NATIONWIDE VLI

SEPARATE

ACCOUNT-4

Annual Report

To

Policyholders

December 31, 2023

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

KPMG LLP
Suite 500 191 West Nationwide Blvd.
Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide VLI Separate Account 4:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide VLI Separate Account 4 (the Separate Account), as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 8 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix, the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 8, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 1, 2024

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A (ALVSVA)1

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA) AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class A (ALVIVA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)1

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)1

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

AMERICAN CENTURY INVESTMENTS

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Asset Allocation Fund: Class 2 (AMVAA2)

American Funds Insurance Series(R) - Capital World Bond Fund: Class 2 (AMVGB2)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 2 (AMVGS2)

American Funds Insurance Series(R) - Growth Fund: Class 2 (AMVGR2)

American Funds Insurance Series(R) - Growth-Income Fund: Class 2 (AMVGI2)

American Funds Insurance Series(R) - International Fund: Class 2 (AMVI2)

American Funds Insurance Series(R) - New World Fund: Class 2 (AMVNW2)

American Funds Insurance Series(R) - The Bond Fund of America: Class 2 (AMVBD2)

AMUNDI US

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)

BLACKROCK FUNDS

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)

BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class II (MLVLC2)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Initial Shares (DVMCS)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)

CALVERT GROUP

Calvert Variable Products, Inc. - Calvert VP S&P 500 Index Portfolio (CVSPIP)

CHARLES SCHWAB FUNDS

Schwab Annuity Portfolios - Schwab(R) S&P 500 Index Portfolio (SASP5I)

DAVIS FUNDS

Davis Variable Account Fund, Inc. - Davis Value Portfolio (DAVVL)

DELAWARE FUNDS BY MACQUARIE

Delaware VIP Trust - Delaware VIP Emerging Markets Series: Service Class (DWVEMS)

Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class (DFVEA)

DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)

DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)

DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)

DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)

DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)

DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)

DWS INVESTMENT MANAGEMENT AMERICAS, INC.

Deutsche DWS Variable Series II - DWS CROCI(R) U.S. VIP: Class B (SVSLVB)

Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)

Deutsche DWS Variable Series II - DWS Small Mid Cap Value VIP: Class B (SVSSVB)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II (FVUS2)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2005 Portfolio: Service Class (FF05S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2015 Portfolio: Service Class (FF15S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2025 Portfolio: Service Class (FF25S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2035 Portfolio: Service Class (FF35S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2040 Portfolio: Service Class (FF40S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2045 Portfolio: Service Class (FF45S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2050 Portfolio: Service Class (FF50S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2055 Portfolio: Service Class (FF55S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2060 Portfolio: Service Class (FF60S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2065 Portfolio: Service Class (FF65S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class (FFINS)

Fidelity Variable Insurance Products Fund - VIP Bond Index Portfolio: Service Class (FVBIS)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products Fund - VIP Extended Market Index Portfolio: Service Class (FVEMIS)

Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class (FMMP)

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class (FGOS)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)

Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)

Fidelity Variable Insurance Products Fund - VIP International Index Portfolio: Service Class (FVIIS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)

Fidelity Variable Insurance Products Fund - VIP Total Market Index Portfolio: Service Class (FVMIS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Growth Fund: Service Shares (GVGOPS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Value Fund: Institutional Shares (GVMCE)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Institutional Shares (GVCSE)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)

GUGGENHEIM INVESTMENTS

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. American Value Fund: Series I Shares (MSVMV)

Invesco - Invesco V.I. Capital Appreciation Fund: Series I (OVGR)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares (AVIE)

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Growth and Income Fund: Series I Shares (ACGI)

Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

Invesco - Invesco V.I. Small Cap Equity Fund: Series I Shares (AVSCE)

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II (WRGP)

Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)

Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)

Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II (WRSTP)

Ivy Variable Insurance Portfolios - Delaware VIP Real Estate Securities: Class II (WRRESP)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Service Shares (JAMVS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I (SBVSG)

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - Baron Growth Opportunities Fund: Service Class (BNCAI)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)

Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MAINSTAY FUNDS

MainStay VP Funds Trust - MainStay VP Floating Rate Portfolio: Initial Class (MNVFRI)

MainStay VP Funds Trust - MainStay VP Floating Rate Portfolio: Service Class (MNVFRS)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS Growth Series: Service Class (MEGSS)

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)

MFS(R) Variable Insurance Trust II - MFS Emerging Markets Equity Portfolio: Initial Class (MV2EEI)

MFS(R) Variable Insurance Trust II - MFS Emerging Markets Equity Portfolio: Service Class (MV2EES)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I (MSVMG)

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class I (MSVEG)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (NCPGI)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I (NCPG)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I (NVNSR1) 1

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class Y (NJMMAY)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II (NJNDE2)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I (NVNMO1) 1

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class I (NVSTB1) 1

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2) 1

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y (NVSIXD)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares (AMRI)1

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)1

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S Shares (AMMCGS)1

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)1

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)1

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

Putnam Variable Trust - Putnam VT Large Cap Growth Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB (PVTSCB)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price All-Cap Opportunities Portfolio (TRNAG1)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio (TRBCGP)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Moderate Allocation Portfolio (TRPSB1)

T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio (TRLT1)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Balanced Portfolio (VVB)

Vanguard Variable Insurance Fund - Capital Growth Portfolio (VVCG)

Vanguard Variable Insurance Fund - Diversified Value Portfolio (VVDV)

Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)

Vanguard Variable Insurance Fund - Equity Index Portfolio (VVEIX)

Vanguard Variable Insurance Fund - Growth Portfolio (VVG)

Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)

Vanguard Variable Insurance Fund - International Portfolio (VVI)

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Vanguard Variable Insurance Fund - Real Estate Index Portfolio (VVREI)

Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)

Vanguard Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)

Vanguard Variable Insurance Fund - Global Bond Index Portfolio (VVGBI)

Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio (VVTISI)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from January 6, 2022 (inception) to December 31, 2022.

PIMCO FUNDS

PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class (PMVID)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from January 10, 2022 (inception) to December 31, 2022.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust III - MFS Global Real Estate Portfolio: Service Class (M3GRES)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from February 2, 2022 (inception) to December 31, 2022.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust III - MFS Global Real Estate Portfolio: Initial Class (M3GREI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from May 16, 2022 (inception) to December 31, 2022.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from August 8, 2022 (inception) to December 31, 2022.

PIMCO FUNDS

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from September 15, 2022 (inception) to December 31, 2022.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from November 10, 2022 (inception) to December 31, 2022.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2 (AMVGV2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from December 27, 2022 (inception) to December 31, 2022.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 2 (AMVBC2)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Income Portfolio: Institutional Class (PMVII)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from April 28, 2023 (inception) to December 31, 2023.

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP JPMorgan Mid Cap Value Fund: Standard Class (LJPMVS)

Lincoln Variable Insurance Products Trust - LVIP JPMorgan Small Cap Core Fund: Standard Class (LJPSCS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from May 2, 2023 (inception) to December 31, 2023.

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares (JAGSEI)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from May 19, 2023 (inception) to December 31, 2023.

AMERICAN FUNDS GROUP (THE)

Class American B (ABTGB) Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from June 21, 2023 (inception) to December 31, 2023.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Growth Portfolio: Class B (ABTGB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from September 26, 2023 (inception) to December 31, 2023.

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio (TRMCGP)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from November 1, 2023 (inception) to December 31, 2023.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust III - MFS Limited Maturity Portfolio: Initial Class (MV3LMI)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
ABTGB	57	$1,693	$1,768	$-	$1,768	$-	$1,768
ALVDAA	4,093	34,510	36,634	-	36,634	-	36,634
ALVGIA	1,126,508	33,122,312	33,231,982	14	33,231,996	-	33,231,996
ALVIVA	309,444	4,382,305	4,576,675	-	4,576,675	2	4,576,673
ALVIVB	37,155	518,377	546,553	-	546,553	-	546,553
ALVSVA	1,026,750	18,306,525	18,183,747	2	18,183,749	-	18,183,749
SVDF	850,888	22,893,288	17,409,165	4	17,409,169	-	17,409,169
SVOF	370,245	9,193,808	9,622,670	4	9,622,674	-	9,622,674
WFVSCG	1,291,040	10,628,860	10,147,574	3	10,147,577	-	10,147,577
ACVCA	43,643	539,221	620,602	-	620,602	-	620,602
ACVI	172,706	1,947,861	1,827,234	-	1,827,234	1	1,827,233
ACVIG	2,714,118	24,235,516	20,817,286	2	20,817,288	-	20,817,288
ACVIP1	3,015,223	30,833,831	28,312,944	-	28,312,944	6	28,312,938
ACVIP2	735,257	7,717,300	6,889,359	-	6,889,359	-	6,889,359
ACVMV1	677,572	13,680,995	13,171,994	3	13,171,997	-	13,171,997
ACVU1	597,709	14,721,565	15,331,227	4	15,331,231	-	15,331,231
ACVV	1,214,710	15,145,666	14,807,313	9	14,807,322	-	14,807,322
AMVAA2	548,590	13,506,054	12,908,315	5	12,908,320	-	12,908,320
AMVBC2	11,797	153,759	167,642	-	167,642	-	167,642
AMVBC4	20,004	248,649	281,255	-	281,255	-	281,255
AMVBD2	5,703,941	62,289,514	53,617,041	-	53,617,041	3	53,617,038
AMVGB2	394,661	4,398,067	3,958,447	1	3,958,448	-	3,958,448
AMVGI2	38,799	2,223,551	2,261,999	-	2,261,999	2	2,261,997
AMVGR2	524,907	51,057,077	51,545,880	39	51,545,919	-	51,545,919
AMVGS2	198,701	4,113,485	3,477,274	-	3,477,274	2	3,477,272
AMVGS4	2,423	40,593	42,302	-	42,302	-	42,302
AMVGV2	5,974	58,093	58,429	-	58,429	-	58,429
AMVI2	1,172,561	22,477,471	20,414,288	7	20,414,295	-	20,414,295
AMVNW2	487,608	12,837,349	12,273,104	2	12,273,106	-	12,273,106
PIHYB1	254,089	2,169,106	2,108,943	-	2,108,943	6	2,108,937
BRVHYI	3,315,110	23,069,775	22,675,350	118,128	22,793,478	-	22,793,478
MLVGA2	598,797	10,327,751	9,700,514	-	9,700,514	-	9,700,514
MLVLC2	54,124	1,258,446	1,111,162	3	1,111,165	-	1,111,165
DCAP	91,171	3,562,301	3,192,808	2	3,192,810	-	3,192,810
DSC	23,776	984,492	996,933	-	996,933	1	996,932
DSIF	12,041,140	714,715,712	831,801,959	612	831,802,571	-	831,802,571
DSRG	329,055	12,371,600	14,800,893	-	14,800,893	-	14,800,893
DVMCS	75,696	1,287,079	1,414,010	-	1,414,010	2	1,414,008
DVSCS	5,540,521	105,170,260	102,942,883	66	102,942,949	-	102,942,949
CVSPIP	1,041	162,086	180,117	5	180,122	-	180,122
SASP5I	1,251,669	73,389,872	87,854,662	35	87,854,697	-	87,854,697
DAVVL	939,760	6,723,693	5,864,100	3	5,864,103	-	5,864,103
DWVEMS	210,870	4,881,450	4,634,918	4	4,634,922	-	4,634,922
DWVSVS	485,807	18,773,991	18,528,686	12	18,528,698	-	18,528,698
DFVGMI	23,762	338,154	358,337	-	358,337	-	358,337
DFVIPS	581,371	6,121,326	5,267,218	-	5,267,218	3	5,267,215
DFVIS	3,236	36,579	38,440	-	38,440	-	38,440
DFVIV	4,516	58,728	61,458	1	61,459	-	61,459
DFVULV	393,815	11,130,312	12,814,728	4	12,814,732	-	12,814,732
DFVUTV	312,983	7,012,927	7,073,417	4	7,073,421	-	7,073,421
DSGIBA	31,826	716,332	715,756	-	715,756	1	715,755
SVSLVB	1,337	19,391	20,917	-	20,917	-	20,917
SVSSVB	9,028	107,423	125,131	-	125,131	-	125,131

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
ETVFR	2,486,633	21,961,696	21,509,379	-	21,509,379	16	21,509,363
FQB	1,864,919	20,580,571	18,910,280	57	18,910,337	-	18,910,337
FVU2	90,123	927,229	812,913	1	812,914	-	812,914
FVUS2	29,992	275,396	280,422	-	280,422	3	280,419
FCS	953,105	41,587,644	46,034,992	239	46,035,231	-	46,035,231
FEIS	2,782,064	62,335,312	68,577,878	7	68,577,885	-	68,577,885
FEMS	860,437	10,194,118	9,129,232	6	9,129,238	-	9,129,238
FF05S	22,373	252,159	256,846	-	256,846	2	256,844
FF10S	205,231	2,717,639	2,321,158	1	2,321,159	-	2,321,159
FF15S	550,177	6,440,779	6,305,029	3	6,305,032	-	6,305,032
FF20S	2,007,237	27,008,439	24,990,106	320	24,990,426	-	24,990,426
FF25S	1,802,539	28,625,826	27,236,364	5	27,236,369	-	27,236,369
FF30S	3,642,094	56,283,287	55,760,465	17	55,760,482	-	55,760,482
FF35S	642,452	16,271,235	16,639,510	8	16,639,518	-	16,639,518
FF40S	1,679,399	39,587,408	41,716,278	22	41,716,300	-	41,716,300
FF45S	203,480	4,823,960	5,113,458	4	5,113,462	-	5,113,462
FF50S	298,253	6,418,073	6,767,361	4	6,767,365	-	6,767,365
FF55S	49,476	575,279	629,832	-	629,832	5	629,827
FF60S	129,710	1,507,280	1,631,752	7	1,631,759	-	1,631,759
FF65S	1,807	20,793	22,384	2	22,386	-	22,386
FFINS	119,407	1,294,563	1,308,706	-	1,308,706	1	1,308,705
FGOS	9,504	414,811	565,216	5	565,221	-	565,221
FGS	2,051,877	173,079,320	189,511,331	64	189,511,395	-	189,511,395
FHIS	2,301,255	11,622,092	10,493,722	1	10,493,723	-	10,493,723
FIGBS	13,183,839	166,310,839	145,154,073	260	145,154,333	-	145,154,333
FIP	11,652	4,867,078	5,380,871	5	5,380,876	-	5,380,876
FMCS	966,078	32,668,472	34,691,866	168	34,692,034	-	34,692,034
FMMP	1,160,456	1,160,456	1,160,456	19	1,160,475	-	1,160,475
FNRS2	355,267	8,098,720	8,736,014	1,447	8,737,461	-	8,737,461
FOS	755,451	16,470,882	19,399,987	-	19,399,987	-	19,399,987
FRESS	145,316	2,403,789	2,493,624	147	2,493,771	-	2,493,771
FVBIS	174	1,660	1,683	-	1,683	-	1,683
FVEMIS	931	10,986	12,019	-	12,019	-	12,019
FVIIS	1,361	13,718	14,441	-	14,441	-	14,441
FVMIS	16,331	189,647	281,390	-	281,390	-	281,390
FVSS	530,596	7,797,051	8,744,227	175	8,744,402	-	8,744,402
FVSS2	8,729	128,340	146,214	-	146,214	-	146,214
FTVDM2	355,998	3,185,970	2,929,860	-	2,929,860	-	2,929,860
FTVFA2	98,083	541,329	480,606	-	480,606	1	480,605
FTVGB1	542,929	7,336,366	7,367,552	4	7,367,556	-	7,367,556
FTVGI2	305,138	4,608,355	3,917,974	1	3,917,975	-	3,917,975
FTVIS2	370,378	5,545,126	5,259,367	-	5,259,367	1	5,259,366
FTVMD2	19,127	319,725	351,556	4	351,560	-	351,560
FTVSV2	802,096	10,754,180	10,643,817	4	10,643,821	-	10,643,821
FTVSVI	790,988	11,751,395	11,200,396	78	11,200,474	-	11,200,474
TIF	52,161	677,682	759,987	1	759,988	-	759,988
TIF2	631,072	8,002,197	8,986,462	2	8,986,464	-	8,986,464
GVCSE	115,444	1,283,758	1,417,658	-	1,417,658	-	1,417,658
GVGMNS	2,231	26,397	25,324	-	25,324	-	25,324
GVGOPS	61,411	559,195	627,004	-	627,004	-	627,004
GVMCE	538,610	8,603,857	8,623,140	2	8,623,142	-	8,623,142
GVMSAS	3,251	29,465	28,902	-	28,902	-	28,902
RVARS	8,853	230,058	229,203	-	229,203	-	229,203

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
ACEG	32,110	2,155,780	1,893,205	5	1,893,210	-	1,893,210
ACGI	243,406	4,463,259	4,590,644	1	4,590,645	-	4,590,645
AVHY1	56,695	259,925	265,901	1	265,902	-	265,902
AVIE	918,584	32,529,816	31,314,535	19	31,314,554	-	31,314,554
AVMCCI	16,957	162,016	166,007	-	166,007	3	166,004
AVSCE	7,788	124,079	133,950	1	133,951	-	133,951
IVBRA1	137,219	1,348,216	1,191,063	-	1,191,063	1	1,191,062
MSVMV	-	2	2	-	2	-	2
OVAG	656,126	49,216,138	41,211,282	7	41,211,289	-	41,211,289
OVGI	490,715	11,084,489	8,940,833	7	8,940,840	-	8,940,840
OVGR	292,345	14,752,148	13,760,663	1,308	13,761,971	-	13,761,971
OVGS	2,251,952	87,831,933	82,331,348	-	82,331,348	200	82,331,148
OVIG	11,218,694	23,567,013	22,661,763	17	22,661,780	-	22,661,780
OVSB	3,139,555	15,521,650	13,468,690	-	13,468,690	4	13,468,686
OVSC	445,489	10,815,169	11,988,120	-	11,988,120	23	11,988,097
WRASP	677,700	6,124,612	5,936,654	1	5,936,655	-	5,936,655
WRGP	687,084	6,261,650	6,815,872	5	6,815,877	-	6,815,877
WRHIP	4,035,064	12,251,783	11,903,439	2	11,903,441	-	11,903,441
WRMCG	473,088	4,741,106	4,730,885	7	4,730,892	-	4,730,892
WRRESP	880,556	5,739,348	5,371,391	2	5,371,393	-	5,371,393
WRSTP	425,878	8,672,654	9,782,416	2	9,782,418	-	9,782,418
JABS	671,964	29,750,572	32,287,882	13	32,287,895	-	32,287,895
JACAS	1,361,270	53,261,640	57,840,348	8	57,840,356	-	57,840,356
JAEI	17,590	1,321,949	1,345,977	-	1,345,977	-	1,345,977
JAFBS	657,429	7,779,466	7,336,908	3	7,336,911	-	7,336,911
JAGSEI	1,003	9,689	10,470	-	10,470	-	10,470
JAGTS	2,719,238	40,517,300	43,670,968	14	43,670,982	-	43,670,982
JAIGS	588,196	17,868,071	23,574,908	1	23,574,909	-	23,574,909
JAMGS	513,663	36,561,593	35,119,155	17	35,119,172	-	35,119,172
JAMVS	130,484	2,047,796	2,181,697	6	2,181,703	-	2,181,703
LZREMS	457,344	9,062,134	9,526,477	7	9,526,484	-	9,526,484
SBVSG	819,206	24,731,452	22,405,295	16	22,405,311	-	22,405,311
BNCAI	47,708	3,511,224	3,434,614	7	3,434,621	-	3,434,621
LJPMVS	4,922,968	45,937,190	50,081,356	33	50,081,389	-	50,081,389
LJPSCS	64,109	1,150,437	1,272,495	3	1,272,498	-	1,272,498
LOVBD	467,627	5,279,535	4,825,912	-	4,825,912	-	4,825,912
LOVSDC	1,061,193	14,496,385	13,827,350	2	13,827,352	-	13,827,352
LOVTRC	1,210,217	18,925,857	17,185,078	7	17,185,085	-	17,185,085
MNVFRI	4,000	33,850	34,340	1	34,341	-	34,341
MNVFRS	88,263	742,576	758,411	11	758,422	-	758,422
M3GREI	2,618	39,201	34,246	-	34,246	-	34,246
M3GRES	9,230	154,905	147,040	-	147,040	-	147,040
MEGSS	24,151	1,197,402	1,344,753	2	1,344,755	-	1,344,755
MMCGSC	421,077	2,934,019	3,124,389	1	3,124,390	-	3,124,390
MNDIC	90,863	1,673,350	1,175,772	-	1,175,772	-	1,175,772
MNDSC	307,893	3,605,601	3,109,716	-	3,109,716	2	3,109,714
MV2EEI	139	1,643	1,729	-	1,729	-	1,729
MV2EES	19,637	274,940	240,357	1	240,358	-	240,358
MV2IGI	220,603	4,742,468	4,992,252	1	4,992,253	-	4,992,253
MV2RIS	400,387	6,262,383	6,658,442	2	6,658,444	-	6,658,444
MV3LMI	1,371	13,307	13,666	-	13,666	-	13,666
MV3MVI	40,402	389,651	397,155	-	397,155	-	397,155
MV3MVS	225,673	2,094,136	2,184,510	2	2,184,512	-	2,184,512

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
MVBRES	41,109	2,258,071	2,247,034	1	2,247,035	-	2,247,035
MVFIC	504,498	10,187,321	10,730,674	-	10,730,674	1	10,730,673
MVFSC	4,817,381	96,760,087	99,767,956	64	99,768,020	-	99,768,020
MVIGIC	38,027	541,444	557,852	-	557,852	-	557,852
MVIVSC	3,049,552	88,273,450	87,918,597	28	87,918,625	-	87,918,625
MVRBSS	475,759	5,649,855	5,456,952	-	5,456,952	-	5,456,952
MSEM	840,817	5,558,885	4,624,496	1	4,624,497	-	4,624,497
MSVEG	715,319	7,678,707	9,549,514	2	9,549,516	-	9,549,516
MSVMG	351,835	1,333,270	1,614,922	1	1,614,923	-	1,614,923
MSVRE	371,720	6,025,517	5,404,806	81	5,404,887	-	5,404,887
VKVGR2	231,383	1,917,983	1,744,625	-	1,744,625	3	1,744,622
DTRTFB	63,524	616,798	540,587	-	540,587	1	540,586
EIF	835,489	15,803,645	16,283,684	-	16,283,684	-	16,283,684
GBF	14,204,910	143,590,124	134,520,493	31	134,520,524	-	134,520,524
GEM	980,509	12,493,087	10,275,737	2	10,275,739	-	10,275,739
GIG	1,490,791	15,502,045	16,026,007	3	16,026,010	-	16,026,010
GVAAA2	450,966	11,573,788	11,463,556	-	11,463,556	3	11,463,553
GVABD2	164,286	1,974,612	1,792,362	-	1,792,362	1	1,792,361
GVAGG2	277,802	9,238,495	9,759,179	1	9,759,180	-	9,759,180
GVAGI2	95,885	5,398,993	6,029,236	1	6,029,237	-	6,029,237
GVAGR2	182,511	18,198,707	19,751,296	1	19,751,297	-	19,751,297
GVDMA	13,286,657	141,400,420	120,908,582	18	120,908,600	-	120,908,600
GVDMC	2,245,886	21,595,249	20,662,149	136	20,662,285	-	20,662,285
GVEX1	2,545,929	26,341,277	23,371,625	-	23,371,625	-	23,371,625
GVIDA	5,256,010	56,878,994	53,663,865	1,204	53,665,069	-	53,665,069
GVIDC	1,490,845	14,382,645	14,043,760	-	14,043,760	3	14,043,757
GVIDM	7,946,977	76,781,909	68,741,352	157	68,741,509	-	68,741,509
GVIX2	482,343	4,635,509	5,088,717	-	5,088,717	3	5,088,714
HIBF	3,632,018	22,660,610	21,029,381	8	21,029,389	-	21,029,389
IDPG	31,293	358,440	322,008	-	322,008	-	322,008
IDPGI	141	1,481	1,464	-	1,464	-	1,464
MCIF	7,657,183	149,399,384	144,261,321	65	144,261,386	-	144,261,386
MSBF	1,187,343	10,652,033	9,926,188	-	9,926,188	-	9,926,188
NCPG	9,874	112,263	121,251	-	121,251	-	121,251
NCPGI	2,614	28,480	30,850	-	30,850	-	30,850
NJMMAY	2,714	24,251	24,261	-	24,261	-	24,261
NJNDE2	60	866	1,014	-	1,014	1	1,013
NVAMV1	2,287,090	35,084,245	38,400,241	-	38,400,241	-	38,400,241
NVAMVX	1,803,773	27,770,004	30,231,233	3	30,231,236	-	30,231,236
NVBX	27,200,737	273,630,106	249,702,768	152	249,702,920	-	249,702,920
NVCBD1	225,618	2,378,951	2,064,402	-	2,064,402	-	2,064,402
NVCCA1	450,231	4,580,805	4,839,979	-	4,839,979	-	4,839,979
NVCCN1	320,669	3,374,078	3,341,371	-	3,341,371	3	3,341,368
NVCMA1	954,905	9,017,952	9,883,263	1	9,883,264	-	9,883,264
NVCMC1	202,407	2,246,261	2,194,093	-	2,194,093	-	2,194,093
NVCMD1	915,661	9,810,528	10,108,900	-	10,108,900	-	10,108,900
NVCRA1	435,843	5,163,519	5,400,093	4	5,400,097	-	5,400,097
NVCRB1	681,977	7,606,814	7,651,786	2	7,651,788	-	7,651,788
NVDBL2	114,479	1,640,176	1,498,536	-	1,498,536	-	1,498,536
NVDCA2	43,204	633,608	540,478	-	540,478	-	540,478
NVDCAP	17,043	233,859	212,359	-	212,359	-	212,359
NVFIII	12,994	140,540	123,837	-	123,837	-	123,837
NVGEII	11,686	166,269	186,047	-	186,047	-	186,047

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
NVIDMP	678,936	6,746,554	5,845,638	-	5,845,638	-	5,845,638
NVIE6	21,139	193,016	224,500	-	224,500	-	224,500
NVIX	4,549,402	46,432,260	48,087,181	17	48,087,198	-	48,087,198
NVLCP1	471,967	5,187,230	4,663,034	-	4,663,034	1	4,663,033
NVMIG1	2,297,099	20,916,757	17,848,461	2	17,848,463	-	17,848,463
NVMIVX	565,698	5,614,427	6,629,981	1	6,629,982	-	6,629,982
NVMLG1	3,357,938	27,654,202	28,542,469	6	28,542,475	-	28,542,475
NVMMG1	6,394,459	59,965,001	40,093,257	1	40,093,258	-	40,093,258
NVMMV1	1,325,642	11,298,096	10,154,414	3	10,154,417	-	10,154,417
NVMMV2	1,619,177	14,121,168	12,516,240	2	12,516,242	-	12,516,242
NVNMO1	1,620,136	17,314,915	20,397,517	1	20,397,518	-	20,397,518
NVNSR1	16,682	232,456	200,857	1	200,858	-	200,858
NVOLG1	13,330,842	255,650,790	281,280,763	7	281,280,770	-	281,280,770
NVRE1	4,374,255	32,417,836	32,238,256	4	32,238,260	-	32,238,260
NVSIX2	332,621	2,383,488	2,631,032	-	2,631,032	1	2,631,031
NVSIXD	24,985	188,782	201,375	1	201,376	-	201,376
NVSTB1	12,600,242	130,290,543	121,592,331	39	121,592,370	-	121,592,370
NVSTB2	233,276	2,348,353	2,241,778	-	2,241,778	-	2,241,778
NVTIV3	94,082	1,045,257	1,112,047	1	1,112,048	-	1,112,048
SAM	42,789,050	42,789,050	42,789,050	-	42,789,050	516	42,788,534
SAM5	534,817,037	534,817,037	534,817,037	-	534,817,037	203	534,816,834
SCF	2,961,537	54,146,946	53,959,211	13	53,959,224	-	53,959,224
SCGF	2,192,164	32,959,050	30,076,486	9	30,076,495	-	30,076,495
SCVF	4,750,272	41,024,674	44,747,559	5	44,747,564	-	44,747,564
TRF	2,217,967	45,265,377	47,020,891	-	47,020,891	-	47,020,891
AMCG	53,602	1,654,889	1,427,416	-	1,427,416	-	1,427,416
AMMCGS	40,872	1,056,922	936,794	-	936,794	-	936,794
AMRI	4,156	62,802	65,504	-	65,504	-	65,504
AMSRS	75,951	2,006,225	2,532,952	2	2,532,954	-	2,532,954
AMTB	345,186	3,447,679	3,327,596	3,585	3,331,181	-	3,331,181
NOTB3	4,908	95,446	67,389	-	67,389	1	67,388
NOTG3	4,390	67,709	52,639	-	52,639	-	52,639
NOTMG3	10,981	152,512	130,457	1	130,458	-	130,458
PMVAAA	460,281	4,499,454	4,165,547	2	4,165,549	-	4,165,549
PMVFBA	118,887	1,018,596	899,972	-	899,972	-	899,972
PMVFHA	396,910	3,713,330	3,901,623	-	3,901,623	4	3,901,619
PMVGBA	128,695	1,251,933	1,238,045	-	1,238,045	5	1,238,040
PMVHYA	39,326	270,907	282,359	1	282,360	-	282,360
PMVID	1,710,715	16,685,491	17,021,619	-	17,021,619	15	17,021,604
PMVII	8,265	80,012	82,234	-	82,234	-	82,234
PMVLDA	3,354,024	33,743,470	32,198,631	-	32,198,631	10	32,198,621
PMVLGA	1,304,955	16,684,604	10,374,390	-	10,374,390	2	10,374,388
PMVRRA	3,427,025	44,613,463	39,650,678	-	39,650,678	9	39,650,669
PMVRSA	52,312	347,835	279,870	-	279,870	-	279,870
PMVTRA	6,685,993	70,091,088	61,377,420	-	61,377,420	16	61,377,404
PVSTA	62,051	631,081	634,784	3	634,787	-	634,787
PVEIB	118,924	3,154,482	3,427,382	1	3,427,383	-	3,427,383
PVGOB	335,946	4,246,521	4,528,558	-	4,528,558	-	4,528,558
PVNOB	1,594	58,308	63,113	-	63,113	-	63,113
PVTIGB	58,232	853,012	889,208	-	889,208	-	889,208
PVTSCB	148,861	1,589,381	1,701,484	1	1,701,485	-	1,701,485
ROCMC	206,602	2,200,122	1,894,540	-	1,894,540	-	1,894,540
TRBCGP	2,278,380	96,257,033	105,238,392	107	105,238,499	-	105,238,499

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
TREI2	586,104	16,700,868	16,170,598	8	16,170,606	-	16,170,606
TRHS2	218,211	11,941,622	11,314,221	-	11,314,221	-	11,314,221
TRLT1	6,027,350	29,210,451	28,087,450	-	28,087,450	11	28,087,439
TRMCG2	955,723	27,645,428	25,823,643	12	25,823,655	-	25,823,655
TRMCGP	143	3,998	4,169	-	4,169	-	4,169
TRNAG1	1,720,878	62,934,779	59,198,194	39	59,198,233	-	59,198,233
TRPSB1	431,762	9,150,353	8,643,884	3	8,643,887	-	8,643,887
VWEM	680,010	7,806,523	6,262,888	-	6,262,888	6	6,262,882
VWHA	584,732	16,225,644	15,548,013	-	15,548,013	1	15,548,012
VVB	786,650	18,761,595	18,321,075	3	18,321,078	-	18,321,078
VVCG	8,928	375,287	414,089	-	414,089	5	414,084
VVDV	20,002	283,544	312,625	-	312,625	-	312,625
VVEI	98,612	2,240,209	2,357,811	-	2,357,811	-	2,357,811
VVEIX	6,258	324,594	381,056	1	381,057	-	381,057
VVG	839,098	16,945,428	21,262,749	11	21,262,760	-	21,262,760
VVGBI	9,531	185,616	177,268	-	177,268	-	177,268
VVHGB	3,854,337	46,043,640	40,971,599	23	40,971,622	-	40,971,622
VVHYB	61	435	453	-	453	-	453
VVI	532,096	14,359,236	13,073,589	10	13,073,599	-	13,073,599
VVMCI	1,088,367	24,203,644	26,044,617	13	26,044,630	-	26,044,630
VVREI	224,868	2,819,348	2,680,422	-	2,680,422	5	2,680,417
VVSCG	432,166	7,260,186	7,610,446	3	7,610,449	-	7,610,449
VVSTC	88,416	878,452	911,567	-	911,567	-	911,567
VVTISI	666,386	13,434,014	14,054,077	-	14,054,077	2	14,054,075
VVTSM	21,955	1,029,323	1,085,679	-	1,085,679	-	1,085,679
VRVDRI	335,192	6,377,733	6,499,375	3	6,499,378	-	6,499,378

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no policyholders were invested at December 31, 2023, if applicable.

***	If zero shares are listed, there is ownership of the fund, however it is less than one full share.

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	ABTGB	ALVDAA	ALVGIA	ALVIVA	ALVIVB	ALVSVA	SVDF	SVOF
Reinvested dividends	$2	302	468,844	35,732	3,725	169,718	-	-
Mortality and expense risk charges (note 3)	-	-	(38,791)	(3,122)	-	(4,697)	(7,473)	(8,343)

Net investment income (loss)	2	302	430,053	32,610	3,725	165,021	(7,473)	(8,343)

Realized gain (loss) on investments	(464)	(23,488)	408,877	43,642	30,410	13,640	(2,086,872)	(106,701)
Change in unrealized gain (loss) on investments	75	28,898	294,490	499,562	15,637	1,131,192	5,172,630	1,363,922

Net gain (loss) on investments	(389)	5,410	703,367	543,204	46,047	1,144,832	3,085,758	1,257,221

Reinvested capital gains	389	-	2,465,520	-	-	1,336,633	-	708,237

Net increase (decrease) in contract owners’ equity resulting from operations	$2	5,712	3,598,940	575,814	49,772	2,646,486	3,078,285	1,957,115

Investment Activity*:	WFVSCG	ACVCA	ACVI	ACVIG	ACVIP1	ACVIP2	ACVMV1	ACVU1
Reinvested dividends	$-	-	25,784	308,453	993,365	231,441	299,838	-
Mortality and expense risk charges (note 3)	(7,788)	(721)	(1,848)	(2,869)	(36,534)	-	(8,540)	(915)

Net investment income (loss)	(7,788)	(721)	23,936	305,584	956,831	231,441	291,298	(915)

Realized gain (loss) on investments	(2,921,263)	(25,074)	(16,689)	(685,956)	(1,592,324)	(54,532)	49,561	28
Change in unrealized gain (loss) on investments	3,300,992	140,023	206,855	2,069,779	1,583,526	53,336	(1,051,430)	609,663

Net gain (loss) on investments	379,729	114,949	190,166	1,383,823	(8,798)	(1,196)	(1,001,869)	609,691

Reinvested capital gains	-	897	-	-	-	-	1,461,109	-

Net increase (decrease) in contract owners’ equity resulting from operations	$371,941	115,125	214,102	1,689,407	948,033	230,245	750,538	608,776

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	ACVV	AMVAA2	AMVBC2	AMVBC4	AMVBD2	AMVGB2	AMVGI2	AMVGR2
Reinvested dividends	$342,039	268,054	2,304	4,261	1,813,618	-	27,686	165,101
Mortality and expense risk charges (note 3)	(16,798)	(10,029)	13	-	(51,905)	(609)	4,320	(55,095)

Net investment income (loss)	325,241	258,025	2,317	4,261	1,761,713	(609)	32,006	110,006

Realized gain (loss) on investments	696,559	(54,012)	180	1,791	(124,717)	(339,532)	(38,676)	1,794,605
Change in unrealized gain (loss) on investments	(932,779)	978,950	13,883	28,586	880,434	574,904	362,324	10,576,280

Net gain (loss) on investments	(236,220)	924,938	14,063	30,377	755,717	235,372	323,648	12,370,885

Reinvested capital gains	1,122,620	454,440	138	2,068	-	-	102,686	2,550,993

Net increase (decrease) in contract owners’ equity resulting from operations	$1,211,641	1,637,403	16,518	36,706	2,517,430	234,763	458,340	15,031,884

Investment Activity*:	AMVGS2	AMVGS4	AMVGV2	AMVI2	AMVNW2	PIHYB1	BRVHYI	MLVGA2
Reinvested dividends	$8,427	8	2,809	255,722	168,979	116,403	1,387,498	193,466
Mortality and expense risk charges (note 3)	(5,072)	-	(225)	(23,462)	(7,515)	(2,677)	(26,700)	(2,814)

Net investment income (loss)	3,355	8	2,584	232,260	161,464	113,726	1,360,798	190,652

Realized gain (loss) on investments	(232,823)	(13)	(11,807)	(699,115)	(995,199)	(10,871)	(421,868)	(248,949)
Change in unrealized gain (loss) on investments	650,259	1,708	3,041	3,622,996	2,388,116	122,902	1,711,330	1,144,189

Net gain (loss) on investments	417,436	1,695	(8,766)	2,923,881	1,392,917	112,031	1,289,462	895,240

Reinvested capital gains	39,330	307	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$460,121	2,010	(6,182)	3,156,141	1,554,381	225,757	2,650,260	1,085,892

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	MLVLC2	DCAP	DSC	DSIF	DSRG	DVMCS	DVSCS	CVSPIP
Reinvested dividends	$7,232	22,144	3,173	11,062,211	100,834	15,881	1,046,067	2,920
Mortality and expense risk charges (note 3)	(1,852)	(2,705)	-	(752,929)	(312)	(3,197)	(123,386)	(394)

Net investment income (loss)	5,380	19,439	3,173	10,309,282	100,522	12,684	922,681	2,526

Realized gain (loss) on investments	(32,720)	(222,221)	(8,669)	35,123,471	(28,777)	(419,483)	4,333,937	(30,472)
Change in unrealized gain (loss) on investments	247,512	519,238	70,747	105,624,707	1,255,053	578,540	3,535,121	92,248

Net gain (loss) on investments	214,792	297,017	62,078	140,748,178	1,226,276	159,057	7,869,058	61,776

Reinvested capital gains	-	274,247	21,384	30,844,364	1,619,214	63,849	5,460,804	10,781

Net increase (decrease) in contract owners’ equity resulting from operations	$220,172	590,703	86,635	181,901,824	2,946,012	235,590	14,252,543	75,083

Investment Activity*:	SASP5I	DAVVL	DWVEMS	DWVSVS	DFVEA	DFVGMI	DFVIPS	DFVIS
Reinvested dividends	$1,141,661	71,179	64,714	123,786	-	8,686	204,787	1,134
Mortality and expense risk charges (note 3)	(74,752)	(6,829)	(9,544)	(25,708)	4	-	(5,520)	12

Net investment income (loss)	1,066,909	64,350	55,170	98,078	4	8,686	199,267	1,146

Realized gain (loss) on investments	2,721,294	(152,791)	(83,005)	2,271,807	(683)	(1,820)	(465,412)	(366)
Change in unrealized gain (loss) on investments	14,340,597	1,036,164	594,339	(1,670,054)	1,489	37,621	487,667	2,938

Net gain (loss) on investments	17,061,891	883,373	511,334	601,753	806	35,801	22,255	2,572

Reinvested capital gains	-	568,596	-	829,686	-	3,535	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$18,128,800	1,516,319	566,504	1,529,517	810	48,022	221,522	3,718

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	DFVIV	DFVULV	DFVUTV	DSGIBA	SVSLVB	SVSSVB	ETVFR	FQB
Reinvested dividends	$2,763	285,277	99,218	15,023	1,342	924	1,730,609	484,866
Mortality and expense risk charges (note 3)	575	(13,063)	(5,910)	-	(57)	(125)	(33,992)	(7,938)

Net investment income (loss)	3,338	272,214	93,308	15,023	1,285	799	1,696,617	476,928

Realized gain (loss) on investments	13,398	245,773	(172,548)	(5,406)	(12,932)	(1,077)	(223,848)	(131,984)
Change in unrealized gain (loss) on investments	3,149	596,114	690,308	76,393	20,610	11,817	736,262	751,213

Net gain (loss) on investments	16,547	841,887	517,760	70,987	7,678	10,740	512,414	619,229

Reinvested capital gains	551	173,868	441,499	-	-	4,522	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$20,436	1,287,969	1,052,567	86,010	8,963	16,061	2,209,031	1,096,157

Investment Activity*:	FVU2	FVUS2	FCS	FEIS	FEMS	FF05S	FF10S	FF15S
Reinvested dividends	$14,885	11,647	163,990	1,205,852	191,091	11,630	95,448	234,311
Mortality and expense risk charges (note 3)	-	(354)	(46,483)	(20,684)	(11,333)	(352)	(288)	(5,248)

Net investment income (loss)	14,885	11,293	117,507	1,185,168	179,758	11,278	95,160	229,063

Realized gain (loss) on investments	(16,739)	(27,158)	1,366,788	464,552	(1,947,213)	(62,324)	(147,216)	(1,108,336)
Change in unrealized gain (loss) on investments	69,064	30,446	8,234,242	3,071,416	2,637,649	75,343	85,161	1,440,544

Net gain (loss) on investments	52,325	3,288	9,601,030	3,535,968	690,436	13,019	(62,055)	332,208

Reinvested capital gains	-	-	1,423,964	1,909,708	-	-	195,394	146,719

Net increase (decrease) in contract owners’ equity resulting from operations	$67,210	14,581	11,142,501	6,630,844	870,194	24,297	228,499	707,990

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	FF20S	FF25S	FF30S	FF35S	FF40S	FF45S	FF50S	FF55S
Reinvested dividends	$757,968	740,549	1,266,981	276,554	579,138	51,004	86,685	7,531
Mortality and expense risk charges (note 3)	(19,433)	(36,404)	(55,738)	(16,350)	(58,182)	(3,690)	(8,337)	291

Net investment income (loss)	738,535	704,145	1,211,243	260,204	520,956	47,314	78,348	7,822

Realized gain (loss) on investments	(852,746)	(842,773)	291,908	(431,708)	289,296	(137,660)	(50,455)	(17,891)
Change in unrealized gain (loss) on investments	2,780,667	3,652,079	5,897,668	2,233,071	5,064,599	566,237	880,852	95,236

Net gain (loss) on investments	1,927,921	2,809,306	6,189,576	1,801,363	5,353,895	428,577	830,397	77,345

Reinvested capital gains	173,707	-	-	25,206	502,889	41,216	84,218	4,872

Net increase (decrease) in contract owners’ equity resulting from operations	$2,840,163	3,513,451	7,400,819	2,086,773	6,377,740	517,107	992,963	90,039

Investment Activity*:	FF60S	FF65S	FFINS	FGOS	FGS	FHIS	FIGBS	FIP
Reinvested dividends	$19,797	281	63,313	-	62,877	575,327	3,629,788	66,966
Mortality and expense risk charges (note 3)	(5)	(22)	(1,709)	(483)	(79,479)	(4,824)	(158,703)	7,625

Net investment income (loss)	19,792	259	61,604	(483)	(16,602)	570,503	3,471,085	74,591

Realized gain (loss) on investments	56,244	(1,143)	(163,215)	4,045	3,263,802	(260,889)	(2,906,624)	35,663
Change in unrealized gain (loss) on investments	167,133	3,195	206,642	174,753	37,939,755	688,239	7,795,776	887,179

Net gain (loss) on investments	223,377	2,052	43,427	178,798	41,203,557	427,350	4,889,152	922,842

Reinvested capital gains	16,488	93	-	-	7,849,101	-	-	34,999

Net increase (decrease) in contract owners’ equity resulting from operations	$259,657	2,404	105,031	178,315	49,036,056	997,853	8,360,237	1,032,432

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	FMCS	FMMP	FNRS2	FOS	FRESS	FVBIS	FVEMIS	FVIIS
Reinvested dividends	$168,693	167,134	246,356	169,664	63,220	35	187	353
Mortality and expense risk charges (note 3)	(11,024)	(3,677)	-	(1,452)	(3,256)	13	13	24

Net investment income (loss)	157,669	163,457	246,356	168,212	59,964	48	200	377

Realized gain (loss) on investments	(84,661)	-	2,155,420	186,146	(232,669)	(151)	74	(274)
Change in unrealized gain (loss) on investments	3,678,147	-	(2,465,602)	2,869,159	349,773	23	1,330	1,672

Net gain (loss) on investments	3,593,486	-	(310,182)	3,055,305	117,104	(128)	1,404	1,398

Reinvested capital gains	915,550	-	-	47,535	107,199	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,666,705	163,457	(63,826)	3,271,052	284,267	(80)	1,604	1,775

Investment Activity*:	FVMIS	FVSS	FVSS2	FTVDM2	FTVFA2	FTVGB1	FTVGI2	FTVIS2
Reinvested dividends	$2,683	88,133	1,222	55,652	6,718	-	-	265,223
Mortality and expense risk charges (note 3)	328	(1,977)	-	-	-	(10,723)	(72)	-

Net investment income (loss)	3,011	86,156	1,222	55,652	6,718	(10,723)	(72)	265,223

Realized gain (loss) on investments	1,024	193,679	1,661	(124,031)	(28,985)	(183,959)	(155,342)	66,884
Change in unrealized gain (loss) on investments	54,139	807,338	17,672	430,894	79,898	412,213	266,860	(216,702)

Net gain (loss) on investments	55,163	1,001,017	19,333	306,863	50,913	228,254	111,518	(149,818)

Reinvested capital gains	-	307,974	4,938	2,019	7,798	-	-	321,535

Net increase (decrease) in contract owners’ equity resulting from operations	$58,174	1,395,147	25,493	364,534	65,429	217,531	111,446	436,940

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	FTVMD2	FTVSV2	FTVSVI	TIF	TIF2	GVCSE	GVGMNS	GVGOPS
Reinvested dividends	$5,207	59,263	76,394	24,129	288,388	12,524	416	-
Mortality and expense risk charges (note 3)	(300)	(10,483)	-	-	(6,857)	(441)	-	(1,291)

Net investment income (loss)	4,907	48,780	76,394	24,129	281,531	12,083	416	(1,291)

Realized gain (loss) on investments	(18,442)	(651,458)	(325,931)	(5,565)	63,726	(239,064)	(83)	(177,473)
Change in unrealized gain (loss) on investments	52,647	1,169,823	983,685	116,576	1,320,083	474,605	2,939	279,973

Net gain (loss) on investments	34,205	518,365	657,754	111,011	1,383,809	235,541	2,856	102,500

Reinvested capital gains	11,331	642,472	551,850	-	-	-	-	4,078

Net increase (decrease) in contract owners’ equity resulting from operations	$50,443	1,209,617	1,285,998	135,140	1,665,340	247,624	3,272	105,287

Investment Activity*:	GVMCE	GVMSAS	RVARS	ACEG	ACGI	AVHY1	AVIE	AVMCCI
Reinvested dividends	$80,838	1,840	6,133	-	69,479	13,263	58,594	458
Mortality and expense risk charges (note 3)	(11,378)	-	-	-	(5,818)	(573)	(47,798)	(102)

Net investment income (loss)	69,460	1,840	6,133	-	63,661	12,690	10,796	356

Realized gain (loss) on investments	(1,452,973)	(617)	3,566	(108,704)	87,390	(9,113)	(1,540,240)	(12,505)
Change in unrealized gain (loss) on investments	2,036,743	1,062	(1,277)	566,400	(192,315)	32,025	6,334,488	35,397

Net gain (loss) on investments	583,770	445	2,289	457,696	(104,925)	22,912	4,794,248	22,892

Reinvested capital gains	199,102	-	-	33,246	552,090	-	21,938	-

Net increase (decrease) in contract owners’ equity resulting from operations	$852,332	2,285	8,422	490,942	510,826	35,602	4,826,982	23,248

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	AVSCE	IVBRA1	OVAG	OVGI	OVGR	OVGS	OVIG	OVSB
Reinvested dividends	$-	-	-	68,993	-	169,960	128,310	-
Mortality and expense risk charges (note 3)	(171)	-	(8,182)	(8,702)	(12,120)	(44,205)	(30,110)	-

Net investment income (loss)	(171)	-	(8,182)	60,291	(12,120)	125,755	98,200	-

Realized gain (loss) on investments	(25,982)	(38,524)	(1,394,028)	(527,961)	(152,305)	(3,305,539)	(700,533)	(468,744)
Change in unrealized gain (loss) on investments	44,398	113,457	6,276,302	1,576,165	3,786,682	16,079,004	4,701,179	1,621,344

Net gain (loss) on investments	18,416	74,933	4,882,274	1,048,204	3,634,377	12,773,465	4,000,646	1,152,600

Reinvested capital gains	2,245	-	-	561,003	-	8,594,832	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$20,490	74,933	4,874,092	1,669,498	3,622,257	21,494,052	4,098,846	1,152,600

Investment Activity*:	OVSC	WRASP	WRGP	WRHIP	WRMCG	WRRESP	WRSTP	JABS
Reinvested dividends	$129,141	120,714	-	678,483	-	128,210	-	548,377
Mortality and expense risk charges (note 3)	(3,848)	(617)	(4,749)	(16,445)	(5,466)	(6,662)	(1,871)	(31,229)

Net investment income (loss)	125,293	120,097	(4,749)	662,038	(5,466)	121,548	(1,871)	517,148

Realized gain (loss) on investments	102,137	(103,449)	(872,756)	(415,668)	(1,339,381)	(1,388,333)	(2,697,311)	1,154,783
Change in unrealized gain (loss) on investments	1,617,661	713,632	2,181,507	1,001,983	1,574,362	1,073,207	5,040,643	2,760,786

Net gain (loss) on investments	1,719,798	610,183	1,308,751	586,315	234,981	(315,126)	2,343,332	3,915,569

Reinvested capital gains	-	-	573,490	-	498,649	591,738	455,000	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,845,091	730,280	1,877,492	1,248,353	728,164	398,160	2,796,461	4,432,717

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	JACAS	JAEI	JAFBS	JAGSEI	JAGTS	JAIGS	JAMGS	JAMVS
Reinvested dividends	$64,143	2,039	263,135	41	-	337,573	30,618	19,567
Mortality and expense risk charges (note 3)	(8,695)	-	(7,084)	-	(11,930)	(5,833)	(42,081)	(3,765)

Net investment income (loss)	55,448	2,039	256,051	41	(11,930)	331,740	(11,463)	15,802

Realized gain (loss) on investments	(78,221)	(22,562)	(534,897)	5	647,717	150,772	154,146	(1,776)
Change in unrealized gain (loss) on investments	16,939,888	138,549	634,999	781	14,534,542	1,950,849	2,961,925	133,036

Net gain (loss) on investments	16,861,667	115,987	100,102	786	15,182,259	2,101,621	3,116,071	131,260

Reinvested capital gains	-	81,568	-	-	-	-	2,522,272	57,859

Net increase (decrease) in contract owners’ equity resulting from operations	$16,917,115	199,594	356,153	827	15,170,329	2,433,361	5,626,880	204,921

Investment Activity*:	LZREMS	SBVSG	BNCAI	LJPMVS	LJPSCS	LOVBD	LOVSDC	LOVTRC
Reinvested dividends	$425,801	-	-	902,941	8,728	243,663	622,807	732,825
Mortality and expense risk charges (note 3)	(15,247)	(32,210)	(4,428)	(39,954)	(953)	(7,925)	(19,587)	(27,647)

Net investment income (loss)	410,554	(32,210)	(4,428)	862,987	7,775	235,738	603,220	705,178

Realized gain (loss) on investments	342,213	(2,484,727)	536,007	129,626	8,565	(158,575)	(801,528)	(1,700,175)
Change in unrealized gain (loss) on investments	1,038,228	4,168,182	139,442	4,144,166	122,058	196,755	907,267	2,036,584

Net gain (loss) on investments	1,380,441	1,683,455	675,449	4,273,792	130,623	38,180	105,739	336,409

Reinvested capital gains	-	-	50,487	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,790,995	1,651,245	721,508	5,136,779	138,398	273,918	708,959	1,041,587

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	MNVFRI	MNVFRS	M3GREI	M3GRES	MEGSS	MMCGSC	MNDIC	MNDSC
Reinvested dividends	$2,421	55,667	313	614	-	-	-	-
Mortality and expense risk charges (note 3)	69	(853)	107	(231)	(1,520)	(3,892)	-	4,283

Net investment income (loss)	2,490	54,814	420	383	(1,520)	(3,892)	-	4,283

Realized gain (loss) on investments	127	(1,237)	(2,950)	(20,083)	104,453	(871,720)	(132,023)	(836,769)
Change in unrealized gain (loss) on investments	490	19,981	3,529	25,885	147,351	1,418,598	281,505	1,217,924

Net gain (loss) on investments	617	18,744	579	5,802	251,804	546,878	149,482	381,155

Reinvested capital gains	-	-	2,550	7,812	22,156	43,711	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,107	73,558	3,549	13,997	272,440	586,697	149,482	385,438

Investment Activity*:	MV2EEI	MV2EES	MV2IGI	MV2RIS	MV3LMI	MV3MVI	MV3MVS	MVBRES
Reinvested dividends	$4	2,515	13,668	50,577	-	6,476	28,139	21,296
Mortality and expense risk charges (note 3)	6	(196)	-	(15,932)	5	-	(1,494)	(3,068)

Net investment income (loss)	10	2,319	13,668	34,645	5	6,476	26,645	18,228

Realized gain (loss) on investments	(550)	(9,962)	113,188	(3,331,948)	13	(28,267)	(112,335)	(60,212)
Change in unrealized gain (loss) on investments	883	25,890	635,221	7,148,516	359	50,614	216,167	374,845

Net gain (loss) on investments	333	15,928	748,409	3,816,568	372	22,347	103,832	314,633

Reinvested capital gains	-	-	236,467	-	-	12,282	62,575	158,055

Net increase (decrease) in contract owners’ equity resulting from operations	$343	18,247	998,544	3,851,213	377	41,105	193,052	490,916

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	MVFIC	MVFSC	MVIGIC	MVIVSC	MVRBSS	MSEM	MSVEG	MSVMG
Reinvested dividends	$177,396	1,453,616	5,197	408,584	156,939	383,344	-	-
Mortality and expense risk charges (note 3)	-	(142,908)	-	(117,773)	(4,387)	(2,556)	(5,997)	(1,630)

Net investment income (loss)	177,396	1,310,708	5,197	290,811	152,552	380,788	(5,997)	(1,630)

Realized gain (loss) on investments	214,499	1,489,286	(17,340)	1,305,186	(223,937)	(432,108)	(281,690)	(149,653)
Change in unrealized gain (loss) on investments	(329,470)	(3,215,973)	66,857	5,535,656	395,488	541,575	3,419,622	642,181

Net gain (loss) on investments	(114,971)	(1,726,687)	49,517	6,840,842	171,551	109,467	3,137,932	492,528

Reinvested capital gains	745,648	7,286,320	14,819	6,541,131	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$808,073	6,870,341	69,533	13,672,784	324,103	490,255	3,131,935	490,898

Investment Activity*:	MSVRE	VKVGR2	DTRTFB	EIF	GBF	GEM	GIG	GVAAA2
Reinvested dividends	$103,528	29,766	16,626	282,089	3,666,250	180,712	427,463	-
Mortality and expense risk charges (note 3)	(5,301)	(2,737)	-	(2,988)	(124,777)	(3,768)	(9,667)	-

Net investment income (loss)	98,227	27,029	16,626	279,101	3,541,473	176,944	417,796	-

Realized gain (loss) on investments	(237,475)	(268,946)	(5,937)	331,278	(5,654,702)	(370,425)	(522,181)	14,188
Change in unrealized gain (loss) on investments	841,256	400,822	17,674	(133,202)	7,101,489	616,264	3,112,679	274,060

Net gain (loss) on investments	603,781	131,876	11,737	198,076	1,446,787	245,839	2,590,498	288,248

Reinvested capital gains	-	-	-	1,244,641	-	-	-	1,174,496

Net increase (decrease) in contract owners’ equity resulting from operations	$702,008	158,905	28,363	1,721,818	4,988,260	422,783	3,008,294	1,462,744

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	GVABD2	GVAGG2	GVAGI2	GVAGR2	GVDMA	GVDMC	GVEX1	GVIDA
Reinvested dividends	$-	-	-	-	-	-	280,866	-
Mortality and expense risk charges (note 3)	-	-	-	-	(67,730)	(11,047)	-	(29,474)

Net investment income (loss)	-	-	-	-	(67,730)	(11,047)	280,866	(29,474)

Realized gain (loss) on investments	(14,477)	145,372	11,056	511,175	(7,739,515)	(1,605,708)	(3,165,390)	(3,601,509)
Change in unrealized gain (loss) on investments	93,654	727,849	727,641	3,173,246	25,160,448	3,723,425	7,269,787	11,522,256

Net gain (loss) on investments	79,177	873,221	738,697	3,684,421	17,420,933	2,117,717	4,104,397	7,920,747

Reinvested capital gains	-	905,570	500,007	1,977,922	1,215,920	-	24,575	563,788

Net increase (decrease) in contract owners’ equity resulting from operations	$79,177	1,778,791	1,238,704	5,662,343	18,569,123	2,106,670	4,409,838	8,455,061

Investment Activity*:	GVIDC	GVIDM	GVIX2	HIBF	IDPG	IDPGI	MCIF	MSBF
Reinvested dividends	$-	-	109,024	1,199,445	-	-	1,684,157	549,104
Mortality and expense risk charges (note 3)	(11,832)	(25,607)	-	(17,983)	-	-	(139,941)	(2,137)

Net investment income (loss)	(11,832)	(25,607)	109,024	1,181,462	-	-	1,544,216	546,967

Realized gain (loss) on investments	(626,304)	(6,941,448)	64,924	(539,723)	(3,405)	(107)	(7,990,930)	(62,977)
Change in unrealized gain (loss) on investments	1,701,401	15,812,479	538,349	1,805,270	40,957	271	19,600,330	(192,004)

Net gain (loss) on investments	1,075,097	8,871,031	603,273	1,265,547	37,552	164	11,609,400	(254,981)

Reinvested capital gains	-	-	-	-	-	-	7,038,606	527,954

Net increase (decrease) in contract owners’ equity resulting from operations	$1,063,265	8,845,424	712,297	2,447,009	37,552	164	20,192,222	819,940

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	NCPG	NCPGI	NJMMAY	NJNDE2	NVAMV1	NVAMVX	NVBX	NVCBD1
Reinvested dividends	$-	-	825	6	653,849	552,491	6,784,307	62,887
Mortality and expense risk charges (note 3)	-	-	167	(1)	-	(13,869)	(347,043)	-

Net investment income (loss)	-	-	992	5	653,849	538,622	6,437,264	62,887

Realized gain (loss) on investments	(9,814)	459	(74,041)	16	(415,723)	1,142,951	(20,300,987)	(80,545)
Change in unrealized gain (loss) on investments	20,141	2,803	99,482	148	866,842	(730,351)	26,665,798	113,655

Net gain (loss) on investments	10,327	3,262	25,441	164	451,119	412,600	6,364,811	33,110

Reinvested capital gains	2,670	-	-	-	2,079,103	1,634,450	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$12,997	3,262	26,433	169	3,184,071	2,585,672	12,802,075	95,997

Investment Activity*:	NVCCA1	NVCCN1	NVCMA1	NVCMC1	NVCMD1	NVCRA1	NVCRB1	NVDBL2
Reinvested dividends	$-	-	-	-	-	-	-	-
Mortality and expense risk charges (note 3)	456	(862)	(3,232)	585	(3,037)	(320)	154	-

Net investment income (loss)	456	(862)	(3,232)	585	(3,037)	(320)	154	-

Realized gain (loss) on investments	39,959	(36,306)	10,354	(28,864)	(22,946)	340,283	120,550	(41,688)
Change in unrealized gain (loss) on investments	299,383	238,375	916,045	161,613	764,495	153,800	402,794	219,210

Net gain (loss) on investments	339,342	202,069	926,399	132,749	741,549	494,083	523,344	177,522

Reinvested capital gains	318,446	73,687	587,838	101,410	607,178	249,237	346,392	-

Net increase (decrease) in contract owners’ equity resulting from operations	$658,244	274,894	1,511,005	234,744	1,345,690	743,000	869,890	177,522

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	NVDCA2	NVDCAP	NVFIII	NVGEII	NVIDMP	NVIE6	NVIX	NVLCP1
Reinvested dividends	$-	-	3,089	2,445	-	5,425	1,147,165	160,989
Mortality and expense risk charges (note 3)	-	-	-	-	-	-	(47,134)	-

Net investment income (loss)	-	-	3,089	2,445	-	5,425	1,100,031	160,989

Realized gain (loss) on investments	(42,666)	(24,722)	(1,798)	(3,402)	(136,545)	2,113	1,015,313	(156,944)
Change in unrealized gain (loss) on investments	121,645	57,202	4,860	31,108	806,370	32,917	4,155,139	307,670

Net gain (loss) on investments	78,979	32,480	3,062	27,706	669,825	35,030	5,170,452	150,726

Reinvested capital gains	508	228	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$79,487	32,708	6,151	30,151	669,825	40,455	6,270,483	311,715

Investment Activity*:	NVMIG1	NVMIVX	NVMLG1	NVMMG1	NVMMV1	NVMMV2	NVNMO1	NVNSR1
Reinvested dividends	$326,809	173,808	1,306,725	-	157,521	182,447	96,712	614
Mortality and expense risk charges (note 3)	(2,365)	-	(5,522)	(584)	(7,070)	-	-	(11)

Net investment income (loss)	324,444	173,808	1,301,203	(584)	150,451	182,447	96,712	603

Realized gain (loss) on investments	(2,050,128)	96,640	(1,757,089)	(2,799,305)	643,416	(192,911)	215,345	(8,133)
Change in unrealized gain (loss) on investments	3,995,847	635,490	6,605,278	9,897,841	(1,312,881)	(754,666)	2,274,913	20,383

Net gain (loss) on investments	1,945,719	732,130	4,848,189	7,098,536	(669,465)	(947,577)	2,490,258	12,250

Reinvested capital gains	-	-	1,262,020	-	1,441,945	1,772,468	1,376,859	21,468

Net increase (decrease) in contract owners’ equity resulting from operations	$2,270,163	905,938	7,411,412	7,097,952	922,931	1,007,338	3,963,829	34,321

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	NVOLG1	NVRE1	NVSIX2	NVSIXD	NVSTB1	NVSTB2	NVTIV3	SAM
Reinvested dividends	$3,750,123	682,976	28,866	2,920	4,584,288	79,567	25,577	1,880,287
Mortality and expense risk charges (note 3)	(1,775)	(14,895)	(1,760)	340	(127,289)	-	(516)	(24)

Net investment income (loss)	3,748,348	668,081	27,106	3,260	4,456,999	79,567	25,061	1,880,263

Realized gain (loss) on investments	(229,142)	211,693	(488,846)	(19,958)	(318,328)	(30,152)	(16,183)	-
Change in unrealized gain (loss) on investments	52,315,118	2,069,426	879,781	44,255	2,573,640	73,637	141,919	-

Net gain (loss) on investments	52,085,976	2,281,119	390,935	24,297	2,255,312	43,485	125,736	-

Reinvested capital gains	-	670,693	16,215	1,153	-	-	-	4

Net increase (decrease) in contract owners’ equity resulting from operations	$55,834,324	3,619,893	434,256	28,710	6,712,311	123,052	150,797	1,880,267

Investment Activity*:	SAM5	SCF	SCGF	SCVF	TRF	AMCG	AMMCGS	AMRI
Reinvested dividends	$19,076,447	259,023	-	174,667	622,739	-	-	641
Mortality and expense risk charges (note 3)	(477,031)	(20,977)	(14,032)	(13,723)	(562)	(1,494)	-	(9)

Net investment income (loss)	18,599,416	238,046	(14,032)	160,944	622,177	(1,494)	-	632

Realized gain (loss) on investments	-	(935,022)	(2,024,538)	(2,626,968)	1,399,517	(13,262)	(14,711)	(3,029)
Change in unrealized gain (loss) on investments	-	7,162,806	6,413,565	7,262,546	(2,831,144)	232,128	154,988	6,886

Net gain (loss) on investments	-	6,227,784	4,389,027	4,635,578	(1,431,627)	218,866	140,277	3,857

Reinvested capital gains	41	291,956	-	1,976,817	4,510,560	-	-	3,237

Net increase (decrease) in contract owners’ equity resulting from operations	$18,599,457	6,757,786	4,374,995	6,773,339	3,701,110	217,372	140,277	7,726

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	AMSRS	AMTB	NOTB3	NOTG3	NOTMG3	PMVAAA	PMVFBA	PMVFHA
Reinvested dividends	$7,798	147,785	113	188	456	118,656	21,731	106,351
Mortality and expense risk charges (note 3)	(40)	-	-	-	-	(3,757)	(1,013)	(4,166)

Net investment income (loss)	7,758	147,785	113	188	456	114,899	20,718	102,185

Realized gain (loss) on investments	45,296	(164,382)	(8,395)	(6,193)	(83,641)	(318,352)	(87,060)	(177,609)
Change in unrealized gain (loss) on investments	465,005	206,802	13,631	11,217	95,418	507,893	119,448	269,839

Net gain (loss) on investments	510,301	42,420	5,236	5,024	11,777	189,541	32,388	92,230

Reinvested capital gains	36,798	-	311	75	393	-	-	130,794

Net increase (decrease) in contract owners’ equity resulting from operations	$554,857	190,205	5,660	5,287	12,626	304,440	53,106	325,209

Investment Activity*:	PMVGBA	PMVHYA	PMVID	PMVII	PMVLDA	PMVLGA	PMVRRA	PMVRSA
Reinvested dividends	$24,322	21,031	861,876	2,529	1,183,856	243,036	1,180,902	67,384
Mortality and expense risk charges (note 3)	(1,683)	(706)	(19,108)	78	(43,426)	(3,087)	(56,992)	-

Net investment income (loss)	22,639	20,325	842,768	2,607	1,140,430	239,949	1,123,910	67,384

Realized gain (loss) on investments	(89,833)	(60,986)	3,217	10	(933,551)	(621,982)	(1,355,168)	(378,308)
Change in unrealized gain (loss) on investments	105,972	83,786	406,847	2,228	1,333,718	794,507	1,603,461	257,405

Net gain (loss) on investments	16,139	22,800	410,064	2,238	400,167	172,525	248,293	(120,903)

Reinvested capital gains	11,892	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$50,670	43,125	1,252,832	4,845	1,540,597	412,474	1,372,203	(53,519)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	PMVTRA	PVSTA	PVEIB	PVGOB	PVNOB	PVTIGB	PVTSCB	ROCMC
Reinvested dividends	$2,099,907	34,670	63,357	-	-	350	2,172	-
Mortality and expense risk charges (note 3)	(78,290)	(377)	-	-	-	-	(3,071)	(2,250)

Net investment income (loss)	2,021,617	34,293	63,357	-	-	350	(899)	(2,250)

Realized gain (loss) on investments	(2,322,123)	5,557	40,211	(62,236)	64	(21,623)	(112,873)	(1,967)
Change in unrealized gain (loss) on investments	3,697,036	3,534	168,303	951,185	4,805	178,511	280,491	333,054

Net gain (loss) on investments	1,374,913	9,091	208,514	888,949	4,869	156,888	167,618	331,087

Reinvested capital gains	-	-	177,599	28,650	-	-	167,228	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,396,530	43,384	449,470	917,599	4,869	157,238	333,947	328,837

Investment Activity*:	TRBCGP	TREI2	TRHS2	TRLT1	TRMCG2	TRMCGP	TRNAG1	TRPSB1
Reinvested dividends	$-	288,767	-	893,606	-	-	134,842	167,717
Mortality and expense risk charges (note 3)	(133,190)	(19,039)	-	(46,299)	(32,886)	1	(63,937)	(6,868)

Net investment income (loss)	(133,190)	269,728	-	847,307	(32,886)	1	70,905	160,849

Realized gain (loss) on investments	(1,005,152)	679,045	542,306	(464,904)	(1,757,975)	2	(2,570,857)	(92,730)
Change in unrealized gain (loss) on investments	41,906,118	(255,161)	(700,720)	892,471	5,058,142	171	12,795,893	893,981

Net gain (loss) on investments	40,900,966	423,884	(158,414)	427,567	3,300,167	173	10,225,036	801,251

Reinvested capital gains	-	660,772	428,019	-	1,608,513	198	3,874,596	22,610

Net increase (decrease) in contract owners’ equity resulting from operations	$40,767,776	1,354,384	269,605	1,274,874	4,875,794	372	14,170,537	984,710

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	VWEM	VWHA	VVB	VVCG	VVDV	VVEI	VVEIX	VVG
Reinvested dividends	$213,776	463,887	333,620	10	3,000	56,541	2,824	42,976
Mortality and expense risk charges (note 3)	(2,007)	(17,116)	(11,370)	34	377	3,193	722	(19,727)

Net investment income (loss)	211,769	446,771	322,250	44	3,377	59,734	3,546	23,249

Realized gain (loss) on investments	(668,528)	2,273,737	(87,533)	389	2,402	(82,142)	5,978	418,625
Change in unrealized gain (loss) on investments	1,016,548	(3,502,934)	1,430,644	38,832	27,729	79,047	47,419	5,743,545

Net gain (loss) on investments	348,020	(1,229,197)	1,343,111	39,221	30,131	(3,095)	53,397	6,162,170

Reinvested capital gains	-	-	646,528	49	11,404	110,542	6,255	-

Net increase (decrease) in contract owners’ equity resulting from operations	$559,789	(782,426)	2,311,889	39,314	44,912	167,181	63,198	6,185,419

Investment Activity*:	VVGBI	VVHGB	VVHYB	VVI	VVMCI	VVREI	VVSCG	VVSTC
Reinvested dividends	$2,407	989,848	22	158,176	352,993	59,462	27,489	11,867
Mortality and expense risk charges (note 3)	7	(44,597)	-	(10,239)	(23,762)	(1,349)	(7,760)	1,048

Net investment income (loss)	2,414	945,251	22	147,937	329,231	58,113	19,729	12,915

Realized gain (loss) on investments	(618)	(617,481)	(1)	(299,621)	485,641	(6,386)	(865,587)	(8,108)
Change in unrealized gain (loss) on investments	6,033	1,721,667	27	1,610,896	2,407,157	146,347	1,959,614	39,788

Net gain (loss) on investments	5,415	1,104,186	26	1,311,275	2,892,798	139,961	1,094,027	31,680

Reinvested capital gains	210	-	-	341,076	442,976	112,180	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$8,039	2,049,437	48	1,800,288	3,665,005	310,254	1,113,756	44,595

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	VVTISI	VVTSM	VRVDRI
Reinvested dividends	377,338	4,070	148,956
Mortality and expense risk charges (note 3)	(13,819)	284	(5,440)

Net investment income (loss)	363,519	4,354	143,516

Realized gain (loss) on investments	78,261	(1,896)	(324,751)
Change in unrealized gain (loss) on investments	1,267,790	105,948	905,504

Net gain (loss) on investments	1,346,051	104,052	580,753

Reinvested capital gains	158,010	19,834	63,296

Net increase (decrease) in contract owners’ equity resulting from operations	1,867,580	128,240	787,565

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2023, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	ABTGB		ALVDAA		ALVGIA		ALVIVA
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$2	-	302	1,842	430,053	400,436	32,610	170,955
Realized gain (loss) on investments	(464)	-	(23,488)	(972)	408,877	646,311	43,642	(3,067)
Change in unrealized gain (loss) on investments	75	-	28,898	(30,498)	294,490	(7,287,051)	499,562	(755,372)
Reinvested capital gains	389	-	-	20,059	2,465,520	5,017,930	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2	-	5,712	(9,569)	3,598,940	(1,222,374)	575,814	(587,484)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	6	-	11,103	4,967	1,207,763	1,486,639	56,578	1,286
Transfers between funds	1,883	-	(32,120)	30,679	(1,797,366)	1,858,751	306,113	41,109
Surrenders (notes 3, 4, 5, 6 and 7)	(122)	-	(7,445)	4,739	(3,023,904)	(1,551,154)	(79,470)	(90,011)
Adjustments to maintain reserves	(1)	-	1	(4)	27	1,749	(2)	726

Net equity transactions	1,766	-	(28,461)	40,381	(3,613,480)	1,795,985	283,219	(46,890)

Net change in contract owners’ equity	1,768	-	(22,749)	30,812	(14,540)	573,611	859,033	(634,374)
Contract owners’ equity at beginning of period	-	-	59,383	28,571	33,246,536	32,672,925	3,717,640	4,352,014

Contract owners’ equity at end of period	$1,768	-	36,634	59,383	33,231,996	33,246,536	4,576,673	3,717,640

CHANGE IN UNITS**:
Beginning units	-	-	4,167	1,635	601,507	567,003	391,129	395,578
Units purchased	171	-	743	3,049	98,997	131,407	52,483	24,872
Units surrendered	(12)	-	(2,649)	(517)	(165,078)	(96,903)	(24,958)	(29,321)

Ending units	159	-	2,261	4,167	535,426	601,507	418,654	391,129

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	ALVIVB		ALVSVA		SVDF		SVOF
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$3,725	5,200	165,021	177,327	(7,473)	(13,137)	(8,343)	(8,061)
Realized gain (loss) on investments	30,410	(42,091)	13,640	(144,055)	(2,086,872)	(1,840,607)	(106,701)	(53,873)
Change in unrealized gain (loss) on investments	15,637	15,956	1,131,192	(5,396,450)	5,172,630	(15,376,329)	1,363,922	(3,523,498)
Reinvested capital gains	-	-	1,336,633	2,469,319	-	6,669,838	708,237	1,581,886

Net increase (decrease) in contract owners’ equity resulting from operations	49,772	(20,935)	2,646,486	(2,893,859)	3,078,285	(10,560,235)	1,957,115	(2,003,546)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	154,815	161,124	177,515	307,459	195,087	470,542	2	(9,393)
Transfers between funds	187,136	43,313	470,841	291,730	(584,560)	(1,474,429)	175,148	63,471
Surrenders (notes 3, 4, 5, 6 and 7)	9,653	(280,767)	(552,808)	(956,208)	(1,229,856)	(660,228)	(123,642)	(128,386)
Adjustments to maintain reserves	(3)	1	(856)	(187)	6	(272)	19	(373)

Net equity transactions	351,601	(76,329)	94,692	(357,206)	(1,619,323)	(1,664,387)	51,527	(74,681)

Net change in contract owners’ equity	401,373	(97,264)	2,741,178	(3,251,065)	1,458,962	(12,224,622)	2,008,642	(2,078,227)
Contract owners’ equity at beginning of period	145,180	242,444	15,442,571	18,693,636	15,950,207	28,174,829	7,614,032	9,692,259

Contract owners’ equity at end of period	$546,553	145,180	18,183,749	15,442,571	17,409,169	15,950,207	9,622,674	7,614,032

CHANGE IN UNITS**:
Beginning units	12,282	17,681	244,818	250,243	533,550	586,509	162,258	163,407
Units purchased	34,390	18,690	33,437	26,221	19,481	39,037	2,468	5,766
Units surrendered	(6,406)	(24,089)	(32,478)	(31,646)	(69,440)	(91,996)	(2,458)	(6,915)

Ending units	40,266	12,282	245,777	244,818	483,591	533,550	162,268	162,258

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	WFVSCG		ACVCA		ACVI		ACVIG
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(7,788)	(9,205)	(721)	(1,468)	23,936	24,898	305,584	388,905
Realized gain (loss) on investments	(2,921,263)	77,428	(25,074)	(254,314)	(16,689)	2,692	(685,956)	(112,351)
Change in unrealized gain (loss) on investments	3,300,992	(5,552,621)	140,023	(70,597)	206,855	(875,230)	2,069,779	(8,945,140)
Reinvested capital gains	-	1,440,884	897	92,011	-	281,401	-	5,500,402

Net increase (decrease) in contract owners’ equity resulting from operations	371,941	(4,043,514)	115,125	(234,368)	214,102	(566,239)	1,689,407	(3,168,184)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	259,290	235,862	(12)	985	31	28,173	469,483	428,751
Transfers between funds	2,871,806	654,177	(64,777)	14,746	(154,687)	99,680	(663,076)	(296,012)
Surrenders (notes 3, 4, 5, 6 and 7)	(1,476,040)	(485,866)	(21,033)	(9,090)	(50,323)	(45,588)	(1,374,782)	(1,803,156)
Adjustments to maintain reserves	5	(29)	(2)	(26)	(7)	13	(860)	143

Net equity transactions	1,655,061	404,144	(85,824)	6,615	(204,986)	82,278	(1,569,235)	(1,670,274)

Net change in contract owners’ equity	2,027,002	(3,639,370)	29,301	(227,753)	9,116	(483,961)	120,172	(4,838,458)
Contract owners’ equity at beginning of period	8,120,575	11,759,945	591,301	819,054	1,818,117	2,302,078	20,697,116	25,535,574

Contract owners’ equity at end of period	$10,147,577	8,120,575	620,602	591,301	1,827,233	1,818,117	20,817,288	20,697,116

CHANGE IN UNITS**:
Beginning units	268,855	256,359	29,022	28,832	71,787	68,327	428,464	460,810
Units purchased	165,238	107,908	23,348	596	1,109	5,188	10,259	12,270
Units surrendered	(111,232)	(95,412)	(27,390)	(406)	(8,742)	(1,728)	(43,667)	(44,616)

Ending units	322,861	268,855	24,980	29,022	64,154	71,787	395,056	428,464

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	ACVIP1		ACVIP2		ACVMV1		ACVU1
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$956,831	1,461,710	231,441	389,963	291,298	275,118	(915)	-
Realized gain (loss) on investments	(1,592,324)	309,307	(54,532)	(9,684)	49,561	20,575	28	(1)
Change in unrealized gain (loss) on investments	1,583,526	(6,193,554)	53,336	(1,529,894)	(1,051,430)	(1,983,020)	609,663	-
Reinvested capital gains	-	158,673	-	40,227	1,461,109	1,525,340	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	948,033	(4,263,864)	230,245	(1,109,388)	750,538	(161,987)	608,776	(1)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	249,773	531,699	(138,909)	192,449	241,160	694,190	-	(166)
Transfers between funds	1,829,548	(5,615,067)	24,815	322,686	(339,065)	1,656,077	14,722,452	(69)
Surrenders (notes 3, 4, 5, 6 and 7)	(749,271)	(842,182)	(683,687)	(495,969)	(803,234)	(636,092)	-	236
Adjustments to maintain reserves	26	(78)	277,828	35	329	(27)	3	-

Net equity transactions	1,330,076	(5,925,628)	(519,953)	19,201	(900,810)	1,714,148	14,722,455	1

Net change in contract owners’ equity	2,278,109	(10,189,492)	(289,708)	(1,090,187)	(150,272)	1,552,161	15,331,231	-
Contract owners’ equity at beginning of period	26,034,829	36,224,321	7,179,067	8,269,254	13,322,269	11,770,108	-	-

Contract owners’ equity at end of period	$28,312,938	26,034,829	6,889,359	7,179,067	13,171,997	13,322,269	15,331,231	-

CHANGE IN UNITS**:
Beginning units	2,403,523	2,917,377	397,849	398,336	263,333	229,275	-	-
Units purchased	714,160	535,401	13,570	57,739	9,133	53,983	208,567	2
Units surrendered	(597,312)	(1,049,255)	(42,176)	(58,226)	(27,195)	(19,925)	-	(2)

Ending units	2,520,371	2,403,523	369,243	397,849	245,271	263,333	208,567	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	ACVV		AMVAA2		AMVBC2		AMVBC4
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$325,241	300,306	258,025	247,214	2,317	-	4,261	2,047
Realized gain (loss) on investments	696,559	1,298,977	(54,012)	183,111	180	-	1,791	1,108
Change in unrealized gain (loss) on investments	(932,779)	(2,909,753)	978,950	(3,828,344)	13,883	-	28,586	4,020
Reinvested capital gains	1,122,620	1,278,461	454,440	1,381,229	138	-	2,068	4

Net increase (decrease) in contract owners’ equity resulting from operations	1,211,641	(32,009)	1,637,403	(2,016,790)	16,518	-	36,706	7,179

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	230,458	268,058	559,268	993,191	975	-	62,236	20,578
Transfers between funds	(509,808)	(1,470,454)	(1,518,188)	160,958	137,785	13,527	50,662	120,870
Surrenders (notes 3, 4, 5, 6 and 7)	(506,713)	(819,621)	(1,005,568)	(875,104)	(1,162)	-	(16,566)	(410)
Adjustments to maintain reserves	63	(41)	2	968	(2)	1	-	-

Net equity transactions	(786,000)	(2,022,058)	(1,964,486)	280,013	137,596	13,528	96,332	141,038

Net change in contract owners’ equity	425,641	(2,054,067)	(327,083)	(1,736,777)	154,114	13,528	133,038	148,217
Contract owners’ equity at beginning of period	14,381,681	16,435,748	13,235,403	14,972,180	13,528	-	148,217	-

Contract owners’ equity at end of period	$14,807,322	14,381,681	12,908,320	13,235,403	167,642	13,528	281,255	148,217

CHANGE IN UNITS**:
Beginning units	239,046	274,453	553,881	542,524	1,365	-	14,976	-
Units purchased	20,489	16,060	63,150	87,758	13,202	1,365	11,475	16,112
Units surrendered	(34,955)	(51,467)	(145,050)	(76,401)	(110)	-	(2,156)	(1,136)

Ending units	224,580	239,046	471,981	553,881	14,457	1,365	24,295	14,976

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	AMVBD2		AMVGB2		AMVGI2		AMVGR2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$1,761,713	1,544,324	(609)	8,305	32,006	27,314	110,006	82,669
Realized gain (loss) on investments	(124,717)	(84,554)	(339,532)	(227,176)	(38,676)	163,006	1,794,605	1,666,172
Change in unrealized gain (loss) on investments	880,434	(9,654,589)	574,904	(762,426)	362,324	(706,770)	10,576,280	(25,373,710)
Reinvested capital gains	-	627,711	-	72,038	102,686	178,588	2,550,993	6,598,333

Net increase (decrease) in contract owners’ equity resulting from operations	2,517,430	(7,567,108)	234,763	(909,259)	458,340	(337,862)	15,031,884	(17,026,536)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	36	2,057	209,014	237,116	215,812	208,016	1,601,929	1,291,321
Transfers between funds	933	1,501	(641,245)	277,394	73,341	660,766	(1,748,746)	3,029,378
Surrenders (notes 3, 4, 5, 6 and 7)	(610,247)	(719,139)	(52,991)	(113,692)	(158,798)	(472,275)	(4,327,299)	(2,614,758)
Adjustments to maintain reserves	45	(89)	13	(25)	(11)	12	85	(149)

Net equity transactions	(609,233)	(715,670)	(485,209)	400,793	130,344	396,519	(4,474,031)	1,705,792

Net change in contract owners’ equity	1,908,197	(8,282,778)	(250,446)	(508,466)	588,684	58,657	10,557,853	(15,320,744)
Contract owners’ equity at beginning of period	51,708,841	59,991,619	4,208,894	4,717,360	1,673,313	1,614,656	40,988,066	56,308,810

Contract owners’ equity at end of period	$53,617,038	51,708,841	3,958,448	4,208,894	2,261,997	1,673,313	51,545,919	40,988,066

CHANGE IN UNITS**:
Beginning units	3,757,406	3,807,023	466,708	430,794	129,393	104,260	1,108,707	1,070,176
Units purchased	30,275	100	59,198	236,190	23,096	68,050	190,614	325,979
Units surrendered	(74,794)	(49,717)	(112,189)	(200,276)	(13,793)	(42,917)	(293,221)	(287,448)

Ending units	3,712,887	3,757,406	413,717	466,708	138,696	129,393	1,006,100	1,108,707

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	AMVGS2		AMVGS4		AMVGV2		AMVI2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$3,355	(4,478)	8	-	2,584	3,024	232,260	356,693
Realized gain (loss) on investments	(232,823)	(55,862)	(13)	-	(11,807)	3	(699,115)	(551,394)
Change in unrealized gain (loss) on investments	650,259	(1,855,562)	1,708	-	3,041	(2,704)	3,622,996	(8,751,603)
Reinvested capital gains	39,330	864,727	307	-	-	-	-	3,086,765

Net increase (decrease) in contract owners’ equity resulting from operations	460,121	(1,051,175)	2,010	-	(6,182)	323	3,156,141	(5,859,539)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	304,812	314,824	22,384	-	48,897	-	802,983	1,202,963
Transfers between funds	140,036	348,421	18,812	-	(67,727)	87,006	(3,462,789)	(1,270,728)
Surrenders (notes 3, 4, 5, 6 and 7)	(188,871)	(373,395)	(904)	-	(3,716)	(170)	(1,237,582)	(1,040,723)
Adjustments to maintain reserves	(8)	(1)	-	-	(3)	1	23	(109)

Net equity transactions	255,969	289,849	40,292	-	(22,549)	86,837	(3,897,365)	(1,108,597)

Net change in contract owners’ equity	716,090	(761,326)	42,302	-	(28,731)	87,160	(741,224)	(6,968,136)
Contract owners’ equity at beginning of period	2,761,182	3,522,508	-	-	87,160	-	21,155,519	28,123,655

Contract owners’ equity at end of period	$3,477,272	2,761,182	42,302	-	58,429	87,160	20,414,295	21,155,519

CHANGE IN UNITS**:
Beginning units	153,871	137,954	-	-	9,123	-	1,582,881	1,667,203
Units purchased	43,617	50,126	3,997	-	19,294	9,140	269,515	290,647
Units surrendered	(30,595)	(34,209)	(90)	-	(22,472)	(17)	(533,727)	(374,969)

Ending units	166,893	153,871	3,907	-	5,945	9,123	1,318,669	1,582,881

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	AMVNW2		PIHYB1		BRVHYI		MLVGA2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$161,464	123,493	113,726	133,162	1,360,798	1,033,450	190,652	(2,417)
Realized gain (loss) on investments	(995,199)	(881,152)	(10,871)	(56,221)	(421,868)	(361,252)	(248,949)	(30,758)
Change in unrealized gain (loss) on investments	2,388,116	(4,110,577)	122,902	(420,473)	1,711,330	(3,002,073)	1,144,189	(1,949,687)
Reinvested capital gains	-	872,648	-	-	-	-	-	117,326

Net increase (decrease) in contract owners’ equity resulting from operations	1,554,381	(3,995,588)	225,757	(343,532)	2,650,260	(2,329,875)	1,085,892	(1,865,536)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	654,288	813,986	23,577	9,013	667,411	1,010,204	225,098	240,901
Transfers between funds	1,087,794	(35,231,989)	(549,778)	(675,298)	330,978	(1,277)	304,572	(300,826)
Surrenders (notes 3, 4, 5, 6 and 7)	(535,451)	(373,487)	(46,603)	(41,185)	(1,349,938)	(1,534,854)	(1,050,803)	(965,153)
Adjustments to maintain reserves	3	(525)	21	(96)	18,565	14,347	412	(82)

Net equity transactions	1,206,634	(34,792,015)	(572,783)	(707,566)	(332,984)	(511,580)	(520,721)	(1,025,160)

Net change in contract owners’ equity	2,761,015	(38,787,603)	(347,026)	(1,051,098)	2,317,276	(2,841,455)	565,171	(2,890,696)
Contract owners’ equity at beginning of period	9,512,091	48,299,694	2,455,963	3,507,061	20,476,202	23,317,657	9,135,343	12,026,039

Contract owners’ equity at end of period	$12,273,106	9,512,091	2,108,937	2,455,963	22,793,478	20,476,202	9,700,514	9,135,343

CHANGE IN UNITS**:
Beginning units	635,585	2,507,093	73,715	93,320	1,602,446	1,634,147	448,371	498,612
Units purchased	234,867	164,764	11,764	1,218	370,770	233,217	89,468	59,127
Units surrendered	(163,536)	(2,036,272)	(28,705)	(20,823)	(396,448)	(264,918)	(98,296)	(109,368)

Ending units	706,916	635,585	56,774	73,715	1,576,768	1,602,446	439,543	448,371

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	MLVLC2		DCAP		DSC		DSIF
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$5,380	6,024	19,439	20,535	3,173	-	10,309,282	10,688,412
Realized gain (loss) on investments	(32,720)	(29,288)	(222,221)	(386,371)	(8,669)	(52,133)	35,123,471	24,435,237
Change in unrealized gain (loss) on investments	247,512	(228,491)	519,238	(1,621,374)	70,747	(399,884)	105,624,707	(291,591,579)
Reinvested capital gains	-	14,867	274,247	1,150,961	21,384	235,210	30,844,364	73,954,318

Net increase (decrease) in contract owners’ equity resulting from operations	220,172	(236,888)	590,703	(836,249)	86,635	(216,807)	181,901,824	(182,513,612)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	28,650	28,908	5,102	11,631	(26,261)	55,285	12,841,419	15,635,825
Transfers between funds	(30,922)	(20,903)	(233,618)	(734,451)	(10,184)	(21,726)	(124,536,907)	3,894,096
Surrenders (notes 3, 4, 5, 6 and 7)	(28,598)	(20,384)	(195,149)	(100,535)	(55,480)	(203,526)	(38,300,469)	(34,381,652)
Adjustments to maintain reserves	2	8	(2)	1,897	52,505	(11)	3,822	6,326

Net equity transactions	(30,868)	(12,371)	(423,667)	(821,458)	(39,420)	(169,978)	(149,992,135)	(14,845,405)

Net change in contract owners’ equity	189,304	(249,259)	167,036	(1,657,707)	47,215	(386,785)	31,909,689	(197,359,017)
Contract owners’ equity at beginning of period	921,861	1,171,120	3,025,774	4,683,481	949,717	1,336,502	799,892,882	997,251,899

Contract owners’ equity at end of period	$1,111,165	921,861	3,192,810	3,025,774	996,932	949,717	831,802,571	799,892,882

CHANGE IN UNITS**:
Beginning units	23,418	23,705	62,655	81,013	25,586	30,022	17,631,778	18,012,070
Units purchased	1,020	734	710	13,258	1,142	2,946	1,674,518	2,242,180
Units surrendered	(1,815)	(1,021)	(9,228)	(31,616)	(2,151)	(7,382)	(4,952,020)	(2,622,472)

Ending units	22,623	23,418	54,137	62,655	24,577	25,586	14,354,276	17,631,778

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	DSRG		DVMCS		DVSCS		CVSPIP
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$100,522	75,911	12,684	11,425	922,681	863,553	2,526	6,228
Realized gain (loss) on investments	(28,777)	288,109	(419,483)	134,155	4,333,937	19,324,441	(30,472)	18,054
Change in unrealized gain (loss) on investments	1,255,053	(5,464,074)	578,540	(981,480)	3,535,121	(56,534,035)	92,248	(206,937)
Reinvested capital gains	1,619,214	1,043,872	63,849	510,502	5,460,804	13,588,509	10,781	46,812

Net increase (decrease) in contract owners’ equity resulting from operations	2,946,012	(4,056,182)	235,590	(325,398)	14,252,543	(22,757,532)	75,083	(135,843)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	486,500	479,150	169,207	218,925	1,939,970	3,086,397	-	5
Transfers between funds	(36,139)	(63,035)	(847,687)	(261,562)	(7,074,706)	(49,142,424)	(239,919)	(183,600)
Surrenders (notes 3, 4, 5, 6 and 7)	(1,536,985)	(1,522,733)	(184,767)	(67,326)	(6,500,187)	(6,153,635)	(77,749)	(8,437)
Adjustments to maintain reserves	(3,913)	(88)	9	(9)	737	(2,037)	(16)	19

Net equity transactions	(1,090,537)	(1,106,706)	(863,238)	(109,972)	(11,634,186)	(52,211,699)	(317,684)	(192,013)

Net change in contract owners’ equity	1,855,475	(5,162,888)	(627,648)	(435,370)	2,618,357	(74,969,231)	(242,601)	(327,856)
Contract owners’ equity at beginning of period	12,945,418	18,108,306	2,041,656	2,477,026	100,324,592	175,293,823	422,723	750,579

Contract owners’ equity at end of period	$14,800,893	12,945,418	1,414,008	2,041,656	102,942,949	100,324,592	180,122	422,723

CHANGE IN UNITS**:
Beginning units	291,014	313,751	40,900	42,610	1,965,893	2,859,243	18,420	26,661
Units purchased	12,007	13,927	17,938	10,255	263,490	305,742	13,199	-
Units surrendered	(34,098)	(36,664)	(35,005)	(11,965)	(485,319)	(1,199,092)	(25,449)	(8,241)

Ending units	268,923	291,014	23,833	40,900	1,744,064	1,965,893	6,170	18,420

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	SASP5I		DAVVL		DWVEMS		DWVSVS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$1,066,909	952,014	64,350	59,249	55,170	183,828	98,078	79,039
Realized gain (loss) on investments	2,721,294	5,254,551	(152,791)	22,986	(83,005)	(30,043)	2,271,807	719,944
Change in unrealized gain (loss) on investments	14,340,597	(23,980,435)	1,036,164	(2,447,993)	594,339	(1,939,058)	(1,670,054)	(5,118,028)
Reinvested capital gains	-	648,284	568,596	1,178,964	-	-	829,686	1,486,000

Net increase (decrease) in contract owners’ equity resulting from operations	18,128,800	(17,125,586)	1,516,319	(1,186,794)	566,504	(1,785,273)	1,529,517	(2,833,045)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	1,167,314	607,035	2,107	11,830	11,373	213,162	586,373	924,365
Transfers between funds	3,083,063	(4,910,667)	(281,828)	413,734	(519,165)	(135,487)	(2,886,606)	15,588
Surrenders (notes 3, 4, 5, 6 and 7)	(4,467,448)	(7,772,538)	(177,022)	(133,927)	(98,103)	(134,951)	(939,077)	(1,059,246)
Adjustments to maintain reserves	45	149	(4)	(18)	9	(19)	26	104

Net equity transactions	(217,026)	(12,076,021)	(456,747)	291,619	(605,886)	(57,295)	(3,239,284)	(119,189)

Net change in contract owners’ equity	17,911,774	(29,201,607)	1,059,572	(895,175)	(39,382)	(1,842,568)	(1,709,767)	(2,952,234)
Contract owners’ equity at beginning of period	69,942,923	99,144,530	4,804,531	5,699,706	4,674,304	6,516,872	20,238,465	23,190,699

Contract owners’ equity at end of period	$87,854,697	69,942,923	5,864,103	4,804,531	4,634,922	4,674,304	18,528,698	20,238,465

CHANGE IN UNITS**:
Beginning units	5,650,190	6,563,596	223,269	211,113	375,196	376,860	857,458	861,178
Units purchased	1,009,086	99,460	116,689	18,800	2,456	15,584	201,983	179,836
Units surrendered	(1,075,790)	(1,012,866)	(136,769)	(6,644)	(49,064)	(17,248)	(340,206)	(183,556)

Ending units	5,583,486	5,650,190	203,189	223,269	328,588	375,196	719,235	857,458

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	DFVEA		DFVGMI		DFVIPS		DFVIS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$4	463	8,686	3,789	199,267	524,674	1,146	556
Realized gain (loss) on investments	(683)	(13,152)	(1,820)	(1,537)	(465,412)	(705)	(366)	238
Change in unrealized gain (loss) on investments	1,489	(1,239)	37,621	(24,847)	487,667	(1,490,482)	2,938	(4,577)
Reinvested capital gains	-	585	3,535	3,698	-	-	-	361

Net increase (decrease) in contract owners’ equity resulting from operations	810	(13,343)	48,022	(18,897)	221,522	(966,513)	3,718	(3,422)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	6,379	127,334	53,328	50,170	191,756	97,702	17,949	10,149
Transfers between funds	(29,180)	(98,574)	65,479	169,415	(1,114,364)	466,343	(2,860)	(6,554)
Surrenders (notes 3, 4, 5, 6 and 7)	(47)	(4,084)	(56,921)	(84,678)	(491,956)	(684,250)	(820)	(488)
Adjustments to maintain reserves	5	(3)	(4)	6	(6)	33	4	(13)

Net equity transactions	(22,843)	24,673	61,882	134,913	(1,414,570)	(120,172)	14,273	3,094

Net change in contract owners’ equity	(22,033)	11,330	109,904	116,016	(1,193,048)	(1,086,685)	17,991	(328)
Contract owners’ equity at beginning of period	22,033	10,703	248,433	132,417	6,460,263	7,546,948	20,449	20,777

Contract owners’ equity at end of period	$-	22,033	358,337	248,433	5,267,215	6,460,263	38,440	20,449

CHANGE IN UNITS**:
Beginning units	1,679	704	18,291	8,681	577,869	591,179	1,495	1,251
Units purchased	458	9,279	8,713	16,217	70,501	50,629	1,233	738
Units surrendered	(2,137)	(8,304)	(4,007)	(6,607)	(195,745)	(63,939)	(265)	(494)

Ending units	-	1,679	22,997	18,291	452,625	577,869	2,463	1,495

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	DFVIV		DFVULV		DFVUTV		DSGIBA
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$3,338	3,136	272,214	251,469	93,308	67,850	15,023	13,217
Realized gain (loss) on investments	13,398	3,431	245,773	366,573	(172,548)	138,641	(5,406)	1,009
Change in unrealized gain (loss) on investments	3,149	(9,639)	596,114	(1,500,690)	690,308	(882,002)	76,393	(103,551)
Reinvested capital gains	551	824	173,868	143,857	441,499	439,019	-	38,347

Net increase (decrease) in contract owners’ equity resulting from operations	20,436	(2,248)	1,287,969	(738,791)	1,052,567	(236,492)	86,010	(50,978)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	23,237	6,794	63,536	27,602	174,508	61,235	9,846	11,543
Transfers between funds	(51,811)	(1,803)	342,400	1,133,156	1,203,171	1,018,151	192,602	317,255
Surrenders (notes 3, 4, 5, 6 and 7)	(6,206)	(2,213)	(709,398)	(1,310,983)	(358,382)	(587,638)	(25,172)	(42,846)
Adjustments to maintain reserves	(2)	6	1,890	(28,318)	(3)	15	6	-

Net equity transactions	(34,782)	2,784	(301,572)	(178,543)	1,019,294	491,763	177,282	285,952

Net change in contract owners’ equity	(14,346)	536	986,397	(917,334)	2,071,861	255,271	263,292	234,974
Contract owners’ equity at beginning of period	75,805	75,269	11,828,335	12,745,669	5,001,560	4,746,289	452,463	217,489

Contract owners’ equity at end of period	$61,459	75,805	12,814,732	11,828,335	7,073,421	5,001,560	715,755	452,463

CHANGE IN UNITS**:
Beginning units	6,449	6,182	912,888	931,888	274,358	249,159	32,917	13,452
Units purchased	1,845	615	2,658,731	199,661	102,891	58,487	14,358	22,625
Units surrendered	(3,858)	(348)	(2,682,325)	(218,661)	(54,204)	(33,288)	(1,953)	(3,160)

Ending units	4,436	6,449	889,294	912,888	323,045	274,358	45,322	32,917

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	SVSLVB		SVSSVB		ETVFR		FQB
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$1,285	1,731	799	438	1,696,617	1,047,971	476,928	490,691
Realized gain (loss) on investments	(12,932)	3,279	(1,077)	(19)	(223,848)	(665,167)	(131,984)	(148,688)
Change in unrealized gain (loss) on investments	20,610	(26,909)	11,817	(25,054)	736,262	(1,192,850)	751,213	(2,607,003)
Reinvested capital gains	-	1,876	4,522	1,806	-	-	-	296,516

Net increase (decrease) in contract owners’ equity resulting from operations	8,963	(20,023)	16,061	(22,829)	2,209,031	(810,046)	1,096,157	(1,968,484)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	-	-	99	-	134,932	546,382	416,832	416,817
Transfers between funds	(85,867)	82,741	(426)	410	(696,202)	(9,508,686)	(1,930)	(293,761)
Surrenders (notes 3, 4, 5, 6 and 7)	(561)	(1,445)	(6,598)	(8,059)	(978,694)	(1,438,136)	(980,885)	(1,152,557)
Adjustments to maintain reserves	(8)	(2)	12	(23)	158	(144)	(1,453)	9

Net equity transactions	(86,436)	81,294	(6,913)	(7,672)	(1,539,806)	(10,400,584)	(567,436)	(1,029,492)

Net change in contract owners’ equity	(77,473)	61,271	9,148	(30,501)	669,225	(11,210,630)	528,721	(2,997,976)
Contract owners’ equity at beginning of period	98,390	37,119	115,983	146,484	20,840,138	32,050,768	18,381,616	21,379,592

Contract owners’ equity at end of period	$20,917	98,390	125,131	115,983	21,509,363	20,840,138	18,910,337	18,381,616

CHANGE IN UNITS**:
Beginning units	5,707	1,828	5,725	6,055	1,556,108	2,314,069	740,388	780,828
Units purchased	-	5,264	396	123	918,862	121,041	25,699	31,811
Units surrendered	(4,698)	(1,385)	(730)	(453)	(1,044,519)	(879,002)	(47,969)	(72,251)

Ending units	1,009	5,707	5,391	5,725	1,430,451	1,556,108	718,118	740,388

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FVU2		FVUS2		FCS		FEIS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$14,885	15,601	11,293	10,642	117,507	89,525	1,185,168	1,190,459
Realized gain (loss) on investments	(16,739)	(9,887)	(27,158)	(96,369)	1,366,788	2,766,899	464,552	591,487
Change in unrealized gain (loss) on investments	69,064	(332,801)	30,446	3,550	8,234,242	(17,931,730)	3,071,416	(7,761,563)
Reinvested capital gains	-	195,591	-	-	1,423,964	1,797,221	1,909,708	2,242,943

Net increase (decrease) in contract owners’ equity resulting from operations	67,210	(131,496)	14,581	(82,177)	11,142,501	(13,278,085)	6,630,844	(3,736,674)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	11,470	14,308	-	549	247,473	29,484	(1,678,037)	1,874,786
Transfers between funds	(30,119)	11,241	(52,101)	(214,347)	5,370,055	(1,371,088)	(1,265,182)	(380,102)
Surrenders (notes 3, 4, 5, 6 and 7)	(34,982)	(37,341)	(113,353)	(157,392)	(3,679,434)	(3,109,755)	(4,427,428)	(5,025,638)
Adjustments to maintain reserves	(1)	9	(1)	-	(3,079)	(786)	3,356,061	1,375

Net equity transactions	(53,632)	(11,783)	(165,455)	(371,190)	1,935,015	(4,452,145)	(4,014,586)	(3,529,579)

Net change in contract owners’ equity	13,578	(143,279)	(150,874)	(453,367)	13,077,516	(17,730,230)	2,616,258	(7,266,253)
Contract owners’ equity at beginning of period	799,336	942,615	431,293	884,660	32,957,715	50,687,945	65,961,627	73,227,880

Contract owners’ equity at end of period	$812,914	799,336	280,419	431,293	46,035,231	32,957,715	68,577,885	65,961,627

CHANGE IN UNITS**:
Beginning units	70,758	71,964	44,377	79,357	577,520	655,947	1,383,337	1,453,165
Units purchased	1,418	4,575	11,244	1,212	242,959	33,932	94,168	98,983
Units surrendered	(5,965)	(5,781)	(27,926)	(36,192)	(232,651)	(112,359)	(180,534)	(168,811)

Ending units	66,211	70,758	27,695	44,377	587,828	577,520	1,296,971	1,383,337

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FEMS		FF05S		FF10S		FF15S
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$179,758	166,835	11,278	9,688	95,160	62,344	229,063	168,782
Realized gain (loss) on investments	(1,947,213)	192,561	(62,324)	(35,786)	(147,216)	(14,244)	(1,108,336)	(41,264)
Change in unrealized gain (loss) on investments	2,637,649	(3,032,268)	75,343	(86,724)	85,161	(704,936)	1,440,544	(2,446,383)
Reinvested capital gains	-	-	-	37,368	195,394	184,386	146,719	864,524

Net increase (decrease) in contract owners’ equity resulting from operations	870,194	(2,672,872)	24,297	(75,454)	228,499	(472,450)	707,990	(1,454,341)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	110,227	319,095	(432)	(320)	77,881	213,757	480,973	702,310
Transfers between funds	(2,468,800)	623,175	(92,384)	(182,532)	(450,712)	(176,640)	(2,767,794)	(316,940)
Surrenders (notes 3, 4, 5, 6 and 7)	(523,890)	(836,198)	(20,137)	(48,600)	(389,917)	(312,079)	(315,086)	(428,430)
Adjustments to maintain reserves	15	(42)	-	9	10	(51)	17	23

Net equity transactions	(2,882,448)	106,030	(112,953)	(231,443)	(762,738)	(275,013)	(2,601,890)	(43,037)

Net change in contract owners’ equity	(2,012,254)	(2,566,842)	(88,656)	(306,897)	(534,239)	(747,463)	(1,893,900)	(1,497,378)
Contract owners’ equity at beginning of period	11,141,492	13,708,334	345,500	652,397	2,855,398	3,602,861	8,198,932	9,696,310

Contract owners’ equity at end of period	$9,129,238	11,141,492	256,844	345,500	2,321,159	2,855,398	6,305,032	8,198,932

CHANGE IN UNITS**:
Beginning units	1,017,714	998,192	21,208	35,022	118,512	129,361	420,417	423,663
Units purchased	144,113	264,348	2,037	125	4,769	9,004	50,204	59,832
Units surrendered	(400,425)	(244,826)	(8,644)	(13,939)	(35,124)	(19,853)	(179,658)	(63,078)

Ending units	761,402	1,017,714	14,601	21,208	88,157	118,512	290,963	420,417

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FF20S		FF25S		FF30S		FF35S
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$738,535	526,513	704,145	652,827	1,211,243	993,488	260,204	155,543
Realized gain (loss) on investments	(852,746)	(296,200)	(842,773)	618,871	291,908	266,706	(431,708)	299,660
Change in unrealized gain (loss) on investments	2,780,667	(8,271,636)	3,652,079	(10,443,339)	5,897,668	(15,762,802)	2,233,071	(2,918,442)
Reinvested capital gains	173,707	2,965,944	-	2,305,636	-	3,660,264	25,206	601,718

Net increase (decrease) in contract owners’ equity resulting from operations	2,840,163	(5,075,379)	3,513,451	(6,866,005)	7,400,819	(10,842,344)	2,086,773	(1,861,521)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	(578,933)	959,267	1,121,470	1,430,197	2,609,772	3,918,174	1,739,353	2,390,576
Transfers between funds	(537,160)	(2,182,338)	(9,048,269)	428,377	(5,287,126)	4,384,741	3,348,236	510,716
Surrenders (notes 3, 4, 5, 6 and 7)	(2,542,264)	(1,716,257)	(3,147,242)	(2,075,672)	(4,903,463)	(4,083,701)	(1,354,048)	(222,324)
Adjustments to maintain reserves	1,157,924	446	35	(68)	250	160	10	(35)

Net equity transactions	(2,500,433)	(2,938,882)	(11,074,006)	(217,166)	(7,580,567)	4,219,374	3,733,551	2,678,933

Net change in contract owners’ equity	339,730	(8,014,261)	(7,560,555)	(7,083,171)	(179,748)	(6,622,970)	5,820,324	817,412
Contract owners’ equity at beginning of period	24,650,696	32,664,957	34,796,924	41,880,095	55,940,230	62,563,200	10,819,194	10,001,782

Contract owners’ equity at end of period	$24,990,426	24,650,696	27,236,369	34,796,924	55,760,482	55,940,230	16,639,518	10,819,194

CHANGE IN UNITS**:
Beginning units	924,217	1,030,834	1,630,226	1,635,708	1,856,438	1,723,102	834,563	634,527
Units purchased	98,972	82,337	264,623	192,881	264,143	370,694	522,519	550,449
Units surrendered	(189,904)	(188,954)	(775,013)	(198,363)	(507,584)	(237,358)	(256,794)	(350,413)

Ending units	833,285	924,217	1,119,836	1,630,226	1,612,997	1,856,438	1,100,288	834,563

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FF40S		FF45S		FF50S		FF55S
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$520,956	392,630	47,314	22,258	78,348	52,453	7,822	4,473
Realized gain (loss) on investments	289,296	621,351	(137,660)	(51,429)	(50,455)	33,325	(17,891)	(56,048)
Change in unrealized gain (loss) on investments	5,064,599	(9,394,568)	566,237	(388,937)	880,852	(837,681)	95,236	(40,509)
Reinvested capital gains	502,889	2,317,612	41,216	113,523	84,218	161,067	4,872	19,875

Net increase (decrease) in contract owners’ equity resulting from operations	6,377,740	(6,062,975)	517,107	(304,585)	992,963	(590,836)	90,039	(72,209)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	1,178,718	1,327,363	1,869,127	417,698	214,513	149,040	37,720	91,462
Transfers between funds	9,007,347	1,430,800	1,592,219	247,949	1,609,581	2,497,535	183,976	(9,476)
Surrenders (notes 3, 4, 5, 6 and 7)	(2,373,613)	(1,662,832)	(588,603)	(135,944)	(393,607)	(119,911)	(16,317)	(38,135)
Adjustments to maintain reserves	32	(85)	(11)	7	1	(18)	(2)	28

Net equity transactions	7,812,484	1,095,246	2,872,732	529,710	1,430,488	2,526,646	205,377	43,879

Net change in contract owners’ equity	14,190,224	(4,967,729)	3,389,839	225,125	2,423,451	1,935,810	295,416	(28,330)
Contract owners’ equity at beginning of period	27,526,076	32,493,805	1,723,623	1,498,498	4,343,914	2,408,104	334,411	362,741

Contract owners’ equity at end of period	$41,716,300	27,526,076	5,113,462	1,723,623	6,767,365	4,343,914	629,827	334,411

CHANGE IN UNITS**:
Beginning units	1,017,073	980,516	129,884	92,183	294,572	133,170	26,534	23,476
Units purchased	644,677	181,166	266,310	58,330	156,859	234,203	24,641	11,549
Units surrendered	(365,384)	(144,609)	(73,108)	(20,629)	(67,077)	(72,801)	(9,283)	(8,491)

Ending units	1,296,366	1,017,073	323,086	129,884	384,354	294,572	41,892	26,534

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FF60S		FF65S		FFINS		FGOS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$19,792	16,041	259	93	61,604	27,494	(483)	(473)
Realized gain (loss) on investments	56,244	(173,317)	(1,143)	(44)	(163,215)	(22,477)	4,045	3,376
Change in unrealized gain (loss) on investments	167,133	(41,533)	3,195	(1,574)	206,642	(239,215)	174,753	(345,261)
Reinvested capital gains	16,488	45,542	93	319	-	44,598	-	92,046

Net increase (decrease) in contract owners’ equity resulting from operations	259,657	(153,267)	2,404	(1,206)	105,031	(189,600)	178,315	(250,312)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	273,427	249,288	59	-	1,638	(499)	(116)	-
Transfers between funds	(7,981)	404,035	12,830	1,909	44,486	(19,612)	-	-
Surrenders (notes 3, 4, 5, 6 and 7)	(67,276)	(39,370)	(483)	(156)	(80,095)	(151,172)	(11,387)	(9,245)
Adjustments to maintain reserves	1	12	5	(2)	(5)	(9)	(5)	12

Net equity transactions	198,171	613,965	12,411	1,751	(33,976)	(171,292)	(11,508)	(9,233)

Net change in contract owners’ equity	457,828	460,698	14,815	545	71,055	(360,892)	166,807	(259,545)
Contract owners’ equity at beginning of period	1,173,931	713,233	7,571	7,026	1,237,650	1,598,542	398,414	657,959

Contract owners’ equity at end of period	$1,631,759	1,173,931	22,386	7,571	1,308,705	1,237,650	565,221	398,414

CHANGE IN UNITS**:
Beginning units	93,141	46,147	865	655	85,139	96,614	8,934	9,107
Units purchased	76,314	73,082	1,645	314	20,934	170	-	-
Units surrendered	(60,755)	(26,088)	(360)	(104)	(22,614)	(11,645)	(215)	(173)

Ending units	108,700	93,141	2,150	865	83,459	85,139	8,719	8,934

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FGS		FHIS		FIGBS		FIP
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(16,602)	690,739	570,503	514,502	3,471,085	3,168,261	74,591	57,740
Realized gain (loss) on investments	3,263,802	5,262,988	(260,889)	(164,717)	(2,906,624)	(4,006,866)	35,663	(17,753)
Change in unrealized gain (loss) on investments	37,939,755	(62,364,531)	688,239	(1,655,497)	7,795,776	(30,539,543)	887,179	(701,437)
Reinvested capital gains	7,849,101	11,247,963	-	-	-	8,376,643	34,999	21,513

Net increase (decrease) in contract owners’ equity resulting from operations	49,036,056	(45,162,841)	997,853	(1,305,712)	8,360,237	(23,001,505)	1,032,432	(639,937)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	2,909,046	2,867,006	166,163	157,400	1,464,654	2,112,188	793,608	752,360
Transfers between funds	15,157,879	(6,263,425)	84,315	280,356	(253,664)	(6,756,090)	225,175	348,245
Surrenders (notes 3, 4, 5, 6 and 7)	(10,290,830)	(7,984,929)	(530,045)	(548,498)	(6,046,094)	(7,712,087)	(133,023)	(238,854)
Adjustments to maintain reserves	18,817	(2,245)	372	131	7,483	(238)	7	(27)

Net equity transactions	7,794,912	(11,383,593)	(279,195)	(110,611)	(4,827,621)	(12,356,227)	885,767	861,724

Net change in contract owners’ equity	56,830,968	(56,546,434)	718,658	(1,416,323)	3,532,616	(35,357,732)	1,918,199	221,787
Contract owners’ equity at beginning of period	132,680,427	189,226,861	9,775,065	11,191,388	141,621,717	176,979,449	3,462,677	3,240,890

Contract owners’ equity at end of period	$189,511,395	132,680,427	10,493,723	9,775,065	145,154,333	141,621,717	5,380,876	3,462,677

CHANGE IN UNITS**:
Beginning units	2,220,927	2,443,139	432,766	437,536	7,799,075	8,485,983	97,322	74,499
Units purchased	419,173	320,212	20,926	69,574	895,187	1,199,060	25,850	29,000
Units surrendered	(247,201)	(542,424)	(32,993)	(74,344)	(1,176,426)	(1,885,968)	(3,328)	(6,177)

Ending units	2,392,899	2,220,927	420,699	432,766	7,517,836	7,799,075	119,844	97,322

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FMCS		FMMP		FNRS2		FOS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$157,669	127,211	163,457	100,846	246,356	227,735	168,212	171,388
Realized gain (loss) on investments	(84,661)	(161,467)	-	-	2,155,420	701,366	186,146	224,617
Change in unrealized gain (loss) on investments	3,678,147	(8,254,382)	-	-	(2,465,602)	2,714,701	2,869,159	(6,123,760)
Reinvested capital gains	915,550	2,273,378	-	-	-	-	47,535	164,003

Net increase (decrease) in contract owners’ equity resulting from operations	4,666,705	(6,015,260)	163,457	100,846	(63,826)	3,643,802	3,271,052	(5,563,752)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	491,385	543,694	(37,640)	(2,085)	(452,386)	475,329	(433,582)	516,730
Transfers between funds	(601,612)	(481,302)	(2,974,329)	3,077,061	(2,553,931)	3,561,449	102,994	(144,083)
Surrenders (notes 3, 4, 5, 6 and 7)	(2,388,895)	(2,506,421)	(366,793)	(950,029)	(980,736)	(960,076)	(1,066,328)	(1,264,753)
Adjustments to maintain reserves	157	402	5	(11)	904,945	3,917	867,147	(2,144)

Net equity transactions	(2,498,965)	(2,443,627)	(3,378,757)	2,124,936	(3,082,108)	3,080,619	(529,769)	(894,250)

Net change in contract owners’ equity	2,167,740	(8,458,887)	(3,215,300)	2,225,782	(3,145,934)	6,724,421	2,741,283	(6,458,002)
Contract owners’ equity at beginning of period	32,524,294	40,983,181	4,375,775	2,149,993	11,883,395	5,158,974	16,658,704	23,116,706

Contract owners’ equity at end of period	$34,692,034	32,524,294	1,160,475	4,375,775	8,737,461	11,883,395	19,399,987	16,658,704

CHANGE IN UNITS**:
Beginning units	424,378	455,311	414,328	206,171	417,439	295,154	560,131	587,029
Units purchased	50,930	31,517	24,480	299,808	13,964	287,824	26,525	48,436
Units surrendered	(82,414)	(62,450)	(334,040)	(91,651)	(126,610)	(165,539)	(43,809)	(75,334)

Ending units	392,894	424,378	104,768	414,328	304,793	417,439	542,847	560,131

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FRESS		FVBIS		FVEMIS		FVIIS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$59,964	32,133	48	9	200	97	377	229
Realized gain (loss) on investments	(232,669)	180,838	(151)	(193)	74	(178)	(274)	(39)
Change in unrealized gain (loss) on investments	349,773	(1,057,616)	23	45	1,330	(281)	1,672	(854)
Reinvested capital gains	107,199	73,672	-	-	-	110	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	284,267	(770,973)	(80)	(139)	1,604	(252)	1,775	(664)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	(156,003)	212,730	14,570	-	717	550	14,548	8,169
Transfers between funds	(303,416)	357,158	(12,476)	(3,668)	2,993	6,082	(11,737)	-
Surrenders (notes 3, 4, 5, 6 and 7)	(97,675)	(219,826)	(331)	(4)	(248)	(128)	(215)	(242)
Adjustments to maintain reserves	312,054	323	-	4	1	(5)	3	3

Net equity transactions	(245,040)	350,385	1,763	(3,668)	3,463	6,499	2,599	7,930

Net change in contract owners’ equity	39,227	(420,588)	1,683	(3,807)	5,067	6,247	4,374	7,266
Contract owners’ equity at beginning of period	2,454,544	2,875,132	-	3,807	6,952	705	10,067	2,801

Contract owners’ equity at end of period	$2,493,771	2,454,544	1,683	-	12,019	6,952	14,441	10,067

CHANGE IN UNITS**:
Beginning units	218,681	185,159	-	354	567	47	947	221
Units purchased	82,468	163,062	1,535	-	288	530	1,277	748
Units surrendered	(101,166)	(129,540)	(1,364)	(354)	(20)	(10)	(1,053)	(22)

Ending units	199,983	218,681	171	-	835	567	1,171	947

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FVMIS		FVSS		FVSS2		FTVDM2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$3,011	3,395	86,156	46,574	1,222	413	55,652	71,091
Realized gain (loss) on investments	1,024	752	193,679	56,179	1,661	34,346	(124,031)	4,506
Change in unrealized gain (loss) on investments	54,139	(57,137)	807,338	(661,343)	17,672	202	430,894	(1,037,251)
Reinvested capital gains	-	409	307,974	204,685	4,938	1,755	2,019	205,423

Net increase (decrease) in contract owners’ equity resulting from operations	58,174	(52,581)	1,395,147	(353,905)	25,493	36,716	364,534	(756,231)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	5,123	5,826	(391,157)	314,623	107,607	20,798	130,465	131,839
Transfers between funds	-	-	1,653,884	1,951,812	23,233	(11,160)	(397,746)	516,675
Surrenders (notes 3, 4, 5, 6 and 7)	(4,310)	(3,427)	(525,746)	(363,409)	(55,673)	(800)	(200,866)	(254,795)
Adjustments to maintain reserves	(1)	4	782,341	1,072	(3)	3	(7)	1

Net equity transactions	812	2,403	1,519,322	1,904,098	75,164	8,841	(468,154)	393,720

Net change in contract owners’ equity	58,986	(50,178)	2,914,469	1,550,193	100,657	45,557	(103,620)	(362,511)
Contract owners’ equity at beginning of period	222,404	272,582	5,829,933	4,279,740	45,557	-	3,033,480	3,395,991

Contract owners’ equity at end of period	$281,390	222,404	8,744,402	5,829,933	146,214	45,557	2,929,860	3,033,480

CHANGE IN UNITS**:
Beginning units	16,683	16,494	117,118	79,231	4,699	-	263,948	230,532
Units purchased	367	428	41,892	51,198	17,341	56,873	26,516	64,261
Units surrendered	(290)	(239)	(13,434)	(13,311)	(9,536)	(52,174)	(64,104)	(30,845)

Ending units	16,760	16,683	145,576	117,118	12,504	4,699	226,360	263,948

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FTVFA2		FTVGB1		FTVGI2		FTVIS2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$6,718	7,947	(10,723)	(14,935)	(72)	(76)	265,223	263,115
Realized gain (loss) on investments	(28,985)	(30,339)	(183,959)	(1,159,727)	(155,342)	(281,628)	66,884	22,579
Change in unrealized gain (loss) on investments	79,898	(122,829)	412,213	671,515	266,860	31,253	(216,702)	(700,156)
Reinvested capital gains	7,798	47,765	-	-	-	-	321,535	106,800

Net increase (decrease) in contract owners’ equity resulting from operations	65,429	(97,456)	217,531	(503,147)	111,446	(250,451)	436,940	(307,662)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	10,179	11,822	147,283	284,060	174,935	164,794	145,215	117,074
Transfers between funds	(16,485)	278	217,335	(5,486,565)	(296,015)	(142,881)	(127,309)	409,422
Surrenders (notes 3, 4, 5, 6 and 7)	(48,141)	(134,304)	(286,075)	(559,776)	(413,745)	(547,070)	(684,947)	(365,679)
Adjustments to maintain reserves	6	(12)	11	(48)	(32)	-	15	(12)

Net equity transactions	(54,441)	(122,216)	78,554	(5,762,329)	(534,857)	(525,157)	(667,026)	160,805

Net change in contract owners’ equity	10,988	(219,672)	296,085	(6,265,476)	(423,411)	(775,608)	(230,086)	(146,857)
Contract owners’ equity at beginning of period	469,617	689,289	7,071,471	13,336,947	4,341,386	5,116,994	5,489,452	5,636,309

Contract owners’ equity at end of period	$480,605	469,617	7,367,556	7,071,471	3,917,975	4,341,386	5,259,366	5,489,452

CHANGE IN UNITS**:
Beginning units	25,188	31,055	776,061	1,391,217	280,239	313,941	222,539	215,985
Units purchased	637	704	227,425	84,285	13,489	34,157	7,852	32,065
Units surrendered	(3,334)	(6,571)	(219,957)	(699,441)	(47,901)	(67,859)	(34,105)	(25,511)

Ending units	22,491	25,188	783,529	776,061	245,827	280,239	196,286	222,539

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FTVMD2		FTVRDI		FTVSV2		FTVSVI
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$4,907	2,559	-	-	48,780	89,688	76,394	134,097
Realized gain (loss) on investments	(18,442)	63,515	-	-	(651,458)	169,763	(325,931)	(266,651)
Change in unrealized gain (loss) on investments	52,647	(110,260)	-	-	1,169,823	(3,437,708)	983,685	(3,013,248)
Reinvested capital gains	11,331	17,948	-	-	642,472	1,939,439	551,850	1,925,540

Net increase (decrease) in contract owners’ equity resulting from operations	50,443	(26,238)	-	-	1,209,617	(1,238,818)	1,285,998	(1,220,262)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	238	27,287	10	4	256,093	335,812	(236,247)	213,758
Transfers between funds	26,698	(264,216)	5,100	(70)	281,442	1,799,721	(187,908)	(84,425)
Surrenders (notes 3, 4, 5, 6 and 7)	(8,037)	(19,484)	(5,110)	66	(2,833,405)	(749,731)	(676,129)	(807,737)
Adjustments to maintain reserves	24	(40)	-	-	16	1,025	472,495	962

Net equity transactions	18,923	(256,453)	-	-	(2,295,854)	1,386,827	(627,789)	(677,442)

Net change in contract owners’ equity	69,366	(282,691)	-	-	(1,086,237)	148,009	658,209	(1,897,704)
Contract owners’ equity at beginning of period	282,194	564,885	-	-	11,730,058	11,582,049	10,542,265	12,439,969

Contract owners’ equity at end of period	$351,560	282,194	-	-	10,643,821	11,730,058	11,200,474	10,542,265

CHANGE IN UNITS**:
Beginning units	13,973	26,714	-	-	306,940	273,764	162,340	172,759
Units purchased	5,138	3,141	-	-	26,910	105,099	4,878	11,298
Units surrendered	(4,641)	(15,882)	-	-	(87,714)	(71,923)	(14,613)	(21,717)

Ending units	14,470	13,973	-	-	246,136	306,940	152,605	162,340

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	TIF		TIF2		GVCSE		GVGMNS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$24,129	23,022	281,531	288,575	12,083	3,461	416	-
Realized gain (loss) on investments	(5,565)	(21,820)	63,726	(400,959)	(239,064)	1,740	(83)	86
Change in unrealized gain (loss) on investments	116,576	(59,252)	1,320,083	(746,353)	474,605	(359,904)	2,939	(6,097)
Reinvested capital gains	-	-	-	-	-	14,788	-	841

Net increase (decrease) in contract owners’ equity resulting from operations	135,140	(58,050)	1,665,340	(858,737)	247,624	(339,915)	3,272	(5,170)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	-	-	440,701	111,914	93,457	89,751	1,554	1,706
Transfers between funds	-	(14,620)	(1,138,215)	6,959	(164,686)	(87,507)	1,784	(2,663)
Surrenders (notes 3, 4, 5, 6 and 7)	(25,380)	(47,702)	(758,250)	(1,006,199)	(83,895)	(55,922)	(1,901)	(2,364)
Adjustments to maintain reserves	(1)	14	486	(3)	4	23	2	(5)

Net equity transactions	(25,381)	(62,308)	(1,455,278)	(887,329)	(155,120)	(53,655)	1,439	(3,326)

Net change in contract owners’ equity	109,759	(120,358)	210,062	(1,746,066)	92,504	(393,570)	4,711	(8,496)
Contract owners’ equity at beginning of period	650,229	770,587	8,776,402	10,522,468	1,325,154	1,718,724	20,613	29,109

Contract owners’ equity at end of period	$759,988	650,229	8,986,464	8,776,402	1,417,658	1,325,154	25,324	20,613

CHANGE IN UNITS**:
Beginning units	23,562	25,861	359,594	399,213	60,235	62,992	1,455	1,661
Units purchased	-	-	38,371	61,635	19,196	7,518	219	113
Units surrendered	(820)	(2,299)	(94,273)	(101,254)	(25,557)	(10,275)	(127)	(319)

Ending units	22,742	23,562	303,692	359,594	53,874	60,235	1,547	1,455

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	GVGOPS		GVMCE		GVMSAS		RVARS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(1,291)	(1,531)	69,460	47,032	1,840	1,168	6,133	4,089
Realized gain (loss) on investments	(177,473)	(158,670)	(1,452,973)	938,595	(617)	(1,041)	3,566	4,040
Change in unrealized gain (loss) on investments	279,973	(188,595)	2,036,743	(3,511,084)	1,062	(2,324)	(1,277)	(23,911)
Reinvested capital gains	4,078	23,825	199,102	1,330,394	-	-	-	3,552

Net increase (decrease) in contract owners’ equity resulting from operations	105,287	(324,971)	852,332	(1,195,063)	2,285	(2,197)	8,422	(12,230)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	4,796	7,595	29,758	(1,517)	244	366	2,111	3,191
Transfers between funds	(187,823)	(290,372)	(1,018,881)	(541,490)	756	30,242	10,883	(682)
Surrenders (notes 3, 4, 5, 6 and 7)	(51,945)	(18,568)	(208,794)	(772,754)	(8,322)	(12,351)	(142,412)	(12,543)
Adjustments to maintain reserves	15	(6)	21	(18)	4	(8)	11	(5)

Net equity transactions	(234,957)	(301,351)	(1,197,896)	(1,315,779)	(7,318)	18,249	(129,407)	(10,039)

Net change in contract owners’ equity	(129,670)	(626,322)	(345,564)	(2,510,842)	(5,033)	16,052	(120,985)	(22,269)
Contract owners’ equity at beginning of period	756,674	1,382,996	8,968,706	11,479,548	33,935	17,883	350,188	372,457

Contract owners’ equity at end of period	$627,004	756,674	8,623,142	8,968,706	28,902	33,935	229,203	350,188

CHANGE IN UNITS**:
Beginning units	26,999	36,294	141,368	164,072	3,143	1,548	28,496	29,278
Units purchased	564	285	24,355	46,459	205	3,249	2,376	2,962
Units surrendered	(8,642)	(9,580)	(44,037)	(69,163)	(864)	(1,654)	(13,002)	(3,744)

Ending units	18,921	26,999	121,686	141,368	2,484	3,143	17,870	28,496

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	ACEG		ACGI		AVHY1		AVIE
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	63,661	71,172	12,690	23,650	10,796	469,994
Realized gain (loss) on investments	(108,704)	138,059	87,390	104,393	(9,113)	(102,322)	(1,540,240)	(819,705)
Change in unrealized gain (loss) on investments	566,400	(1,169,824)	(192,315)	(910,867)	32,025	(26,216)	6,334,488	(10,129,589)
Reinvested capital gains	33,246	359,560	552,090	439,324	-	-	21,938	3,354,803

Net increase (decrease) in contract owners’ equity resulting from operations	490,942	(672,205)	510,826	(295,978)	35,602	(104,888)	4,826,982	(7,124,497)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	57,743	55,043	26,743	37,654	271	110	61,311	194,098
Transfers between funds	292,742	(828,155)	(445,045)	47,994	(196,630)	46,060	(2,101,519)	(2,421,727)
Surrenders (notes 3, 4, 5, 6 and 7)	(136,497)	(222,739)	(240,986)	(148,065)	(86,012)	(230,622)	(1,537,194)	(841,776)
Adjustments to maintain reserves	151	32	(13)	41	2	(35)	86	518

Net equity transactions	214,139	(995,819)	(659,301)	(62,376)	(282,369)	(184,487)	(3,577,316)	(3,068,887)

Net change in contract owners’ equity	705,081	(1,668,024)	(148,475)	(358,354)	(246,767)	(289,375)	1,249,666	(10,193,384)
Contract owners’ equity at beginning of period	1,188,129	2,856,153	4,739,120	5,097,474	512,669	802,044	30,064,888	40,258,272

Contract owners’ equity at end of period	$1,893,210	1,188,129	4,590,645	4,739,120	265,902	512,669	31,314,554	30,064,888

CHANGE IN UNITS**:
Beginning units	40,536	67,127	157,860	159,839	31,263	43,995	993,367	1,089,800
Units purchased	9,194	5,242	8,237	3,570	13,509	35,592	167,681	258,758
Units surrendered	(3,896)	(31,833)	(30,453)	(5,549)	(30,075)	(48,324)	(287,649)	(355,191)

Ending units	45,834	40,536	135,644	157,860	14,697	31,263	873,399	993,367

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	AVMCCI		AVSCE		IVBRA1		MSVMV
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$356	516	(171)	(388)	-	98,793	-	-
Realized gain (loss) on investments	(12,505)	(8,562)	(25,982)	(37,033)	(38,524)	(49,382)	-	-
Change in unrealized gain (loss) on investments	35,397	(83,118)	44,398	(31,353)	113,457	(311,543)	-	(1)
Reinvested capital gains	-	37,799	2,245	29,407	-	46,034	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	23,248	(53,365)	20,490	(39,367)	74,933	(216,098)	-	(1)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	3,588	4,633	-	2	54,896	109,142	2	-
Transfers between funds	7,131	(101,301)	(38,065)	(6,184)	(42,816)	87,459	-	-
Surrenders (notes 3, 4, 5, 6 and 7)	(45,660)	(16,638)	(2,416)	(2,205)	(155,514)	(541,920)	(2)	-
Adjustments to maintain reserves	14	(31)	5	1	(2)	1	2	1

Net equity transactions	(34,927)	(113,337)	(40,476)	(8,386)	(143,436)	(345,318)	2	1

Net change in contract owners’ equity	(11,679)	(166,702)	(19,986)	(47,753)	(68,503)	(561,416)	2	-
Contract owners’ equity at beginning of period	177,683	344,385	153,937	201,690	1,259,565	1,820,981	-	-

Contract owners’ equity at end of period	$166,004	177,683	133,951	153,937	1,191,062	1,259,565	2	-

CHANGE IN UNITS**:
Beginning units	5,555	9,184	9,341	9,705	92,910	115,044	-	-
Units purchased	572	692	8,377	62	2,841	16,218	-	-
Units surrendered	(1,605)	(4,321)	(10,828)	(426)	(13,360)	(38,352)	-	-

Ending units	4,522	5,555	6,890	9,341	82,391	92,910	-	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	OVAG		OVGI		OVGR		OVGS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(8,182)	(8,108)	60,291	111,214	(12,120)	(12,153)	125,755	(51,040)
Realized gain (loss) on investments	(1,394,028)	1,742,066	(527,961)	33,671	(152,305)	215,716	(3,305,539)	2,595,390
Change in unrealized gain (loss) on investments	6,276,302	(30,996,049)	1,576,165	(5,176,363)	3,786,682	(9,057,352)	16,079,004	(47,233,631)
Reinvested capital gains	-	11,901,512	561,003	3,110,961	-	4,182,129	8,594,832	12,484,552

Net increase (decrease) in contract owners’ equity resulting from operations	4,874,092	(17,360,579)	1,669,498	(1,920,517)	3,622,257	(4,671,660)	21,494,052	(32,204,729)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	1,017,670	1,143,286	3,587	9,745	3,139	(10,280)	1,638,274	1,543,006
Transfers between funds	(734,811)	2,111,471	(115,691)	97,072	89,572	313,195	(1,660,729)	(4,360,707)
Surrenders (notes 3, 4, 5, 6 and 7)	(3,181,729)	(3,138,291)	(184,288)	(214,568)	(337,431)	(269,288)	(4,089,692)	(3,949,983)
Adjustments to maintain reserves	(4,421)	(272)	45	(37)	349	625	(580)	(107)

Net equity transactions	(2,903,291)	116,194	(296,347)	(107,788)	(244,371)	34,252	(4,112,727)	(6,767,791)

Net change in contract owners’ equity	1,970,801	(17,244,385)	1,373,151	(2,028,305)	3,377,886	(4,637,408)	17,381,325	(38,972,520)
Contract owners’ equity at beginning of period	39,240,488	56,484,873	7,567,689	9,595,994	10,384,085	15,021,493	64,949,823	103,922,343

Contract owners’ equity at end of period	$41,211,289	39,240,488	8,940,840	7,567,689	13,761,971	10,384,085	82,331,148	64,949,823

CHANGE IN UNITS**:
Beginning units	798,724	781,372	190,821	193,654	250,644	251,863	1,791,197	1,957,094
Units purchased	35,820	100,507	18,285	13,103	4,034	8,188	92,092	138,551
Units surrendered	(95,431)	(83,155)	(27,587)	(15,936)	(9,723)	(9,407)	(198,541)	(304,448)

Ending units	739,113	798,724	181,519	190,821	244,955	250,644	1,684,748	1,791,197

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	OVIG		OVSB		OVSC		WRASP
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$98,200	(29,568)	-	-	125,293	45,643	120,097	90,684
Realized gain (loss) on investments	(700,533)	(751,414)	(468,744)	(692,045)	102,137	53,183	(103,449)	42,605
Change in unrealized gain (loss) on investments	4,701,179	(9,443,159)	1,621,344	(1,255,120)	1,617,661	(2,718,761)	713,632	(1,674,679)
Reinvested capital gains	-	3,714,987	-	-	-	1,029,646	-	477,150

Net increase (decrease) in contract owners’ equity resulting from operations	4,098,846	(6,509,154)	1,152,600	(1,947,165)	1,845,091	(1,590,289)	730,280	(1,064,240)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	712,723	998,004	81,526	109,999	458,119	329,352	252,988	245,684
Transfers between funds	689,115	530,995	(76,237)	(158,168)	501,097	1,951,786	(20,747)	(332,733)
Surrenders (notes 3, 4, 5, 6 and 7)	(755,274)	(1,282,883)	(1,238,235)	(1,644,069)	(666,132)	(674,688)	(575,470)	(481,168)
Adjustments to maintain reserves	(86)	(78)	1	(8)	(1,410)	(54)	279	18

Net equity transactions	646,478	246,038	(1,232,945)	(1,692,246)	291,674	1,606,396	(342,950)	(568,199)

Net change in contract owners’ equity	4,745,324	(6,263,116)	(80,345)	(3,639,411)	2,136,765	16,107	387,330	(1,632,439)
Contract owners’ equity at beginning of period	17,916,456	24,179,572	13,549,031	17,188,442	9,851,332	9,835,225	5,549,325	7,181,764

Contract owners’ equity at end of period	$22,661,780	17,916,456	13,468,686	13,549,031	11,988,097	9,851,332	5,936,655	5,549,325

CHANGE IN UNITS**:
Beginning units	1,307,911	1,287,678	955,224	1,072,926	140,705	117,806	284,633	314,317
Units purchased	259,216	496,778	26,223	32,669	17,810	39,886	14,837	21,506
Units surrendered	(199,460)	(476,545)	(109,357)	(150,371)	(13,384)	(16,987)	(32,136)	(51,190)

Ending units	1,367,667	1,307,911	872,090	955,224	145,131	140,705	267,334	284,633

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	WRGP		WRHIP		WRMCG		WRRESP
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(4,749)	(4,476)	662,038	788,017	(5,466)	(5,440)	121,548	57,381
Realized gain (loss) on investments	(872,756)	26,409	(415,668)	(532,136)	(1,339,381)	(8,192)	(1,388,333)	393,031
Change in unrealized gain (loss) on investments	2,181,507	(3,313,813)	1,001,983	(1,790,947)	1,574,362	(2,876,862)	1,073,207	(3,650,257)
Reinvested capital gains	573,490	1,401,592	-	-	498,649	919,967	591,738	986,981

Net increase (decrease) in contract owners’ equity resulting from operations	1,877,492	(1,890,288)	1,248,353	(1,535,066)	728,164	(1,970,527)	398,160	(2,212,864)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	501,622	657,932	125,064	158,485	56,394	107,605	199,151	310,691
Transfers between funds	(656,849)	(445,980)	(157,346)	(1,082,117)	313,472	(931,616)	(1,270,457)	(153,677)
Surrenders (notes 3, 4, 5, 6 and 7)	(149,676)	(164,779)	(479,240)	(507,825)	(219,840)	(541,472)	(359,720)	(294,096)
Adjustments to maintain reserves	(45)	37	81	(106)	225	(67)	25	(26)

Net equity transactions	(304,948)	47,210	(511,441)	(1,431,563)	150,251	(1,365,550)	(1,431,001)	(137,108)

Net change in contract owners’ equity	1,572,544	(1,843,078)	736,912	(2,966,629)	878,415	(3,336,077)	(1,032,841)	(2,349,972)
Contract owners’ equity at beginning of period	5,243,333	7,086,411	11,166,529	14,133,158	3,852,477	7,188,554	6,404,234	8,754,206

Contract owners’ equity at end of period	$6,815,877	5,243,333	11,903,441	11,166,529	4,730,892	3,852,477	5,371,393	6,404,234

CHANGE IN UNITS**:
Beginning units	88,487	86,993	731,784	826,681	130,848	168,533	222,726	228,285
Units purchased	16,691	26,811	129,840	264,783	28,145	50,112	16,531	26,212
Units surrendered	(21,741)	(25,317)	(164,041)	(359,680)	(24,678)	(87,797)	(69,188)	(31,771)

Ending units	83,437	88,487	697,583	731,784	134,315	130,848	170,069	222,726

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	WRSTP		JABS		JACAS		JAEI
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(1,871)	(2,449)	517,148	286,601	55,448	16,007	2,039	2,530
Realized gain (loss) on investments	(2,697,311)	(2,225,046)	1,154,783	3,439,286	(78,221)	1,184,900	(22,562)	(39,325)
Change in unrealized gain (loss) on investments	5,040,643	(1,956,941)	2,760,786	(12,956,038)	16,939,888	(34,169,647)	138,549	(431,387)
Reinvested capital gains	455,000	996,423	-	1,042,184	-	8,703,592	81,568	204,676

Net increase (decrease) in contract owners’ equity resulting from operations	2,796,461	(3,188,013)	4,432,717	(8,187,967)	16,917,115	(24,265,148)	199,594	(263,506)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	829,208	987,006	801,246	804,466	750,811	810,601	34,297	52,499
Transfers between funds	(385,411)	650,897	(773,029)	748,184	(344,489)	(2,018,612)	156,738	(335,231)
Surrenders (notes 3, 4, 5, 6 and 7)	(959,075)	(1,220,336)	(3,896,017)	(11,912,022)	(3,794,008)	(4,173,644)	(76,833)	(39,652)
Adjustments to maintain reserves	27	141	(1,394)	2,081	23	(113)	165	15

Net equity transactions	(515,251)	417,708	(3,869,194)	(10,357,291)	(3,387,663)	(5,381,768)	114,367	(322,369)

Net change in contract owners’ equity	2,281,210	(2,770,305)	563,523	(18,545,258)	13,529,452	(29,646,916)	313,961	(585,875)
Contract owners’ equity at beginning of period	7,501,208	10,271,513	31,724,372	50,269,630	44,310,904	73,957,820	1,032,016	1,617,891

Contract owners’ equity at end of period	$9,782,418	7,501,208	32,287,895	31,724,372	57,840,356	44,310,904	1,345,977	1,032,016

CHANGE IN UNITS**:
Beginning units	181,977	169,656	698,736	926,718	1,045,056	1,156,158	56,091	73,917
Units purchased	27,673	43,665	114,389	102,522	33,515	35,508	9,770	7,808
Units surrendered	(39,220)	(31,344)	(197,025)	(330,504)	(101,835)	(146,610)	(3,903)	(25,634)

Ending units	170,430	181,977	616,100	698,736	976,736	1,045,056	61,958	56,091

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	JAFBS		JAGSEI		JAGTS		JAIGS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$256,051	134,608	41	-	(11,930)	(12,242)	331,740	386,532
Realized gain (loss) on investments	(534,897)	(371,696)	5	-	647,717	765,122	150,772	(99,974)
Change in unrealized gain (loss) on investments	634,999	(950,312)	781	-	14,534,542	(23,733,301)	1,950,849	(2,672,067)
Reinvested capital gains	-	109,381	-	-	-	5,978,088	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	356,153	(1,078,019)	827	-	15,170,329	(17,002,333)	2,433,361	(2,385,509)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	244,115	305,481	168	-	920,420	1,290,866	579,324	586,106
Transfers between funds	(428,498)	670,293	7,608	-	3,115,904	(2,316,591)	(1,471,195)	557,395
Surrenders (notes 3, 4, 5, 6 and 7)	(131,547)	(115,556)	1,866	-	(2,741,416)	(2,358,090)	(1,725,799)	(1,335,735)
Adjustments to maintain reserves	-	(2)	1	-	(2,260)	(243)	465	876

Net equity transactions	(315,930)	860,216	9,643	-	1,292,648	(3,384,058)	(2,617,205)	(191,358)

Net change in contract owners’ equity	40,223	(217,803)	10,470	-	16,462,977	(20,386,391)	(183,844)	(2,576,867)
Contract owners’ equity at beginning of period	7,296,688	7,514,491	-	-	27,208,005	47,594,396	23,758,753	26,335,620

Contract owners’ equity at end of period	$7,336,911	7,296,688	10,470	-	43,670,982	27,208,005	23,574,909	23,758,753

CHANGE IN UNITS**:
Beginning units	682,250	604,281	-	-	1,054,464	1,158,496	1,088,803	1,100,214
Units purchased	118,781	154,354	965	-	189,902	88,901	47,451	106,317
Units surrendered	(150,069)	(76,385)	(30)	-	(148,383)	(192,933)	(159,012)	(117,728)

Ending units	650,962	682,250	935	-	1,095,983	1,054,464	977,242	1,088,803

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	JAMGS		JAMVS		LZREMS		SBVSG
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(11,463)	(23,886)	15,802	8,924	410,554	297,088	(32,210)	(32,762)
Realized gain (loss) on investments	154,146	36,163	(1,776)	(128)	342,213	(180,563)	(2,484,727)	609,934
Change in unrealized gain (loss) on investments	2,961,925	(13,110,314)	133,036	(140,513)	1,038,228	(1,764,786)	4,168,182	(9,090,243)
Reinvested capital gains	2,522,272	6,148,285	57,859	73,165	-	-	-	438,348

Net increase (decrease) in contract owners’ equity resulting from operations	5,626,880	(6,949,752)	204,921	(58,552)	1,790,995	(1,648,261)	1,651,245	(8,074,723)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	1,141,428	1,056,479	1,380	1,996	156,972	243,031	602,157	1,152,404
Transfers between funds	(2,624,629)	(4,480,049)	1,099,657	3,390	(897,674)	(711,530)	1,844,379	(499,139)
Surrenders (notes 3, 4, 5, 6 and 7)	(2,583,279)	(1,237,023)	(43,135)	(11,890)	(416,065)	(726,304)	(1,545,375)	(905,725)
Adjustments to maintain reserves	36	(83)	(3)	1	9	(57)	64	(161)

Net equity transactions	(4,066,444)	(4,660,676)	1,057,899	(6,503)	(1,156,758)	(1,194,860)	901,225	(252,621)

Net change in contract owners’ equity	1,560,436	(11,610,428)	1,262,820	(65,055)	634,237	(2,843,121)	2,552,470	(8,327,344)
Contract owners’ equity at beginning of period	33,558,736	45,169,164	918,883	983,938	8,892,247	11,735,368	19,852,841	28,180,185

Contract owners’ equity at end of period	$35,119,172	33,558,736	2,181,703	918,883	9,526,484	8,892,247	22,405,311	19,852,841

CHANGE IN UNITS**:
Beginning units	1,580,388	1,782,996	37,829	38,091	805,877	900,997	551,951	557,965
Units purchased	223,902	334,062	102,456	237	62,569	127,210	121,739	112,974
Units surrendered	(399,484)	(536,670)	(60,093)	(499)	(161,412)	(222,330)	(98,266)	(118,988)

Ending units	1,404,806	1,580,388	80,192	37,829	707,034	805,877	575,424	551,951

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	BNCAI		LJPMVS		LJPSCS		LOVBD
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(4,428)	(8,054)	862,987	-	7,775	-	235,738	173,547
Realized gain (loss) on investments	536,007	361,616	129,626	-	8,565	-	(158,575)	(37,203)
Change in unrealized gain (loss) on investments	139,442	(2,851,388)	4,144,166	-	122,058	-	196,755	(712,945)
Reinvested capital gains	50,487	441,919	-	-	-	-	-	10,823

Net increase (decrease) in contract owners’ equity resulting from operations	721,508	(2,055,907)	5,136,779	-	138,398	-	273,918	(565,778)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	2,719	(3,995)	272,800	-	43,106	-	100,763	45,678
Transfers between funds	(1,854,571)	(174,039)	46,084,909	-	1,189,809	-	826,134	124,260
Surrenders (notes 3, 4, 5, 6 and 7)	(704,450)	(490,511)	(1,413,132)	-	(98,818)	-	(250,722)	(92,929)
Adjustments to maintain reserves	60	1,712	33	-	3	-	-	(4)

Net equity transactions	(2,556,242)	(666,833)	44,944,610	-	1,134,100	-	676,175	77,005

Net change in contract owners’ equity	(1,834,734)	(2,722,740)	50,081,389	-	1,272,498	-	950,093	(488,773)
Contract owners’ equity at beginning of period	5,269,355	7,992,095	-	-	-	-	3,875,819	4,364,592

Contract owners’ equity at end of period	$3,434,621	5,269,355	50,081,389	-	1,272,498	-	4,825,912	3,875,819

CHANGE IN UNITS**:
Beginning units	72,727	82,028	-	-	-	-	307,425	301,306
Units purchased	11,135	11,282	5,391,236	-	129,166	-	161,222	16,177
Units surrendered	(43,824)	(20,583)	(887,656)	-	(16,650)	-	(108,801)	(10,058)

Ending units	40,038	72,727	4,503,580	-	112,516	-	359,846	307,425

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	LOVSDC		LOVTRC		MNVFRI		MNVFRS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$603,220	500,991	705,178	645,583	2,490	-	54,814	3,996
Realized gain (loss) on investments	(801,528)	(547,322)	(1,700,175)	(496,329)	127	-	(1,237)	(51)
Change in unrealized gain (loss) on investments	907,267	(1,121,232)	2,036,584	(3,257,875)	490	-	19,981	(4,907)
Reinvested capital gains	-	-	-	45,931	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	708,959	(1,167,563)	1,041,587	(3,062,690)	3,107	-	73,558	(962)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	481,415	513,691	716,507	1,401,523	11	-	8,496	41,788
Transfers between funds	(4,814,726)	(2,591,902)	(2,982,212)	1,787,688	31,523	-	81,615	512,700
Surrenders (notes 3, 4, 5, 6 and 7)	(886,028)	(1,704,010)	(1,059,318)	(1,825,276)	(301)	-	(7,710)	(1,105)
Adjustments to maintain reserves	20	(99)	31	(59)	1	-	(88)	97

Net equity transactions	(5,219,319)	(3,782,320)	(3,324,992)	1,363,876	31,234	-	82,313	553,480

Net change in contract owners’ equity	(4,510,360)	(4,949,883)	(2,283,405)	(1,698,814)	34,341	-	155,871	552,518
Contract owners’ equity at beginning of period	18,337,712	23,287,595	19,468,490	21,167,304	-	-	602,551	50,033

Contract owners’ equity at end of period	$13,827,352	18,337,712	17,185,085	19,468,490	34,341	-	758,422	602,551

CHANGE IN UNITS**:
Beginning units	1,703,931	2,052,546	1,876,441	1,752,453	-	-	53,117	4,346
Units purchased	194,302	352,895	543,884	521,846	2,705	-	15,423	48,869
Units surrendered	(673,770)	(701,510)	(861,767)	(397,858)	(25)	-	(8,529)	(98)

Ending units	1,224,463	1,703,931	1,558,558	1,876,441	2,680	-	60,011	53,117

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	M3GREI		M3GRES		MEGSS		MMCGSC
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$420	499	383	1,021	(1,520)	-	(3,892)	(2,694)
Realized gain (loss) on investments	(2,950)	(60)	(20,083)	(5,096)	104,453	(814)	(871,720)	(197,693)
Change in unrealized gain (loss) on investments	3,529	(8,484)	25,885	(33,750)	147,351	70	1,418,598	(1,075,336)
Reinvested capital gains	2,550	1,837	7,812	6,940	22,156	-	43,711	461,608

Net increase (decrease) in contract owners’ equity resulting from operations	3,549	(6,208)	13,997	(30,885)	272,440	(744)	586,697	(814,115)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	3,331	2,078	(35)	8	6,541	-	113,639	148,742
Transfers between funds	(1,669)	34,473	15,127	153,713	1,072,876	(4,575)	(8,304)	953,800
Surrenders (notes 3, 4, 5, 6 and 7)	(952)	(355)	(3,383)	(1,501)	(7,883)	(25)	(381,007)	(106,127)
Adjustments to maintain reserves	(1)	-	(2)	1	5	3	11	(24)

Net equity transactions	709	36,196	11,707	152,221	1,071,539	(4,597)	(275,661)	996,391

Net change in contract owners’ equity	4,258	29,988	25,704	121,336	1,343,979	(5,341)	311,036	182,276
Contract owners’ equity at beginning of period	29,988	-	121,336	-	776	6,117	2,813,354	2,631,078

Contract owners’ equity at end of period	$34,246	29,988	147,040	121,336	1,344,755	776	3,124,390	2,813,354

CHANGE IN UNITS**:
Beginning units	3,508	-	14,301	-	99	533	193,134	128,370
Units purchased	398	3,546	3,038	14,456	159,340	101	48,215	75,970
Units surrendered	(312)	(38)	(1,732)	(155)	(32,113)	(535)	(63,749)	(11,206)

Ending units	3,594	3,508	15,607	14,301	127,326	99	177,600	193,134

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	MNDIC		MNDSC		MV2EEI		MV2EES
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	4,283	2,245	10	174	2,319	6,305
Realized gain (loss) on investments	(132,023)	(59,772)	(836,769)	(1,209,680)	(550)	(93)	(9,962)	(9,235)
Change in unrealized gain (loss) on investments	281,505	(813,825)	1,217,924	(1,514,950)	883	(751)	25,890	(42,358)
Reinvested capital gains	-	344,274	-	1,336,657	-	277	-	11,503

Net increase (decrease) in contract owners’ equity resulting from operations	149,482	(529,323)	385,438	(1,385,728)	343	(393)	18,247	(33,785)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	(54,590)	75,791	191,205	181,354	2,789	4,667	-	-
Transfers between funds	29,619	(232,528)	155,495	(975,230)	3,214	(97)	67,699	59,282
Surrenders (notes 3, 4, 5, 6 and 7)	(82,299)	(132,338)	(54,101)	(54,891)	(9,700)	(138)	(1,851)	(1,551)
Adjustments to maintain reserves	109,255	131	-	39	4	-	(4)	5

Net equity transactions	1,985	(288,944)	292,599	(848,728)	(3,693)	4,432	65,844	57,736

Net change in contract owners’ equity	151,467	(818,267)	678,037	(2,234,456)	(3,350)	4,039	84,091	23,951
Contract owners’ equity at beginning of period	1,024,305	1,842,572	2,431,677	4,666,133	5,079	1,040	156,267	132,316

Contract owners’ equity at end of period	$1,175,772	1,024,305	3,109,714	2,431,677	1,729	5,079	240,358	156,267

CHANGE IN UNITS**:
Beginning units	38,258	48,341	93,521	126,253	578	95	17,985	12,179
Units purchased	3,002	3,591	32,694	51,380	647	510	7,236	5,968
Units surrendered	(2,876)	(13,674)	(21,382)	(84,112)	(1,048)	(27)	(200)	(162)

Ending units	38,384	38,258	104,833	93,521	177	578	25,021	17,985

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	MV2IGI		MV2RIS		MV3LMI		MV3MVI
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$13,668	4,764	34,645	575,557	5	-	6,476	3,269
Realized gain (loss) on investments	113,188	91,337	(3,331,948)	(21,711)	13	-	(28,267)	(4,168)
Change in unrealized gain (loss) on investments	635,221	(1,768,303)	7,148,516	(8,938,141)	359	-	50,614	(60,624)
Reinvested capital gains	236,467	616,977	-	859,858	-	-	12,282	27,256

Net increase (decrease) in contract owners’ equity resulting from operations	998,544	(1,055,225)	3,851,213	(7,524,437)	377	-	41,105	(34,267)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	75,918	70,521	256,155	73,443	-	-	43,224	83,219
Transfers between funds	(153,856)	110,851	(33,730,024)	3,402,900	13,317	-	46,412	135,267
Surrenders (notes 3, 4, 5, 6 and 7)	(233,470)	(377,303)	(277,288)	(611,684)	(28)	-	(86,487)	(184,821)
Adjustments to maintain reserves	403	29	15	(73)	-	-	3	13

Net equity transactions	(311,005)	(195,902)	(33,751,142)	2,864,586	13,289	-	3,152	33,678

Net change in contract owners’ equity	687,539	(1,251,127)	(29,899,929)	(4,659,851)	13,666	-	44,257	(589)
Contract owners’ equity at beginning of period	4,304,714	5,555,841	36,558,373	41,218,224	-	-	352,898	353,487

Contract owners’ equity at end of period	$4,992,253	4,304,714	6,658,444	36,558,373	13,666	-	397,155	352,898

CHANGE IN UNITS**:
Beginning units	182,279	189,951	2,813,991	2,603,987	-	-	21,441	19,590
Units purchased	4,776	11,321	216,899	301,671	1,318	-	3,286	12,995
Units surrendered	(16,586)	(18,993)	(2,575,922)	(91,667)	(3)	-	(3,321)	(11,144)

Ending units	170,469	182,279	454,968	2,813,991	1,315	-	21,406	21,441

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	MV3MVS		MVBRES		MVFIC		MVFSC
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$26,645	7,844	18,228	15,099	177,396	161,935	1,310,708	1,094,605
Realized gain (loss) on investments	(112,335)	148,165	(60,212)	96,418	214,499	204,985	1,489,286	1,472,360
Change in unrealized gain (loss) on investments	216,167	(379,020)	374,845	(859,545)	(329,470)	(1,828,514)	(3,215,973)	(17,188,993)
Reinvested capital gains	62,575	100,515	158,055	374,959	745,648	690,171	7,286,320	6,684,261

Net increase (decrease) in contract owners’ equity resulting from operations	193,052	(122,496)	490,916	(373,069)	808,073	(771,423)	6,870,341	(7,937,767)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	23,845	59,098	112,771	74,503	317,091	254,618	745,759	2,106,703
Transfers between funds	953,029	187,767	(86,615)	(143,560)	(785,877)	104,452	(2,775,749)	(2,101,742)
Surrenders (notes 3, 4, 5, 6 and 7)	(579,052)	(49,877)	(75,587)	(90,718)	(744,430)	(1,001,450)	(13,393,063)	(4,662,542)
Adjustments to maintain reserves	9	5	3	(16)	452	80	58	(241)

Net equity transactions	397,831	196,993	(49,428)	(159,791)	(1,212,764)	(642,300)	(15,422,995)	(4,657,822)

Net change in contract owners’ equity	590,883	74,497	441,488	(532,860)	(404,691)	(1,413,723)	(8,552,654)	(12,595,589)
Contract owners’ equity at beginning of period	1,593,629	1,519,132	1,805,547	2,338,407	11,135,364	12,549,087	108,320,674	120,916,263

Contract owners’ equity at end of period	$2,184,512	1,593,629	2,247,035	1,805,547	10,730,673	11,135,364	99,768,020	108,320,674

CHANGE IN UNITS**:
Beginning units	118,271	102,467	85,656	92,735	184,247	195,372	3,838,291	4,031,389
Units purchased	73,802	39,680	23,677	6,059	8,728	16,306	482,803	883,739
Units surrendered	(47,729)	(23,876)	(26,319)	(13,138)	(28,472)	(27,431)	(1,040,773)	(1,076,837)

Ending units	144,344	118,271	83,014	85,656	164,503	184,247	3,280,321	3,838,291

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	MVIGIC		MVIVSC		MVRBSS		MSEM
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$5,197	2,720	290,811	312,788	152,552	88,482	380,788	393,342
Realized gain (loss) on investments	(17,340)	(1,672)	1,305,186	4,260,591	(223,937)	(185,602)	(432,108)	(476,150)
Change in unrealized gain (loss) on investments	66,857	(95,086)	5,535,656	(35,726,046)	395,488	(537,433)	541,575	(1,236,849)
Reinvested capital gains	14,819	25,809	6,541,131	3,990,323	-	43,425	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	69,533	(68,229)	13,672,784	(27,162,344)	324,103	(591,128)	490,255	(1,319,657)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	8,332	26,265	642,794	1,138,102	158,843	49,461	120,864	165,975
Transfers between funds	148,710	(33,385)	(6,615,290)	14,321	2,074,648	(298,408)	(361,221)	(1,010,499)
Surrenders (notes 3, 4, 5, 6 and 7)	(67,366)	(23,196)	(4,532,316)	(4,607,743)	(344,107)	(80,697)	(321,271)	(583,505)
Adjustments to maintain reserves	2	3	89	(376)	1	(4)	20	(5)

Net equity transactions	89,678	(30,313)	(10,504,723)	(3,455,696)	1,889,385	(329,648)	(561,608)	(1,428,034)

Net change in contract owners’ equity	159,211	(98,542)	3,168,061	(30,618,040)	2,213,488	(920,776)	(71,353)	(2,747,691)
Contract owners’ equity at beginning of period	398,641	497,183	84,750,564	115,368,604	3,243,464	4,164,240	4,695,850	7,443,541

Contract owners’ equity at end of period	$557,852	398,641	87,918,625	84,750,564	5,456,952	3,243,464	4,624,497	4,695,850

CHANGE IN UNITS**:
Beginning units	33,781	35,831	2,556,261	2,656,042	320,468	352,564	125,870	164,510
Units purchased	13,070	16,273	258,893	627,403	238,287	31,670	20,291	16,570
Units surrendered	(5,643)	(18,323)	(557,203)	(727,184)	(54,818)	(63,766)	(35,549)	(55,210)

Ending units	41,208	33,781	2,257,951	2,556,261	503,937	320,468	110,612	125,870

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	MSVEG		MSVMG		MSVRE		VKVGR2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(5,997)	(9,088)	(1,630)	(2,180)	98,227	61,340	27,029	118,397
Realized gain (loss) on investments	(281,690)	(15,264,044)	(149,653)	(3,297,556)	(237,475)	(179,260)	(268,946)	480,470
Change in unrealized gain (loss) on investments	3,419,622	1,966,795	642,181	590,662	841,256	(2,875,617)	400,822	(1,594,000)
Reinvested capital gains	-	4,225,290	-	701,878	-	1,189,479	-	109,185

Net increase (decrease) in contract owners’ equity resulting from operations	3,131,935	(9,081,047)	490,898	(2,007,196)	702,008	(1,804,058)	158,905	(885,948)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	741,019	499,376	309	(53)	(1,033)	9,306	66,634	169,116
Transfers between funds	246,234	(502,768)	15,680	(316,923)	105,210	(553,974)	(613,063)	(1,467,835)
Surrenders (notes 3, 4, 5, 6 and 7)	(488,085)	(298,516)	(21,781)	(26,892)	(53,483)	(109,520)	(74,337)	(390,746)
Adjustments to maintain reserves	32	98	33	(84)	48	53	4	(21)

Net equity transactions	499,200	(301,810)	(5,759)	(343,952)	50,742	(654,135)	(620,762)	(1,689,486)

Net change in contract owners’ equity	3,631,135	(9,382,857)	485,139	(2,351,148)	752,750	(2,458,193)	(461,857)	(2,575,434)
Contract owners’ equity at beginning of period	5,918,381	15,301,238	1,129,784	3,480,932	4,652,137	7,110,330	2,206,479	4,781,913

Contract owners’ equity at end of period	$9,549,516	5,918,381	1,614,923	1,129,784	5,404,887	4,652,137	1,744,622	2,206,479

CHANGE IN UNITS**:
Beginning units	170,502	176,056	41,922	47,910	78,852	89,895	208,066	333,039
Units purchased	77,529	42,011	4,298	7,012	13,958	1,241	36,391	63,487
Units surrendered	(63,444)	(47,565)	(4,631)	(13,000)	(15,480)	(12,284)	(95,634)	(188,460)

Ending units	184,587	170,502	41,589	41,922	77,330	78,852	148,823	208,066

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	DTRTFB		EIF		GBF		GEM
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$16,626	14,365	279,101	222,372	3,541,473	2,143,915	176,944	96,547
Realized gain (loss) on investments	(5,937)	(3,198)	331,278	710,523	(5,654,702)	(937,419)	(370,425)	(27,371)
Change in unrealized gain (loss) on investments	17,674	(83,939)	(133,202)	(3,071,083)	7,101,489	(16,635,919)	616,264	(3,406,254)
Reinvested capital gains	-	-	1,244,641	1,512,982	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	28,363	(72,772)	1,721,818	(625,206)	4,988,260	(15,429,423)	422,783	(3,337,078)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	6,958	4,411	269,360	274,091	2,766,039	4,041,052	272,677	307,498
Transfers between funds	60,608	121,755	491,887	51,408	29,327,718	4,304,609	(119,724)	420,230
Surrenders (notes 3, 4, 5, 6 and 7)	(29,920)	(26,746)	(941,400)	(1,380,758)	(5,496,050)	(5,757,203)	(572,731)	(547,026)
Adjustments to maintain reserves	(6)	7	2,818	191	9,992	20	703	(7)

Net equity transactions	37,640	99,427	(177,335)	(1,055,068)	26,607,699	2,588,478	(419,075)	180,695

Net change in contract owners’ equity	66,003	26,655	1,544,483	(1,680,274)	31,595,959	(12,840,945)	3,708	(3,156,383)
Contract owners’ equity at beginning of period	474,583	447,928	14,739,201	16,419,475	102,924,565	115,765,510	10,272,031	13,428,414

Contract owners’ equity at end of period	$540,586	474,583	16,283,684	14,739,201	134,520,524	102,924,565	10,275,739	10,272,031

CHANGE IN UNITS**:
Beginning units	48,781	39,958	354,761	378,286	5,168,435	5,108,264	393,986	387,590
Units purchased	6,883	11,754	21,978	25,928	2,739,463	794,277	62,292	35,373
Units surrendered	(3,077)	(2,931)	(24,890)	(49,453)	(1,460,956)	(734,106)	(78,728)	(28,977)

Ending units	52,587	48,781	351,849	354,761	6,446,942	5,168,435	377,550	393,986

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	GIG		GVAAA2		GVABD2		GVAGG2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$417,796	568,331	-	-	-	-	-	-
Realized gain (loss) on investments	(522,181)	(333,774)	14,188	226,461	(14,477)	1,170	145,372	264,543
Change in unrealized gain (loss) on investments	3,112,679	(4,893,862)	274,060	(2,649,172)	93,654	(284,669)	727,849	(3,703,474)
Reinvested capital gains	-	1,966,652	1,174,496	470,617	-	35,971	905,570	517,168

Net increase (decrease) in contract owners’ equity resulting from operations	3,008,294	(2,692,653)	1,462,744	(1,952,094)	79,177	(247,528)	1,778,791	(2,921,763)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	568,848	449,642	321,693	789,278	62,700	71,056	215,552	358,375
Transfers between funds	(1,341,255)	(782,216)	(442,363)	(158,561)	104,053	4,421	360,162	(344,865)
Surrenders (notes 3, 4, 5, 6 and 7)	(1,106,654)	(716,074)	(1,519,029)	(1,351,981)	(158,625)	(104,702)	(639,543)	(926,412)
Adjustments to maintain reserves	906	109	1,383	77	4	(4)	1,052	(8)

Net equity transactions	(1,878,155)	(1,048,539)	(1,638,316)	(721,187)	8,132	(29,229)	(62,777)	(912,910)

Net change in contract owners’ equity	1,130,139	(3,741,192)	(175,572)	(2,673,281)	87,309	(276,757)	1,716,014	(3,834,673)
Contract owners’ equity at beginning of period	14,895,871	18,637,063	11,639,125	14,312,406	1,705,052	1,981,809	8,043,166	11,877,839

Contract owners’ equity at end of period	$16,026,010	14,895,871	11,463,553	11,639,125	1,792,361	1,705,052	9,759,180	8,043,166

CHANGE IN UNITS**:
Beginning units	687,971	739,374	436,630	463,122	119,919	121,537	239,868	265,479
Units purchased	42,994	67,386	17,563	52,948	11,449	13,131	17,041	13,935
Units surrendered	(122,663)	(118,789)	(76,427)	(79,440)	(10,739)	(14,749)	(18,625)	(39,546)

Ending units	608,302	687,971	377,766	436,630	120,629	119,919	238,284	239,868

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	GVAGI2		GVAGR2		GVDMA		GVDMC
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	-	-	(67,730)	(67,405)	(11,047)	(15,451)
Realized gain (loss) on investments	11,056	80,796	511,175	843,498	(7,739,515)	(76,186)	(1,605,708)	(494,667)
Change in unrealized gain (loss) on investments	727,641	(1,232,923)	3,173,246	(10,129,951)	25,160,448	(61,600,279)	3,723,425	(6,965,312)
Reinvested capital gains	500,007	125,065	1,977,922	2,154,434	1,215,920	37,578,497	-	3,872,999

Net increase (decrease) in contract owners’ equity resulting from operations	1,238,704	(1,027,062)	5,662,343	(7,132,019)	18,569,123	(24,165,373)	2,106,670	(3,602,431)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	77,356	70,594	337,161	279,719	2,746,006	4,447,527	675,708	913,172
Transfers between funds	74,314	(178,353)	(340,198)	(693,853)	2,299,492	1,245,598	970,617	(1,021,330)
Surrenders (notes 3, 4, 5, 6 and 7)	(208,604)	(338,238)	(1,228,571)	(1,524,843)	(9,515,312)	(5,659,036)	(2,774,491)	(1,641,102)
Adjustments to maintain reserves	227	36	425	277	(4,710)	1,154	614	(4,583)

Net equity transactions	(56,707)	(445,961)	(1,231,183)	(1,938,700)	(4,474,524)	35,243	(1,127,552)	(1,753,843)

Net change in contract owners’ equity	1,181,997	(1,473,023)	4,431,160	(9,070,719)	14,094,599	(24,130,130)	979,118	(5,356,274)
Contract owners’ equity at beginning of period	4,847,240	6,320,263	15,320,137	24,390,856	106,814,001	130,944,131	19,683,167	25,039,441

Contract owners’ equity at end of period	$6,029,237	4,847,240	19,751,297	15,320,137	120,908,600	106,814,001	20,662,285	19,683,167

CHANGE IN UNITS**:
Beginning units	166,140	180,199	373,376	414,827	3,323,198	3,326,407	842,600	918,881
Units purchased	5,322	7,941	16,925	15,546	395,926	282,831	156,949	87,973
Units surrendered	(7,035)	(22,000)	(41,360)	(56,997)	(530,342)	(286,040)	(205,234)	(164,254)

Ending units	164,427	166,140	348,941	373,376	3,188,782	3,323,198	794,315	842,600

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	GVEX1		GVIDA		GVIDC		GVIDM
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$280,866	213,770	(29,474)	(28,933)	(11,832)	(14,215)	(25,607)	(30,103)
Realized gain (loss) on investments	(3,165,390)	683,624	(3,601,509)	(820,799)	(626,304)	(151,904)	(6,941,448)	(2,706,768)
Change in unrealized gain (loss) on investments	7,269,787	(14,792,243)	11,522,256	(21,705,013)	1,701,401	(3,052,298)	15,812,479	(30,162,677)
Reinvested capital gains	24,575	10,627,511	563,788	12,342,814	-	1,141,773	-	19,437,481

Net increase (decrease) in contract owners’ equity resulting from operations	4,409,838	(3,267,338)	8,455,061	(10,211,931)	1,063,265	(2,076,644)	8,845,424	(13,462,067)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	281,365	468,597	996,101	1,799,863	270,597	317,752	740,651	1,066,466
Transfers between funds	3,871,167	2,163,005	3,952,125	526,231	(606,281)	(1,603,638)	3,769,380	(5,375,372)
Surrenders (notes 3, 4, 5, 6 and 7)	(1,274,006)	(1,013,391)	(4,557,059)	(1,595,023)	(711,658)	(1,345,911)	(6,112,169)	(5,428,193)
Adjustments to maintain reserves	501	57	153	973	518	1,536	8,880	309

Net equity transactions	2,879,027	1,618,268	391,320	732,044	(1,046,824)	(2,630,261)	(1,593,258)	(9,736,790)

Net change in contract owners’ equity	7,288,865	(1,649,070)	8,846,381	(9,479,887)	16,441	(4,706,905)	7,252,166	(23,198,857)
Contract owners’ equity at beginning of period	16,082,760	17,731,830	44,818,688	54,298,575	14,027,316	18,734,221	61,489,343	84,688,200

Contract owners’ equity at end of period	$23,371,625	16,082,760	53,665,069	44,818,688	14,043,757	14,027,316	68,741,509	61,489,343

CHANGE IN UNITS**:
Beginning units	563,157	507,185	1,295,811	1,280,588	745,236	873,949	2,221,919	2,555,637
Units purchased	127,513	150,378	162,692	360,501	43,186	75,411	271,306	107,701
Units surrendered	(40,939)	(94,406)	(158,404)	(345,278)	(97,557)	(204,124)	(325,391)	(441,419)

Ending units	649,731	563,157	1,300,099	1,295,811	690,865	745,236	2,167,834	2,221,919

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	GVIX2		HIBF		IDPG		IDPGI
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$109,024	137,223	1,181,462	1,110,752	-	-	-	-
Realized gain (loss) on investments	64,924	8,810	(539,723)	(355,261)	(3,405)	(816)	(107)	163
Change in unrealized gain (loss) on investments	538,349	(712,809)	1,805,270	(3,472,621)	40,957	(94,065)	271	(1,111)
Reinvested capital gains	-	-	-	-	-	47,459	-	156

Net increase (decrease) in contract owners’ equity resulting from operations	712,297	(566,776)	2,447,009	(2,717,130)	37,552	(47,422)	164	(792)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	132,296	118,663	247,080	231,223	2,403	3,102	426	507
Transfers between funds	582,528	179,536	1,353,439	74,901	(1,395)	18,031	-	(7,829)
Surrenders (notes 3, 4, 5, 6 and 7)	(58,748)	(107,336)	(2,301,685)	(1,248,654)	(533)	(5,692)	(505)	(553)
Adjustments to maintain reserves	(4)	8	1,106	520	-	6	(7)	10

Net equity transactions	656,072	190,871	(700,060)	(942,010)	475	15,447	(86)	(7,865)

Net change in contract owners’ equity	1,368,369	(375,905)	1,746,949	(3,659,140)	38,027	(31,975)	78	(8,657)
Contract owners’ equity at beginning of period	3,720,345	4,096,250	19,282,440	22,941,580	283,981	315,956	1,386	10,043

Contract owners’ equity at end of period	$5,088,714	3,720,345	21,029,389	19,282,440	322,008	283,981	1,464	1,386

CHANGE IN UNITS**:
Beginning units	302,009	284,284	592,836	610,947	20,874	19,751	111	693
Units purchased	62,997	31,695	107,853	124,468	664	1,696	45	34
Units surrendered	(12,871)	(13,970)	(124,610)	(142,579)	(629)	(573)	(52)	(616)

Ending units	352,135	302,009	576,079	592,836	20,909	20,874	104	111

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	MCIF		MSBF		NCPG		NCPGI
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$1,544,216	1,391,337	546,967	386,658	-	-	-	-
Realized gain (loss) on investments	(7,990,930)	(1,424,025)	(62,977)	(53,183)	(9,814)	12,662	459	6
Change in unrealized gain (loss) on investments	19,600,330	(52,214,289)	(192,004)	(583,504)	20,141	(35,844)	2,803	(2,905)
Reinvested capital gains	7,038,606	32,565,437	527,954	-	2,670	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	20,192,222	(19,681,540)	819,940	(250,029)	12,997	(23,182)	3,262	(2,899)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	3,176,127	3,867,995	357,195	230,160	7,505	46,917	1,249	576
Transfers between funds	1,197,994	(252,379)	(783,663)	(60,324)	(12,472)	(105,811)	14,456	-
Surrenders (notes 3, 4, 5, 6 and 7)	(6,230,123)	(6,539,501)	(715,923)	(793,662)	4,374	(8,645)	(6,560)	(521)
Adjustments to maintain reserves	1,313	(1,008)	1,978	102	3	(3)	(6)	10

Net equity transactions	(1,854,689)	(2,924,893)	(1,140,413)	(623,724)	(590)	(67,542)	9,139	65

Net change in contract owners’ equity	18,337,533	(22,606,433)	(320,473)	(873,753)	12,407	(90,724)	12,401	(2,834)
Contract owners’ equity at beginning of period	125,923,853	148,530,286	10,246,661	11,120,414	108,844	199,568	18,449	21,283

Contract owners’ equity at end of period	$144,261,386	125,923,853	9,926,188	10,246,661	121,251	108,844	30,850	18,449

CHANGE IN UNITS**:
Beginning units	1,743,619	1,809,935	357,047	378,407	7,918	12,328	1,460	1,455
Units purchased	222,609	232,667	55,537	31,411	7,183	5,683	1,340	44
Units surrendered	(288,624)	(298,983)	(96,182)	(52,771)	(7,268)	(10,093)	(634)	(39)

Ending units	1,677,604	1,743,619	316,402	357,047	7,833	7,918	2,166	1,460

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NJMMAY		NJNDE2		NVAMV1		NVAMVX
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$992	2,040	5	-	653,849	459,795	538,622	362,228
Realized gain (loss) on investments	(74,041)	(521)	16	-	(415,723)	(121,910)	1,142,951	1,005,843
Change in unrealized gain (loss) on investments	99,482	(141,384)	148	-	866,842	(6,222,164)	(730,351)	(5,335,277)
Reinvested capital gains	-	11,753	-	-	2,079,103	5,323,266	1,634,450	3,692,382

Net increase (decrease) in contract owners’ equity resulting from operations	26,433	(128,112)	169	-	3,184,071	(561,013)	2,585,672	(274,824)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	-	-	-	-	(379)	(25)	1,034,237	1,148,525
Transfers between funds	(698,164)	-	848	-	(285,541)	(290,959)	101,197	(71,240)
Surrenders (notes 3, 4, 5, 6 and 7)	(1,113)	(9,827)	(3)	-	(2,795,457)	(2,460,275)	(1,366,616)	(1,067,219)
Adjustments to maintain reserves	(3)	4	(1)	-	3,029	92	(1,791)	(19)

Net equity transactions	(699,280)	(9,823)	844	-	(3,078,348)	(2,751,167)	(232,973)	10,047

Net change in contract owners’ equity	(672,847)	(137,935)	1,013	-	105,723	(3,312,180)	2,352,699	(264,777)
Contract owners’ equity at beginning of period	697,108	835,043	-	-	38,294,518	41,606,698	27,878,537	28,143,314

Contract owners’ equity at end of period	$24,261	697,108	1,013	-	38,400,241	38,294,518	30,231,236	27,878,537

CHANGE IN UNITS**:
Beginning units	74,853	75,642	-	-	801,462	860,949	1,765,598	1,763,302
Units purchased	2,082	205	88	-	-	-	209,461	183,785
Units surrendered	(74,550)	(994)	(1)	-	(63,077)	(59,487)	(217,562)	(181,489)

Ending units	2,385	74,853	87	-	738,385	801,462	1,757,497	1,765,598

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVBX		NVCBD1		NVCCA1		NVCCN1
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$6,437,264	7,030,828	62,887	46,050	456	292	(862)	(1,065)
Realized gain (loss) on investments	(20,300,987)	(1,675,625)	(80,545)	(97,741)	39,959	47,713	(36,306)	57,081
Change in unrealized gain (loss) on investments	26,665,798	(49,235,209)	113,655	(307,287)	299,383	(985,741)	238,375	(600,081)
Reinvested capital gains	-	2,428,616	-	2,133	318,446	198,115	73,687	76,408

Net increase (decrease) in contract owners’ equity resulting from operations	12,802,075	(41,451,390)	95,997	(356,845)	658,244	(739,621)	274,894	(467,657)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	221,350	638,527	97,278	88,328	352,886	398,421	419,480	361,073
Transfers between funds	(62,123,416)	113,259,595	232,273	(292,669)	(76,831)	89,696	(310,504)	(24,596)
Surrenders (notes 3, 4, 5, 6 and 7)	(5,797,941)	(4,978,310)	(229,505)	(262,156)	(335,702)	(369,765)	(400,921)	(471,898)
Adjustments to maintain reserves	126	(94)	109	4	368	29	(8)	(2)

Net equity transactions	(67,699,881)	108,919,718	100,155	(466,493)	(59,279)	118,381	(291,953)	(135,423)

Net change in contract owners’ equity	(54,897,806)	67,468,328	196,152	(823,338)	598,965	(621,240)	(17,059)	(603,080)
Contract owners’ equity at beginning of period	304,600,726	237,132,398	1,868,250	2,691,588	4,241,014	4,862,254	3,358,427	3,961,507

Contract owners’ equity at end of period	$249,702,920	304,600,726	2,064,402	1,868,250	4,839,979	4,241,014	3,341,368	3,358,427

CHANGE IN UNITS**:
Beginning units	28,847,850	19,439,766	127,343	156,509	199,908	194,920	213,912	221,546
Units purchased	1,752,068	10,404,312	26,135	21,033	26,464	34,591	32,999	41,188
Units surrendered	(8,092,757)	(996,228)	(19,701)	(50,199)	(30,479)	(29,603)	(51,506)	(48,822)

Ending units	22,507,161	28,847,850	133,777	127,343	195,893	199,908	195,405	213,912

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVCMA1		NVCMC1		NVCMD1		NVCRA1
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(3,232)	(2,645)	585	334	(3,037)	(3,998)	(320)	(530)
Realized gain (loss) on investments	10,354	(105,918)	(28,864)	31,286	(22,946)	(144,456)	340,283	256,661
Change in unrealized gain (loss) on investments	916,045	(1,467,430)	161,613	(411,388)	764,495	(1,686,806)	153,800	(797,395)
Reinvested capital gains	587,838	163,451	101,410	65,024	607,178	309,357	249,237	12,514

Net increase (decrease) in contract owners’ equity resulting from operations	1,511,005	(1,412,542)	234,744	(314,744)	1,345,690	(1,525,903)	743,000	(528,750)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	180,845	269,416	261,727	309,100	644,329	834,846	551,122	460,139
Transfers between funds	186,605	987,616	(340,423)	244,145	(843,494)	220,460	1,476,237	16,926
Surrenders (notes 3, 4, 5, 6 and 7)	(446,476)	(1,094,940)	(252,286)	(214,686)	(827,378)	(770,537)	(679,951)	(605,650)
Adjustments to maintain reserves	(19)	8	31	1	235	38	(44)	54

Net equity transactions	(79,045)	162,100	(330,951)	338,560	(1,026,308)	284,807	1,347,364	(128,531)

Net change in contract owners’ equity	1,431,960	(1,250,442)	(96,207)	23,816	319,382	(1,241,096)	2,090,364	(657,281)
Contract owners’ equity at beginning of period	8,451,304	9,701,746	2,290,300	2,266,484	9,789,518	11,030,614	3,309,733	3,967,014

Contract owners’ equity at end of period	$9,883,264	8,451,304	2,194,093	2,290,300	10,108,900	9,789,518	5,400,097	3,309,733

CHANGE IN UNITS**:
Beginning units	361,063	359,078	127,166	109,336	462,998	454,554	137,561	141,906
Units purchased	18,041	62,817	16,755	31,268	27,702	97,610	78,151	27,853
Units surrendered	(21,353)	(60,832)	(35,211)	(13,438)	(70,863)	(89,166)	(26,491)	(32,198)

Ending units	357,751	361,063	108,710	127,166	419,837	462,998	189,221	137,561

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVCRB1		NVDBL2		NVDCA2		NVDCAP
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$154	(964)	-	-	-	-	-	-
Realized gain (loss) on investments	120,550	199,254	(41,688)	(65,844)	(42,666)	(19,536)	(24,722)	(23,777)
Change in unrealized gain (loss) on investments	402,794	(1,386,220)	219,210	(575,395)	121,645	(307,347)	57,202	(106,874)
Reinvested capital gains	346,392	212,992	-	351,314	508	200,816	228	83,812

Net increase (decrease) in contract owners’ equity resulting from operations	869,890	(974,938)	177,522	(289,925)	79,487	(126,067)	32,708	(46,839)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	923,752	830,982	38,446	64,873	3,494	2,893	27,321	34,691
Transfers between funds	391,304	113,377	(18,489)	(36,805)	(424)	(29,237)	(43,613)	(51,337)
Surrenders (notes 3, 4, 5, 6 and 7)	(744,039)	(1,478,496)	(138,172)	(265,378)	(70,510)	(59,486)	(2,854)	2,226
Adjustments to maintain reserves	3	6	(6)	(5)	14	(18)	(5)	5

Net equity transactions	571,020	(534,131)	(118,221)	(237,315)	(67,426)	(85,848)	(19,151)	(14,415)

Net change in contract owners’ equity	1,440,910	(1,509,069)	59,301	(527,240)	12,061	(211,915)	13,557	(61,254)
Contract owners’ equity at beginning of period	6,210,878	7,719,947	1,439,235	1,966,475	528,417	740,332	198,802	260,056

Contract owners’ equity at end of period	$7,651,788	6,210,878	1,498,536	1,439,235	540,478	528,417	212,359	198,802

CHANGE IN UNITS**:
Beginning units	323,940	343,739	66,013	76,675	19,408	22,415	19,811	21,381
Units purchased	78,627	57,760	1,916	3,109	119	130	3,906	4,556
Units surrendered	(49,454)	(77,559)	(7,125)	(13,771)	(2,469)	(3,137)	(5,562)	(6,126)

Ending units	353,113	323,940	60,804	66,013	17,058	19,408	18,155	19,811

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVFIII		NVGEII		NVIDMP		NVIE6
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$3,089	1,914	2,445	1,926	-	-	5,425	7,054
Realized gain (loss) on investments	(1,798)	(5,291)	(3,402)	3,521	(136,545)	(4,356)	2,113	1,851
Change in unrealized gain (loss) on investments	4,860	(15,672)	31,108	(22,174)	806,370	(1,910,451)	32,917	(67,793)
Reinvested capital gains	-	-	-	-	-	1,254,546	-	25,267

Net increase (decrease) in contract owners’ equity resulting from operations	6,151	(19,049)	30,151	(16,727)	669,825	(660,261)	40,455	(33,621)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	3,532	3,921	2,213	3,229	1,463,827	1,234,949	1	-
Transfers between funds	17,847	(37,358)	44,857	68,246	(38,291)	(4,119)	-	(1,647)
Surrenders (notes 3, 4, 5, 6 and 7)	(7,174)	(6,923)	(14,150)	(13,318)	(479,125)	(121,671)	(8,528)	(5,120)
Adjustments to maintain reserves	5	(4)	-	3	(787)	211	(1)	-

Net equity transactions	14,210	(40,364)	32,920	58,160	945,624	1,109,370	(8,528)	(6,767)

Net change in contract owners’ equity	20,361	(59,413)	63,071	41,433	1,615,449	449,109	31,927	(40,388)
Contract owners’ equity at beginning of period	103,476	162,889	122,976	81,543	4,230,189	3,781,080	192,573	232,961

Contract owners’ equity at end of period	$123,837	103,476	186,047	122,976	5,845,638	4,230,189	224,500	192,573

CHANGE IN UNITS**:
Beginning units	10,817	14,689	9,591	5,318	427,681	319,239	15,196	15,740
Units purchased	2,234	914	3,579	5,270	188,599	198,643	-	-
Units surrendered	(748)	(4,786)	(1,127)	(997)	(102,153)	(90,201)	(611)	(544)

Ending units	12,303	10,817	12,043	9,591	514,127	427,681	14,585	15,196

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVIX		NVLCP1		NVMIG1		NVMIVX
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$1,100,031	1,243,852	160,989	110,912	324,444	(182)	173,808	213,189
Realized gain (loss) on investments	1,015,313	48,616	(156,944)	(159,342)	(2,050,128)	(996,038)	96,640	82,234
Change in unrealized gain (loss) on investments	4,155,139	(6,708,515)	307,670	(744,909)	3,995,847	(7,947,699)	635,490	(665,053)
Reinvested capital gains	-	-	-	56,064	-	616,172	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,270,483	(5,416,047)	311,715	(737,275)	2,270,163	(8,327,747)	905,938	(369,630)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	(878,396)	989,780	136,546	114,557	449,414	468,547	(173,673)	142,543
Transfers between funds	8,956,393	3,066,533	549,770	(487,595)	2,220,165	1,015,103	70,629	802,221
Surrenders (notes 3, 4, 5, 6 and 7)	(1,621,412)	(1,625,043)	(228,352)	(685,618)	(1,134,823)	(1,041,908)	(290,003)	(415,373)
Adjustments to maintain reserves	1,756,803	473	264	27	620	(1,717)	347,358	14

Net equity transactions	8,213,388	2,431,743	458,228	(1,058,629)	1,535,376	440,025	(45,689)	529,405

Net change in contract owners’ equity	14,483,871	(2,984,304)	769,943	(1,795,904)	3,805,539	(7,887,722)	860,249	159,775
Contract owners’ equity at beginning of period	33,603,327	36,587,631	3,893,090	5,688,994	14,042,924	21,930,646	5,769,733	5,609,958

Contract owners’ equity at end of period	$48,087,198	33,603,327	4,663,033	3,893,090	17,848,463	14,042,924	6,629,982	5,769,733

CHANGE IN UNITS**:
Beginning units	2,760,395	2,575,056	239,799	303,253	1,152,028	1,099,683	470,450	430,600
Units purchased	937,355	776,891	48,865	19,447	285,389	168,979	32,904	96,304
Units surrendered	(335,881)	(591,552)	(21,221)	(82,901)	(109,005)	(116,634)	(36,004)	(56,454)

Ending units	3,361,869	2,760,395	267,443	239,799	1,328,412	1,152,028	467,350	470,450

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVMLG1		NVMMG1		NVMMV1		NVMMV2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$1,301,203	1,181,166	(584)	(1,004)	150,451	159,972	182,447	169,471
Realized gain (loss) on investments	(1,757,089)	(1,521,988)	(2,799,305)	(1,204,774)	643,416	815,793	(192,911)	(356,654)
Change in unrealized gain (loss) on investments	6,605,278	(6,830,075)	9,897,841	(31,892,107)	(1,312,881)	(2,118,360)	(754,666)	(1,063,523)
Reinvested capital gains	1,262,020	4,223,296	-	10,837,620	1,441,945	834,097	1,772,468	917,606

Net increase (decrease) in contract owners’ equity resulting from operations	7,411,412	(2,947,601)	7,097,952	(22,260,265)	922,931	(308,498)	1,007,338	(333,100)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	340,823	373,688	1,243,079	1,349,760	915,150	1,063,479	258,353	479,283
Transfers between funds	1,042,709	1,309,322	(400,479)	(614,780)	(2,177,656)	1,026,157	(37,660)	(12,224)
Surrenders (notes 3, 4, 5, 6 and 7)	(1,536,297)	(1,379,910)	(3,330,292)	(3,402,009)	(865,232)	(779,100)	(766,560)	(1,286,727)
Adjustments to maintain reserves	1,424	3	1,573	464	22	8	1,057	116

Net equity transactions	(151,341)	303,103	(2,486,119)	(2,666,565)	(2,127,716)	1,310,544	(544,810)	(819,552)

Net change in contract owners’ equity	7,260,071	(2,644,498)	4,611,833	(24,926,830)	(1,204,785)	1,002,046	462,528	(1,152,652)
Contract owners’ equity at beginning of period	21,282,404	23,926,902	35,481,425	60,408,255	11,359,202	10,357,156	12,053,714	13,206,366

Contract owners’ equity at end of period	$28,542,475	21,282,404	40,093,258	35,481,425	10,154,417	11,359,202	12,516,242	12,053,714

CHANGE IN UNITS**:
Beginning units	478,216	470,430	1,329,261	1,411,401	354,803	314,894	379,578	404,798
Units purchased	43,593	73,063	72,894	100,490	52,580	84,102	16,134	26,475
Units surrendered	(47,248)	(65,277)	(156,952)	(182,630)	(115,424)	(44,193)	(32,887)	(51,695)

Ending units	474,561	478,216	1,245,203	1,329,261	291,959	354,803	362,825	379,578

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVNMO1		NVNSR1		NVOLG1		NVRE1
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$96,712	73,642	603	917	3,748,348	2,343,633	668,081	532,600
Realized gain (loss) on investments	215,345	438,375	(8,133)	(49,978)	(229,142)	(1,442,373)	211,693	1,331,309
Change in unrealized gain (loss) on investments	2,274,913	(6,412,386)	20,383	(83,415)	52,315,118	(90,584,975)	2,069,426	(16,895,502)
Reinvested capital gains	1,376,859	2,090,845	21,468	12,074	-	17,368,385	670,693	2,600,177

Net increase (decrease) in contract owners’ equity resulting from operations	3,963,829	(3,809,524)	34,321	(120,402)	55,834,324	(72,315,330)	3,619,893	(12,431,416)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	319,553	346,452	8,147	8,784	4,996,156	5,568,451	680,391	806,178
Transfers between funds	(91,516)	(130,172)	11,327	(335,906)	(2,012,370)	(1,754,447)	(656,404)	1,009,572
Surrenders (notes 3, 4, 5, 6 and 7)	(1,494,961)	(1,381,999)	(18,943)	(17,441)	(19,756,553)	(22,717,437)	(2,363,346)	(2,397,095)
Adjustments to maintain reserves	346	512	(6)	9	14,535	(13,050)	1,000	(115)

Net equity transactions	(1,266,578)	(1,165,207)	525	(344,554)	(16,758,232)	(18,916,483)	(2,338,359)	(581,460)

Net change in contract owners’ equity	2,697,251	(4,974,731)	34,846	(464,956)	39,076,092	(91,231,813)	1,281,534	(13,012,876)
Contract owners’ equity at beginning of period	17,700,267	22,674,998	166,012	630,968	242,204,678	333,436,491	30,956,726	43,969,602

Contract owners’ equity at end of period	$20,397,518	17,700,267	200,858	166,012	281,280,770	242,204,678	32,238,260	30,956,726

CHANGE IN UNITS**:
Beginning units	597,569	634,912	5,947	17,186	4,395,002	4,717,424	1,246,582	1,283,052
Units purchased	14,266	14,825	1,302	693	121,996	148,206	80,390	109,835
Units surrendered	(53,755)	(52,168)	(1,283)	(11,932)	(390,173)	(470,628)	(163,258)	(146,305)

Ending units	558,080	597,569	5,966	5,947	4,126,825	4,395,002	1,163,714	1,246,582

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVSIX2		NVSIXD		NVSTB1		NVSTB2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$27,106	19,096	3,260	2,304	4,456,999	2,689,924	79,567	42,816
Realized gain (loss) on investments	(488,846)	(62,202)	(19,958)	(26,714)	(318,328)	(2,996,771)	(30,152)	(18,344)
Change in unrealized gain (loss) on investments	879,781	(844,151)	44,255	(31,582)	2,573,640	(8,491,447)	73,637	(146,754)
Reinvested capital gains	16,215	314,426	1,153	27,917	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	434,256	(572,831)	28,710	(28,075)	6,712,311	(8,798,294)	123,052	(122,282)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	64,322	47,776	85,592	62,383	540,224	867,789	111,354	125,657
Transfers between funds	299,355	520,465	(88,307)	129,802	91,096	(33,445,137)	203,768	202,775
Surrenders (notes 3, 4, 5, 6 and 7)	(501,273)	(197,284)	(5,583)	(11,563)	(1,823,004)	(2,767,840)	(269,530)	(218,335)
Adjustments to maintain reserves	12	(270)	1	2	34	(40)	163	(3)

Net equity transactions	(137,584)	370,687	(8,297)	180,624	(1,191,650)	(35,345,228)	45,755	110,094

Net change in contract owners’ equity	296,672	(202,144)	20,413	152,549	5,520,661	(44,143,522)	168,807	(12,188)
Contract owners’ equity at beginning of period	2,334,359	2,536,503	180,963	28,414	116,071,709	160,215,231	2,072,971	2,085,159

Contract owners’ equity at end of period	$2,631,031	2,334,359	201,376	180,963	121,592,370	116,071,709	2,241,778	2,072,971

CHANGE IN UNITS**:
Beginning units	125,150	101,081	12,555	1,568	9,393,133	12,249,853	171,570	162,797
Units purchased	65,155	67,437	5,664	11,754	237,663	144,926	30,916	35,490
Units surrendered	(71,258)	(43,368)	(6,246)	(767)	(335,217)	(3,001,646)	(26,927)	(26,717)

Ending units	119,047	125,150	11,973	12,555	9,295,579	9,393,133	175,559	171,570

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVTIV3		SAM		SAM5		SCF
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$25,061	34,765	1,880,263	475,434	18,599,416	3,364,610	238,046	219,557
Realized gain (loss) on investments	(16,183)	(4,399)	-	-	-	-	(935,022)	(154,583)
Change in unrealized gain (loss) on investments	141,919	(94,963)	-	-	-	-	7,162,806	(23,701,721)
Reinvested capital gains	-	-	4	785	41	5,932	291,956	11,759,489

Net increase (decrease) in contract owners’ equity resulting from operations	150,797	(64,597)	1,880,267	476,219	18,599,457	3,370,542	6,757,786	(11,877,258)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	10,311	3,489	(7,329,314)	3,151,782	38,407,114	39,732,912	763,316	795,461
Transfers between funds	20,860	201,324	3,758,215	6,774,441	213,691,238	37,695,262	(107,464)	(266,552)
Surrenders (notes 3, 4, 5, 6 and 7)	(31,991)	(49,314)	(6,731,340)	(9,410,382)	(26,171,307)	(53,520,902)	(3,205,909)	(3,297,129)
Adjustments to maintain reserves	10	(11)	14,658,337	(10,559)	443	575	3,651	(3,611)

Net equity transactions	(810)	155,488	4,355,898	505,282	225,927,488	23,907,847	(2,546,406)	(2,771,831)

Net change in contract owners’ equity	149,987	90,891	6,236,165	981,501	244,526,945	27,278,389	4,211,380	(14,649,089)
Contract owners’ equity at beginning of period	962,061	871,170	36,552,369	35,570,868	290,289,889	263,011,500	49,747,844	64,396,933

Contract owners’ equity at end of period	$1,112,048	962,061	42,788,534	36,552,369	534,816,834	290,289,889	53,959,224	49,747,844

CHANGE IN UNITS**:
Beginning units	59,490	41,436	2,430,171	2,395,575	24,156,200	22,191,764	610,252	644,751
Units purchased	42,512	21,226	822,859	945,758	25,119,215	8,775,663	34,105	29,799
Units surrendered	(40,633)	(3,172)	(537,309)	(911,162)	(6,961,243)	(6,811,227)	(61,676)	(64,298)

Ending units	61,369	59,490	2,715,721	2,430,171	42,314,172	24,156,200	582,681	610,252

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	SCGF		SCVF		TRF		AMCG
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(14,032)	(15,402)	160,944	128,381	622,177	560,054	(1,494)	(3,344)
Realized gain (loss) on investments	(2,024,538)	(1,415,214)	(2,626,968)	(1,936,045)	1,399,517	1,577,575	(13,262)	11,972
Change in unrealized gain (loss) on investments	6,413,565	(13,698,090)	7,262,546	(10,614,693)	(2,831,144)	(11,792,048)	232,128	(760,279)
Reinvested capital gains	-	4,087,587	1,976,817	6,279,217	4,510,560	4,978,949	-	247,707

Net increase (decrease) in contract owners’ equity resulting from operations	4,374,995	(11,041,119)	6,773,339	(6,143,140)	3,701,110	(4,675,470)	217,372	(503,944)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	774,893	854,843	1,202,272	1,158,982	(1,495,949)	1,661,968	-	(3,033)
Transfers between funds	1,375,935	338,538	(553,142)	(2,084,044)	(512,469)	248,776	11,859	(3,912)
Surrenders (notes 3, 4, 5, 6 and 7)	(1,268,240)	(1,472,250)	(2,486,320)	(2,831,829)	(4,799,279)	(5,263,335)	(18,733)	(144,593)
Adjustments to maintain reserves	(1,244)	449	4,888	(2,848)	2,987,029	(3,413)	42	(56)

Net equity transactions	881,344	(278,420)	(1,832,302)	(3,759,739)	(3,820,668)	(3,356,004)	(6,832)	(151,594)

Net change in contract owners’ equity	5,256,339	(11,319,539)	4,941,037	(9,902,879)	(119,558)	(8,031,474)	210,540	(655,538)
Contract owners’ equity at beginning of period	24,820,156	36,139,695	39,806,527	49,709,406	47,140,449	55,171,923	1,216,876	1,872,414

Contract owners’ equity at end of period	$30,076,495	24,820,156	44,747,564	39,806,527	47,020,891	47,140,449	1,427,416	1,216,876

CHANGE IN UNITS**:
Beginning units	500,426	507,073	522,653	566,793	932,444	999,625	32,845	35,938
Units purchased	72,926	60,591	29,413	29,253	41,597	55,085	23,586	201
Units surrendered	(56,718)	(67,238)	(50,644)	(73,393)	(114,915)	(122,266)	(33,110)	(3,294)

Ending units	516,634	500,426	501,422	522,653	859,126	932,444	23,321	32,845

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	AMMCGS		AMRI		AMSRS		AMTB
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	632	247	7,758	10,262	147,785	111,705
Realized gain (loss) on investments	(14,711)	(13,792)	(3,029)	122	45,296	71,938	(164,382)	(147,090)
Change in unrealized gain (loss) on investments	154,988	(498,811)	6,886	(9,157)	465,005	(827,988)	206,802	(196,403)
Reinvested capital gains	-	183,937	3,237	6,896	36,798	219,325	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	140,277	(328,666)	7,726	(1,892)	554,857	(526,463)	190,205	(231,788)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	21,490	17,714	(76)	-	43,618	42,750	(168,841)	69,823
Transfers between funds	49,955	7,644	13,679	35,150	(61,999)	(23,464)	311,813	(2,148,738)
Surrenders (notes 3, 4, 5, 6 and 7)	(42,087)	(47,905)	(897)	(1,369)	(179,295)	(246,042)	(281,172)	(591,500)
Adjustments to maintain reserves	45	(42)	(24)	12	1	(12)	338,311	(292)

Net equity transactions	29,403	(22,589)	12,682	33,793	(197,675)	(226,768)	200,111	(2,670,707)

Net change in contract owners’ equity	169,680	(351,255)	20,408	31,901	357,182	(753,231)	390,316	(2,902,495)
Contract owners’ equity at beginning of period	767,114	1,118,369	45,096	13,195	2,175,772	2,929,003	2,940,865	5,843,360

Contract owners’ equity at end of period	$936,794	767,114	65,504	45,096	2,532,954	2,175,772	3,331,181	2,940,865

CHANGE IN UNITS**:
Beginning units	44,386	46,056	1,791	463	40,176	44,113	224,571	423,072
Units purchased	5,029	4,063	1,700	1,409	1,350	1,647	33,935	28,741
Units surrendered	(3,465)	(5,733)	(1,196)	(81)	(4,668)	(5,584)	(18,303)	(227,242)

Ending units	45,950	44,386	2,295	1,791	36,858	40,176	240,203	224,571

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NOTB3		NOTG3		NOTMG3		PMVAAA
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$113	12,489	188	4,622	456	23,087	114,899	407,549
Realized gain (loss) on investments	(8,395)	(1,011)	(6,193)	47	(83,641)	6,476	(318,352)	(230,088)
Change in unrealized gain (loss) on investments	13,631	(46,749)	11,217	(34,188)	95,418	(137,972)	507,893	(1,434,943)
Reinvested capital gains	311	26,468	75	21,593	393	86,421	-	512,149

Net increase (decrease) in contract owners’ equity resulting from operations	5,660	(8,803)	5,287	(7,926)	12,626	(21,988)	304,440	(745,333)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	4,980	5,426	3,456	3,458	3,657	3,685	119,690	118,520
Transfers between funds	-	631	(4,295)	-	(1,086)	3,582	180,101	(419,054)
Surrenders (notes 3, 4, 5, 6 and 7)	(4,972)	(5,069)	(2,322)	(2,407)	(18,275)	(10,569)	(299,384)	(528,372)
Adjustments to maintain reserves	(4)	5	-	2	7	(9)	(16)	24

Net equity transactions	4	993	(3,161)	1,053	(15,697)	(3,311)	391	(828,882)

Net change in contract owners’ equity	5,664	(7,810)	2,126	(6,873)	(3,071)	(25,299)	304,831	(1,574,215)
Contract owners’ equity at beginning of period	61,724	69,534	50,513	57,386	133,529	158,828	3,860,718	5,434,933

Contract owners’ equity at end of period	$67,388	61,724	52,639	50,513	130,458	133,529	4,165,549	3,860,718

CHANGE IN UNITS**:
Beginning units	4,788	4,742	3,742	3,665	9,866	10,148	156,047	193,526
Units purchased	472	1,644	246	247	291	5,685	23,775	67,537
Units surrendered	(472)	(1,598)	(475)	(170)	(1,412)	(5,967)	(23,697)	(105,016)

Ending units	4,788	4,788	3,513	3,742	8,745	9,866	156,125	156,047

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PMVFBA		PMVFHA		PMVGBA		PMVHYA
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$20,718	14,968	102,185	25,095	22,639	12,107	20,325	37,113
Realized gain (loss) on investments	(87,060)	(134,283)	(177,609)	(77,881)	(89,833)	(46,499)	(60,986)	(13,112)
Change in unrealized gain (loss) on investments	119,448	(118,751)	269,839	(69,083)	105,972	(80,544)	83,786	(111,747)
Reinvested capital gains	-	-	130,794	268	11,892	13,647	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	53,106	(238,066)	325,209	(121,601)	50,670	(101,289)	43,125	(87,746)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	24,619	25,303	100,069	108,550	94,936	158,012	34,489	4,532
Transfers between funds	(81,899)	(282,030)	794,108	2,420,635	160,441	(37,953)	(330,072)	(381,383)
Surrenders (notes 3, 4, 5, 6 and 7)	(19,412)	(73,448)	(66,603)	(28,905)	(37,517)	(28,139)	(5,053)	(14,086)
Adjustments to maintain reserves	(6)	2	37	(52)	(8)	5	20	(37)

Net equity transactions	(76,698)	(330,173)	827,611	2,500,228	217,852	91,925	(300,616)	(390,974)

Net change in contract owners’ equity	(23,592)	(568,239)	1,152,820	2,378,627	268,522	(9,364)	(257,491)	(478,720)
Contract owners’ equity at beginning of period	923,564	1,491,803	2,748,799	370,172	969,518	978,882	539,851	1,018,571

Contract owners’ equity at end of period	$899,972	923,564	3,901,619	2,748,799	1,238,040	969,518	282,360	539,851

CHANGE IN UNITS**:
Beginning units	79,785	103,881	267,098	32,351	97,780	87,855	49,235	83,090
Units purchased	5,487	12,527	152,562	260,263	47,145	38,414	20,925	22,146
Units surrendered	(11,891)	(36,623)	(71,469)	(25,516)	(26,114)	(28,489)	(47,245)	(56,001)

Ending units	73,381	79,785	348,191	267,098	118,811	97,780	22,915	49,235

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PMVID		PMVII		PMVLDA		PMVLGA
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$842,768	65,118	2,607	3	1,140,430	582,250	239,949	235,533
Realized gain (loss) on investments	3,217	(578)	10	-	(933,551)	(467,046)	(621,982)	(404,390)
Change in unrealized gain (loss) on investments	406,847	(70,719)	2,228	(5)	1,333,718	(2,545,103)	794,507	(3,998,576)
Reinvested capital gains	-	4	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,252,832	(6,175)	4,845	(2)	1,540,597	(2,429,899)	412,474	(4,167,433)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	182,650	164,557	19,435	-	328,833	322,547	12,962	10,338
Transfers between funds	1,245,557	15,584,274	53,565	5,328	(4,602,683)	(4,099,192)	(230,226)	234,062
Surrenders (notes 3, 4, 5, 6 and 7)	(735,836)	(666,241)	(936)	-	(1,506,838)	(1,604,059)	(137,857)	(144,579)
Adjustments to maintain reserves	(4)	(10)	2	(3)	363	99	(2)	13

Net equity transactions	692,367	15,082,580	72,066	5,325	(5,780,325)	(5,380,605)	(355,123)	99,834

Net change in contract owners’ equity	1,945,199	15,076,405	76,911	5,323	(4,239,728)	(7,810,504)	57,351	(4,067,599)
Contract owners’ equity at beginning of period	15,076,405	-	5,323	-	36,438,349	44,248,853	10,317,037	14,384,636

Contract owners’ equity at end of period	$17,021,604	15,076,405	82,234	5,323	32,198,621	36,438,349	10,374,388	10,317,037

CHANGE IN UNITS**:
Beginning units	1,618,898	-	569	-	2,362,549	2,713,185	712,978	706,484
Units purchased	334,814	1,695,449	7,635	569	405,405	646,413	3,384	15,806
Units surrendered	(263,937)	(76,551)	(96)	-	(784,954)	(997,049)	(27,151)	(9,312)

Ending units	1,689,775	1,618,898	8,108	569	1,983,000	2,362,549	689,211	712,978

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PMVRRA		PMVRSA		PMVTRA		PVSTA
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$1,123,910	3,348,927	67,384	275,410	2,021,617	1,594,886	34,293	5,400
Realized gain (loss) on investments	(1,355,168)	187,982	(378,308)	(38,304)	(2,322,123)	(1,585,505)	5,557	(6,578)
Change in unrealized gain (loss) on investments	1,603,461	(9,975,871)	257,405	(359,205)	3,697,036	(10,398,806)	3,534	169
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,372,203	(6,438,962)	(53,519)	(122,099)	3,396,530	(10,389,425)	43,384	(1,009)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	350,197	528,749	16,258	64,889	1,085,964	1,812,376	11,559	53
Transfers between funds	(1,162,978)	(3,536,123)	(758,176)	1,061,661	(765,077)	161,463	538,630	60,629
Surrenders (notes 3, 4, 5, 6 and 7)	(4,272,052)	(3,139,381)	(108,301)	(202,911)	(3,242,894)	(2,560,043)	(12,299)	(6,164)
Adjustments to maintain reserves	37	206	5	204	94	393	(2)	6

Net equity transactions	(5,084,796)	(6,146,549)	(850,214)	923,843	(2,921,913)	(585,811)	537,888	54,524

Net change in contract owners’ equity	(3,712,593)	(12,585,511)	(903,733)	801,744	474,617	(10,975,236)	581,272	53,515
Contract owners’ equity at beginning of period	43,363,262	55,948,773	1,183,603	381,859	60,902,787	71,878,023	53,515	-

Contract owners’ equity at end of period	$39,650,669	43,363,262	279,870	1,183,603	61,377,404	60,902,787	634,787	53,515

CHANGE IN UNITS**:
Beginning units	2,026,792	2,307,381	129,771	45,474	2,959,651	2,989,602	5,299	-
Units purchased	260,893	260,005	2,864	119,931	285,652	249,409	71,414	195,478
Units surrendered	(506,901)	(540,594)	(99,334)	(35,634)	(432,616)	(279,360)	(17,290)	(190,179)

Ending units	1,780,784	2,026,792	33,301	129,771	2,812,687	2,959,651	59,423	5,299

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PVEIB		PVGOB		PVNOB		PVTIGB
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$63,357	34,607	-	-	-	-	350	14,880
Realized gain (loss) on investments	40,211	22,121	(62,236)	(166,826)	64	-	(21,623)	(2,053)
Change in unrealized gain (loss) on investments	168,303	(337,826)	951,185	(1,370,155)	4,805	-	178,511	(287,680)
Reinvested capital gains	177,599	200,494	28,650	463,030	-	-	-	106,517

Net increase (decrease) in contract owners’ equity resulting from operations	449,470	(80,604)	917,599	(1,073,951)	4,869	-	157,238	(168,336)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	98,516	218,230	(184,900)	80,053	-	-	44,647	71,512
Transfers between funds	270,657	623,443	1,994,674	(877,120)	59,951	-	22,624	33,582
Surrenders (notes 3, 4, 5, 6 and 7)	(344,775)	(145,809)	(229,782)	(136,391)	(1,708)	-	(236,631)	(123,415)
Adjustments to maintain reserves	474	24	369,796	216	1	-	3	14

Net equity transactions	24,872	695,888	1,949,788	(933,242)	58,244	-	(169,357)	(18,307)

Net change in contract owners’ equity	474,342	615,284	2,867,387	(2,007,193)	63,113	-	(12,119)	(186,643)
Contract owners’ equity at beginning of period	2,953,041	2,337,757	1,661,171	3,668,364	-	-	901,327	1,087,970

Contract owners’ equity at end of period	$3,427,383	2,953,041	4,528,558	1,661,171	63,113	-	889,208	901,327

CHANGE IN UNITS**:
Beginning units	166,923	128,006	75,574	115,984	-	-	32,272	33,202
Units purchased	21,138	60,659	76,129	8,035	5,565	-	2,478	4,009
Units surrendered	(20,565)	(21,742)	(9,101)	(48,445)	(153)	-	(7,884)	(4,939)

Ending units	167,496	166,923	142,602	75,574	5,412	-	26,866	32,272

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PVTSCB		ROCMC		TRBCGP		TREI2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(899)	(799)	(2,250)	(2,522)	(133,190)	(147,649)	269,728	268,193
Realized gain (loss) on investments	(112,873)	205,736	(1,967)	81,970	(1,005,152)	4,360,882	679,045	1,196,251
Change in unrealized gain (loss) on investments	280,491	(571,405)	333,054	(1,428,212)	41,906,118	(62,123,895)	(255,161)	(3,127,210)
Reinvested capital gains	167,228	175,478	-	691,667	-	4,668,155	660,772	825,137

Net increase (decrease) in contract owners’ equity resulting from operations	333,947	(190,990)	328,837	(657,097)	40,767,776	(53,242,507)	1,354,384	(837,629)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	155,067	130,016	1,947	1,599	3,168,417	5,140,717	96,603	206,504
Transfers between funds	(18,200)	(76,845)	(497,397)	(76,186)	(20,207,853)	2,766,221	(452,591)	(3,322,904)
Surrenders (notes 3, 4, 5, 6 and 7)	(77,416)	(37,683)	(65,354)	(44,372)	(6,586,701)	(5,593,553)	(657,344)	(1,799,983)
Adjustments to maintain reserves	(17)	26	(8)	74	177	(1,381)	91	1,712

Net equity transactions	59,434	15,514	(560,812)	(118,885)	(23,625,960)	2,312,004	(1,013,241)	(4,914,671)

Net change in contract owners’ equity	393,381	(175,476)	(231,975)	(775,982)	17,141,816	(50,930,503)	341,143	(5,752,300)
Contract owners’ equity at beginning of period	1,308,104	1,483,580	2,126,515	2,902,497	88,096,683	139,027,186	15,829,463	21,581,763

Contract owners’ equity at end of period	$1,701,485	1,308,104	1,894,540	2,126,515	105,238,499	88,096,683	16,170,606	15,829,463

CHANGE IN UNITS**:
Beginning units	56,282	55,525	46,848	49,547	2,919,619	2,832,664	338,748	447,039
Units purchased	11,978	18,047	1,526	466	579,897	693,635	42,572	60,365
Units surrendered	(9,047)	(17,290)	(13,201)	(3,165)	(1,164,762)	(606,680)	(65,016)	(168,656)

Ending units	59,213	56,282	35,173	46,848	2,334,754	2,919,619	316,304	338,748

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	TRHS2		TRLT1		TRMCG2		TRMCGP
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	847,307	468,936	(32,886)	(49,163)	1	-
Realized gain (loss) on investments	542,306	462,984	(464,904)	(203,620)	(1,757,975)	589,241	2	-
Change in unrealized gain (loss) on investments	(700,720)	(2,729,209)	892,471	(1,584,952)	5,058,142	(11,442,579)	171	-
Reinvested capital gains	428,019	218,210	-	42,877	1,608,513	997,862	198	-

Net increase (decrease) in contract owners’ equity resulting from operations	269,605	(2,048,015)	1,274,874	(1,276,759)	4,875,794	(9,904,639)	372	-

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	369,842	717,161	18,591	(130,105)	(1,498)	307	2,978	-
Transfers between funds	(712,884)	(249,469)	674,393	2,230,465	(4,666,807)	(3,137,215)	842	-
Surrenders (notes 3, 4, 5, 6 and 7)	(1,597,957)	(1,377,645)	(912,252)	(549,892)	(4,282,805)	(690,201)	(22)	-
Adjustments to maintain reserves	713	16	20	(50)	40	(180)	(1)	-

Net equity transactions	(1,940,286)	(909,937)	(219,248)	1,550,418	(8,951,070)	(3,827,289)	3,797	-

Net change in contract owners’ equity	(1,670,681)	(2,957,952)	1,055,626	273,659	(4,075,276)	(13,731,928)	4,169	-
Contract owners’ equity at beginning of period	12,984,902	15,942,854	27,031,813	26,758,154	29,898,931	43,630,859	-	-

Contract owners’ equity at end of period	$11,314,221	12,984,902	28,087,439	27,031,813	25,823,655	29,898,931	4,169	-

CHANGE IN UNITS**:
Beginning units	199,503	213,874	2,435,383	2,297,000	341,478	390,808	-	-
Units purchased	5,931	27,719	696,923	190,555	100,296	223,100	372	-
Units surrendered	(36,145)	(42,090)	(727,896)	(52,172)	(196,469)	(272,430)	(2)	-

Ending units	169,289	199,503	2,404,410	2,435,383	245,305	341,478	370	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	TRNAG1		TRPSB1		VWEM		VWHA
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$70,905	(89,530)	160,849	104,575	211,769	16,072	446,771	301,084
Realized gain (loss) on investments	(2,570,857)	2,046,977	(92,730)	(206,292)	(668,528)	(704,191)	2,273,737	3,901,959
Change in unrealized gain (loss) on investments	12,795,893	(23,122,780)	893,981	(1,639,712)	1,016,548	(2,641,550)	(3,502,934)	(2,616,175)
Reinvested capital gains	3,874,596	3,243,182	22,610	133,178	-	1,256,888	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	14,170,537	(17,922,151)	984,710	(1,608,251)	559,789	(2,072,781)	(782,426)	1,586,868

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	1,725,469	2,029,867	332,244	498,418	121,082	138,373	586,442	866,988
Transfers between funds	(9,459,964)	(8,676,382)	1,166,004	(1,103,647)	139,938	72,938	(2,703,287)	(451,425)
Surrenders (notes 3, 4, 5, 6 and 7)	(5,272,576)	(3,934,656)	(342,095)	(358,076)	(526,753)	(586,009)	(1,234,714)	(1,398,154)
Adjustments to maintain reserves	25	(430)	6	(34)	(33)	-	443	256

Net equity transactions	(13,007,046)	(10,581,601)	1,156,159	(963,339)	(265,766)	(374,698)	(3,351,116)	(982,335)

Net change in contract owners’ equity	1,163,491	(28,503,752)	2,140,869	(2,571,590)	294,023	(2,447,479)	(4,133,542)	604,533
Contract owners’ equity at beginning of period	58,034,742	86,538,494	6,503,018	9,074,608	5,968,859	8,416,338	19,681,554	19,077,021

Contract owners’ equity at end of period	$59,198,233	58,034,742	8,643,887	6,503,018	6,262,882	5,968,859	15,548,012	19,681,554

CHANGE IN UNITS**:
Beginning units	834,436	977,708	276,730	315,297	146,595	156,898	442,417	464,856
Units purchased	70,642	113,208	65,618	40,056	11,051	21,087	37,057	121,057
Units surrendered	(246,162)	(256,480)	(23,242)	(78,623)	(17,544)	(31,390)	(118,061)	(143,496)

Ending units	658,916	834,436	319,106	276,730	140,102	146,595	361,413	442,417

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	VVB		VVCG		VVDV		VVEI
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$322,250	314,568	44	160,440	3,377	95	59,734	19,579
Realized gain (loss) on investments	(87,533)	280,328	389	1,488,528	2,402	248	(82,142)	4,044
Change in unrealized gain (loss) on investments	1,430,644	(5,148,568)	38,832	(6,132,928)	27,729	1,352	79,047	(34,597)
Reinvested capital gains	646,528	1,648,491	49	1,840,110	11,404	-	110,542	74,743

Net increase (decrease) in contract owners’ equity resulting from operations	2,311,889	(2,905,181)	39,314	(2,643,850)	44,912	1,695	167,181	63,769

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	794,300	643,317	338,910	(9,700)	6,357	2,241	520,130	615,736
Transfers between funds	(60,891)	(1,184,604)	42,265	(19,367,924)	107,783	157,806	(32,392)	402,515
Surrenders (notes 3, 4, 5, 6 and 7)	(982,312)	(1,482,841)	(7,256)	(305,049)	(6,078)	(2,092)	(55,724)	(30,842)
Adjustments to maintain reserves	37	(61)	(5)	(42)	14	(13)	(3)	-

Net equity transactions	(248,866)	(2,024,189)	373,914	(19,682,715)	108,076	157,942	432,011	987,409

Net change in contract owners’ equity	2,063,023	(4,929,370)	413,228	(22,326,565)	152,988	159,637	599,192	1,051,178
Contract owners’ equity at beginning of period	16,258,055	21,187,425	856	22,327,421	159,637	-	1,758,619	707,441

Contract owners’ equity at end of period	$18,321,078	16,258,055	414,084	856	312,625	159,637	2,357,811	1,758,619

CHANGE IN UNITS**:
Beginning units	593,664	663,170	40	888,352	5,611	-	126,341	50,487
Units purchased	86,065	24,959	15,642	1,481	3,734	5,685	37,515	78,127
Units surrendered	(95,792)	(94,465)	(571)	(889,793)	(198)	(74)	(7,158)	(2,273)

Ending units	583,937	593,664	15,111	40	9,147	5,611	156,698	126,341

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	VVEIX		VVG		VVGBI		VVHGB
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$3,546	1,959	23,249	(11,396)	2,414	2,255	945,251	943,196
Realized gain (loss) on investments	5,978	2,330	418,625	(320,564)	(618)	(386)	(617,481)	(1,030,998)
Change in unrealized gain (loss) on investments	47,419	(33,845)	5,743,545	(1,446,769)	6,033	(14,747)	1,721,667	(7,601,618)
Reinvested capital gains	6,255	5,281	-	108,719	210	831	-	355,240

Net increase (decrease) in contract owners’ equity resulting from operations	63,198	(24,275)	6,185,419	(1,670,010)	8,039	(12,047)	2,049,437	(7,334,180)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	92,431	14,804	34,102	34,378	48,450	48,390	59,518	18,796
Transfers between funds	67,732	55,659	(117,152)	19,153,412	-	2,647	2,833,880	(8,208,455)
Surrenders (notes 3, 4, 5, 6 and 7)	(6,000)	(3,126)	(1,142,511)	(1,527,454)	(3,444)	(2,814)	(2,344,403)	(4,904,689)
Adjustments to maintain reserves	3	(5)	31	(21)	(3)	5	66	(141)

Net equity transactions	154,166	67,332	(1,225,530)	17,660,315	45,003	48,228	549,061	(13,094,489)

Net change in contract owners’ equity	217,364	43,057	4,959,889	15,990,305	53,042	36,181	2,598,498	(20,428,669)
Contract owners’ equity at beginning of period	163,693	120,636	16,302,871	312,566	124,226	88,045	38,373,124	58,801,793

Contract owners’ equity at end of period	$381,057	163,693	21,262,760	16,302,871	177,268	124,226	40,971,622	38,373,124

CHANGE IN UNITS**:
Beginning units	11,976	7,217	1,907,427	17,371	13,370	8,232	3,183,532	4,229,653
Units purchased	10,519	4,978	216,073	2,064,572	4,904	5,430	629,946	9,614
Units surrendered	(389)	(219)	(347,669)	(174,516)	(363)	(292)	(598,166)	(1,055,735)

Ending units	22,106	11,976	1,775,831	1,907,427	17,911	13,370	3,215,312	3,183,532

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	VVHYB		VVI		VVMCI		VVREI
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$22	-	147,937	139,386	329,231	279,961	58,113	46,397
Realized gain (loss) on investments	(1)	-	(299,621)	(363,302)	485,641	192,751	(6,386)	10,304
Change in unrealized gain (loss) on investments	27	(10)	1,610,896	(6,533,524)	2,407,157	(9,450,194)	146,347	(1,012,082)
Reinvested capital gains	-	-	341,076	2,242,570	442,976	2,932,783	112,180	109,568

Net increase (decrease) in contract owners’ equity resulting from operations	48	(10)	1,800,288	(4,514,870)	3,665,005	(6,044,699)	310,254	(845,813)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	-	450	243,318	243,394	622,640	228,705	131,261	138,868
Transfers between funds	-	-	1,917,704	(53,224)	(639,900)	(543,960)	89,060	208,162
Surrenders (notes 3, 4, 5, 6 and 7)	(23)	(13)	(684,341)	(1,064,072)	(1,409,575)	(2,611,574)	(164,683)	(248,229)
Adjustments to maintain reserves	4	(3)	20	(45)	22	(114)	9	(46)

Net equity transactions	(19)	434	1,476,701	(873,947)	(1,426,813)	(2,926,943)	55,647	98,755

Net change in contract owners’ equity	29	424	3,276,989	(5,388,817)	2,238,192	(8,971,642)	365,901	(747,058)
Contract owners’ equity at beginning of period	424	-	9,796,610	15,185,427	23,806,438	32,778,080	2,314,516	3,061,574

Contract owners’ equity at end of period	$453	424	13,073,599	9,796,610	26,044,630	23,806,438	2,680,417	2,314,516

CHANGE IN UNITS**:
Beginning units	41	-	504,301	546,009	726,517	811,601	95,750	93,364
Units purchased	-	42	171,359	14,224	106,363	14,930	20,538	12,239
Units surrendered	(2)	(1)	(89,751)	(55,932)	(148,262)	(100,014)	(17,202)	(9,853)

Ending units	39	41	585,909	504,301	684,618	726,517	99,086	95,750

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	VVSCG		VVSTC		VVTISI		VVTSM
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$19,729	9,824	12,915	2,757	363,519	505,451	4,354	2,460
Realized gain (loss) on investments	(865,587)	(920,169)	(8,108)	(5,071)	78,261	274,275	(1,896)	(2,426)
Change in unrealized gain (loss) on investments	1,959,614	(3,271,756)	39,788	(6,202)	1,267,790	(4,314,345)	105,948	(58,010)
Reinvested capital gains	-	1,921,920	-	1,120	158,010	548,004	19,834	13,068

Net increase (decrease) in contract owners’ equity resulting from operations	1,113,756	(2,260,181)	44,595	(7,396)	1,867,580	(2,986,615)	128,240	(44,908)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	343,008	(3,613)	94,906	127,932	157,152	100,896	466,656	116,441
Transfers between funds	289,750	658,036	317,896	222,921	861,591	(3,213,500)	233,517	36,720
Surrenders (notes 3, 4, 5, 6 and 7)	(395,530)	(687,092)	(14,943)	(6,603)	(757,367)	(1,468,976)	(17,235)	(9,345)
Adjustments to maintain reserves	6	(37)	(2)	26	3	(57)	(6)	6

Net equity transactions	237,234	(32,706)	397,857	344,276	261,379	(4,581,637)	682,932	143,822

Net change in contract owners’ equity	1,350,990	(2,292,887)	442,452	336,880	2,128,959	(7,568,252)	811,172	98,914
Contract owners’ equity at beginning of period	6,259,459	8,552,346	469,115	132,235	11,925,116	19,493,368	274,507	175,593

Contract owners’ equity at end of period	$7,610,449	6,259,459	911,567	469,115	14,054,075	11,925,116	1,085,679	274,507

CHANGE IN UNITS**:
Beginning units	212,837	216,823	33,170	8,815	1,029,726	1,412,234	20,597	10,594
Units purchased	41,942	22,443	28,788	24,818	205,781	16,700	45,226	10,668
Units surrendered	(38,812)	(26,429)	(1,242)	(463)	(185,085)	(399,208)	(1,146)	(665)

Ending units	215,967	212,837	60,716	33,170	1,050,422	1,029,726	64,677	20,597

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	VRVDRI
	2023	2022
Investment activity*:
Net investment income (loss)	$143,516	49,212
Realized gain (loss) on investments	(324,751)	522,773
Change in unrealized gain (loss) on investments	905,504	(1,998,625)
Reinvested capital gains	63,296	97,009

Net increase (decrease) in contract owners’ equity resulting from operations	787,565	(1,329,631)

Equity transactions:
Purchase payments received from policyholders (notes 3 and 6)	157,546	201,403
Transfers between funds	2,248,962	1,160,901
Surrenders (notes 3, 4, 5, 6 and 7)	(706,832)	(407,116)
Adjustments to maintain reserves	8	(43)

Net equity transactions	1,699,684	955,145

Net change in contract owners’ equity	2,487,249	(374,486)
Contract owners’ equity at beginning of period	4,012,129	4,386,615

Contract owners’ equity at end of period	$6,499,378	4,012,129

CHANGE IN UNITS**:
Beginning units	344,366	278,623
Units purchased	239,019	129,627
Units surrendered	(81,571)	(63,884)

Ending units	501,814	344,366

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2023, if applicable.

**	If zero units are listed, there is ownership of the subaccount, however it is less than one full unit.

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-4 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on December 3, 1997. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers Flexible Premium, Modified Single Premium, Variable Executive Life, Corporate, and Survivorship Life Variable Life Insurance Policies through the Separate Account.

(b) The Policies

The Separate Account offers variable investment options through life insurance policies intended to provide benefits to the policyholder and/or the beneficiary named by the policyholder. Policy features are described in the applicable prospectus.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

With certain exceptions, policyholders may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B (ABTGB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class A (ALVIVA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A (ALVSVA)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

AMERICAN CENTURY INVESTMENTS

American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Asset Allocation Fund: Class 2 (AMVAA2)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 2 (AMVBC2)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)

American Funds Insurance Series(R) - The Bond Fund of America: Class 2 (AMVBD2)

American Funds Insurance Series(R) - Capital World Bond Fund: Class 2 (AMVGB2)

American Funds Insurance Series(R) - Growth-Income Fund: Class 2 (AMVGI2)

American Funds Insurance Series(R) - Growth Fund: Class 2 (AMVGR2)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 2 (AMVGS2)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2 (AMVGV2)

American Funds Insurance Series(R) - International Fund: Class 2 (AMVI2)

American Funds Insurance Series(R) - New World Fund: Class 2 (AMVNW2)

AMUNDI US

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)

BLACKROCK FUNDS

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class II (MLVLC2)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Initial Shares (DVMCS)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

CALVERT GROUP

Calvert Variable Products, Inc. - Calvert VP S&P 500 Index Portfolio (CVSPIP)

Calvert Variable Series, Inc. - Calvert VP SRI Mid Cap Portfolio (CVSRMC)*

CHARLES SCHWAB FUNDS

Schwab Annuity Portfolios - Schwab(R) S&P 500 Index Portfolio (SASP5I)

DAVIS FUNDS

Davis Variable Account Fund, Inc. - Davis Value Portfolio (DAVVL)

DELAWARE FUNDS BY MACQUARIE

Delaware VIP Trust - Delaware VIP Emerging Markets Series: Service Class (DWVEMS)

Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class (DFVEA)*

DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio (DFVGB)*

DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)

DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)

DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)

DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)

DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio (DFVSTF)*

DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)

DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)

DWS INVESTMENT MANAGEMENT AMERICAS, INC.

Deutsche DWS Investments VIT Funds - DWS Small Cap Index VIP: Class A (BISCI)*

Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)

Deutsche DWS Variable Series II - DWS CROCI(R) U.S. VIP: Class B (SVSLVB)

Deutsche DWS Variable Series II - DWS Small Mid Cap Value VIP: Class B (SVSSVB)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II (FVUS2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2005 Portfolio: Service Class (FF05S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2015 Portfolio: Service Class (FF15S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2025 Portfolio: Service Class (FF25S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2035 Portfolio: Service Class (FF35S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2040 Portfolio: Service Class (FF40S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2045 Portfolio: Service Class (FF45S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2050 Portfolio: Service Class (FF50S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2055 Portfolio: Service Class (FF55S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2060 Portfolio: Service Class (FF60S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2065 Portfolio: Service Class (FF65S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class (FFINS)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class (FGIS)*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class (FGOS)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class (FMMP)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)

Fidelity Variable Insurance Products Fund - VIP Bond Index Portfolio: Service Class (FVBIS)

Fidelity Variable Insurance Products Fund - VIP Extended Market Index Portfolio: Service Class (FVEMIS)

Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class (FVFRHI)*

Fidelity Variable Insurance Products Fund - VIP International Index Portfolio: Service Class (FVIIS)

Fidelity Variable Insurance Products Fund - VIP Total Market Index Portfolio: Service Class (FVMIS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Institutional Shares (GVCSE)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Growth Fund: Service Shares (GVGOPS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Value Fund: Institutional Shares (GVMCE)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

GUGGENHEIM INVESTMENTS

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. Growth and Income Fund: Series I Shares (ACGI)

Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)

Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares (AVIE)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)

Invesco - Invesco V.I. Small Cap Equity Fund: Series I Shares (AVSCE)

Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

Invesco - Invesco V.I. American Value Fund: Series I Shares (MSVMV)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)

Invesco - Invesco V.I. Capital Appreciation Fund: Series I (OVGR)

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II (WRGP)

Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)

Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)

Ivy Variable Insurance Portfolios - Delaware VIP Real Estate Securities: Class II (WRRESP)

Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II (WRSTP)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares (JAGSEI)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)

Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Service Shares (JAMVS)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I (SBVSG)

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - Baron Growth Opportunities Fund: Service Class (BNCAI)

Lincoln Variable Insurance Products Trust - LVIP JPMorgan Mid Cap Value Fund: Standard Class (LJPMVS)

Lincoln Variable Insurance Products Trust - LVIP JPMorgan Small Cap Core Fund: Standard Class (LJPSCS)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)

Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)*

Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MAINSTAY FUNDS

MainStay VP Funds Trust - MainStay VP Floating Rate Portfolio: Initial Class (MNVFRI)

MainStay VP Funds Trust - MainStay VP Floating Rate Portfolio: Service Class (MNVFRS)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust III - MFS Global Real Estate Portfolio: Initial Class (M3GREI)

MFS(R) Variable Insurance Trust III - MFS Global Real Estate Portfolio: Service Class (M3GRES)

MFS(R) Variable Insurance Trust - MFS Growth Series: Service Class (MEGSS)

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust II - MFS Emerging Markets Equity Portfolio: Initial Class (MV2EEI)

MFS(R) Variable Insurance Trust II - MFS Emerging Markets Equity Portfolio: Service Class (MV2EES)

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

MFS(R) Variable Insurance Trust III - MFS Limited Maturity Portfolio: Initial Class (MV3LMI)

MFS(R) Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class (MV3LMS)*

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)

MFS(R) Variable Insurance Trust II - MFS Corporate Bond Portfolio: Service Class (MVBDS)*

MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class I (MSVEG)

Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I (MSVMG)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I (NCPG)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (NCPGI)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class Y (NJMDEY)*

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)*

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class Y (NJMMAY)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II (NJNDE2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I (NVNSR1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y (NVSIXD)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class I (NVSTB1)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares (AMRI)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class (PMVID)

PIMCO Variable Insurance Trust - Income Portfolio: Institutional Class (PMVII)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Large Cap Growth Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB (PVTSCB)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)*

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio (TRBCGP)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio (TRLT1)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio (TRMCGP)

T. Rowe Price Equity Series, Inc. - T. Rowe Price All-Cap Opportunities Portfolio (TRNAG1)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Moderate Allocation Portfolio (TRPSB1)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Balanced Portfolio (VVB)

Vanguard Variable Insurance Fund - Capital Growth Portfolio (VVCG)

Vanguard Variable Insurance Fund - Diversified Value Portfolio (VVDV)

Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)

Vanguard Variable Insurance Fund - Equity Index Portfolio (VVEIX)

Vanguard Variable Insurance Fund - Growth Portfolio (VVG)

Vanguard Variable Insurance Fund-Global Bond Index Portfolio (VVGBI)

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)

Vanguard Variable Insurance Fund - International Portfolio (VVI)

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

Vanguard Variable Insurance Fund - Real Estate Index Portfolio (VVREI)

Vanguard Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)

Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)

Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)

Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)

*	At December 31, 2023, policyholders were not invested in this fund.

Unless listed below, the financial statements presented are as of December 31, 2023 and for each of the years in the two-year period ended December 31, 2023. For the subaccounts listed below with inception dates in 2023, the financial statements are as of December 31, 2023 and for the period from the inception date to December 31, 2023. For the subaccounts listed below with inception dates in 2022, the prior year financial statements reflect the period from inception date to December 31, 2022.

	Inception Date	Liquidation Date
PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class (PMVID)	1/6/2022
MFS(R) Variable Insurance Trust III - MFS Global Real Estate Portfolio: Service Class (M3GRES)	1/10/2022
MFS(R) Variable Insurance Trust III - MFS Global Real Estate Portfolio: Initial Class (M3GREI)	2/2/2022
American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)	5/16/2022
PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)	8/8/2022
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)	9/15/2022
American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2 (AMVGV2)	11/10/2022
American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 2 (AMVBC2)	12/27/2022
PIMCO Variable Insurance Trust - Income Portfolio: Institutional Class (PMVII)	12/27/2022
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B (ABTGB)	6/21/2023
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)	5/19/2023
Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares (JAGSEI)	5/2/2023
Lincoln Variable Insurance Products Trust - LVIP JPMorgan Mid Cap Value Fund: Standard Class (LJPMVS)	4/28/2023
Lincoln Variable Insurance Products Trust - LVIP JPMorgan Small Cap Core Fund: Standard Class (LJPSCS)	4/28/2023
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio (TRMCGP)	9/26/2023
Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)	5/2/2023
MFS(R) Variable Insurance Trust III - MFS Limited Maturity Portfolio: Initial Class (MV3LMI)	11/1/2023
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)		8/17/2023

For the one-year period ended December 31, 2023, the following subaccount mergers occurred. The subaccounts that were acquired during the year are no longer available as of December 31, 2023.

Acquired Underlying Mutual Fund	Acquiring Underlying Mutual Fund	Effective Date
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)	Lincoln Variable Insurance Products Trust - LVIP JPMorgan Mid Cap Value Fund: Standard Class (LJPMVS)	4/28/2023
JPMorgan Insurance Trust - JPMorgan Insurance Trust Small Cap Core Portfolio: Class 1 (JPSCE1)	Lincoln Variable Insurance Products Trust - LVIP JPMorgan Small Cap Core Fund: Standard Class (LJPSCS)	4/28/2023

For the one-year period ended December 31, 2023, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
ALVGIA	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A	5/1/2023
ALVSVA	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A	5/1/2023
SVDF	Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2	Allspring Variable Trust - VT Discovery Fund: Class 2	5/1/2023
NVNMO1	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I	5/1/2023
NVNSR1	Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I	Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I	5/1/2023

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

NVSTB1	Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class I	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I	5/1/2023
NVSTB2	Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II	5/1/2023
AMCG	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares	5/1/2023
AMMCGS	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S Shares	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares	5/1/2023
AMRI	Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares	Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: I Class Shares	5/1/2023
AMTB	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares	5/1/2023
PMVGBA	PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class	PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class	5/1/2023
PVGOB	Putnam Variable Trust - Putnam VT Large Cap Growth Fund: Class IB	Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB	5/1/2023

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by policyholders and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only policyholders’ purchase payments pertaining to the variable portions of their policies and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a policyholder due to a policy cancellation during the free look period, and/or if a gain is realized by the policyholder during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the policyholder. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the policy.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2023 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the policyholder upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Adjustments to Maintain reserves (ATM)

Adjustments to Maintain reserves primarily represent timing related adjustments absorbed by the general account in order to maintain appropriate contract owner account balances.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Accounting Changes and Corrections of Errors

During 2021, the Company identified and corrected an overstatement of units and contract owners’ equity of the FGOS subaccount driven by an administrative system error for this subaccount. The financial statements have been restated to correct the misstatements in accordance with FASB ASC 250, Accounting Changes and Error Corrections. There was no impact to the net increase in contact owners’ equity resulting from operations in the statement of operations for the year ended December 31, 2020.

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

The below table reports the effect of the restatement on the units reported for the FGOS subaccount in the financial highlights as of the period indicated.

Year	As Previously Reported	Adjustments	As Restated
2020	16,041	(5,558)	10,483
2019	15,533	(5,558)	9,975
2018	15,899	(5,557)	10,342

The below table reports the effect of the restatement on the contract owners’ equity reported for the FGOS subaccount in the financial highlights as of the period indicated.

Year	As Previously Reported	Adjustments	As Restated
2020	1,129,216	(451,268)	677,948
2019	677,151	(267,825)	409,326
2018	508,052	(190,356)	317,696

The below table reports the effect of the restatement on the range of expense rate for the FGOS subaccount in the financial highlights as of the period indicated.

Year	As Previously Reported	As Restated
2020	0.00% to 0.10%	0.10%
2019	0.00% to 0.25%	0.10% to 0.25%
2018	0.00% to 0.25%	0.25%

The below table reports the effect of the restatement on the range of unit value for the FGOS subaccount in the financial highlights as of the period indicated.

Year	As Previously Reported	As Restated
2020	81.21 to 64.67	64.67
2019	48.20 to 43.11	38.42 to 43.11
2018	34.26 to 30.72	30.72

The below table reports the effect of the restatement on the range of total return for the FGOS subaccount in the financial highlights as of the period indicated.

Year	As Previously Reported	As Restated
2020	68.49 to 68.33	68.33
2019	40.70 to 40.35	40.56 to 40.35
2018	12.35 to 12.06	12.06

(2) Policy Charges

The Separate Account assesses charges associated with the policy. These charges are either assessed as a direct deduction from premium payments or through a surrender of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the policy and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each product are described in detail in the applicable prospectus.

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

Policy Charges
Mortality and Expense Risk Charge/Variable Account Asset Charge - assessed through a surrender of units	Equal, on an annual basis, to 0.05% - 1.25% of the daily value of the assets invested in each fund
Sales Charge/Percent of Premium Charge - assessed through a deduction from premium payments	0.0% - 12% of each premium paid
Premium Tax Charge - assessed through a deduction from premium payments	3.5% of each premium payment
Cost of Insurance Charges (including any flat extra charge) - assessed through a surrender of units	$0.01 - $83.33 per $1,000 of a policy’s net amount at risk
Administrative Charge - assessed through a surrender of units	$0 - $10 per policy, per month
Administrative/Specified Amount Charge	$0.00 - $0.40 per $1,000 of specified amount
Tax Expense Charge	$0.42 per $1,000 of cash value
Administrative Expense Charge	$0.25 per $1,000 of cash value
Surrender Charge - assessed through a surrender of units	$0.00 - $124.65 per $1,000 of a policy’s specified amount; for single premium policies 0.00% - 10.00% of premium
Policy Loan Interest Charge - assessed through a surrender of units	2% - 6% of an outstanding policy loan
Partial Surrender Fees - assessed through a surrender of units	$0.00 - $25.00 per request
Rider Charges - assessed through a surrender of units monthly, unless otherwise specified.
Long-Term Care Rider Charge	$0.02 - $28.65 per $1,000 of the rider’s net amount risk; or $1.946 per $1,000 of the rider’s specified amount
Estate Protection Rider Charge	$0.01 - $83.33 per $1,000 of the rider’s death benefit
Policy Split Option Rider Charge	$0.01 - $0.03 of policy and Additional Term Insurance Rider specified amount
Policy Guard/Overloan Lapse Protection Rider Charge	$1.50 - $157.00 per $1,000 of the policy’s cash value at the time the rider is invoked
Adjusted Sales Load Life Insurance Rider Charge	$0.14 for each $1,000 of premium for each 1% of sales load reduction elected
Additional Protection Rider Charge/Supplemental Insurance Rider Charge	$0.01 - $125.00 per $1,000 of the rider’s death benefit
Cost of Insurance Charge	$0.01-$125.00 per $1,000 of the rider’s death benefit
Variable Account Asset Charge	0.16% - 1.25%
Specified Amount Charge	$0.00-$0.40 per $1,000 of specified amount
Children’s Term Insurance Rider Charge	$0.43 per $1,000 of the rider’s specified amount
Spouse Life Insurance Rider Charge	$0.10 - $12.02 per $1,000 of the rider’s specified amount
Accidental Death Benefit Rider Charge	$0.05 - $0.75 per $1,000 of the rider’s specified amount
Premium Waiver Rider Charge	$42 – $315 per $1,000 of the premium specified by the policy owner
Waiver of Monthly Deductions Rider Charge	$85 - $860 per $1,000 of the rider’s benefit amount

For the years ended December 31, 2023 and 2022, total front-end sales charge deductions were $6,542,786 and $7,637,373, respectively and were recognized as part of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk. Asset charges are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(a) Modified Single Premium Policies (MSP)

For modified single premium policies, the Company deducts a charge equal to an annualized rate of 0.70% of the cash surrender value of the subaccounts. In policy years 1- 10, the Company also deducts a charge equal to the annualized rate of 0.50% of the cash surrender value of the subaccounts as reimbursement for taxes imposed by federal, state and local governments. These charges are assessed monthly against each policy by liquidating units.

(b) Flexible Premium and Variable Executive Life Policies (FPVUL and VEL)

For Best of America® The Next Generation and ChoiceLifeSM policies, during the first fifteen policy years, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash value attributable to the variable account, $0.25 per $1,000 on $25,001 up to $250,000 of cash value attributable to the variable account and $0.08 per $1,000 over $250,000 of cash value attributable to the variable account. Beginning in policy year sixteen, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash value attributable to the variable account, and $0.08 per $1,000 over $25,000 of cash value attributable to the variable account. This charge is assessed monthly against each policy by liquidating units. For Choice Life ProtectionSM policies and Best of America® ProtectionSM policies, the Company deducts $0.66 per $1,000 of cash surrender value attributable to the variable account during the first through fifteenth years from the Policy Date. Thereafter, this charge is $0.25 per $1,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each policy by liquidating units.

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

(c) Survivorship Life Policies (SL)

For The Best of America® Last Survivorship II and The Best of America® ChoiceLife Survivorship policies, during the first ten policy years, the Company deducts a charge of $0.46 per $1,000 on the cash surrender value attributable to the variable account. After ten years from the Policy Date, the Company deducts $0.46 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account; $0.29 per $1,000 on $25,001 up to $99,999 of cash surrender value attributable to the variable account; and $0.17 per $1,000 on $100,000 or more of cash surrender value attributable to the variable account. This charge is assessed monthly against each policy by liquidating units.

For The Best of America® ChoiceLifeSM Survivorship II and Next GenerationSM Survivorship Life policies, during the first fifteen policy years, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account; $0.25 per $1,000 on $25,001 up to $250,000 of cash surrender value attributable to the variable account; and $0.08 per $1,000 over $250,000 of cash surrender value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account and $0.08 per $1,000 over $25,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each policy by liquidating units.

For The Best of America® ProtectionSM Survivorship and ChoiceLife ProtectionSM Survivorship Life policies, during the first fifteen policy years, the Company deducts a charge of $0.66 per $1,000 of cash surrender value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.25 per $1,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each policy by liquidating units.

(d) Corporate Policies (LSFP)

For Future Corporate Flexible Premium Variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 0.90% of the daily net assets of the Separate Account for policies issued on or after January 1, 2009. This charge is guaranteed not to exceed an annualized rate of 0.75% of the daily net assets of the Separate Account for policies issued prior to January 1, 2009. Currently, this rate is 0.25% during the first through fourth policy years, 0.20% during the fifth through fifteenth policy years, and 0.10% thereafter. This charge is assessed monthly against each policies by liquidating units.

For Future Executive Corporate Flexible Premium Variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 0.90% of the daily net assets of the Separate Account. Currently, this rate is 0.25% during the first through fourth policy years, 0.20% during the fifth through fifteenth policy years, and 0.10% thereafter. This charge is assessed monthly against each policy by liquidating units.

For Next Generation Corporate Owned Flexible Premium Variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 1.25% of the daily net assets of the Separate Account. Currently, this rate will not exceed 0.60%. This charge is assessed monthly against each policy by liquidating units.

The Company may reduce or eliminate certain charges where the size or nature of the group results in savings in sales, underwriting, administrative or other costs to the Company. These charges may be reduced in certain group sponsored arrangements or special exchange programs made available by the Company.

(4) Death Benefits

Death benefit proceeds result in a surrender of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account. Death benefits are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(5) Policy Loans (Net of Repayments)

Policy provisions allow policyholders to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary. At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Separate Account. Loan repayments result in a transfer of collateral including interest credited back to the Separate Account. Policy loans (net of repayments) are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

Policyholders may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the policyholder executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Separate Account are included in purchase payments received from policyholders, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the policyholder, also result in transfers between the Separate Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements. For the years ended December 31, 2023 and 2022, total transfers to the Separate Account from the fixed account were $41,211,769 and $37,000,183, respectively, and total transfers from the Separate Account to the fixed account were $51,926,605 and $65,461,753, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The investments used by all subaccounts are mutual funds and are valued using daily Net Asset Values (NAVs), which are deemed to approximate fair values. As such, all funds are classified as Level 1 Investments.

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2023 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ABTGB	$12,127	$9,970
ALVDAA	10,450	38,610
ALVGIA	8,389,633	9,107,568
ALVIVA	905,161	589,331
ALVIVB	539,527	184,197
ALVSVA	3,761,715	2,164,512
SVDF	1,376,948	3,003,750
SVOF	1,559,605	808,202
WFVSCG	5,318,513	3,671,245
ACVCA	288,784	374,431
ACVI	194,080	375,124
ACVIG	668,230	1,931,068
ACVIP1	11,607,173	9,320,292
ACVIP2	428,541	720,742
ACVMV1	2,690,339	1,839,250
ACVU1	14,722,452	915
ACVV	4,238,212	3,576,413
AMVAA2	2,089,269	3,341,292
AMVBC2	142,316	2,264
AMVBC4	121,440	18,779
AMVBD2	1,814,411	661,976

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

AMVGB2	603,457	1,089,288
AMVGI2	438,297	173,249
AMVGR2	9,942,688	11,755,806
AMVGS2	707,830	409,167
AMVGS4	41,511	904
AMVGV2	154,071	174,034
AMVI2	3,357,243	7,022,371
AMVNW2	4,112,911	2,744,817
PIHYB1	264,542	724,284
BRVHYI	7,514,119	6,504,808
MLVGA2	2,523,716	2,854,197
MLVLC2	36,918	62,409
DCAP	499,049	629,028
DSC	56,673	71,541
DSIF	100,284,135	209,126,723
DSRG	1,832,524	1,199,466
DVMCS	437,393	1,224,106
DVSCS	16,063,197	21,314,634
CVSPIP	117,217	421,578
SASP5I	10,327,252	9,477,414
DAVVL	989,962	813,759
DWVEMS	599,698	1,150,423
DWVSVS	5,048,669	7,360,214
DFVEA	5,678	28,522
DFVGMI	389,191	315,084
DFVIPS	1,010,465	2,225,762
DFVIS	20,534	5,119
DFVIV	505,924	536,813
DFVULV	1,591,985	1,449,365
DFVUTV	2,865,173	1,311,069
DSGIBA	248,553	56,253
SVSLVB	3,513	88,656
SVSSVB	7,724	9,328
ETVFR	3,473,641	3,316,987
FQB	748,557	837,610
FVU2	35,071	73,817
FVUS2	286,432	440,594
FCS	10,744,668	7,265,102
FEIS	5,683,854	6,631,578
FEMS	2,414,583	5,117,287
FF05S	279,607	381,282
FF10S	374,063	846,258
FF15S	2,055,721	4,281,846
FF20S	4,684,702	6,281,034
FF25S	5,389,480	15,759,375
FF30S	10,702,742	17,072,234
FF35S	7,772,546	3,753,594
FF40S	15,017,140	6,180,843
FF45S	4,513,807	1,552,533
FF50S	2,410,218	817,165
FF55S	338,138	120,066
FF60S	1,246,006	1,011,555
FF65S	17,194	4,436
FFINS	1,032,474	1,004,841
FGOS	—	11,985
FGS	34,962,003	19,353,272
FHIS	1,519,423	1,228,488
FIGBS	20,204,129	21,568,142
FIP	1,846,103	850,755
FMCS	2,532,354	3,958,258

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

FMMP	12,354,417	15,569,722
FNRS2	1,460,366	4,377,056
FOS	1,243,808	1,553,096
FRESS	1,094,461	1,179,518
FVBIS	25,791	23,980
FVEMIS	10,909	7,246
FVIIS	21,210	18,237
FVMIS	7,806	3,982
FVSS	2,688,900	783,236
FVSS2	178,011	96,684
FTVDM2	448,497	858,973
FTVFA2	20,733	60,665
FTVGB1	2,085,198	2,017,377
FTVGI2	140,116	675,044
FTVIS2	967,414	1,047,697
FTVMD2	184,288	149,152
FTVSV2	2,730,141	4,334,759
FTVSVI	1,026,346	1,042,684
TIF	24,129	25,380
TIF2	1,761,378	2,935,596
GVCSE	690,348	833,390
GVGMNS	3,194	1,341
GVGOPS	190,904	423,089
GVMCE	3,881,152	4,810,509
GVMSAS	3,268	8,750
RVARS	96,855	220,140
ACEG	432,625	185,391
ACGI	843,234	886,771
AVHY1	115,279	384,960
AVIE	4,407,538	7,952,205
AVMCCI	37,627	72,213
AVSCE	94,881	133,288
IVBRA1	49,110	192,544
MSVMV	2	2
OVAG	1,706,826	4,613,853
OVGI	1,207,145	882,241
OVGR	400,700	657,541
OVGS	15,453,995	10,845,425
OVIG	3,918,104	3,173,446
OVSB	84,443	1,317,389
OVSC	1,836,106	1,417,862
WRASP	1,459,509	1,682,683
WRGP	2,490,301	2,226,464
WRHIP	4,028,502	3,877,912
WRMCG	2,291,472	1,648,206
WRRESP	2,671,863	3,389,605
WRSTP	3,647,218	3,709,368
JABS	3,979,156	7,329,715
JACAS	2,120,482	5,452,611
JAEI	413,747	215,938
JAFBS	2,050,548	2,110,426
JAGSEI	9,786	102
JAGTS	7,511,209	6,228,014
JAIGS	1,058,980	3,344,910
JAMGS	7,848,279	9,403,951
JAMVS	1,178,706	47,143
LZREMS	1,768,284	2,514,497
SBVSG	7,786,662	6,917,711
BNCAI	387,944	2,898,186
LJPMVS	52,783,416	6,975,853

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

LJPSCS	1,396,706	254,834
LOVBD	1,900,025	988,112
LOVSDC	4,048,997	8,665,116
LOVTRC	4,823,877	7,443,720
MNVFRI	45,089	11,366
MNVFRS	203,524	66,309
M3GREI	9,443	5,763
M3GRES	68,587	48,683
MEGSS	1,952,722	860,552
MMCGSC	1,209,336	1,445,189
MNDIC	172,333	174,818
MNDSC	848,510	551,628
MV2EEI	6,340	10,026
MV2EES	86,897	18,730
MV2IGI	389,320	450,593
MV2RIS	1,565,307	35,281,819
MV3LMI	14,062	768
MV3MVI	177,269	155,361
MV3MVS	1,322,573	835,531
MVBRES	568,837	441,985
MVFIC	1,503,875	1,794,324
MVFSC	22,841,914	29,667,939
MVIGIC	259,660	149,968
MVIVSC	13,896,692	17,569,561
MVRBSS	3,106,704	1,064,768
MSEM	970,164	1,151,002
MSVEG	4,631,907	4,138,736
MSVMG	824,560	831,981
MSVRE	912,527	763,606
VKVGR2	320,962	914,699
DTRTFB	83,228	28,957
EIF	3,266,373	1,922,773
GBF	73,803,812	43,664,632
GEM	1,216,971	1,459,802
GIG	1,933,149	3,394,401
GVAAA2	1,668,314	2,133,519
GVABD2	208,671	200,542
GVAGG2	1,477,611	635,833
GVAGI2	655,751	212,678
GVAGR2	2,688,922	1,942,607
GVDMA	8,756,831	12,078,454
GVDMC	5,977,256	7,116,467
GVEX1	5,352,877	2,168,993
GVIDA	8,565,379	7,639,940
GVIDC	3,078,238	4,137,412
GVIDM	9,660,378	11,288,114
GVIX2	1,327,517	562,418
HIBF	3,530,436	3,050,139
IDPG	12,540	12,066
IDPGI	492	571
MCIF	27,435,287	20,708,468
MSBF	1,994,533	2,062,001
NCPG	165,919	163,842
NCPGI	17,586	8,441
NJMMAY	21,205	719,491
NJNDE2	1,101	251
NVAMV1	2,823,006	3,171,426
NVAMVX	6,672,856	4,731,017
NVBX	53,211,835	114,474,578
NVCBD1	507,749	344,816

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

NVCCA1	1,064,849	805,594
NVCCN1	914,432	1,133,553
NVCMA1	1,105,704	600,124
NVCMC1	563,287	792,274
NVCMD1	2,157,373	2,579,774
NVCRA1	3,497,273	1,900,948
NVCRB1	2,562,850	1,645,286
NVDBL2	42,995	161,211
NVDCA2	2,701	69,633
NVDCAP	32,747	51,665
NVFIII	26,185	8,890
NVGEII	96,665	61,298
NVIDMP	1,232,195	285,784
NVIE6	5,425	8,528
NVIX	18,743,151	9,446,995
NVLCP1	1,304,732	685,817
NVMIG1	5,185,715	3,326,517
NVMIVX	663,529	536,902
NVMLG1	6,115,880	3,705,421
NVMMG1	1,120,726	3,608,973
NVMMV1	4,937,341	5,472,684
NVMMV2	2,301,421	892,372
NVNMO1	1,536,059	1,329,404
NVNSR1	47,283	24,679
NVOLG1	4,071,311	17,096,000
NVRE1	3,818,450	4,819,032
NVSIX2	2,388,000	2,482,274
NVSIXD	225,538	229,423
NVSTB1	7,143,682	3,878,366
NVSTB2	502,417	377,254
NVTIV3	290,709	266,467
SAM	19,742,258	13,448,816
SAM5	429,697,036	185,170,533
SCF	3,069,155	5,089,148
SCGF	5,161,340	4,292,787
SCVF	5,137,799	4,837,227
TRF	5,664,213	4,355,282
AMCG	63,061	71,429
AMMCGS	106,321	76,924
AMRI	63,942	47,368
AMSRS	115,605	268,711
AMTB	1,758,926	1,485,611
NOTB3	5,475	5,042
NOTG3	3,691	6,589
NOTMG3	3,749	18,604
PMVAAA	1,043,376	928,069
PMVFBA	177,349	233,323
PMVFHA	6,206,245	5,145,693
PMVGBA	599,939	347,549
PMVHYA	242,173	522,484
PMVID	4,247,127	2,711,987
PMVII	75,930	1,259
PMVLDA	5,555,643	10,195,971
PMVLGA	526,490	641,662
PMVRRA	7,048,495	11,009,419
PMVRSA	129,103	911,938
PMVTRA	9,233,476	10,133,865
PVSTA	1,786,329	1,214,146
PVEIB	904,862	639,504
PVGOB	2,449,493	473,627

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

PVNOB	59,951	1,708
PVTIGB	104,653	273,663
PVTSCB	854,135	628,355
ROCMC	169,536	732,588
TRBCGP	29,130,940	52,890,267
TREI2	3,338,431	3,421,263
TRHS2	1,770,602	3,283,463
TRLT1	6,086,773	5,458,734
TRMCG2	9,270,488	16,645,972
TRMCGP	4,053	57
TRNAG1	11,983,096	21,044,666
TRPSB1	2,542,178	1,202,565
VWEM	861,159	915,177
VWHA	2,948,895	5,853,682
VVB	2,794,945	2,075,071
VVCG	378,026	4,014
VVDV	210,642	87,799
VVEI	1,198,669	596,379
VVEIX	191,252	27,288
VVG	3,380,490	4,582,803
VVGBI	51,066	3,436
VVHGB	6,247,080	4,752,834
VVHYB	22	22
VVI	3,924,661	1,958,966
VVMCI	2,957,966	3,612,595
VVREI	812,647	586,716
VVSCG	2,516,671	2,259,714
VVSTC	517,719	106,946
VVTISI	2,440,652	1,657,746
VVTSM	723,807	16,681
VRVDRI	3,820,159	1,913,670

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

(8) Financial Highlights

The Company offers several variable life products through the Separate Account that have unique combinations of features and fees that are assessed to the policyholder. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life insurance policies as of December 31, 2023, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2023. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented.

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B (ABTGB)
2023	0.00%			159	$11.13			$1,768	0.02%	11.27%		*	***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
2023	0.00%			2,261	16.20			36,634	0.82%	13.70%
2022	0.00%			4,167	14.25			59,383	3.55%	-18.45%
2021	0.00%			1,635	17.47			28,571	1.99%	9.67%
2020	0.00%			1,451	15.93			23,119	1.74%	5.02%
2019	0.00%			1,774	15.17			26,914	2.15%	15.51%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)
2023	0.00%	to	0.25%	535,426	63.84	to	60.53	33,231,996	1.46%	12.03%	to	11.75%
2022	0.00%	to	0.25%	601,507	56.99	to	54.17	33,246,536	1.42%	-4.19%	to	-4.43%
2021	0.00%	to	0.25%	567,003	59.48	to	56.68	32,672,925	0.84%	28.16%	to	27.84%
2020	0.00%	to	0.25%	577,227	46.41	to	44.34	25,991,257	1.57%	2.72%	to	2.46%
2019	0.00%	to	0.25%	670,740	45.18	to	43.27	29,343,082	1.24%	23.91%	to	23.60%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class A (ALVIVA)
2023	0.00%	to	0.25%	418,654	11.07	to	10.59	4,576,673	0.82%	15.15%	to	14.86%
2022	0.00%	to	0.25%	391,129	9.62	to	9.22	3,717,640	4.64%	-13.61%	to	-13.83%
2021	0.00%	to	0.25%	395,578	11.13	to	10.70	4,352,014	1.77%	11.08%	to	10.81%
2020	0.00%	to	0.25%	393,562	10.02	to	9.66	3,894,256	1.98%	2.47%	to	2.21%
2019	0.00%	to	0.25%	383,564	9.78	to	9.45	3,705,958	0.76%	17.14%	to	16.84%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2023	0.00%			40,266	13.57			546,553	0.72%	14.83%
2022	0.00%			12,282	11.82			145,180	2.84%	-13.79%
2021	0.00%			17,681	13.71			242,444	8.48%	10.85%
2019	0.00%			2,377	12.10			28,766	1.17%	16.79%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A (ALVSVA)
2023	0.00%	to	0.25%	245,777	74.39	to	70.65	18,183,749	1.06%	17.18%	to	16.89%
2022	0.00%	to	0.25%	244,818	63.49	to	60.44	15,442,571	1.12%	-15.63%	to	-15.84%
2021	0.00%	to	0.25%	250,243	75.25	to	71.82	18,693,636	0.78%	35.95%	to	35.61%
2020	0.00%	to	0.25%	260,144	55.35	to	52.96	14,255,486	1.06%	3.37%	to	3.11%
2019	0.00%	to	0.25%	256,880	53.55	to	51.36	13,645,470	0.52%	20.10%	to	19.80%
Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)
2023	0.00%	to	0.25%	483,591	36.25	to	34.81	17,409,169	0.00%	20.14%	to	19.84%
2022	0.00%	to	0.25%	533,550	30.18	to	29.05	15,950,207	0.00%	-37.85%	to	-38.00%
2021	0.00%	to	0.25%	586,509	48.55	to	46.85	28,174,829	0.00%	-5.04%	to	-5.28%
2020	0.00%	to	0.25%	644,734	51.13	to	49.46	32,612,947	0.00%	62.65%	to	62.24%
2019	0.00%	to	0.25%	647,369	31.44	to	30.49	20,125,583	0.00%	39.02%	to	38.67%
Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
2023	0.10%			162,268	59.30			9,622,674	0.00%	26.37%
2022	0.10%			162,258	46.93			7,614,032	0.00%	-20.89%
2021	0.10%			163,407	59.31			9,692,259	0.04%	24.65%
2020	0.00%	to	0.25%	182,183	48.58	to	46.13	8,449,644	0.44%	21.00%	to	20.70%
2019	0.00%	to	0.25%	201,520	40.14	to	38.22	7,744,811	0.28%	31.46%	to	31.14%
Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2023	0.00%	to	0.25%	322,861	31.96	to	30.68	10,147,577	0.00%	4.11%	to	3.85%
2022	0.00%	to	0.25%	268,855	30.70	to	29.55	8,120,575	0.00%	-34.42%	to	-34.59%
2021	0.00%	to	0.25%	256,359	46.81	to	45.17	11,759,945	0.00%	7.64%	to	7.37%
2020	0.00%	to	0.25%	237,092	43.48	to	42.07	10,128,757	0.00%	57.78%	to	57.39%
2019	0.00%	to	0.25%	251,278	27.56	to	26.73	6,799,161	0.00%	24.83%	to	24.52%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)
2023	0.10%			24,980	24.84			620,602	0.00%	20.57%
2022	0.10%	to	0.25%	29,022	20.61	to	20.34	591,301	0.00%	-28.18%	to	-28.29%
2021	0.10%	to	0.25%	28,832	28.69	to	28.36	819,054	0.00%	11.04%	to	10.88%
2020	0.00%	to	0.25%	34,278	26.01	to	25.58	878,528	0.00%	42.46%	to	42.10%
2019	0.00%	to	0.25%	48,363	18.26	to	18.00	871,142	0.00%	35.56%	to	35.23%
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
2023	0.10%			64,154	28.48			1,827,233	1.39%	12.46%
2022	0.10%			71,787	25.33			1,818,117	1.45%	-24.83%
2021	0.10%			68,327	33.69			2,302,078	0.15%	8.64%
2020	0.00%	to	0.20%	77,571	38.58	to	24.05	2,289,880	0.54%	25.88%	to	25.63%
2019	0.00%	to	0.25%	97,122	30.65	to	18.96	2,270,641	0.90%	28.42%	to	28.10%
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
2023	0.00%	to	0.10%	395,056	55.09	to	41.38	20,817,288	1.53%	8.65%	to	8.54%
2022	0.00%	to	0.10%	428,464	50.70	to	38.12	20,697,116	1.76%	-12.74%	to	-12.82%
2021	0.00%	to	0.10%	460,810	58.10	to	43.72	25,535,574	1.08%	23.65%	to	23.53%
2020	0.00%	to	0.25%	482,447	46.99	to	33.82	21,566,529	1.93%	11.81%	to	11.53%
2019	0.00%	to	0.25%	571,931	42.02	to	30.32	22,293,548	2.09%	23.95%	to	23.64%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)
2023	0.00%	to	0.25%	2,520,371	11.87	to	11.07	28,312,938	3.60%	3.60%	to	3.34%
2022	0.00%	to	0.25%	2,403,523	11.46	to	10.71	26,034,829	5.09%	-12.88%	to	-13.09%
2021	0.00%	to	0.25%	2,917,377	13.15	to	12.33	36,224,321	3.51%	6.61%	to	6.35%
2020	0.00%	to	0.25%	2,375,089	12.34	to	11.59	27,669,630	1.63%	9.81%	to	9.53%
2019	0.00%	to	0.25%	2,341,496	11.23	to	10.58	24,880,391	2.56%	9.16%	to	8.88%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2023	0.00%			369,243	18.66			6,889,359	3.31%	3.40%
2022	0.00%			397,849	18.04			7,179,067	5.02%	-13.08%
2021	0.00%			398,336	20.76			8,269,254	3.14%	6.27%
2020	0.00%			387,824	19.53			7,576,124	1.32%	9.55%
2019	0.00%			431,303	17.83			7,690,717	2.31%	8.90%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
2023	0.00%	to	0.25%	245,271	54.35	to	51.88	13,171,997	2.32%	6.13%	to	5.87%
2022	0.00%	to	0.25%	263,333	51.21	to	49.00	13,322,269	2.26%	-1.19%	to	-1.44%
2021	0.00%	to	0.25%	229,275	51.83	to	49.71	11,770,108	1.14%	23.20%	to	22.90%
2020	0.00%	to	0.25%	244,358	42.07	to	40.45	10,195,136	1.80%	1.21%	to	0.96%
2019	0.00%	to	0.25%	301,093	41.57	to	40.07	12,371,588	2.04%	29.15%	to	28.83%
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)
2023	0.10%			208,567	73.51			15,331,231	0.00%	43.37%
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)
2023	0.00%	to	0.25%	224,580	72.57	to	58.98	14,807,322	2.38%	9.10%	to	8.83%
2022	0.00%	to	0.25%	239,046	66.52	to	54.20	14,381,681	2.09%	0.54%	to	0.29%
2021	0.00%	to	0.25%	274,453	66.16	to	54.04	16,435,748	1.74%	24.51%	to	24.20%
2020	0.00%	to	0.25%	297,613	53.14	to	43.51	13,921,528	2.21%	0.98%	to	0.73%
2019	0.00%	to	0.25%	522,839	52.62	to	43.20	24,525,906	2.13%	27.03%	to	26.72%
American Funds Insurance Series(R) - Asset Allocation Fund: Class 2 (AMVAA2)
2023	0.00%	to	0.25%	471,981	27.89	to	26.78	12,908,320	2.20%	14.27%	to	13.98%
2022	0.00%	to	0.25%	553,881	24.40	to	23.49	13,235,403	1.96%	-13.40%	to	-13.62%
2021	0.00%	to	0.25%	542,524	28.18	to	27.20	14,972,180	1.53%	15.10%	to	14.81%
2020	0.00%	to	0.25%	573,430	24.48	to	23.69	13,753,760	1.63%	12.46%	to	12.18%
2019	0.00%	to	0.25%	662,559	21.77	to	21.12	14,089,699	2.03%	21.23%	to	20.93%
American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 2 (AMVBC2)
2023	0.00%	to	0.20%	14,457	11.62	to	11.59	167,642	6.08%	17.29%	to	17.05%
2022	0.00%			1,365	9.91			13,528	0.00%	-0.89%		*	***
American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)
2023	0.00%			24,295	11.58			281,255	1.94%	16.97%
2022	0.00%			14,976	9.90			148,217	2.33%	-1.03%		*	***

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Funds Insurance Series(R) - The Bond Fund of America: Class 2 (AMVBD2)
2023	0.10%	to	0.20%	3,712,887	14.44	to	14.21	53,617,038	3.49%	4.91%	to	4.81%
2022	0.10%	to	0.25%	3,757,406	13.76	to	13.45	51,708,841	2.95%	-12.67%	to	-12.80%
2021	0.10%	to	0.25%	3,807,023	15.76	to	15.43	59,991,619	1.41%	-0.41%	to	-0.56%
2020	0.10%	to	0.25%	3,852,883	15.83	to	15.51	60,963,144	2.05%	9.62%	to	9.46%
2019	0.00%	to	0.25%	4,889,291	14.61	to	14.17	70,574,452	2.57%	9.36%	to	9.08%
American Funds Insurance Series(R) - Capital World Bond Fund: Class 2 (AMVGB2)
2023	0.00%	to	0.25%	413,717	9.61	to	9.50	3,958,448	0.00%	6.14%	to	5.87%
2022	0.00%	to	0.25%	466,708	9.05	to	8.97	4,208,894	0.24%	-17.69%	to	-17.90%
2021	0.00%	to	0.25%	430,794	11.00	to	10.93	4,717,360	2.01%	-4.92%	to	-5.16%
2020	0.00%	to	0.25%	255,848	11.57	to	11.52	2,951,907	2.41%	9.90%	to	9.62%	****
American Funds Insurance Series(R) - Growth-Income Fund: Class 2 (AMVGI2)
2023	0.00%	to	0.20%	138,696	16.32	to	16.16	2,261,997	1.43%	26.14%	to	25.89%
2022	0.00%	to	0.25%	129,393	12.93	to	12.82	1,673,313	1.33%	-16.49%	to	-16.70%
2021	0.00%	to	0.25%	104,260	15.49	to	15.39	1,614,656	1.18%	24.10%	to	23.79%
2020	0.00%	to	0.25%	93,725	12.48	to	12.43	1,169,808	2.16%	13.55%	to	13.26%
2019	0.25%			609	10.97			6,683	1.01%	9.75%		*	***
American Funds Insurance Series(R) - Growth Fund: Class 2 (AMVGR2)
2023	0.00%	to	0.25%	1,006,100	52.34	to	50.29	51,545,919	0.36%	38.48%	to	38.14%
2022	0.00%	to	0.25%	1,108,707	37.80	to	36.41	40,988,066	0.33%	-29.94%	to	-30.11%
2021	0.00%	to	0.25%	1,070,176	53.95	to	52.09	56,308,810	0.22%	21.99%	to	21.68%
2020	0.00%	to	0.25%	1,151,502	44.22	to	42.81	49,555,520	0.32%	52.08%	to	51.70%
2019	0.00%	to	0.25%	1,167,629	29.08	to	28.22	33,043,364	0.76%	30.77%	to	30.45%
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 2 (AMVGS2)
2023	0.00%	to	0.25%	166,893	21.44	to	20.60	3,477,272	0.28%	16.17%	to	15.88%
2022	0.00%	to	0.25%	153,871	18.46	to	17.78	2,761,182	0.00%	-29.55%	to	-29.73%
2021	0.00%	to	0.25%	137,954	26.20	to	25.30	3,522,508	0.00%	6.74%	to	6.47%
2020	0.00%	to	0.25%	117,032	24.54	to	23.76	2,794,726	0.18%	29.72%	to	29.40%
2019	0.00%	to	0.25%	144,805	18.92	to	18.36	2,666,654	0.17%	31.52%	to	31.19%
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
2023	0.00%			3,907	10.83			42,302	0.02%	8.27%		*	***
American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2 (AMVGV2)
2023	0.00%	to	0.20%	5,945	9.85	to	9.81	58,429	2.01%	2.89%	to	2.68%
2022	0.00%	to	0.25%	9,123	9.57	to	9.55	87,160	3.48%	-4.31%	to	-4.47%	****
American Funds Insurance Series(R) - International Fund: Class 2 (AMVI2)
2023	0.00%	to	0.25%	1,318,669	15.75	to	15.26	20,414,295	1.24%	15.84%	to	15.56%
2022	0.00%	to	0.25%	1,582,881	13.59	to	13.20	21,155,519	1.70%	-20.79%	to	-20.98%
2021	0.00%	to	0.25%	1,667,203	17.16	to	16.71	28,123,655	2.42%	-1.50%	to	-1.74%
2020	0.00%	to	0.25%	1,744,578	17.42	to	17.01	29,888,214	0.67%	13.97%	to	13.69%
2019	0.00%	to	0.25%	1,839,312	15.29	to	14.96	27,674,405	1.51%	22.88%	to	22.58%
American Funds Insurance Series(R) - New World Fund: Class 2 (AMVNW2)
2023	0.00%	to	0.25%	706,916	17.52	to	17.18	12,273,106	1.57%	16.00%	to	15.71%
2022	0.00%	to	0.25%	635,585	15.10	to	14.85	9,512,091	1.22%	-22.10%	to	-22.29%
2021	0.00%	to	0.25%	2,507,093	19.38	to	19.11	48,299,694	0.87%	4.92%	to	4.66%
2020	0.00%	to	0.25%	2,379,885	18.48	to	18.26	43,742,283	0.06%	23.58%	to	23.27%
2019	0.00%	to	0.25%	268,304	14.95	to	14.81	3,981,479	1.22%	29.14%	to	28.82%
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)
2023	0.10%	to	0.20%	56,774	37.27	to	36.49	2,108,937	5.58%	11.23%	to	11.12%
2022	0.10%	to	0.25%	73,715	33.51	to	32.50	2,455,963	5.09%	-11.29%	to	-11.42%
2021	0.10%	to	0.25%	93,320	37.77	to	36.69	3,507,061	5.14%	5.60%	to	5.44%
2020	0.00%	to	0.25%	112,418	36.43	to	34.80	3,991,717	5.39%	2.48%	to	2.23%
2019	0.00%	to	0.25%	98,275	35.55	to	34.04	3,388,420	4.91%	14.45%	to	14.16%
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)
2023	0.00%	to	0.25%	1,576,768	14.63	to	14.29	22,793,478	6.49%	13.21%	to	12.93%
2022	0.00%	to	0.25%	1,602,446	12.92	to	12.66	20,476,202	5.24%	-10.35%	to	-10.57%
2021	0.00%	to	0.25%	1,634,147	14.41	to	14.15	23,317,657	4.49%	5.34%	to	5.08%
2020	0.00%	to	0.25%	1,529,228	13.68	to	13.47	20,708,453	5.28%	7.27%	to	7.00%
2019	0.00%	to	0.25%	1,556,089	12.76	to	12.59	19,672,675	5.46%	15.29%	to	15.00%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)
2023	0.00%	to	0.25%	439,543	25.81	to	14.03	9,700,514	2.14%	12.60%	to	12.32%
2022	0.00%	to	0.25%	448,371	22.93	to	12.49	9,135,343	0.00%	-15.99%	to	-16.20%
2021	0.00%	to	0.25%	498,612	27.29	to	14.90	12,026,039	0.78%	6.55%	to	6.28%
2020	0.00%	to	0.25%	480,157	25.61	to	14.02	11,095,739	1.17%	20.80%	to	20.50%
2019	0.00%	to	0.25%	509,702	21.20	to	11.64	9,771,507	1.16%	17.83%	to	17.54%
BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class II (MLVLC2)
2023	0.10%	to	0.20%	22,623	49.93	to	49.00	1,111,165	0.73%	24.90%	to	24.78%
2022	0.10%	to	0.20%	23,418	39.97	to	39.27	921,861	0.80%	-20.25%	to	-20.33%
2021	0.10%	to	0.20%	23,705	50.12	to	49.29	1,171,120	1.34%	28.07%	to	27.95%
2020	0.00%	to	0.20%	24,912	39.75	to	38.53	962,124	0.80%	19.66%	to	19.42%
2019	0.00%	to	0.25%	54,258	33.22	to	32.03	1,756,475	1.29%	28.67%	to	28.34%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2023	0.00%	to	0.25%	54,137	75.00	to	49.10	3,192,810	0.71%	20.97%	to	20.67%
2022	0.00%	to	0.25%	62,655	62.00	to	40.69	3,025,774	0.65%	-18.06%	to	-18.27%
2021	0.00%	to	0.25%	81,013	75.67	to	49.79	4,683,481	0.43%	27.13%	to	26.81%
2020	0.00%	to	0.25%	436,455	59.52	to	39.26	24,714,500	0.78%	23.69%	to	23.38%
2019	0.00%	to	0.25%	482,959	48.12	to	31.82	22,238,731	1.17%	36.10%	to	35.76%
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2023	0.00%			24,577	40.56			996,932	0.33%	9.28%
2022	0.00%			25,586	37.12			949,717	0.00%	-16.62%
2021	0.00%			30,022	44.52			1,336,502	0.11%	16.46%
2020	0.00%			33,924	38.23			1,296,751	0.62%	19.89%
2019	0.00%			37,209	31.88			1,186,335	0.00%	21.78%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2023	0.00%	to	0.25%	14,354,276	74.51	to	50.39	831,802,571	1.42%	25.93%	to	25.61%
2022	0.00%	to	0.25%	17,631,778	59.17	to	40.11	799,892,882	1.35%	-18.32%	to	-18.52%
2021	0.00%	to	0.25%	18,012,070	72.44	to	49.23	997,251,899	1.15%	28.41%	to	28.09%
2020	0.00%	to	0.25%	18,895,784	56.41	to	38.43	811,042,302	1.60%	18.01%	to	17.71%
2019	0.00%	to	0.25%	18,394,093	47.80	to	32.65	669,548,652	1.70%	31.18%	to	30.86%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2023	0.00%	to	0.10%	268,923	55.56	to	39.52	14,800,893	0.73%	23.82%	to	23.70%
2022	0.00%	to	0.10%	291,014	44.87	to	31.95	12,945,418	0.53%	-22.87%	to	-22.95%
2021	0.00%	to	0.10%	313,751	58.18	to	41.46	18,108,306	0.76%	27.00%	to	26.87%
2020	0.00%	to	0.10%	346,524	45.81	to	32.68	15,685,517	1.08%	24.14%	to	24.02%
2019	0.00%	to	0.25%	366,776	36.90	to	23.53	13,371,760	1.46%	34.36%	to	34.02%
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Initial Shares (DVMCS)
2023	0.00%	to	0.25%	23,833	61.31	to	58.12	1,414,008	0.87%	18.31%	to	18.02%
2022	0.00%	to	0.25%	40,900	51.82	to	49.25	2,041,656	0.74%	-14.08%	to	-14.29%
2021	0.00%	to	0.25%	42,610	60.31	to	57.46	2,477,026	0.73%	25.88%	to	25.57%
2020	0.00%	to	0.25%	59,486	47.91	to	45.76	2,744,403	0.89%	8.11%	to	7.84%
2019	0.00%	to	0.25%	75,349	44.32	to	42.44	3,214,822	0.66%	20.18%	to	19.88%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2023	0.00%	to	0.25%	1,744,064	60.58	to	57.39	102,942,949	1.06%	15.39%	to	15.10%
2022	0.00%	to	0.25%	1,965,893	52.51	to	49.86	100,324,592	0.92%	-16.65%	to	-16.86%
2021	0.00%	to	0.25%	2,859,243	62.99	to	59.97	175,293,823	0.67%	26.14%	to	25.83%
2020	0.00%	to	0.25%	3,052,369	49.94	to	47.66	148,133,011	1.06%	10.64%	to	10.36%
2019	0.00%	to	0.25%	2,550,810	45.14	to	43.19	111,650,145	0.87%	22.21%	to	21.91%
Calvert Variable Products, Inc. - Calvert VP S&P 500 Index Portfolio (CVSPIP)
2023	0.10%			6,170	29.19			180,122	0.97%	25.80%
2022	0.10%	to	0.25%	18,420	23.21	to	22.91	422,723	1.29%	-18.42%	to	-18.54%
2021	0.10%	to	0.25%	26,661	28.45	to	28.12	750,579	1.32%	28.29%	to	28.10%
2020	0.10%	to	0.25%	32,256	22.17	to	21.95	708,700	1.07%	17.98%	to	17.81%
2019	0.10%	to	0.25%	94,734	18.79	to	18.64	1,770,644	1.88%	31.02%	to	30.82%
Schwab Annuity Portfolios - Schwab(R) S&P 500 Index Portfolio (SASP5I)
2023	0.00%	to	0.10%	5,583,486	17.32	to	15.56	87,854,697	1.45%	26.22%	to	26.10%
2022	0.00%	to	0.25%	5,650,190	13.72	to	12.29	69,942,923	1.29%	-18.12%	to	-18.32%
2021	0.00%	to	0.25%	6,563,596	16.75	to	15.05	99,144,530	1.32%	28.67%	to	28.35%
2020	0.00%	to	0.25%	7,486,477	13.02	to	11.72	87,825,581	1.14%	18.28%	to	17.22%	****

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Davis Variable Account Fund, Inc. - Davis Value Portfolio (DAVVL)
2023	0.00%	to	0.25%	203,189	29.23	to	28.07	5,864,103	1.32%	32.63%	to	32.30%
2022	0.00%	to	0.25%	223,269	22.04	to	21.22	4,804,531	1.33%	-20.13%	to	-20.33%
2021	0.00%	to	0.25%	211,113	27.60	to	26.63	5,699,706	0.60%	17.85%	to	17.56%
2020	0.00%	to	0.25%	204,804	23.42	to	22.65	4,710,531	0.72%	11.72%	to	11.44%
2019	0.00%	to	0.25%	229,390	20.96	to	20.33	4,720,052	1.71%	31.17%	to	30.84%
Delaware VIP Trust - Delaware VIP Emerging Markets Series: Service Class (DWVEMS)
2023	0.10%	to	0.20%	328,588	14.27	to	14.10	4,634,922	1.35%	13.33%	to	13.22%
2022	0.10%	to	0.20%	375,196	12.59	to	12.46	4,674,304	3.79%	-27.88%	to	-27.96%
2021	0.10%	to	0.20%	376,860	17.46	to	17.29	6,516,872	0.06%	-3.23%	to	-3.32%
2020	0.00%	to	0.25%	380,523	18.20	to	17.81	6,805,948	0.48%	24.69%	to	24.38%
2019	0.00%	to	0.25%	401,894	14.59	to	14.32	5,773,615	0.39%	22.25%	to	21.95%
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
2023	0.00%	to	0.25%	719,235	26.24	to	25.42	18,528,698	0.67%	9.10%	to	8.82%
2022	0.00%	to	0.25%	857,458	24.05	to	23.36	20,238,465	0.52%	-12.36%	to	-12.57%
2021	0.00%	to	0.25%	861,178	27.44	to	26.72	23,190,699	0.61%	34.01%	to	33.68%
2020	0.00%	to	0.25%	896,753	20.48	to	19.99	18,037,109	1.06%	-2.18%	to	-2.42%
2019	0.00%	to	0.25%	933,346	20.93	to	20.48	19,215,008	0.78%	27.72%	to	27.40%
DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class (DFVEA)
2022	0.00%			1,679	13.12			22,033	0.46%	-13.68%
2021	0.00%			704	15.20			10,703	4.54%	24.37%		*	***
DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)
2023	0.00%			22,997	15.58			358,337	2.35%	14.72%
2022	0.00%			18,291	13.58			248,433	1.79%	-10.96%
2021	0.00%			8,681	15.25			132,417	1.29%	14.20%
2020	0.00%			14,568	13.36			194,578	1.52%	11.29%
2019	0.00%			9,936	12.00			119,248	1.28%	18.12%
DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)
2023	0.00%	to	0.10%	452,625	11.85	to	11.60	5,267,215	3.52%	4.02%	to	3.92%
2022	0.00%	to	0.25%	577,869	11.39	to	11.06	6,460,263	7.50%	-12.45%	to	-12.67%
2021	0.00%	to	0.25%	591,179	13.01	to	12.66	7,546,948	4.36%	5.58%	to	5.32%
2020	0.00%	to	0.25%	626,952	12.32	to	12.02	7,573,340	1.31%	11.72%	to	11.44%
2019	0.00%	to	0.25%	376,703	11.03	to	10.79	4,073,497	1.60%	8.46%	to	8.19%
DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)
2023	0.00%			2,463	15.61			38,440	3.79%	14.11%
2022	0.00%			1,495	13.68			20,449	3.25%	-17.64%
2021	0.00%			1,251	16.61			20,777	2.56%	14.56%
2020	0.00%			1,696	14.50			24,587	3.61%	9.41%
DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)
2023	0.00%			4,436	13.85			61,459	1.32%	17.86%
2022	0.00%			6,449	11.75			75,805	3.37%	-3.46%
2021	0.00%			6,182	12.18			75,269	5.08%	18.11%
2020	0.00%			4,766	10.31			49,129	4.53%	-1.76%		*	***
DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)
2023	0.00%	to	0.10%	889,294	14.43	to	14.41	12,814,732	2.32%	10.92%	to	10.81%
2022	0.00%	to	0.25%	912,888	13.01	to	12.94	11,828,335	2.08%	-4.88%	to	-5.12%
2021	0.00%	to	0.25%	931,888	13.68	to	13.63	12,745,669	1.72%	27.04%	to	26.72%
2020	0.00%	to	0.25%	1,002,523	10.77	to	10.76	10,792,572	2.20%	-1.37%	to	-1.62%
2019	0.20%	to	0.25%	1,081,191	10.94			11,826,151	2.13%	9.38%	to	9.36%	****
DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)
2023	0.00%	to	0.10%	323,045	22.07	to	21.88	7,073,421	1.69%	20.03%	to	19.91%
2022	0.00%	to	0.25%	274,358	18.39	to	18.04	5,001,560	1.32%	-4.21%	to	-4.45%
2021	0.00%	to	0.25%	249,159	19.20	to	18.88	4,746,289	1.67%	39.68%	to	39.33%
2020	0.00%	to	0.25%	164,361	13.74	to	13.55	2,233,405	1.82%	3.98%	to	3.72%
2019	0.20%	to	0.25%	197,182	13.10	to	13.06	2,581,343	1.48%	22.31%	to	22.25%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)
2023	0.00%			45,322	15.79			715,755	2.46%	14.89%
2022	0.00%			32,917	13.75			452,463	3.61%	-14.98%
2021	0.00%			13,452	16.17			217,489	2.24%	10.95%
2020	0.00%			13,532	14.57			197,181	3.12%	8.28%
2019	0.00%			11,797	13.46			158,758	3.80%	20.16%
Deutsche DWS Variable Series II - DWS CROCI(R) U.S. VIP: Class B (SVSLVB)
2023	0.10%			1,009	20.73			20,917	2.39%	20.25%
2022	0.10%			5,707	17.24			98,390	1.72%	-15.75%
2021	0.10%	to	0.20%	1,828	20.46	to	20.25	37,119	1.54%	26.14%	to	26.02%
2020	0.10%	to	0.25%	1,592	16.22	to	15.99	25,620	1.74%	-12.50%	to	-12.63%
2019	0.20%	to	0.25%	1,665	18.38	to	18.30	30,585	1.51%	32.22%	to	32.15%
Deutsche DWS Variable Series II - DWS Small Mid Cap Value VIP: Class B (SVSSVB)
2023	0.10%	to	0.20%	5,391	23.22	to	22.85	125,131	0.80%	14.47%	to	14.36%
2022	0.10%	to	0.20%	5,725	20.29	to	19.98	115,983	0.46%	-16.22%	to	-16.31%
2021	0.10%	to	0.20%	6,055	24.21	to	23.87	146,484	0.85%	29.91%	to	29.78%
2020	0.00%	to	0.20%	6,299	18.89	to	18.39	117,330	1.22%	-1.11%	to	-1.30%
2019	0.00%	to	0.25%	10,664	19.10	to	18.52	198,502	0.35%	20.99%	to	20.69%
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
2023	0.00%	to	0.25%	1,430,451	15.26	to	14.78	21,509,363	8.20%	11.21%	to	10.93%
2022	0.00%	to	0.25%	1,556,108	13.72	to	13.32	20,840,138	4.47%	-2.74%	to	-2.98%
2021	0.00%	to	0.25%	2,314,069	14.11	to	13.73	32,050,768	2.89%	3.63%	to	3.37%
2020	0.00%	to	0.25%	1,903,987	13.61	to	13.29	25,367,931	3.30%	2.00%	to	1.74%
2019	0.00%	to	0.25%	1,943,147	13.35	to	13.06	25,429,132	3.95%	7.08%	to	6.81%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2023	0.00%	to	0.20%	718,118	26.62	to	25.34	18,910,337	2.63%	6.14%	to	5.93%
2022	0.00%	to	0.20%	740,388	25.08	to	23.92	18,381,616	2.58%	-9.28%	to	-9.46%
2021	0.00%	to	0.25%	780,828	27.65	to	26.12	21,379,592	2.66%	-1.40%	to	-1.64%
2020	0.00%	to	0.25%	812,330	28.04	to	26.56	22,440,577	2.78%	8.12%	to	7.85%
2019	0.00%	to	0.25%	870,739	25.93	to	24.63	22,123,687	2.94%	9.44%	to	9.17%
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)
2023	0.00%			66,211	12.28			812,914	1.90%	8.68%
2022	0.00%			70,758	11.30			799,336	1.86%	-13.75%
2021	0.00%			71,964	13.10			942,615	1.69%	18.51%
2020	0.00%			68,791	11.05			760,314	2.64%	0.93%
2019	0.00%			65,636	10.95			718,748	1.97%	20.23%
Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II (FVUS2)
2023	0.00%	to	0.20%	27,695	10.19	to	10.07	280,419	2.95%	4.19%	to	3.98%
2022	0.00%	to	0.25%	44,377	9.78	to	9.66	431,293	1.97%	-12.55%	to	-12.77%
2021	0.00%	to	0.25%	79,357	11.18	to	11.08	884,660	2.40%	-2.04%	to	-2.29%
2020	0.00%	to	0.25%	164,271	11.41	to	11.34	1,872,927	0.34%	5.21%	to	4.95%
2019	0.20%	to	0.25%	5,444	10.81	to	10.80	58,799	2.02%	5.69%	to	5.63%	****
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)
2023	0.00%	to	0.25%	587,828	108.94	to	70.63	46,035,231	0.42%	33.34%	to	33.01%
2022	0.00%	to	0.25%	577,520	81.70	to	53.10	32,957,715	0.38%	-26.38%	to	-26.57%
2021	0.00%	to	0.25%	655,947	110.98	to	72.31	50,687,945	0.05%	27.71%	to	27.39%
2020	0.00%	to	0.25%	673,767	86.90	to	56.77	40,265,968	0.14%	30.43%	to	30.10%
2019	0.00%	to	0.25%	713,280	66.62	to	43.63	32,254,258	0.34%	31.45%	to	31.12%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)
2023	0.00%	to	0.25%	1,296,971	55.27	to	42.38	68,577,885	1.83%	10.53%	to	10.26%
2022	0.00%	to	0.25%	1,383,337	50.00	to	38.43	65,961,627	1.81%	-5.09%	to	-5.32%
2021	0.00%	to	0.25%	1,453,165	52.68	to	40.59	73,227,880	1.81%	24.83%	to	24.52%
2020	0.00%	to	0.25%	1,516,795	42.20	to	32.60	61,255,632	1.74%	6.55%	to	6.28%
2019	0.00%	to	0.25%	1,602,889	39.61	to	30.68	60,842,692	1.89%	27.32%	to	27.01%
Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)
2023	0.00%	to	0.25%	761,402	12.07	to	11.90	9,129,238	1.95%	9.61%	to	9.34%
2022	0.00%	to	0.25%	1,017,714	11.01	to	10.88	11,141,492	1.67%	-20.26%	to	-20.46%
2021	0.00%	to	0.25%	998,192	13.81	to	13.68	13,708,334	1.97%	-2.28%	to	-2.53%
2020	0.00%	to	0.25%	1,016,041	14.13	to	14.03	14,285,086	0.87%	31.17%	to	30.85%
2019	0.00%	to	0.25%	841,122	10.77	to	10.73	9,029,597	1.94%	29.30%	to	28.98%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2005 Portfolio: Service Class (FF05S)
2023	0.10%			14,601	17.59			256,844	3.76%	7.74%
2022	0.10%	to	0.25%	21,208	16.33	to	16.03	345,500	2.10%	-12.55%	to	-12.68%
2021	0.10%	to	0.25%	35,022	18.67	to	18.36	652,397	0.68%	3.91%	to	3.76%
2020	0.20%	to	0.25%	88,272	17.79	to	17.70	1,568,930	1.37%	10.85%	to	10.80%
2019	0.20%	to	0.25%	81,637	16.05	to	15.97	1,309,056	2.03%	13.48%	to	13.42%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
2023	0.00%	to	0.10%	88,157	26.38	to	25.90	2,321,159	3.55%	9.28%	to	9.17%
2022	0.00%	to	0.25%	118,512	24.15	to	23.10	2,855,398	2.08%	-13.57%	to	-13.78%
2021	0.00%	to	0.25%	129,361	27.94	to	26.80	3,602,861	0.92%	5.79%	to	5.53%
2020	0.00%	to	0.25%	132,543	26.41	to	25.39	3,487,832	1.58%	12.39%	to	12.11%
2019	0.00%	to	0.25%	92,267	23.49	to	22.65	2,159,450	2.02%	16.00%	to	15.71%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2015 Portfolio: Service Class (FF15S)
2023	0.00%	to	0.25%	290,963	22.03	to	21.19	6,305,032	3.50%	10.86%	to	10.58%
2022	0.00%	to	0.25%	420,417	19.88	to	19.16	8,198,932	2.04%	-14.66%	to	-14.88%
2021	0.00%	to	0.25%	423,663	23.29	to	22.51	9,696,310	1.02%	7.59%	to	7.32%
2020	0.00%	to	0.25%	386,635	21.65	to	20.97	8,216,246	1.19%	13.62%	to	13.33%
2019	0.00%	to	0.25%	402,085	19.05	to	18.51	7,529,801	2.19%	18.21%	to	17.92%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
2023	0.00%	to	0.25%	833,285	30.49	to	29.10	24,990,426	3.07%	12.34%	to	12.06%
2022	0.00%	to	0.25%	924,217	27.14	to	25.97	24,650,696	2.01%	-15.83%	to	-16.04%
2021	0.00%	to	0.25%	1,030,834	32.24	to	30.93	32,664,957	1.00%	9.47%	to	9.19%
2020	0.00%	to	0.25%	1,053,955	29.45	to	28.32	30,428,501	1.12%	14.92%	to	14.63%
2019	0.00%	to	0.25%	1,214,585	25.63	to	24.71	30,549,618	2.07%	20.01%	to	19.71%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2025 Portfolio: Service Class (FF25S)
2023	0.00%	to	0.25%	1,119,836	24.79	to	23.84	27,236,369	2.62%	13.48%	to	13.20%
2022	0.00%	to	0.25%	1,630,226	21.84	to	21.06	34,796,924	1.96%	-16.51%	to	-16.72%
2021	0.00%	to	0.25%	1,635,708	26.16	to	25.28	41,880,095	1.00%	10.71%	to	10.43%
2020	0.00%	to	0.25%	1,529,307	23.63	to	22.90	35,296,273	1.16%	15.83%	to	15.54%
2019	0.00%	to	0.25%	1,583,389	20.40	to	19.82	31,582,966	1.84%	21.70%	to	21.39%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
2023	0.00%	to	0.25%	1,612,997	35.30	to	33.69	55,760,482	2.35%	14.56%	to	14.27%
2022	0.00%	to	0.25%	1,856,438	30.81	to	29.48	55,940,230	1.87%	-16.94%	to	-17.15%
2021	0.00%	to	0.25%	1,723,102	37.10	to	35.59	62,563,200	1.03%	12.24%	to	11.96%
2020	0.00%	to	0.25%	1,582,394	33.05	to	31.78	51,141,507	1.22%	16.76%	to	16.47%
2019	0.00%	to	0.25%	1,438,640	28.31	to	27.29	39,834,941	2.03%	24.37%	to	24.06%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2035 Portfolio: Service Class (FF35S)
2023	0.00%	to	0.25%	1,100,288	15.24	to	15.02	16,639,518	1.95%	16.71%	to	16.42%
2022	0.00%	to	0.25%	834,563	13.06	to	12.90	10,819,194	1.75%	-17.75%	to	-17.96%
2021	0.00%	to	0.25%	634,527	15.87	to	15.73	10,001,782	1.01%	15.32%	to	15.03%
2020	0.00%	to	0.25%	500,779	13.77	to	13.67	6,855,239	1.22%	18.15%	to	17.85%
2019	0.00%	to	0.25%	320,893	11.65	to	11.60	3,724,080	2.87%	27.33%	to	27.01%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2040 Portfolio: Service Class (FF40S)
2023	0.00%	to	0.25%	1,296,366	32.83	to	31.73	41,716,300	1.52%	18.77%	to	18.47%
2022	0.00%	to	0.25%	1,017,073	27.64	to	26.78	27,526,076	1.56%	-18.30%	to	-18.51%
2021	0.00%	to	0.25%	980,516	33.84	to	32.87	32,493,805	0.88%	17.68%	to	17.39%
2020	0.00%	to	0.25%	901,286	28.75	to	28.00	25,365,065	0.96%	19.16%	to	18.86%
2019	0.00%	to	0.25%	849,519	24.13	to	23.55	20,086,136	1.81%	28.39%	to	28.07%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2045 Portfolio: Service Class (FF45S)
2023	0.00%	to	0.25%	323,086	15.95	to	15.73	5,113,462	1.53%	19.33%	to	19.03%
2022	0.00%	to	0.25%	129,884	13.37	to	13.21	1,723,623	1.63%	-18.30%	to	-18.51%
2021	0.00%	to	0.25%	92,183	16.36	to	16.21	1,498,498	1.05%	17.69%	to	17.40%
2020	0.00%	to	0.25%	55,372	13.90	to	13.81	765,132	1.12%	19.18%	to	18.88%
2019	0.00%	to	0.25%	27,896	11.67	to	11.62	329,628	2.87%	28.40%	to	28.08%	****
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2050 Portfolio: Service Class (FF50S)
2023	0.00%	to	0.25%	384,354	17.79	to	17.49	6,767,365	1.46%	19.36%	to	19.07%
2022	0.00%	to	0.25%	294,572	14.90	to	14.69	4,343,914	1.68%	-18.35%	to	-18.56%
2021	0.00%	to	0.25%	133,170	18.25	to	18.04	2,408,104	0.81%	17.73%	to	17.44%
2020	0.00%	to	0.25%	144,326	15.50	to	15.36	2,219,797	1.21%	19.17%	to	18.88%
2019	0.00%	to	0.25%	81,668	13.01	to	12.92	1,056,286	1.72%	28.39%	to	28.07%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2055 Portfolio: Service Class (FF55S)
2023	0.00%	to	0.25%	41,892	15.08	to	14.91	629,827	1.63%	19.40%	to	19.11%
2022	0.00%	to	0.25%	26,534	12.63	to	12.52	334,411	1.20%	-18.36%	to	-18.56%
2021	0.00%	to	0.25%	23,476	15.47	to	15.37	362,741	2.24%	17.72%	to	17.43%
2020	0.00%	to	0.25%	1,635	13.14	to	13.09	21,393	1.02%	19.11%	to	18.81%
2019	0.25%			111	11.02			1,223	1.70%	10.16%		*	***
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2060 Portfolio: Service Class (FF60S)
2023	0.00%	to	0.25%	108,700	15.09	to	14.92	1,631,759	1.28%	19.30%	to	19.01%
2022	0.00%	to	0.25%	93,141	12.65	to	12.53	1,173,931	1.68%	-18.27%	to	-18.47%
2021	0.00%	to	0.25%	46,147	15.48	to	15.37	713,233	1.31%	17.62%	to	17.33%
2020	0.00%	to	0.25%	26,316	13.16	to	13.10	345,063	2.95%	19.22%	to	18.92%
2019	0.25%			111	11.02			1,223	1.72%	10.18%		*	***
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2065 Portfolio: Service Class (FF65S)
2023	0.00%	to	0.20%	2,150	10.46	to	10.40	22,386	1.94%	19.29%	to	19.05%
2022	0.10%			865	8.75			7,571	1.54%	-18.40%
2021	0.10%			655	10.73			7,026	1.23%	7.27%		*	***
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class (FFINS)
2023	0.00%	to	0.20%	83,459	15.90	to	15.49	1,308,705	4.37%	7.60%	to	4.00%
2022	0.10%	to	0.25%	85,139	14.57	to	14.31	1,237,650	2.05%	-12.14%	to	-12.28%
2021 (as restated)	0.10%	to	0.25%	96,614	16.58	to	16.31	1,598,542	0.83%	3.06%	to	2.91%
2020 (as restated)	0.20%	to	0.25%	121,417	15.93	to	15.85	1,932,596	1.29%	10.16%	to	10.11%
2019 (as restated)	0.20%	to	0.25%	120,811	14.46	to	14.39	1,745,720	2.49%	11.65%	to	11.59%
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class (FGOS)
2023	0.10%			8,719	64.83			565,221	0.00%	45.37%
2022	0.10%			8,934	44.60			398,414	0.00%	-38.27%
2021	0.10%			9,107	72.25			657,959	0.00%	11.72%
2020	0.10%			10,483	64.67			677,948	0.01%	68.33%
2019	0.10%	to	0.25%	9,975	38.42	to	43.11	409,326	0.05%	40.56%	to	40.35%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)
2023	0.00%	to	0.25%	2,392,899	98.90	to	54.99	189,511,395	0.04%	36.09%	to	35.76%
2022	0.00%	to	0.25%	2,220,927	72.67	to	40.51	132,680,427	0.51%	-24.52%	to	-24.71%
2021	0.00%	to	0.25%	2,443,139	96.29	to	53.80	189,226,861	0.00%	23.08%	to	22.77%
2020	0.00%	to	0.25%	2,625,642	78.23	to	43.82	164,646,718	0.06%	43.75%	to	43.39%
2019	0.00%	to	0.25%	2,682,726	54.42	to	30.56	117,329,092	0.16%	34.18%	to	33.85%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)
2023	0.00%	to	0.10%	420,699	25.29	to	24.58	10,493,723	5.74%	10.50%	to	10.39%
2022	0.00%	to	0.10%	432,766	22.89	to	22.27	9,775,065	5.04%	-11.56%	to	-11.65%
2021	0.00%	to	0.25%	437,536	25.88	to	31.37	11,191,388	5.26%	4.50%	to	4.24%
2020	0.00%	to	0.25%	402,005	24.77	to	30.09	10,751,416	4.82%	2.65%	to	2.39%
2019	0.00%	to	0.25%	480,498	24.13	to	29.39	12,669,205	5.21%	14.92%	to	14.63%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
2023	0.00%	to	0.25%	7,517,836	19.76	to	18.76	145,154,333	2.57%	6.12%	to	5.86%
2022	0.00%	to	0.25%	7,799,075	18.62	to	17.73	141,621,717	2.15%	-13.03%	to	-13.24%
2021	0.00%	to	0.25%	8,485,983	21.41	to	20.43	176,979,449	2.04%	-0.72%	to	-0.97%
2020	0.00%	to	0.25%	8,359,975	21.56	to	20.63	175,571,019	2.15%	9.25%	to	8.98%
2019	0.00%	to	0.25%	8,807,134	19.74	to	18.93	169,500,548	2.61%	9.58%	to	9.31%
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)
2023	0.00%			119,844	44.90			5,380,876	1.54%	26.19%
2022	0.00%			97,322	35.58			3,462,677	1.54%	-18.21%
2021	0.00%			74,499	43.50			3,240,890	0.69%	28.58%
2020	0.00%			40,491	33.83			1,369,972	2.05%	18.24%
2019	0.20%	to	0.25%	2,881,385	27.94	to	27.77	80,428,299	1.95%	31.09%	to	31.02%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2023	0.00%	to	0.25%	392,894	88.74	to	84.28	34,692,034	0.51%	15.00%	to	14.72%
2022	0.00%	to	0.25%	424,378	77.17	to	73.46	32,524,294	0.40%	-14.85%	to	-15.07%
2021	0.00%	to	0.25%	455,311	90.63	to	86.50	40,983,181	0.52%	25.51%	to	25.19%
2020	0.00%	to	0.25%	501,684	72.21	to	69.09	35,899,841	0.56%	18.04%	to	17.74%
2019	0.00%	to	0.25%	609,632	61.18	to	58.68	36,834,267	0.77%	23.35%	to	23.04%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class (FMMP)
2023	0.10%			104,768	11.08			1,160,475	4.79%	4.81%
2022	0.10%	to	0.25%	414,328	10.57	to	10.47	4,375,775	1.55%	1.35%	to	1.20%
2021	0.10%			206,171	10.43			2,149,993	0.01%	-0.09%
2020	0.20%	to	0.25%	715,310	10.39	to	10.37	7,431,845	0.31%	0.12%	to	0.07%
2019	0.20%	to	0.25%	1,268,832	10.38	to	10.36	13,167,512	1.89%	1.82%	to	1.77%
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2023	0.00%			304,793	28.67			8,737,461	2.45%	0.70%
2022	0.00%			417,439	28.47			11,883,395	2.33%	62.87%
2021	0.00%			295,154	17.48			5,158,974	2.30%	54.83%
2020	0.00%			271,837	11.29			3,068,839	2.53%	-32.88%
2019	0.00%			281,564	16.82			4,735,763	1.79%	9.82%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
2023	0.00%	to	0.25%	542,847	36.27	to	26.46	19,399,987	0.94%	20.41%	to	20.11%
2022	0.00%	to	0.25%	560,131	30.13	to	22.03	16,658,704	0.99%	-24.58%	to	-24.77%
2021	0.00%	to	0.25%	587,029	39.95	to	29.28	23,116,706	0.45%	19.57%	to	19.27%
2020	0.00%	to	0.25%	614,677	33.41	to	24.55	20,204,014	0.35%	15.49%	to	15.21%
2019	0.00%	to	0.25%	654,246	28.93	to	21.31	18,485,488	1.63%	27.67%	to	27.35%
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)
2023	0.00%	to	0.25%	199,983	12.38	to	12.47	2,493,771	2.54%	11.09%	to	10.81%
2022	0.00%	to	0.25%	218,681	11.15	to	11.25	2,454,544	1.46%	-27.62%	to	-27.80%
2021	0.00%	to	0.25%	185,159	15.40	to	15.59	2,875,132	0.78%	38.86%	to	38.51%
2020	0.00%	to	0.25%	312,440	11.09	to	11.25	3,507,328	2.29%	-6.61%	to	-6.84%
2019	0.00%	to	0.25%	252,550	11.88	to	12.08	3,044,368	1.84%	23.09%	to	22.78%
Fidelity Variable Insurance Products Fund - VIP Bond Index Portfolio: Service Class (FVBIS)
2023	0.00%			171	9.82			1,683	0.44%	5.23%
2021	0.00%			354	10.76			3,807	0.96%	-2.05%		*	***
Fidelity Variable Insurance Products Fund - VIP Extended Market Index Portfolio: Service Class (FVEMIS)
2023	0.00%			835	14.39			12,019	2.03%	17.34%
2022	0.00%			567	12.26			6,952	2.70%	-18.22%
2021	0.00%			47	14.99			705	1.29%	21.16%		*	***
Fidelity Variable Insurance Products Fund - VIP International Index Portfolio: Service Class (FVIIS)
2023	0.00%			1,171	12.34			14,441	3.28%	16.04%
2022	0.00%			947	10.63			10,067	2.99%	-16.13%
2021	0.00%			221	12.68			2,801	3.92%	7.65%		*	***
Fidelity Variable Insurance Products Fund - VIP Total Market Index Portfolio: Service Class (FVMIS)
2023	0.00%			16,760	16.79			281,390	1.07%	25.94%
2022	0.00%			16,683	13.33			222,404	1.31%	-19.33%
2021	0.00%			16,494	16.53			272,582	0.92%	25.55%
2020	0.00%			16,383	13.16			215,642	1.48%	20.20%		*	***
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2023	0.00%	to	0.20%	145,576	60.54	to	57.98	8,744,402	1.28%	20.77%	to	20.53%
2022	0.00%	to	0.20%	117,118	50.13	to	48.10	5,829,933	1.13%	-7.19%	to	-7.38%
2021	0.00%			79,231	54.02			4,279,740	1.44%	33.48%
2020	0.00%			78,676	40.47			3,183,854	1.13%	8.18%
2019	0.00%	to	0.10%	114,054	37.41	to	36.75	4,265,220	1.74%	34.29%	to	34.16%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
2023	0.00%			12,504	11.69			146,214	1.15%	20.61%
2022	0.00%			4,699	9.70			45,557	0.14%	-3.05%		*	***
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
2023	0.00%			226,360	12.94			2,929,860	2.02%	12.62%
2022	0.00%			263,948	11.49			3,033,480	2.58%	-21.98%
2021	0.00%			230,532	14.73			3,395,991	0.88%	-5.74%
2020	0.00%			232,202	15.63			3,628,886	4.04%	17.18%
2019	0.00%			259,597	13.34			3,462,071	0.98%	26.70%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2023	0.00%			22,491	21.37			480,605	1.42%	14.61%
2022	0.00%			25,188	18.64			469,617	1.53%	-16.00%
2021	0.00%			31,055	22.20			689,289	1.70%	11.68%
2020	0.00%			30,172	19.87			599,638	1.46%	11.74%
2019	0.00%			34,651	17.79			616,284	3.51%	19.86%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)
2023	0.00%	to	0.25%	783,529	10.56	to	9.26	7,367,556	0.00%	3.19%	to	2.94%
2022	0.00%	to	0.25%	776,061	10.23	to	9.00	7,071,471	0.00%	-4.85%	to	-5.09%
2021	0.00%	to	0.25%	1,391,217	10.75	to	9.48	13,336,947	0.00%	-4.62%	to	-4.86%
2020	0.00%	to	0.25%	1,366,885	11.27	to	9.97	13,745,297	8.75%	-5.07%	to	-5.31%
2019	0.00%	to	0.25%	1,733,956	11.88	to	10.52	18,372,589	6.96%	2.26%	to	2.00%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2023	0.00%	to	0.20%	245,827	15.94	to	15.43	3,917,975	0.00%	2.88%	to	2.68%
2022	0.00%	to	0.20%	280,239	15.50	to	15.03	4,341,386	0.00%	-4.95%	to	-5.14%
2021	0.00%	to	0.20%	313,941	16.30	to	15.84	5,116,994	0.00%	-4.99%	to	-5.18%
2020	0.00%	to	0.20%	319,287	17.16	to	16.71	5,477,691	8.61%	-5.28%	to	-5.47%
2019	0.00%	to	0.25%	329,117	18.12	to	17.57	5,960,041	6.93%	2.01%	to	1.76%
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
2023	0.00%			196,286	26.79			5,259,366	5.06%	8.62%
2022	0.00%			222,539	24.67			5,489,452	4.72%	-5.47%
2021	0.00%			215,985	26.10			5,636,309	4.69%	16.75%
2020	0.00%			237,678	22.35			5,312,353	5.95%	0.69%
2019	0.00%			286,791	22.20			6,365,907	5.32%	16.06%
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)
2023	0.00%	to	0.20%	14,470	24.86	to	24.08	351,560	2.13%	20.31%	to	20.07%
2022	0.00%	to	0.25%	13,973	20.66	to	19.90	282,194	0.98%	-4.75%	to	-4.99%
2021	0.00%	to	0.25%	26,714	21.69	to	20.95	564,885	2.59%	19.13%	to	18.83%
2020	0.00%	to	0.25%	36,927	18.21	to	17.63	656,398	2.33%	-4.46%	to	-4.70%
2019	0.00%	to	0.25%	60,561	19.06	to	18.50	1,126,573	1.58%	24.37%	to	24.06%
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)
2020	0.00%			334,358	55.63			18,600,777	1.49%	16.23%
2019	0.00%			372,542	47.86			17,831,352	1.48%	29.58%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)
2023	0.00%	to	0.25%	246,136	44.16	to	42.15	10,643,821	0.53%	12.75%	to	12.46%
2022	0.00%	to	0.25%	306,940	39.17	to	37.47	11,730,058	0.97%	-10.06%	to	-10.29%
2021	0.00%	to	0.25%	273,764	43.55	to	41.77	11,582,049	1.02%	25.37%	to	25.05%
2020	0.00%	to	0.25%	248,661	34.74	to	33.40	8,381,662	1.55%	5.19%	to	4.93%
2019	0.00%	to	0.25%	293,223	33.02	to	31.84	9,391,133	1.15%	26.35%	to	26.03%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)
2023	0.00%			152,605	73.40			11,200,474	0.73%	13.02%
2022	0.00%			162,340	64.94			10,542,265	1.23%	-9.82%
2021	0.00%			172,759	72.01			12,439,969	1.12%	25.67%
2020	0.00%			169,810	57.30			9,730,008	1.72%	5.41%
2019	0.00%			184,863	54.36			10,049,137	1.27%	26.72%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)
2023	0.00%			22,742	33.42			759,988	3.38%	21.09%
2022	0.00%			23,562	27.60			650,229	3.40%	-7.39%
2021	0.00%			25,861	29.80			770,587	2.02%	4.44%
2020	0.00%			26,975	28.53			769,644	3.60%	-0.92%
2019	0.00%			28,545	28.80			821,964	2.00%	12.84%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
2023	0.00%	to	0.25%	303,692	30.02	to	28.46	8,986,464	3.22%	20.76%	to	20.46%
2022	0.00%	to	0.25%	359,594	24.86	to	23.63	8,776,402	3.11%	-7.61%	to	-7.84%
2021	0.00%	to	0.25%	399,213	26.91	to	25.64	10,522,468	1.88%	4.16%	to	3.90%
2020	0.00%	to	0.25%	454,905	25.83	to	24.68	11,483,105	3.33%	-1.16%	to	-1.40%
2019	0.00%	to	0.25%	538,139	26.14	to	25.03	13,722,522	1.76%	12.53%	to	12.25%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Institutional Shares (GVCSE)
2023	0.00%	to	0.20%	53,874	26.47	to	25.92	1,417,658	0.98%	19.28%	to	19.04%
2022	0.00%	to	0.25%	60,235	22.20	to	21.67	1,325,154	0.30%	-19.38%	to	-19.58%
2021	0.00%	to	0.25%	62,992	27.53	to	26.94	1,718,724	0.47%	23.79%	to	23.48%
2020	0.00%	to	0.25%	70,551	22.24	to	21.82	1,552,442	0.24%	8.58%	to	8.31%
2019	0.00%	to	0.25%	67,651	20.48	to	20.14	1,369,606	0.46%	24.84%	to	24.53%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)
2023	0.00%			1,547	16.37			25,324	1.80%	15.57%
2022	0.00%			1,455	14.17			20,613	0.00%	-19.16%
2021	0.00%			1,661	17.53			29,109	0.00%	16.17%
2020	0.00%			1,513	15.09			22,824	0.16%	4.11%
2019	0.00%			3,776	14.49			54,713	1.15%	11.94%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Growth Fund: Service Shares (GVGOPS)
2023	0.10%	to	0.20%	18,921	33.55	to	33.13	627,004	0.00%	18.33%	to	18.21%
2022	0.20%			26,999	28.03			756,674	0.00%	-26.45%
2021	0.20%			36,294	38.11			1,382,996	0.00%	11.26%
2020	0.20%			35,712	34.25			1,223,147	0.00%	44.02%
2019	0.20%	to	0.25%	32,955	23.78	to	23.68	783,175	0.00%	33.80%	to	33.73%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Value Fund: Institutional Shares (GVMCE)
2023	0.10%	to	0.25%	121,686	71.23	to	68.99	8,623,142	0.98%	11.31%	to	11.14%
2022	0.10%	to	0.25%	141,368	63.99	to	62.07	8,968,706	0.62%	-10.08%	to	-10.21%
2021	0.10%	to	0.25%	164,072	71.16	to	69.13	11,479,548	0.45%	30.82%	to	30.62%
2020	0.10%	to	0.25%	185,335	54.40	to	52.92	9,860,309	0.61%	8.29%	to	8.13%
2019	0.10%	to	0.25%	223,376	50.23	to	48.94	10,968,798	0.75%	31.40%	to	31.20%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2023	0.00%			2,484	11.64			28,902	5.82%	7.77%
2022	0.00%			3,143	10.80			33,935	3.71%	-6.54%
2021	0.00%			1,548	11.55			17,883	1.89%	4.84%
2020	0.00%			900	11.02			9,917	2.37%	6.72%
2019	0.00%			406	10.33			4,192	3.36%	8.82%		*	***
Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)
2023	0.00%			17,870	12.83			229,203	2.59%	4.37%
2022	0.00%			28,496	12.29			350,188	1.14%	-3.40%
2021	0.00%			29,278	12.72			372,457	0.00%	8.10%
2020	0.00%			52,824	11.77			621,617	1.42%	7.39%
2019	0.00%			37,683	10.96			412,933	2.25%	5.01%
Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)
2023	0.00%			45,834	41.31			1,893,210	0.00%	40.93%
2022	0.00%			40,536	29.31			1,188,129	0.00%	-31.11%
2021	0.00%			67,127	42.55			2,856,153	0.00%	11.93%
2020	0.00%			75,118	38.01			2,855,589	0.07%	42.35%
2019	0.00%			54,996	26.70			1,468,639	0.00%	36.76%
Invesco - Invesco V.I. Growth and Income Fund: Series I Shares (ACGI)
2023	0.00%	to	0.25%	135,644	34.38	to	33.23	4,590,645	1.48%	12.66%	to	12.38%
2022	0.00%	to	0.25%	157,860	30.52	to	29.57	4,739,120	1.63%	-5.75%	to	-5.99%
2021	0.00%	to	0.25%	159,839	32.38	to	31.45	5,097,474	1.36%	28.51%	to	28.18%
2020	0.00%	to	0.25%	230,665	25.20	to	24.54	5,718,508	2.20%	2.09%	to	1.84%
2019	0.10%	to	0.25%	222,627	24.44	to	24.09	8,260,525	1.86%	25.07%	to	24.88%
Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)
2023	0.00%	to	0.25%	14,697	18.46	to	17.85	265,902	3.46%	10.18%	to	9.90%
2022	0.00%	to	0.25%	31,263	16.76	to	16.24	512,669	3.55%	-9.55%	to	-9.78%
2021	0.00%	to	0.25%	43,995	18.53	to	18.00	802,044	4.62%	4.38%	to	4.12%
2020	0.00%	to	0.25%	68,273	17.75	to	17.29	1,187,481	4.28%	3.32%	to	3.06%
2019	0.00%	to	0.25%	91,988	17.18	to	16.77	1,552,073	2.47%	13.51%	to	13.22%
Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares (AVIE)
2023	0.00%	to	0.25%	873,399	36.93	to	35.16	31,314,554	0.20%	18.15%	to	17.85%
2022	0.00%	to	0.25%	993,367	31.26	to	29.83	30,064,888	1.69%	-18.31%	to	-18.51%
2021	0.00%	to	0.25%	1,089,800	38.26	to	36.61	40,258,272	1.31%	5.89%	to	5.62%
2020	0.00%	to	0.25%	1,050,203	36.14	to	34.66	36,676,103	2.39%	14.00%	to	13.71%
2019	0.00%	to	0.25%	1,085,856	31.70	to	30.48	33,318,795	1.52%	28.57%	to	28.25%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)
2023	0.00%	to	0.20%	4,522	37.04	to	35.69	166,004	0.26%	14.47%	to	14.24%
2022	0.00%	to	0.20%	5,555	32.36	to	31.24	177,683	0.28%	-14.26%	to	-14.43%
2021	0.00%	to	0.20%	9,184	37.75	to	36.51	344,385	0.46%	23.24%	to	23.00%
2020	0.00%	to	0.20%	8,546	30.63	to	29.69	260,436	0.65%	9.25%	to	9.03%
2019	0.00%	to	0.20%	10,468	28.03	to	27.23	290,163	0.51%	25.28%	to	25.03%
Invesco - Invesco V.I. Small Cap Equity Fund: Series I Shares (AVSCE)
2023	0.10%	to	0.20%	6,890	19.44	to	19.26	133,951	0.00%	16.46%	to	16.34%
2022	0.20%	to	0.25%	9,341	16.55	to	16.48	153,937	0.00%	-20.66%	to	-20.70%
2021	0.25%			9,705	20.78			201,690	0.17%	20.10%
2020	0.25%			8,323	17.30			144,020	0.35%	26.93%
2019	0.25%			11,678	13.63			159,206	0.00%	26.28%
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2023	0.00%			82,391	14.46			1,191,062	0.00%	6.63%
2022	0.00%			92,910	13.56			1,259,565	7.48%	-14.35%
2021	0.00%			115,044	15.83			1,820,981	3.31%	9.54%
2020	0.00%			117,013	14.45			1,690,768	7.96%	10.22%
2019	0.00%			136,958	13.11			1,795,386	0.00%	15.21%
Invesco - Invesco V.I. American Value Fund: Series I Shares (MSVMV)
2023	0.10%			-	33.60			2	0.62%	15.48%
2022	0.10%			-	29.10			-	0.13%	-2.71%
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2023	0.00%	to	0.25%	739,113	58.98	to	31.22	41,211,289	0.00%	13.15%	to	12.87%
2022	0.00%	to	0.25%	798,724	52.13	to	27.66	39,240,488	0.00%	-30.98%	to	-31.15%
2021	0.00%	to	0.25%	781,372	75.53	to	40.17	56,484,873	0.00%	19.10%	to	18.80%
2020	0.00%	to	0.25%	860,217	63.41	to	33.81	49,039,303	0.04%	48.27%	to	40.34%
2019	0.00%	to	0.25%	807,590	45.07	to	24.09	32,594,706	0.00%	39.36%	to	39.01%
Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)
2023	0.10%	to	0.20%	181,519	49.33	to	46.07	8,940,840	0.83%	23.09%	to	22.97%
2022	0.10%	to	0.25%	190,821	40.08	to	37.05	7,567,689	1.50%	-20.21%	to	-20.33%
2021	0.10%	to	0.25%	193,654	50.23	to	46.50	9,595,994	0.78%	27.44%	to	27.25%
2020	0.00%	to	0.25%	959,868	43.72	to	36.54	40,345,310	1.51%	13.94%	to	13.66%
2019	0.00%	to	0.25%	1,029,257	38.37	to	32.15	38,038,196	1.06%	32.08%	to	31.75%
Invesco - Invesco V.I. Capital Appreciation Fund: Series I (OVGR)
2023	0.00%	to	0.20%	244,955	76.49	to	43.04	13,761,971	0.00%	35.38%	to	35.11%
2022	0.00%	to	0.25%	250,644	56.50	to	31.50	10,384,085	0.00%	-30.78%	to	-30.96%
2021	0.10%	to	0.25%	251,863	60.15	to	45.63	15,021,493	0.00%	22.45%	to	22.26%
2020	0.00%	to	0.25%	332,659	66.60	to	37.32	12,974,325	0.00%	36.59%	to	36.25%
2019	0.00%	to	0.25%	340,202	48.76	to	27.39	9,571,947	0.06%	36.20%	to	35.86%
Invesco - Invesco V.I. Global Fund: Series I (OVGS)
2023	0.00%	to	0.25%	1,684,748	49.60	to	46.75	82,331,148	0.23%	34.73%	to	34.40%
2022	0.00%	to	0.25%	1,791,197	36.81	to	34.79	64,949,823	0.00%	-31.76%	to	-31.94%
2021	0.00%	to	0.25%	1,957,094	53.95	to	51.11	103,922,343	0.00%	15.49%	to	15.20%
2020	0.00%	to	0.25%	2,117,816	46.72	to	44.36	96,810,105	0.70%	27.64%	to	27.32%
2019	0.00%	to	0.25%	2,419,546	36.60	to	34.84	86,447,242	0.89%	31.79%	to	31.46%
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)
2023	0.00%	to	0.25%	1,367,667	16.82	to	16.38	22,661,780	0.61%	21.06%	to	20.76%
2022	0.00%	to	0.25%	1,307,911	13.89	to	13.56	17,916,456	0.00%	-27.13%	to	-27.31%
2021	0.00%	to	0.25%	1,287,678	19.06	to	18.66	24,179,572	0.00%	10.22%	to	9.94%
2020	0.00%	to	0.25%	1,303,519	17.30	to	16.97	22,248,163	0.96%	21.50%	to	21.20%
2019	0.00%	to	0.25%	1,248,270	14.24	to	14.00	17,557,908	0.99%	28.60%	to	28.28%
Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)
2023	0.00%			872,090	15.44			13,468,686	0.00%	8.88%
2022	0.00%			955,224	14.18			13,549,031	0.00%	-11.46%
2021	0.00%			1,072,926	16.02			17,188,442	4.67%	-3.41%
2020	0.00%			1,127,112	16.59			18,694,534	5.68%	3.40%
2019	0.00%			1,229,876	16.04			19,728,063	3.76%	10.80%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)
2023	0.00%	to	0.25%	145,131	83.33	to	79.14	11,988,097	1.19%	18.13%	to	17.83%
2022	0.00%	to	0.25%	140,705	70.54	to	67.16	9,851,332	0.55%	-15.83%	to	-16.04%
2021	0.00%	to	0.25%	117,806	83.82	to	79.99	9,835,225	0.38%	22.55%	to	22.25%
2020	0.00%	to	0.25%	117,121	68.39	to	65.44	7,984,207	0.64%	19.93%	to	19.63%
2019	0.00%	to	0.25%	125,648	57.03	to	54.70	7,156,183	0.19%	26.47%	to	26.15%
Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)
2023	0.00%	to	0.20%	267,334	22.25	to	21.54	5,936,655	2.25%	13.94%	to	13.71%
2022	0.00%	to	0.25%	284,633	19.53	to	18.80	5,549,325	1.51%	-14.74%	to	-14.95%
2021	0.00%	to	0.25%	314,317	22.90	to	22.10	7,181,764	1.59%	10.44%	to	10.17%
2020	0.00%	to	0.25%	337,483	20.74	to	20.06	6,983,459	2.05%	13.88%	to	13.59%
2019	0.00%	to	0.25%	359,396	18.21	to	17.66	6,529,086	2.08%	21.78%	to	21.47%
Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II (WRGP)
2023	0.00%	to	0.25%	83,437	82.98	to	79.20	6,815,877	0.00%	37.92%	to	37.58%
2022	0.00%	to	0.25%	88,487	60.17	to	57.57	5,243,333	0.00%	-27.19%	to	-27.37%
2021	0.00%	to	0.25%	86,993	82.63	to	79.26	7,086,411	0.00%	30.03%	to	29.70%
2020	0.00%	to	0.25%	77,822	63.55	to	61.11	4,866,442	0.00%	30.55%	to	30.22%
2019	0.00%	to	0.25%	87,159	48.68	to	46.93	4,180,839	0.00%	36.59%	to	36.24%
Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)
2023	0.00%	to	0.25%	697,583	17.34	to	16.84	11,903,441	6.14%	11.75%	to	11.47%
2022	0.00%	to	0.25%	731,784	15.51	to	15.11	11,166,529	6.58%	-10.97%	to	-11.19%
2021	0.00%	to	0.25%	826,681	17.42	to	17.01	14,133,158	5.72%	6.06%	to	5.80%
2020	0.00%	to	0.25%	900,221	16.43	to	16.08	14,536,361	7.41%	6.03%	to	5.76%
2019	0.00%	to	0.25%	1,104,637	15.49	to	15.20	16,856,499	6.24%	11.19%	to	10.91%
Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)
2023	0.00%	to	0.25%	134,315	35.73	to	34.71	4,730,892	0.00%	19.61%	to	19.32%
2022	0.00%	to	0.25%	130,848	29.87	to	29.09	3,852,477	0.00%	-30.79%	to	-30.97%
2021	0.00%	to	0.25%	168,533	43.17	to	42.14	7,188,554	0.00%	16.36%	to	16.06%
2020	0.00%	to	0.25%	172,147	37.10	to	36.30	6,307,315	0.00%	49.00%	to	48.63%
2019	0.00%	to	0.25%	209,954	24.90	to	24.43	5,160,978	0.00%	37.94%	to	37.60%
Ivy Variable Insurance Portfolios - Delaware VIP Real Estate Securities: Class II (WRRESP)
2023	0.00%	to	0.25%	170,069	32.16	to	30.69	5,371,393	2.14%	9.49%	to	9.22%
2022	0.00%	to	0.25%	222,726	29.37	to	28.10	6,404,234	0.89%	-24.91%	to	-25.10%
2021	0.00%	to	0.25%	228,285	39.12	to	37.52	8,754,206	0.89%	43.68%	to	43.33%
2020	0.00%	to	0.25%	217,442	27.23	to	26.18	5,811,124	1.68%	-3.13%	to	-3.37%
2019	0.00%	to	0.25%	258,676	28.10	to	27.09	7,127,575	1.59%	24.43%	to	24.12%
Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II (WRSTP)
2023	0.00%	to	0.25%	170,430	57.79	to	55.49	9,782,418	0.00%	39.06%	to	38.72%
2022	0.00%	to	0.25%	181,977	41.56	to	40.00	7,501,208	0.00%	-31.84%	to	-32.01%
2021	0.00%	to	0.25%	169,656	60.97	to	58.84	10,271,513	0.00%	15.17%	to	14.88%
2020	0.00%	to	0.25%	184,422	52.94	to	51.22	9,705,505	0.00%	35.36%	to	35.02%
2019	0.00%	to	0.25%	229,430	39.11	to	37.93	8,891,601	0.00%	49.48%	to	49.11%
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)
2023	0.00%	to	0.25%	616,100	53.58	to	50.80	32,287,895	1.76%	15.13%	to	14.85%
2022	0.00%	to	0.25%	698,736	46.53	to	44.23	31,724,372	0.88%	-16.62%	to	-16.83%
2021	0.00%	to	0.25%	926,718	55.81	to	53.18	50,269,630	0.68%	16.91%	to	16.62%
2020	0.00%	to	0.25%	940,674	47.74	to	45.60	43,662,093	1.53%	14.03%	to	13.74%
2019	0.00%	to	0.25%	943,328	41.86	to	40.09	38,433,046	1.67%	22.27%	to	21.97%
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
2023	0.00%	to	0.20%	976,736	59.46	to	56.69	57,840,356	0.13%	39.65%	to	39.37%
2022	0.00%	to	0.25%	1,045,056	42.58	to	40.21	44,310,904	0.05%	-33.73%	to	-33.89%
2021	0.00%	to	0.25%	1,156,158	64.25	to	60.82	73,957,820	0.00%	22.60%	to	22.29%
2020	0.00%	to	0.25%	1,268,443	52.41	to	49.73	65,981,390	0.16%	39.03%	to	38.69%
2019	0.00%	to	0.25%	1,418,018	37.69	to	35.86	52,988,344	0.02%	36.85%	to	36.51%
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)
2023	0.00%			61,958	21.72			1,345,977	0.17%	18.07%
2022	0.00%			56,091	18.40			1,032,016	0.21%	-15.94%
2021	0.00%			73,917	21.89			1,617,891	0.26%	16.83%
2020	0.00%			132,469	18.73			2,481,780	0.07%	19.47%
2019	0.00%			154,605	15.68			2,424,377	0.21%	35.49%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)
2023	0.00%	to	0.20%	650,962	11.37	to	11.16	7,336,911	3.63%	5.29%	to	5.08%
2022	0.00%	to	0.25%	682,250	10.80	to	10.58	7,296,688	2.01%	-13.90%	to	-14.12%
2021	0.00%	to	0.25%	604,281	12.54	to	12.31	7,514,491	1.66%	-1.11%	to	-1.36%
2020	0.00%	to	0.25%	587,623	12.68	to	12.48	7,388,807	2.44%	10.25%	to	9.98%
2019	0.00%	to	0.25%	628,541	11.50	to	11.35	7,178,288	2.94%	9.28%	to	9.00%
Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares (JAGSEI)
2023	0.00%			935	11.20			10,470	0.56%	11.99%			****
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2023	0.00%	to	0.25%	1,095,983	40.22	to	37.88	43,670,982	0.00%	54.27%	to	53.89%
2022	0.00%	to	0.25%	1,054,464	26.07	to	24.62	27,208,005	0.00%	-37.12%	to	-37.28%
2021	0.00%	to	0.25%	1,158,496	41.46	to	39.25	47,594,396	0.11%	17.75%	to	17.45%
2020	0.00%	to	0.25%	1,262,083	35.21	to	33.42	44,019,614	0.00%	50.73%	to	50.35%
2019	0.00%	to	0.25%	1,245,624	23.36	to	22.23	28,876,527	0.43%	44.82%	to	44.46%
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
2023	0.00%	to	0.25%	977,242	24.26	to	22.86	23,574,909	1.43%	10.58%	to	10.31%
2022	0.00%	to	0.25%	1,088,803	21.94	to	20.72	23,758,753	1.69%	-8.84%	to	-9.06%
2021	0.00%	to	0.25%	1,100,214	24.07	to	22.78	26,335,620	1.03%	13.29%	to	13.00%
2020	0.00%	to	0.25%	1,133,790	21.25	to	20.16	23,867,458	1.22%	16.02%	to	15.73%
2019	0.00%	to	0.25%	1,200,849	18.31	to	17.42	21,781,509	1.84%	26.71%	to	26.39%
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)
2023	0.00%	to	0.25%	1,404,806	25.25	to	24.77	35,119,172	0.09%	17.78%	to	17.48%
2022	0.00%	to	0.25%	1,580,388	21.44	to	21.09	33,558,736	0.08%	-16.15%	to	-16.36%
2021	0.00%	to	0.25%	1,782,996	25.57	to	25.21	45,169,164	0.24%	16.54%	to	16.25%
2020	0.00%	to	0.25%	1,928,138	21.94	to	21.69	41,970,299	0.00%	19.18%	to	18.89%
2019	0.00%	to	0.25%	1,803,875	18.41	to	18.24	33,015,545	0.05%	35.16%	to	34.82%
Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Service Shares (JAMVS)
2023	0.10%	to	0.25%	80,192	27.31	to	26.76	2,181,703	0.97%	11.00%	to	10.83%
2022	0.20%	to	0.25%	37,829	24.30	to	24.14	918,883	1.17%	-5.96%	to	-6.01%
2021	0.20%	to	0.25%	38,091	25.84	to	25.69	983,938	0.31%	19.18%	to	19.12%
2020	0.20%	to	0.25%	38,491	21.68	to	21.56	834,228	1.06%	-1.41%	to	-1.46%
2019	0.20%	to	0.25%	40,695	21.99	to	21.88	894,638	1.46%	29.79%	to	29.72%
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
2023	0.00%	to	0.25%	707,034	13.79	to	13.33	9,526,484	4.84%	22.27%	to	21.97%
2022	0.00%	to	0.25%	805,877	11.28	to	10.93	8,892,247	3.22%	-15.12%	to	-15.33%
2021	0.00%	to	0.25%	900,997	13.29	to	12.91	11,735,368	1.96%	5.47%	to	5.20%
2020	0.00%	to	0.25%	1,040,798	12.60	to	12.27	12,882,704	2.51%	-1.27%	to	-1.52%
2019	0.00%	to	0.25%	1,217,379	12.76	to	12.46	15,279,275	0.79%	18.14%	to	17.85%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I (SBVSG)
2023	0.00%	to	0.25%	575,424	39.91	to	38.32	22,405,311	0.00%	8.40%	to	8.13%
2022	0.00%	to	0.25%	551,951	36.82	to	35.44	19,852,841	0.00%	-28.85%	to	-29.02%
2021	0.00%	to	0.25%	557,965	51.74	to	49.93	28,180,185	0.00%	12.61%	to	12.33%
2020	0.00%	to	0.25%	625,712	45.95	to	44.45	28,098,311	0.00%	43.26%	to	42.90%
2019	0.00%	to	0.25%	652,734	32.07	to	31.10	20,470,815	0.00%	26.87%	to	26.56%
Lincoln Variable Insurance Products Trust - Baron Growth Opportunities Fund: Service Class (BNCAI)
2023	0.10%	to	0.25%	40,038	85.88	to	83.18	3,434,621	0.00%	17.69%	to	17.51%
2022	0.10%	to	0.25%	72,727	72.97	to	70.78	5,269,355	0.00%	-25.90%	to	-26.01%
2021	0.10%	to	0.25%	82,028	98.48	to	95.67	7,992,095	0.00%	18.60%	to	18.42%
2020	0.10%	to	0.25%	82,684	83.04	to	80.79	6,747,501	0.00%	33.95%	to	33.75%
2019	0.10%	to	0.25%	103,709	61.99	to	60.40	6,323,881	0.00%	36.25%	to	36.04%
Lincoln Variable Insurance Products Trust - LVIP JPMorgan Mid Cap Value Fund: Standard Class (LJPMVS)
2023	0.00%	to	0.25%	4,503,580	11.13	to	11.11	50,081,389	1.90%	11.30%	to	11.11%	****
Lincoln Variable Insurance Products Trust - LVIP JPMorgan Small Cap Core Fund: Standard Class (LJPSCS)
2023	0.00%	to	0.20%	112,516	11.32	to	11.31	1,272,498	0.81%	13.22%	to	13.07%	****
Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)
2023	0.00%	to	0.25%	359,846	13.66	to	13.34	4,825,912	5.71%	6.55%	to	6.29%
2022	0.00%	to	0.25%	307,425	12.82	to	12.55	3,875,819	4.61%	-12.80%	to	-13.02%
2021	0.00%	to	0.25%	301,306	14.71	to	14.43	4,364,592	3.07%	3.28%	to	3.02%
2020	0.00%	to	0.25%	302,161	14.24	to	14.00	4,246,211	3.85%	7.30%	to	7.04%
2019	0.00%	to	0.25%	313,730	13.27	to	13.08	4,106,436	4.58%	13.35%	to	13.07%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)
2020	0.10%			43	24.67			1,061	0.17%	2.39%
2019	0.00%	to	0.25%	491	24.45	to	23.57	11,919	0.97%	22.64%	to	22.34%
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)
2023	0.00%	to	0.25%	1,224,463	11.42	to	11.20	13,827,352	4.31%	5.05%	to	4.79%
2022	0.00%	to	0.25%	1,703,931	10.87	to	10.69	18,337,712	2.55%	-5.06%	to	-5.30%
2021	0.00%	to	0.25%	2,052,546	11.45	to	11.29	23,287,595	2.10%	0.63%	to	0.38%
2020	0.00%	to	0.25%	2,143,345	11.37	to	11.24	24,171,910	2.93%	3.13%	to	2.87%
2019	0.00%	to	0.25%	1,956,169	11.03	to	10.93	21,417,644	3.53%	5.06%	to	4.79%
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
2023	0.00%	to	0.20%	1,558,558	11.18	to	10.99	17,185,085	4.23%	6.34%	to	6.12%
2022	0.00%	to	0.25%	1,876,441	10.51	to	10.31	19,468,490	3.39%	-14.05%	to	-14.26%
2021	0.00%	to	0.25%	1,752,453	12.23	to	12.03	21,167,304	1.27%	-0.24%	to	-0.49%
2020	0.00%	to	0.25%	3,073,147	12.26	to	12.09	37,251,155	2.53%	7.43%	to	7.16%
2019	0.00%	to	0.25%	2,753,771	11.41	to	11.28	31,140,927	2.97%	8.41%	to	8.14%
MainStay VP Funds Trust - MainStay VP Floating Rate Portfolio: Initial Class (MNVFRI)
2023	0.00%			2,680	12.81			34,341	7.09%	11.86%
MainStay VP Funds Trust - MainStay VP Floating Rate Portfolio: Service Class (MNVFRS)
2023	0.10%	to	0.25%	60,011	12.65	to	12.58	758,422	8.03%	11.47%	to	11.30%
2022	0.10%	to	0.25%	53,117	11.35	to	11.30	602,551	5.21%	-1.60%	to	-1.74%
2021	0.20%			4,346	11.51			50,033	2.93%	3.25%
2020	0.20%			3,986	11.15			44,443	0.38%	11.50%			****
MFS(R) Variable Insurance Trust III - MFS Global Real Estate Portfolio: Initial Class (M3GREI)
2023	0.00%			3,594	9.53			34,246	0.93%	11.46%
2022	0.00%			3,508	8.55			29,988	1.66%	-26.94%			****
MFS(R) Variable Insurance Trust III - MFS Global Real Estate Portfolio: Service Class (M3GRES)
2023	0.10%	to	0.20%	15,607	9.44	to	9.42	147,040	0.50%	11.09%	to	10.98%
2022	0.20%	to	0.25%	14,301	8.49	to	8.48	121,336	0.92%	-27.28%	to	-27.32%	****
MFS(R)Variable Insurance Trust - MFS Growth Series: Service Class (MEGSS)
2023	0.00%	to	0.25%	127,326	10.62	to	10.55	1,344,755	0.00%	35.51%	to	35.17%
2022	0.00%			99	7.84			776	0.00%	-31.80%
2021	0.20%			533	11.48			6,117	0.00%	14.77%			****
MFS(R)Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)
2023	0.00%	to	0.25%	177,600	17.75	to	17.50	3,124,390	0.00%	20.97%	to	20.67%
2022	0.00%	to	0.25%	193,134	14.67	to	14.50	2,813,354	0.00%	-28.79%	to	-28.97%
2021	0.00%	to	0.25%	128,370	20.61	to	20.42	2,631,078	0.00%	13.88%	to	13.59%
2020	0.00%	to	0.25%	81,625	18.10	to	17.98	1,471,978	0.00%	36.12%	to	35.78%
2019	0.00%	to	0.25%	18,803	13.29	to	13.24	249,236	0.00%	38.28%	to	37.93%
MFS(R)Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)
2023	0.00%			38,384	30.63			1,175,772	0.00%	14.41%
2022	0.00%			38,258	26.77			1,024,305	0.00%	-29.76%
2021	0.00%			48,341	38.12			1,842,572	0.00%	1.80%
2020	0.00%			63,827	37.44			2,389,820	0.00%	45.89%
2019	0.00%			56,254	25.67			1,443,769	0.00%	41.70%
MFS(R)Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
2023	0.00%	to	0.20%	104,833	29.77	to	29.08	3,109,714	0.00%	14.25%	to	14.03%
2022	0.00%	to	0.25%	93,521	26.06	to	25.37	2,431,677	0.00%	-29.99%	to	-30.17%
2021	0.00%	to	0.25%	126,253	37.22	to	36.33	4,666,133	0.00%	1.57%	to	1.32%
2020	0.00%	to	0.25%	97,110	36.64	to	35.86	3,526,600	0.00%	45.58%	to	45.22%
2019	0.00%	to	0.25%	32,582	25.17	to	24.69	816,382	0.00%	41.27%	to	40.92%
MFS(R) Variable Insurance Trust II - MFS Emerging Markets Equity Portfolio: Initial Class (MV2EEI)
2023	0.00%			177	9.75			1,729	0.10%	10.90%
2022	0.00%			578	8.79			5,079	5.06%	-19.72%
2021	0.00%			95	10.95			1,040	0.00%	-6.75%			****
MFS(R) Variable Insurance Trust II - MFS Emerging Markets Equity Portfolio: Service Class (MV2EES)
2023	0.10%	to	0.20%	25,021	9.61	to	9.57	240,358	1.29%	10.60%	to	10.48%
2022	0.10%			17,985	8.69			156,267	4.27%	-20.02%
2021	0.10%			12,179	10.86			132,316	0.30%	-7.12%			****

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)
2023	0.00%			170,469	29.29			4,992,253	0.30%	24.01%
2022	0.00%			182,279	23.62			4,304,714	0.10%	-19.26%
2021	0.00%			189,951	29.25			5,555,841	0.25%	25.97%
2020	0.00%			206,954	23.22			4,805,134	0.46%	22.53%
2019	0.00%			230,941	18.95			4,376,288	0.60%	39.95%
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)
2023	0.00%	to	0.25%	454,968	14.78	to	14.46	6,658,444	0.32%	12.83%	to	12.55%
2022	0.00%	to	0.25%	2,813,991	13.10	to	12.85	36,558,373	1.69%	-17.80%	to	-18.01%
2021	0.00%	to	0.25%	2,603,987	15.94	to	15.67	41,218,224	0.68%	11.27%	to	10.99%
2020	0.00%	to	0.25%	2,635,490	14.33	to	14.12	37,528,717	0.21%	12.71%	to	12.43%
2019	0.00%	to	0.25%	2,182,472	12.71	to	12.56	27,601,876	0.24%	27.67%	to	27.35%
MFS(R) Variable Insurance Trust III - MFS Limited Maturity Portfolio: Initial Class (MV3LMI)
2023	0.00%			1,315	10.39			13,666	0.00%	3.90%			****
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)
2023	0.00%			21,406	18.55			397,155	1.86%	12.73%
2022	0.00%			21,441	16.46			352,898	0.87%	-8.79%
2021	0.00%			19,590	18.04			353,487	0.88%	30.99%
2020	0.00%			1,076	13.78			14,823	0.41%	37.76%			****
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)
2023	0.00%	to	0.25%	144,344	15.24	to	15.06	2,184,512	1.74%	12.39%	to	12.11%
2022	0.00%	to	0.25%	118,271	13.56	to	13.43	1,593,629	0.66%	-9.00%	to	-9.23%
2021	0.00%	to	0.25%	102,467	14.90	to	14.80	1,519,132	0.78%	30.60%	to	30.28%
2020	0.00%	to	0.25%	120,414	11.41	to	11.36	1,369,174	1.33%	3.67%	to	3.41%
2019	0.20%	to	0.25%	902	10.99			9,912	0.00%	9.90%	to	9.86%	****
MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)
2023	0.00%	to	0.25%	83,014	27.47	to	26.81	2,247,035	1.09%	28.20%	to	27.88%
2022	0.00%	to	0.25%	85,656	21.42	to	20.96	1,805,547	0.95%	-16.20%	to	-16.41%
2021	0.00%	to	0.25%	92,735	25.57	to	25.08	2,338,407	0.91%	29.18%	to	28.86%
2020	0.00%	to	0.25%	88,920	19.79	to	19.46	1,738,664	1.11%	15.06%	to	14.77%
2019	0.00%	to	0.25%	144,468	17.20	to	16.96	2,454,672	1.32%	28.87%	to	28.55%
MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)
2023	0.00%			164,503	65.23			10,730,673	1.66%	7.93%
2022	0.00%			184,247	60.44			11,135,364	1.41%	-5.91%
2021	0.00%			195,372	64.23			12,549,087	1.32%	25.45%
2020	0.00%			209,472	51.20			10,724,980	1.59%	3.48%
2019	0.00%			230,589	49.48			11,409,669	2.10%	29.80%
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
2023	0.00%	to	0.25%	3,280,321	31.10	to	29.86	99,768,020	1.41%	7.63%	to	7.37%
2022	0.00%	to	0.25%	3,838,291	28.90	to	27.81	108,320,674	1.16%	-6.14%	to	-6.38%
2021	0.00%	to	0.25%	4,031,389	30.79	to	29.71	120,916,263	1.18%	25.16%	to	24.84%
2020	0.00%	to	0.25%	4,050,767	24.60	to	23.80	97,058,379	1.31%	3.22%	to	2.96%
2019	0.00%	to	0.25%	3,683,177	23.83	to	23.11	85,548,086	1.87%	29.51%	to	29.18%
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)
2023	0.00%			41,208	13.54			557,852	1.06%	14.72%
2022	0.00%			33,781	11.80			398,641	0.66%	-14.95%
2021	0.00%			35,831	13.88			497,183	0.56%	9.27%
2020	0.00%			23,851	12.70			302,884	1.73%	15.84%
2019	0.00%			11,023	10.96			120,843	0.40%	9.63%			****
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
2023	0.00%	to	0.25%	2,257,951	39.70	to	38.28	87,918,625	0.47%	17.37%	to	17.08%
2022	0.00%	to	0.25%	2,556,261	33.83	to	32.69	84,750,564	0.50%	-23.75%	to	-23.94%
2021	0.00%	to	0.25%	2,656,042	44.37	to	42.99	115,368,604	0.14%	10.28%	to	10.00%
2020	0.00%	to	0.25%	2,828,148	40.23	to	39.08	111,199,442	0.78%	20.21%	to	19.91%
2019	0.00%	to	0.25%	3,016,906	33.47	to	32.59	98,737,788	1.50%	25.65%	to	25.34%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)
2023	0.00%	to	0.25%	503,937	10.94	to	10.76	5,456,952	3.60%	7.13%	to	6.86%
2022	0.00%	to	0.25%	320,468	10.21	to	10.07	3,243,464	2.44%	-14.18%	to	-14.40%
2021	0.00%	to	0.25%	352,564	11.90	to	11.76	4,164,240	2.59%	-1.07%	to	-1.31%
2020	0.00%	to	0.25%	298,146	12.03	to	11.92	3,561,325	2.76%	8.17%	to	7.90%
2019	0.25%			109,591	11.04			1,210,363	1.84%	9.65%
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
2023	0.00%	to	0.25%	110,612	39.96	to	37.76	4,624,497	8.50%	11.84%	to	11.56%
2022	0.00%	to	0.25%	125,870	35.73	to	33.84	4,695,850	7.33%	-18.74%	to	-18.94%
2021	0.00%	to	0.25%	164,510	43.97	to	41.75	7,443,541	5.21%	-2.02%	to	-2.27%
2020	0.00%	to	0.25%	174,553	44.88	to	42.72	7,877,711	4.42%	5.55%	to	5.28%
2019	0.00%	to	0.25%	192,075	42.52	to	40.58	8,154,321	5.29%	14.25%	to	13.97%
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class I (MSVEG)
2023	0.00%	to	0.25%	184,587	52.61	to	50.52	9,549,516	0.00%	48.66%	to	48.29%
2022	0.00%	to	0.25%	170,502	35.39	to	34.07	5,918,381	0.00%	-60.07%	to	-60.17%
2021	0.00%	to	0.25%	176,056	88.63	to	85.52	15,301,238	0.00%	0.10%	to	-0.15%
2020	0.00%	to	0.25%	129,598	88.53	to	85.65	11,234,029	0.00%	117.31%	to	116.77%
2019	0.00%	to	0.25%	105,709	40.74	to	39.51	4,212,977	0.00%	31.81%	to	31.48%
Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I (MSVMG)
2023	0.00%	to	0.25%	41,589	39.99	to	37.69	1,614,923	0.00%	44.34%	to	43.98%
2022	0.00%	to	0.25%	41,922	27.71	to	26.18	1,129,784	0.00%	-62.96%	to	-63.06%
2021	0.00%	to	0.25%	47,910	74.81	to	70.86	3,480,932	0.00%	-11.06%	to	-11.28%
2020	0.00%	to	0.25%	59,566	84.11	to	79.87	4,810,306	0.00%	152.30%	to	151.67%
2019	0.00%	to	0.25%	73,374	33.34	to	31.74	2,355,735	0.00%	40.11%	to	39.76%
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
2023	0.00%	to	0.25%	77,330	60.45	to	55.31	5,404,887	2.20%	14.52%	to	14.23%
2022	0.00%	to	0.25%	78,852	52.79	to	48.42	4,652,137	1.26%	-27.05%	to	-27.24%
2021	0.10%	to	0.25%	89,895	83.98	to	66.54	7,110,330	2.00%	39.66%	to	39.45%
2020	0.00%	to	0.25%	95,339	51.76	to	47.71	5,211,568	2.41%	-16.85%	to	-17.06%
2019	0.00%	to	0.25%	160,729	62.25	to	57.53	10,593,341	1.85%	18.94%	to	18.64%
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)
2023	0.00%	to	0.25%	148,823	12.02	to	11.54	1,744,622	1.68%	10.47%	to	10.19%
2022	0.00%	to	0.25%	208,066	10.88	to	10.47	2,206,479	4.27%	-26.20%	to	-26.38%
2021	0.00%	to	0.25%	333,039	14.74	to	14.22	4,781,913	2.48%	23.83%	to	23.53%
2020	0.00%	to	0.25%	394,939	11.90	to	11.52	4,579,745	4.58%	-14.85%	to	-15.06%
2019	0.00%	to	0.25%	421,903	13.98	to	13.56	5,747,394	2.42%	18.06%	to	17.76%
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)
2023	0.00%			52,587	10.28			540,586	3.36%	5.66%
2022	0.00%			48,781	9.73			474,583	2.86%	-13.21%
2021	0.00%			39,958	11.21			447,928	2.94%	-0.45%
2020	0.00%			13,280	11.26			149,535	2.25%	3.74%
2019	0.00%			12,047	10.85			130,758	5.61%	6.59%
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)
2023	0.00%	to	0.10%	351,849	48.48	to	39.95	16,283,684	1.88%	11.99%	to	11.87%
2022	0.00%	to	0.10%	354,761	43.30	to	35.71	14,739,201	1.47%	-3.99%	to	-4.09%
2021	0.00%	to	0.10%	378,286	45.09	to	37.23	16,419,475	1.30%	20.29%	to	20.17%
2020	0.00%	to	0.10%	407,494	37.49	to	30.98	14,694,030	1.79%	3.63%	to	3.53%
2019	0.00%	to	0.10%	419,411	36.18	to	29.93	14,598,789	1.84%	27.31%	to	27.18%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2023	0.00%	to	0.25%	6,446,942	22.89	to	18.39	134,520,524	2.82%	4.70%	to	4.44%
2022	0.00%	to	0.25%	5,168,435	21.86	to	17.61	102,924,565	2.05%	-12.55%	to	-12.77%
2021	0.00%	to	0.25%	5,108,264	25.00	to	20.19	115,765,510	1.63%	-2.08%	to	-2.33%
2020	0.00%	to	0.25%	5,067,964	25.53	to	20.67	115,933,592	2.07%	6.08%	to	5.82%
2019	0.00%	to	0.25%	6,370,399	24.07	to	19.53	137,541,891	2.47%	6.27%	to	6.00%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2023	0.00%	to	0.25%	377,550	27.42	to	25.87	10,275,739	1.75%	4.16%	to	3.90%
2022	0.00%	to	0.25%	393,986	26.32	to	24.90	10,272,031	0.92%	-24.75%	to	-24.93%
2021	0.00%	to	0.25%	387,590	34.97	to	33.16	13,428,414	0.96%	-7.28%	to	-7.51%
2020	0.00%	to	0.25%	390,436	37.72	to	35.86	14,598,254	1.91%	13.30%	to	13.02%
2019	0.00%	to	0.25%	459,444	33.29	to	31.73	15,137,344	2.40%	22.95%	to	22.64%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2023	0.00%	to	0.25%	608,302	26.72	to	25.21	16,026,010	2.74%	21.70%	to	21.40%
2022	0.00%	to	0.25%	687,971	21.95	to	20.77	14,895,871	3.69%	-14.12%	to	-14.34%
2021	0.00%	to	0.25%	739,374	25.56	to	24.24	18,637,063	2.59%	12.66%	to	12.38%
2020	0.00%	to	0.25%	742,550	22.69	to	21.57	16,641,951	1.15%	7.95%	to	7.68%
2019	0.00%	to	0.25%	882,785	21.02	to	20.03	18,303,355	2.57%	19.12%	to	18.82%
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)
2023	0.00%			377,766	30.35			11,463,553	0.00%	13.84%
2022	0.00%			436,630	26.66			11,639,125	0.00%	-13.74%
2021	0.00%			463,122	30.90			14,312,406	1.12%	14.71%
2020	0.00%			464,253	26.94			12,507,621	1.56%	12.00%
2019	0.00%			562,207	24.06			13,524,090	1.66%	20.78%
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)
2023	0.00%			120,629	14.86			1,792,361	0.00%	4.50%
2022	0.00%			119,919	14.22			1,705,052	0.00%	-12.80%
2021	0.00%			121,537	16.31			1,981,809	2.05%	-0.72%
2020	0.00%			121,550	16.42			1,996,303	2.44%	9.21%
2019	0.00%			117,649	15.04			1,769,359	1.93%	8.98%
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)
2023	0.00%			238,284	40.96			9,759,180	0.00%	22.14%
2022	0.00%			239,868	33.53			8,043,166	0.00%	-25.05%
2021	0.00%			265,479	44.74			11,877,839	0.00%	16.00%
2020	0.00%			286,326	38.57			11,043,235	0.65%	29.93%
2019	0.00%			315,449	29.68			9,363,899	0.65%	34.78%
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)
2023	0.00%			164,427	36.67			6,029,237	0.00%	25.68%
2022	0.00%			166,140	29.18			4,847,240	0.00%	-16.82%
2021	0.00%			180,199	35.07			6,320,263	1.11%	23.65%
2020	0.00%			174,770	28.37			4,957,599	1.61%	13.08%
2019	0.00%			192,818	25.09			4,836,973	1.34%	25.67%
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)
2023	0.00%			348,941	56.60			19,751,297	0.00%	37.95%
2022	0.00%			373,376	41.03			15,320,137	0.00%	-30.22%
2021	0.00%			414,827	58.80			24,390,856	0.00%	21.53%
2020	0.00%			401,826	48.38			19,440,206	0.69%	51.49%
2019	0.00%			400,269	31.93			12,782,566	0.34%	30.29%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2023	0.00%	to	0.25%	3,188,782	38.41	to	36.37	120,908,600	0.00%	17.93%	to	17.63%
2022	0.00%	to	0.25%	3,323,198	32.57	to	30.91	106,814,001	0.00%	-18.28%	to	-18.48%
2021	0.00%	to	0.25%	3,326,407	39.86	to	37.92	130,944,131	0.16%	13.63%	to	13.34%
2020	0.00%	to	0.25%	3,367,702	35.08	to	33.46	116,794,221	0.22%	12.33%	to	12.05%
2019	0.00%	to	0.25%	3,434,675	31.23	to	29.86	106,181,074	2.12%	21.83%	to	21.52%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2023	0.00%	to	0.25%	794,315	26.41	to	25.00	20,662,285	0.00%	11.25%	to	10.97%
2022	0.00%	to	0.25%	842,600	23.74	to	22.53	19,683,167	0.00%	-14.39%	to	-14.60%
2021	0.00%	to	0.25%	918,881	27.73	to	26.38	25,039,441	0.21%	6.71%	to	6.44%
2020	0.00%	to	0.25%	908,828	25.99	to	24.79	23,247,069	0.14%	8.55%	to	8.28%
2019	0.00%	to	0.25%	920,683	23.94	to	22.89	21,791,562	2.50%	13.48%	to	13.20%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
2023	0.00%			649,731	35.97			23,371,625	1.47%	25.96%
2022	0.00%			563,157	28.56			16,082,760	1.33%	-18.31%
2021	0.00%			507,185	34.96			17,731,830	2.30%	28.37%
2020	0.00%			399,563	27.24			10,882,142	2.17%	34.11%
2019	0.00%			324,557	23.04			7,478,746	2.18%	31.16%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2023	0.00%	to	0.25%	1,300,099	41.89	to	39.66	53,665,069	0.00%	19.38%	to	19.08%
2022	0.00%	to	0.25%	1,295,811	35.09	to	33.30	44,818,688	0.00%	-18.89%	to	-19.09%
2021	0.00%	to	0.25%	1,280,588	43.26	to	41.16	54,298,575	0.13%	15.50%	to	15.21%
2020	0.00%	to	0.25%	1,229,338	37.45	to	35.72	45,170,734	0.22%	12.82%	to	12.53%
2019	0.00%	to	0.25%	1,302,019	33.20	to	31.74	42,423,465	2.07%	23.73%	to	23.42%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2023	0.00%	to	0.25%	690,865	20.75	to	19.64	14,043,757	0.00%	8.03%	to	7.76%
2022	0.00%	to	0.25%	745,236	19.21	to	18.23	14,027,316	0.00%	-12.19%	to	-12.41%
2021	0.00%	to	0.25%	873,949	21.88	to	20.81	18,734,221	0.23%	2.75%	to	2.49%
2020	0.00%	to	0.25%	804,039	21.29	to	20.31	16,784,610	0.10%	6.71%	to	6.45%
2019	0.00%	to	0.25%	728,384	19.95	to	19.08	14,277,476	2.19%	9.53%	to	9.26%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2023	0.00%	to	0.25%	2,167,834	32.06	to	30.35	68,741,509	0.00%	14.72%	to	14.44%
2022	0.00%	to	0.25%	2,221,919	27.94	to	26.52	61,489,343	0.00%	-16.55%	to	-16.76%
2021	0.00%	to	0.25%	2,555,637	33.49	to	31.86	84,688,200	0.19%	10.31%	to	10.04%
2020	0.00%	to	0.25%	2,723,052	30.36	to	28.95	81,778,533	0.14%	10.34%	to	10.07%
2019	0.00%	to	0.25%	2,741,076	27.51	to	26.30	74,720,712	2.15%	17.74%	to	17.45%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)
2023	0.00%			352,135	14.45			5,088,714	2.52%	17.31%
2022	0.00%			302,009	12.32			3,720,345	3.86%	-14.51%
2021	0.00%			284,284	14.41			4,096,250	2.81%	10.53%
2020	0.00%			301,847	13.04			3,935,044	2.48%	7.34%
2019	0.00%			249,031	12.15			3,024,582	3.42%	21.42%
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)
2023	0.00%	to	0.25%	576,079	38.53	to	37.41	21,029,389	5.90%	13.13%	to	12.84%
2022	0.00%	to	0.25%	592,836	34.06	to	33.16	19,282,440	5.54%	-11.93%	to	-12.15%
2021	0.00%	to	0.25%	610,947	38.68	to	37.74	22,941,580	4.81%	4.96%	to	4.70%
2020	0.00%	to	0.25%	608,701	36.85	to	36.05	22,064,177	5.31%	6.02%	to	5.75%
2019	0.00%	to	0.25%	689,566	34.76	to	34.09	23,640,241	5.42%	14.74%	to	14.45%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)
2023	0.00%			20,909	15.40			322,008	0.00%	13.20%
2022	0.00%			20,874	13.60			283,981	0.00%	-14.96%
2021	0.00%			19,751	16.00			315,956	0.41%	12.34%
2020	0.00%			1,075	14.24			15,308	0.11%	6.59%
2019	0.00%			1,464	13.36			19,559	1.95%	15.52%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)
2023	0.00%			104	14.03			1,464	0.00%	12.38%
2022	0.00%			111	12.48			1,386	0.00%	-13.87%
2021	0.00%			693	14.49			10,043	0.44%	7.72%
2020	0.00%			628	13.45			8,449	0.13%	4.83%
2019	0.00%			599	12.83			7,688	2.77%	13.37%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2023	0.00%	to	0.25%	1,677,604	103.97	to	68.26	144,261,386	1.28%	16.06%	to	15.77%
2022	0.00%	to	0.25%	1,743,619	89.59	to	58.96	125,923,853	1.20%	-13.40%	to	-13.61%
2021	0.00%	to	0.25%	1,809,935	103.44	to	68.25	148,530,286	1.22%	24.26%	to	23.95%
2020	0.00%	to	0.25%	1,913,851	83.25	to	55.06	123,638,238	1.19%	13.11%	to	12.83%
2019	0.00%	to	0.25%	2,062,940	73.60	to	48.80	117,003,328	1.37%	25.65%	to	25.34%
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)
2023	0.00%	to	0.25%	316,402	31.70	to	28.11	9,926,188	5.52%	8.70%	to	8.43%
2022	0.00%	to	0.25%	357,047	29.16	to	25.92	10,246,661	3.68%	-2.30%	to	-2.54%
2021	0.00%	to	0.25%	378,407	29.85	to	26.60	11,120,414	5.63%	5.24%	to	4.98%
2020	0.00%	to	0.25%	379,111	28.36	to	25.34	10,564,120	3.47%	4.06%	to	3.80%
2019	0.00%	to	0.25%	416,531	27.26	to	24.41	11,150,443	4.93%	9.17%	to	8.90%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I (NCPG)
2023	0.00%			7,833	15.48			121,251	0.00%	12.61%
2022	0.00%			7,918	13.75			108,844	0.00%	-15.08%
2021	0.00%			12,328	16.19			199,568	0.34%	15.72%
2020	0.00%			6,632	13.99			92,776	0.94%	7.53%
2019	0.00%			9,171	13.01			119,305	2.87%	15.59%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (NCPGI)
2023	0.00%			2,166	14.24			30,850	0.00%	12.70%
2022	0.00%			1,460	12.64			18,449	0.00%	-13.61%
2021	0.00%			1,455	14.63			21,283	0.33%	10.24%
2020	0.00%			1,449	13.27			19,227	0.62%	5.32%
2019	0.00%			385	12.60			4,850	1.59%	14.05%
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)
2020	0.25%			5,403	10.18			55,000	0.45%	1.26%			****
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class Y (NJMMAY)
2023	0.00%			2,385	10.17			24,261	1.15%	9.23%
2022	0.00%			74,853	9.31			697,108	0.00%	-15.64%
2021	0.00%			75,642	11.04			835,043	2.41%	7.62%
2020	0.00%			76,088	10.26			780,459	0.00%	7.42%			****
Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II (NJNDE2)
2023	0.10%	to	0.25%	87	11.64	to	11.60	1,013	0.66%	26.60%	to	26.41%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
2023	0.00%			738,385	52.01			38,400,241	1.74%	8.84%
2022	0.00%			801,462	47.78			38,294,518	1.19%	-1.13%
2021	0.00%			860,949	48.33			41,606,698	1.24%	34.53%
2020	0.00%			990,802	35.92			35,592,148	1.63%	1.49%
2019	0.00%			1,163,109	35.39			41,167,002	2.68%	26.95%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
2023	0.00%	to	0.20%	1,757,497	17.23	to	17.12	30,231,236	1.95%	9.00%	to	8.78%
2022	0.00%	to	0.25%	1,765,598	15.81	to	15.72	27,878,537	1.43%	-1.02%	to	-1.27%
2021	0.00%	to	0.25%	1,763,302	15.97	to	15.92	28,143,314	1.40%	34.71%	to	34.37%
2020	0.00%	to	0.25%	1,715,353	11.86	to	11.85	20,332,539	1.38%	18.55%	to	18.46%	****
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
2023	0.00%	to	0.25%	22,507,161	11.21	to	10.94	249,702,920	2.07%	5.19%	to	4.93%
2022	0.00%	to	0.25%	28,847,850	10.66	to	10.43	304,600,726	2.44%	-13.39%	to	-13.60%
2021	0.00%	to	0.25%	19,439,766	12.30	to	12.07	237,132,398	2.01%	-2.08%	to	-2.32%
2020	0.00%	to	0.25%	30,603,276	12.57	to	12.36	381,622,725	2.21%	7.20%	to	6.93%
2019	0.00%	to	0.25%	22,483,412	11.72	to	11.56	302,908,062	3.06%	8.40%	to	8.13%
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
2023	0.00%			133,777	15.43			2,064,402	3.08%	5.19%
2022	0.00%			127,343	14.67			1,868,250	2.20%	-14.69%
2021	0.00%			156,509	17.20			2,691,588	1.79%	-1.03%
2020	0.00%			214,351	17.38			3,724,668	3.03%	7.01%
2019	0.00%			160,810	16.24			2,611,223	3.18%	8.94%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)
2023	0.00%	to	0.20%	195,893	24.70	to	32.73	4,839,979	0.00%	16.45%	to	16.22%
2022	0.00%	to	0.25%	199,908	21.21	to	27.97	4,241,014	0.00%	-14.95%	to	-15.17%
2021	0.00%	to	0.25%	194,920	24.94	to	32.97	4,862,254	0.28%	15.75%	to	15.46%
2020	0.00%	to	0.25%	207,791	21.55	to	28.56	4,477,882	0.97%	11.67%	to	11.39%
2019	0.00%	to	0.25%	209,609	19.30	to	25.64	4,056,901	2.90%	20.22%	to	19.92%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)
2023	0.00%	to	0.20%	195,405	16.93	to	17.54	3,341,368	0.00%	8.91%	to	8.69%
2022	0.00%	to	0.25%	213,912	15.54	to	16.03	3,358,427	0.00%	-11.97%	to	-12.19%
2021	0.00%	to	0.25%	221,546	17.66	to	18.26	3,961,507	0.22%	4.49%	to	4.23%
2020	0.00%	to	0.25%	251,827	16.90	to	17.52	4,303,945	0.26%	7.69%	to	7.42%
2019	0.00%	to	0.25%	189,973	15.69	to	16.31	2,997,897	3.06%	10.77%	to	10.50%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)
2023	0.00%	to	0.20%	357,751	26.15	to	36.58	9,883,264	0.00%	18.07%	to	17.83%
2022	0.00%	to	0.20%	361,063	22.15	to	31.04	8,451,304	0.00%	-15.01%	to	-15.18%
2021	0.00%	to	0.25%	359,078	26.06	to	36.37	9,701,746	0.25%	18.12%	to	17.82%
2020	0.00%	to	0.25%	347,046	22.06	to	30.87	7,741,165	1.11%	12.36%	to	12.08%
2019	0.00%	to	0.25%	360,913	19.63	to	27.54	7,167,318	2.97%	22.32%	to	22.02%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)
2023	0.00%	to	0.25%	108,710	20.04	to	22.63	2,194,093	0.00%	11.88%	to	11.60%
2022	0.00%	to	0.25%	127,166	17.92	to	20.28	2,290,300	0.00%	-13.05%	to	-13.27%
2021	0.00%	to	0.25%	109,336	20.61	to	23.38	2,266,484	0.27%	9.23%	to	8.95%
2020	0.00%	to	0.25%	151,817	18.86	to	21.46	2,877,906	0.55%	9.15%	to	8.88%
2019	0.00%	to	0.25%	133,143	17.28	to	19.71	2,325,027	2.90%	14.28%	to	13.99%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)
2023	0.00%	to	0.20%	419,837	23.21	to	29.18	10,108,900	0.00%	14.95%	to	14.72%
2022	0.00%	to	0.25%	462,998	20.19	to	25.26	9,789,518	0.00%	-14.08%	to	-14.29%
2021	0.00%	to	0.25%	454,554	23.50	to	29.47	11,030,614	0.29%	13.64%	to	13.35%
2020	0.00%	to	0.25%	396,875	20.68	to	26.00	8,530,891	0.86%	10.77%	to	10.49%
2019	0.00%	to	0.25%	388,182	18.67	to	23.53	7,459,140	2.94%	18.32%	to	18.03%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)
2023	0.00%	to	0.25%	189,221	27.48	to	41.33	5,400,097	0.00%	19.74%	to	19.44%
2022	0.00%	to	0.25%	137,561	22.95	to	34.61	3,309,733	0.00%	-15.23%	to	-15.45%
2021	0.00%	to	0.25%	141,906	27.07	to	40.93	3,967,014	0.19%	20.19%	to	19.89%
2020	0.00%	to	0.25%	143,568	22.52	to	34.14	3,304,285	1.16%	12.74%	to	12.46%
2019	0.00%	to	0.25%	149,689	19.98	to	30.36	3,045,331	2.84%	24.15%	to	23.84%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)
2023	0.00%	to	0.20%	353,113	21.44	to	25.61	7,651,788	0.00%	13.40%	to	13.17%
2022	0.00%	to	0.25%	323,940	18.91	to	22.47	6,210,878	0.00%	-13.60%	to	-13.82%
2021	0.00%	to	0.25%	343,739	21.88	to	26.08	7,719,947	0.26%	11.12%	to	10.84%
2020	0.00%	to	0.25%	319,255	19.69	to	23.52	6,423,916	0.66%	9.71%	to	9.44%
2019	0.00%	to	0.25%	362,954	17.95	to	21.50	6,599,413	2.84%	16.29%	to	16.00%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2023	0.00%			60,804	24.65			1,498,536	0.00%	13.04%
2022	0.00%			66,013	21.80			1,439,235	0.00%	-14.99%
2021	0.00%			76,675	25.65			1,966,475	0.20%	8.24%
2020	0.00%			91,064	23.69			2,157,666	0.13%	9.41%
2019	0.00%			88,203	21.66			1,910,205	2.32%	15.34%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2023	0.00%			17,058	31.69			540,478	0.00%	16.38%
2022	0.00%			19,408	27.23			528,417	0.00%	-17.57%
2021	0.00%			22,415	33.03			740,332	0.17%	12.16%
2020	0.00%			27,253	29.45			802,530	0.18%	11.62%
2019	0.00%			30,410	26.38			802,282	2.09%	19.94%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)
2023	0.00%			18,155	11.70			212,359	0.00%	16.56%
2022	0.00%			19,811	10.03			198,802	0.00%	-17.50%
2021	0.00%			21,381	12.16			260,056	0.36%	12.38%
2020	0.00%			14,775	10.82			159,917	0.00%	8.24%			****
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
2023	0.00%			12,303	10.07			123,837	2.77%	5.22%
2022	0.00%			10,817	9.57			103,476	1.64%	-13.74%
2021	0.00%			14,689	11.09			162,889	0.87%	-2.02%
2020	0.00%			22,193	11.32			251,187	1.49%	7.12%
2019	0.00%			11,457	10.57			121,050	1.08%	5.66%			****
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
2023	0.00%			12,043	15.45			186,047	1.56%	20.48%
2022	0.00%			9,591	12.82			122,976	1.88%	-16.38%
2021	0.00%			5,318	15.33			81,543	1.32%	21.87%
2020	0.00%			3,002	12.58			37,771	1.68%	15.76%
2019	0.00%			1,703	10.87			18,510	0.58%	8.69%			****
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)
2023	0.00%			514,127	11.37			5,845,638	0.00%	14.95%
2022	0.00%			427,681	9.89			4,230,189	0.00%	-16.49%
2021	0.00%			319,239	11.84			3,781,080	0.51%	10.44%
2020	0.00%			98,504	10.72			1,056,414	0.00%	7.25%			****

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2023	0.00%			14,585	15.39			224,500	2.60%	21.46%
2022	0.00%			15,196	12.67			192,573	3.54%	-14.38%
2021	0.00%			15,740	14.80			232,961	2.32%	12.40%
2020	0.00%			16,029	13.17			211,067	0.98%	7.69%
2019	0.00%			16,404	12.23			200,590	2.30%	18.91%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)
2023	0.00%	to	0.25%	3,361,869	14.48	to	14.13	48,087,198	2.84%	17.58%	to	17.28%
2022	0.00%	to	0.25%	2,760,395	12.31	to	12.05	33,603,327	3.91%	-14.29%	to	-14.51%
2021	0.00%	to	0.25%	2,575,056	14.36	to	14.09	36,587,631	3.04%	10.84%	to	10.57%
2020	0.00%	to	0.25%	2,414,969	12.96	to	12.75	30,959,979	2.52%	7.53%	to	7.27%
2019	0.00%	to	0.25%	2,374,544	12.05	to	11.88	28,315,323	3.43%	21.77%	to	21.46%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)
2023	0.00%			267,443	17.44			4,663,033	3.89%	7.40%
2022	0.00%			239,799	16.23			3,893,090	2.40%	-13.46%
2021	0.00%			303,253	18.76			5,688,994	3.89%	-0.72%
2020	0.00%			120,503	18.90			2,277,107	3.04%	9.31%
2019	0.00%			117,469	17.29			2,030,781	3.22%	9.89%
Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)
2023	0.00%	to	0.20%	1,328,412	14.32	to	10.33	17,848,463	2.01%	15.67%	to	15.44%
2022	0.00%	to	0.10%	1,152,028	12.38	to	8.95	14,042,924	0.00%	-37.93%	to	-10.47%
2021	0.00%			1,099,683	19.94			21,930,646	0.38%	-1.08%
2020	0.00%			1,114,827	20.16			22,475,770	0.98%	51.04%
2019	0.00%			1,200,666	13.35			16,026,199	1.23%	33.15%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
2023	0.00%			467,350	14.19			6,629,982	2.79%	15.67%
2022	0.00%			470,450	12.26			5,769,733	3.82%	-5.86%
2021	0.00%			430,600	13.03			5,609,958	3.37%	10.58%
2020	0.00%			428,631	11.78			5,050,061	0.00%	17.82%			****
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
2023	0.00%	to	0.25%	474,561	60.44	to	58.12	28,542,475	5.30%	35.36%	to	35.02%
2022	0.00%	to	0.25%	478,216	44.65	to	43.04	21,282,404	5.34%	-12.49%	to	-12.71%
2021	0.00%	to	0.25%	470,430	51.02	to	49.31	23,926,902	0.00%	40.45%	to	40.10%
2020	0.00%	to	0.25%	487,140	36.33	to	35.20	17,642,372	0.00%	30.09%	to	29.77%
2019	0.00%	to	0.25%	542,567	27.93	to	27.12	15,086,794	4.06%	30.53%	to	30.20%
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)
2023	0.00%	to	0.25%	1,245,203	32.24	to	31.00	40,093,258	0.00%	20.58%	to	20.28%
2022	0.00%	to	0.25%	1,329,261	26.74	to	25.77	35,481,425	0.00%	-37.61%	to	-37.76%
2021	0.00%	to	0.25%	1,411,401	42.85	to	41.41	60,408,255	0.12%	-4.70%	to	-4.94%
2020	0.00%	to	0.25%	1,518,258	44.97	to	43.57	68,167,277	0.00%	60.90%	to	60.50%
2019	0.00%	to	0.25%	1,543,482	27.95	to	27.14	43,080,056	0.00%	37.25%	to	36.91%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
2023	0.00%	to	0.25%	291,959	35.25	to	33.90	10,154,417	1.53%	8.82%	to	8.55%
2022	0.00%	to	0.25%	354,803	32.40	to	31.23	11,359,202	1.60%	-2.59%	to	-2.84%
2021	0.00%	to	0.25%	314,894	33.26	to	32.14	10,357,156	0.92%	24.20%	to	23.89%
2020	0.00%	to	0.25%	302,109	26.78	to	25.94	8,001,705	2.18%	-1.07%	to	-1.32%
2019	0.00%	to	0.25%	326,265	27.07	to	26.29	8,745,468	2.38%	23.97%	to	23.66%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2023	0.00%			362,825	34.50			12,516,242	1.53%	8.63%
2022	0.00%			379,578	31.76			12,053,714	1.36%	-2.66%
2021	0.00%			404,798	32.62			13,206,366	0.73%	24.02%
2020	0.00%			464,832	26.31			12,228,172	2.08%	-1.14%
2019	0.00%			500,340	26.61			13,314,607	2.25%	23.85%
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I (NVNMO1)
2023	0.00%			558,080	36.55			20,397,518	0.52%	23.39%
2022	0.00%			597,569	29.62			17,700,267	0.39%	-17.06%
2021	0.00%			634,912	35.71			22,674,998	0.30%	26.57%
2020	0.00%			682,660	28.22			19,262,259	0.43%	13.55%
2019	0.00%			744,674	24.85			18,504,708	0.66%	28.07%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I (NVNSR1)
2023	0.00%	to	0.20%	5,966	34.36	to	20.09	200,858	0.33%	20.59%	to	20.35%
2022	0.00%	to	0.25%	5,947	28.50	to	16.64	166,012	0.30%	-22.92%	to	-23.11%
2021	0.00%	to	0.25%	17,186	36.97	to	21.64	630,968	0.64%	26.81%	to	26.49%
2020	0.00%			6,143	29.15			179,085	0.72%	13.36%
2019	0.00%			8,372	25.72			215,301	0.81%	26.01%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2023	0.00%	to	0.20%	4,126,825	69.03	to	26.44	281,280,770	1.44%	23.88%	to	23.63%
2022	0.00%	to	0.20%	4,395,002	55.72	to	21.38	242,204,678	0.87%	-22.10%	to	-22.26%
2021	0.00%	to	0.20%	4,717,424	71.53	to	27.50	333,436,491	0.62%	30.24%	to	29.98%
2020	0.00%	to	0.20%	3,865,693	54.92	to	21.16	207,291,349	1.36%	18.90%	to	18.66%
2019	0.00%	to	0.25%	4,099,182	46.19	to	17.80	186,532,170	1.73%	37.62%	to	37.27%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
2023	0.00%	to	0.25%	1,163,714	23.98	to	46.37	32,238,260	2.27%	12.88%	to	12.59%
2022	0.00%	to	0.25%	1,246,582	21.24	to	41.19	30,956,726	1.54%	-28.52%	to	-28.70%
2021	0.00%	to	0.25%	1,283,052	29.71	to	57.76	43,969,602	1.13%	46.75%	to	46.38%
2020	0.00%	to	0.25%	1,317,987	20.25	to	39.46	29,813,361	1.55%	-5.39%	to	-5.62%
2019	0.00%	to	0.25%	1,372,936	21.40	to	41.81	32,551,143	1.72%	30.70%	to	30.38%
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
2023	0.00%	to	0.25%	119,047	24.23	to	16.48	2,631,031	1.03%	16.35%	to	16.06%
2022	0.00%	to	0.25%	125,150	20.83	to	14.20	2,334,359	0.82%	-20.72%	to	-20.92%
2021	0.00%	to	0.25%	101,081	26.27	to	17.95	2,536,503	1.01%	14.20%	to	13.92%
2020	0.00%	to	0.25%	67,904	23.00	to	15.76	1,557,624	1.01%	57.85%	to	57.59%
2019	0.00%			57,737	19.28			1,113,172	0.94%	24.96%
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y (NVSIXD)
2023	0.00%			11,973	16.82			201,376	1.47%	16.69%
2022	0.00%			12,555	14.41			180,963	1.35%	-20.46%
2021	0.00%			1,568	18.12			28,414	3.14%	14.54%			****
Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class I (NVSTB1)
2023	0.00%	to	0.25%	9,295,579	13.30	to	12.79	121,592,370	3.90%	5.95%	to	5.69%
2022	0.00%	to	0.25%	9,393,133	12.56	to	12.11	116,071,709	2.13%	-5.39%	to	-5.63%
2021	0.00%	to	0.25%	12,249,853	13.27	to	12.83	160,215,231	1.26%	-0.44%	to	-0.69%
2020	0.00%	to	0.25%	2,453,534	13.33	to	12.92	32,108,328	2.50%	3.20%	to	2.95%
2019	0.00%	to	0.25%	8,069,491	12.92	to	12.55	102,835,231	2.57%	4.33%	to	4.07%
Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)
2023	0.00%			175,559	12.77			2,241,778	3.56%	5.69%
2022	0.00%			171,570	12.08			2,072,971	2.10%	-5.67%
2021	0.00%			162,797	12.81			2,085,159	0.82%	-0.59%
2020	0.00%			251,284	12.88			3,237,618	1.66%	2.83%
2019	0.00%			234,739	12.53			2,941,158	2.37%	4.09%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
2023	0.00%	to	0.25%	61,369	22.84	to	10.68	1,112,048	2.35%	15.56%	to	15.27%
2022	0.00%	to	0.25%	59,490	19.76	to	9.27	962,061	3.80%	-5.99%	to	-6.23%
2021	0.00%			41,436	21.02			871,170	2.37%	10.40%
2020	0.00%			43,970	19.04			837,364	1.40%	5.18%
2019	0.00%			60,476	18.11			1,094,990	2.48%	12.49%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2023	0.00%	to	0.10%	2,715,721	15.76	to	14.44	42,788,534	4.67%	4.75%	to	4.64%
2022	0.00%	to	0.10%	2,430,171	15.04	to	13.80	36,552,369	1.30%	1.30%	to	1.20%
2021	0.00%	to	0.10%	2,395,575	14.85	to	13.63	35,570,868	0.00%	0.00%	to	-0.10%
2020	0.00%	to	0.10%	2,592,546	14.85	to	13.65	38,495,066	0.24%	0.24%	to	0.14%
2019	0.00%	to	0.25%	2,945,259	14.81	to	12.13	43,621,222	1.77%	1.78%	to	1.53%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)
2023	0.00%	to	0.25%	42,314,172	12.97	to	12.30	534,816,834	4.72%	4.80%	to	4.54%
2022	0.00%	to	0.25%	24,156,200	12.37	to	11.76	290,289,889	1.32%	1.33%	to	1.08%
2021	0.00%	to	0.25%	22,191,764	12.21	to	11.64	263,011,500	0.00%	0.00%	to	-0.25%
2020	0.00%	to	0.25%	19,122,843	12.21	to	11.67	225,619,161	0.26%	0.26%	to	0.01%
2019	0.00%	to	0.25%	18,952,580	12.18	to	11.67	223,665,269	1.83%	1.83%	to	1.58%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2023	0.00%	to	0.25%	582,681	95.34	to	61.99	53,959,224	0.52%	13.99%	to	13.70%
2022	0.00%	to	0.25%	610,252	83.64	to	54.52	49,747,844	0.45%	-18.77%	to	-18.97%
2021	0.00%	to	0.25%	644,751	102.96	to	67.28	64,396,933	0.00%	30.84%	to	30.51%
2020	0.00%	to	0.25%	712,462	78.70	to	51.56	49,314,100	0.02%	22.69%	to	22.38%
2019	0.00%	to	0.25%	795,273	64.14	to	42.13	44,132,344	0.07%	25.65%	to	25.33%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2023	0.00%	to	0.25%	516,634	59.11	to	55.57	30,076,495	0.00%	17.47%	to	17.17%
2022	0.00%	to	0.25%	500,426	50.32	to	47.43	24,820,156	0.00%	-30.37%	to	-30.54%
2021	0.00%	to	0.25%	507,073	72.26	to	68.28	36,139,695	0.00%	10.31%	to	10.03%
2020	0.00%	to	0.25%	530,757	65.51	to	62.06	34,251,785	0.00%	40.89%	to	40.54%
2019	0.00%	to	0.25%	578,711	46.50	to	44.16	26,525,233	0.00%	35.71%	to	35.37%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2023	0.00%	to	0.25%	501,422	89.97	to	66.27	44,747,564	0.43%	17.45%	to	17.16%
2022	0.00%	to	0.25%	522,653	76.60	to	56.57	39,806,527	0.33%	-12.91%	to	-13.13%
2021	0.00%	to	0.25%	566,793	87.96	to	65.12	49,709,406	0.00%	32.04%	to	31.71%
2020	0.00%	to	0.25%	581,640	66.62	to	49.44	37,873,821	0.08%	5.15%	to	4.89%
2019	0.00%	to	0.25%	605,244	63.35	to	47.13	37,374,355	1.06%	19.00%	to	18.70%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2023	0.00%	to	0.20%	859,126	54.90	to	42.67	47,020,891	1.34%	8.27%	to	8.06%
2022	0.00%	to	0.20%	932,444	50.70	to	39.49	47,140,449	1.16%	-8.44%	to	-8.63%
2021	0.00%	to	0.20%	999,625	55.38	to	43.22	55,171,923	0.78%	21.88%	to	21.64%
2020	0.00%	to	0.25%	1,058,400	45.43	to	35.17	48,008,857	1.08%	10.35%	to	10.08%
2019	0.00%	to	0.25%	2,069,600	41.17	to	31.95	77,888,080	0.77%	29.31%	to	28.98%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)
2023	0.10%			23,321	61.21			1,427,416	0.00%	18.03%
2022	0.10%	to	0.25%	32,845	51.86	to	36.85	1,216,876	0.00%	-28.80%	to	-28.91%
2021	0.10%	to	0.25%	35,938	72.84	to	51.83	1,872,414	0.00%	12.88%	to	12.71%
2020	0.00%	to	0.25%	40,347	89.81	to	45.99	1,865,369	0.00%	39.98%	to	39.63%
2019	0.00%	to	0.25%	58,523	64.16	to	32.94	2,027,969	0.00%	32.75%	to	32.42%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S Shares (AMMCGS)
2023	0.00%			45,950	20.39			936,794	0.00%	17.96%
2022	0.00%			44,386	17.28			767,114	0.00%	-28.83%
2021	0.00%			46,056	24.28			1,118,369	0.00%	12.72%
2020	0.00%			51,504	21.54			1,109,490	0.00%	39.71%
2019	0.00%			75,744	15.42			1,167,896	0.00%	32.48%
Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares (AMRI)
2023	0.00%			2,295	28.55			65,504	1.04%	11.00%
2022	0.00%	to	0.20%	1,791	25.72	to	24.87	45,096	0.88%	-9.75%	to	-9.93%
2021	0.00%			463	28.50			13,195	0.57%	32.80%
2020	0.00%	to	0.10%	1,350	21.46	to	21.15	28,716	1.05%	-2.62%	to	-2.72%
2019	0.00%	to	0.20%	1,756	22.04	to	21.44	38,226	0.51%	16.74%	to	16.51%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2023	0.00%	to	0.20%	36,858	68.75	to	65.96	2,532,954	0.34%	26.90%	to	26.65%
2022	0.00%	to	0.20%	40,176	54.17	to	52.09	2,175,772	0.43%	-18.45%	to	-18.61%
2021	0.00%	to	0.25%	44,113	66.43	to	63.40	2,929,003	0.38%	23.48%	to	23.17%
2020	0.00%	to	0.25%	49,461	53.80	to	51.48	2,659,925	0.56%	19.56%	to	19.26%
2019	0.00%	to	0.25%	73,644	45.00	to	43.16	3,295,233	0.44%	25.88%	to	25.57%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)
2023	0.00%			240,203	13.87			3,331,181	4.12%	5.90%
2022	0.00%			224,571	13.10			2,940,865	3.15%	-5.19%
2021	0.00%			423,072	13.81			5,843,360	3.52%	0.74%
2020	0.00%			207,597	13.71			2,846,187	2.33%	3.46%
2019	0.00%			218,350	13.25			2,893,560	2.01%	3.69%
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)
2023	0.00%			4,788	14.07			67,388	0.18%	9.17%
2022	0.00%			4,788	12.89			61,724	18.70%	-12.08%
2021	0.00%			4,742	14.66			69,534	1.04%	8.51%
2020	0.00%			3,627	13.51			49,013	2.18%	5.66%
2019	0.00%			3,618	12.79			46,272	2.19%	14.48%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)
2023	0.00%			3,513	14.98			52,639	0.38%	11.00%
2022	0.00%			3,742	13.50			50,513	8.89%	-13.79%
2021	0.00%			3,665	15.66			57,386	0.96%	12.43%
2020	0.00%			3,591	13.93			50,011	2.07%	5.18%
2019	0.00%			3,493	13.24			46,251	1.88%	16.93%
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)
2023	0.00%			8,745	14.92			130,458	0.36%	10.23%
2022	0.00%			9,866	13.53			133,529	17.34%	-13.53%
2021	0.00%			10,148	15.65			158,828	1.04%	10.98%
2020	0.00%			10,474	14.10			147,710	1.93%	5.90%
2019	0.00%			4,296	13.32			57,210	2.09%	16.16%
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)
2023	0.00%	to	0.25%	156,125	27.31	to	26.00	4,165,549	2.95%	8.14%	to	7.87%
2022	0.00%	to	0.25%	156,047	25.25	to	24.10	3,860,718	7.65%	-11.84%	to	-12.06%
2021	0.00%	to	0.25%	193,526	28.65	to	27.41	5,434,933	11.25%	16.23%	to	15.94%
2020	0.00%	to	0.25%	214,380	24.65	to	23.64	5,194,505	5.47%	8.01%	to	7.74%
2019	0.00%	to	0.25%	675,872	22.82	to	21.94	14,999,803	2.81%	11.90%	to	11.62%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)
2023	0.00%	to	0.20%	73,381	12.50	to	12.11	899,972	2.53%	6.22%	to	6.01%
2022	0.00%	to	0.20%	79,785	11.77	to	11.43	923,564	1.54%	-18.98%	to	-19.14%
2021	0.00%	to	0.20%	103,881	14.52	to	14.13	1,491,803	5.86%	-7.52%	to	-7.70%
2020	0.00%	to	0.25%	104,814	15.70	to	15.21	1,623,712	5.60%	10.77%	to	10.50%
2019	0.00%	to	0.25%	114,171	14.18	to	13.77	1,592,948	2.03%	7.02%	to	6.76%
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
2023	0.00%	to	0.25%	348,191	11.29	to	11.10	3,901,619	2.64%	9.02%	to	8.75%
2022	0.00%	to	0.25%	267,098	10.36	to	10.21	2,748,799	1.64%	-10.16%	to	-10.38%
2021	0.00%	to	0.25%	32,351	11.53	to	11.39	370,172	1.55%	-1.95%	to	-2.20%
2020	0.00%	to	0.25%	32,324	11.76	to	11.65	376,994	5.79%	5.55%	to	5.29%
2019	0.00%	to	0.25%	36,396	11.14	to	11.06	402,715	1.75%	7.01%	to	6.74%
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)
2023	0.00%	to	0.25%	118,811	10.55	to	10.38	1,238,040	2.26%	5.26%	to	5.00%
2022	0.00%	to	0.25%	97,780	10.02	to	9.88	969,518	1.50%	-11.01%	to	-11.23%
2021	0.00%	to	0.25%	87,855	11.26	to	11.13	978,882	5.03%	-4.16%	to	-4.40%
2020	0.10%	to	0.25%	53,516	11.71	to	11.64	623,388	2.49%	10.00%	to	9.84%
2019	0.20%	to	0.25%	45,894	10.61	to	10.60	486,599	2.48%	5.91%	to	5.86%
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)
2023	0.00%	to	0.25%	22,915	12.43	to	12.26	282,360	5.73%	12.24%	to	11.96%
2022	0.00%	to	0.25%	49,235	11.08	to	10.95	539,851	5.05%	-10.29%	to	-10.52%
2021	0.00%	to	0.25%	83,090	12.35	to	12.24	1,018,571	4.46%	3.65%	to	3.39%
2020	0.00%	to	0.25%	73,350	11.92	to	11.84	869,082	4.80%	5.72%	to	5.45%
2019	0.00%	to	0.25%	53,595	11.27	to	11.22	601,755	4.74%	14.73%	to	14.44%
PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class (PMVID)
2023	0.10%	to	0.20%	1,689,775	10.08	to	10.05	17,021,604	5.30%	8.16%	to	8.05%
2022	0.10%	to	0.25%	1,618,898	9.32	to	9.29	15,076,405	4.08%	-7.88%	to	-8.02%	****
PIMCO Variable Insurance Trust - Income Portfolio: Institutional Class (PMVII)
2023	0.00%			8,108	10.14			82,234	5.53%	8.42%
2022	0.00%			569	9.35			5,323	0.05%	-7.65%			****
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)
2023	0.00%	to	0.25%	1,983,000	16.67	to	15.80	32,198,621	3.60%	4.98%	to	4.72%
2022	0.00%	to	0.25%	2,362,549	15.88	to	15.09	36,438,349	1.65%	-5.75%	to	-5.99%
2021	0.00%	to	0.25%	2,713,185	16.84	to	16.05	44,248,853	0.52%	-0.93%	to	-1.17%
2020	0.00%	to	0.25%	2,498,735	17.00	to	16.24	41,172,809	1.17%	2.99%	to	2.73%
2019	0.00%	to	0.25%	2,169,008	16.51	to	15.81	34,754,394	2.76%	4.03%	to	3.77%
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)
2023	0.00%	to	0.20%	689,211	15.11	to	14.71	10,374,388	2.39%	3.99%	to	3.79%
2022	0.00%	to	0.25%	712,978	14.53	to	14.08	10,317,037	2.04%	-28.88%	to	-29.06%
2021	0.00%	to	0.25%	706,484	20.43	to	19.85	14,384,636	1.56%	-4.78%	to	-5.02%
2020	0.00%	to	0.25%	870,552	21.46	to	20.89	18,624,770	1.63%	17.38%	to	17.09%
2019	0.00%	to	0.25%	474,406	18.28	to	17.85	8,637,893	2.07%	13.32%	to	13.04%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)
2023	0.00%	to	0.25%	1,780,784	22.92	to	21.73	39,650,669	3.00%	3.69%	to	3.43%
2022	0.00%	to	0.25%	2,026,792	22.11	to	21.01	43,363,262	7.02%	-11.89%	to	-12.11%
2021	0.00%	to	0.25%	2,307,381	25.09	to	23.90	55,948,773	4.91%	5.55%	to	5.28%
2020	0.00%	to	0.25%	2,268,919	23.77	to	22.70	52,134,936	1.43%	11.72%	to	11.44%
2019	0.00%	to	0.25%	2,292,172	21.28	to	20.37	47,192,762	1.67%	8.44%	to	8.16%
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)
2023	0.00%			33,301	8.40			279,870	16.01%	-7.85%
2022	0.00%			129,771	9.12			1,183,603	23.60%	8.61%
2021	0.00%			45,474	8.40			381,859	4.87%	33.34%
2020	0.00%			23,857	6.30			150,242	6.51%	1.35%
2019	0.00%			22,676	6.21			140,900	4.51%	11.43%
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
2023	0.00%	to	0.25%	2,812,687	22.43	to	21.27	61,377,404	3.57%	5.94%	to	5.68%
2022	0.00%	to	0.25%	2,959,651	21.18	to	20.13	60,902,787	2.61%	-14.30%	to	-14.52%
2021	0.00%	to	0.25%	2,989,602	24.71	to	23.54	71,878,023	1.83%	-1.26%	to	-1.51%
2020	0.00%	to	0.25%	3,331,795	25.03	to	23.90	81,214,234	2.11%	8.64%	to	8.37%
2019	0.00%	to	0.25%	3,204,002	23.04	to	22.06	71,823,226	3.01%	8.35%	to	8.08%
PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)
2023	0.00%	to	0.20%	59,423	10.70	to	10.66	634,787	4.37%	5.91%	to	5.70%
2022	0.00%			5,299	10.10			53,515	0.94%	0.99%			****
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)
2023	0.00%			167,496	20.46			3,427,383	2.04%	15.67%
2022	0.00%			166,923	17.69			2,953,041	1.35%	-3.13%
2021	0.00%			128,006	18.26			2,337,757	1.05%	27.30%
2020	0.00%			118,429	14.35			1,698,982	1.72%	5.80%
2019	0.00%			110,712	13.56			1,501,164	2.06%	30.40%
Putnam Variable Trust - Putnam VT Large Cap Growth Fund: Class IB (PVGOB)
2023	0.00%			142,602	31.76			4,528,558	0.00%	44.47%
2022	0.00%			75,574	21.98			1,661,171	0.00%	-30.50%
2021	0.00%			115,984	31.63			3,668,364	0.00%	22.65%
2020	0.00%			140,034	25.79			3,610,974	0.03%	38.71%
2019	0.00%			101,955	18.59			1,895,388	0.15%	36.74%
Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)
2023	0.00%			5,412	11.66			63,113	0.00%	16.61%			****
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
2023	0.00%			26,866	33.10			889,208	0.04%	18.51%
2022	0.00%			32,272	27.93			901,327	1.57%	-14.77%
2021	0.00%			33,202	32.77			1,087,970	1.17%	8.82%
2020	0.00%			40,015	30.11			1,204,943	1.60%	12.10%
2019	0.00%			45,519	26.86			1,222,782	1.37%	25.15%
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB (PVTSCB)
2023	0.10%	to	0.25%	59,213	29.24	to	28.53	1,701,485	0.15%	23.63%	to	23.44%
2022	0.10%	to	0.25%	56,282	23.65	to	23.11	1,308,104	0.16%	-13.07%	to	-13.20%
2021	0.10%	to	0.25%	55,525	27.20	to	26.63	1,483,580	0.70%	39.76%	to	39.55%
2020	0.20%	to	0.25%	54,468	19.21	to	19.08	1,041,141	1.12%	3.76%	to	3.70%
2019	0.20%	to	0.25%	42,112	18.51	to	18.40	776,045	0.61%	23.99%	to	23.93%
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)
2023	0.10%	to	0.20%	35,173	53.99	to	52.85	1,894,540	0.00%	18.66%	to	18.55%
2022	0.10%	to	0.25%	46,848	45.50	to	44.13	2,126,515	0.00%	-22.51%	to	-22.63%
2021	0.10%	to	0.25%	49,547	58.71	to	57.04	2,902,497	0.00%	29.85%	to	29.65%
2020	0.00%	to	0.25%	56,567	46.05	to	43.99	2,537,248	0.00%	23.79%	to	23.48%
2019	0.00%	to	0.25%	114,963	37.20	to	35.62	4,163,533	0.00%	19.55%	to	19.25%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio (TRBCGP)
2023	0.00%	to	0.25%	2,334,754	45.76	to	44.50	105,238,499	0.00%	49.29%	to	48.92%
2022	0.00%	to	0.25%	2,919,619	30.65	to	29.88	88,096,683	0.00%	-38.50%	to	-38.66%
2021	0.00%	to	0.25%	2,832,664	49.84	to	48.71	139,027,186	0.00%	17.62%	to	17.33%
2020	0.00%	to	0.25%	3,107,541	42.37	to	41.52	129,855,277	0.00%	34.28%	to	33.94%
2019	0.00%	to	0.25%	3,244,814	31.56	to	31.00	101,115,679	0.00%	29.89%	to	29.56%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)
2023	0.00%	to	0.25%	316,304	52.45	to	49.73	16,170,606	1.88%	9.31%	to	9.04%
2022	0.00%	to	0.25%	338,748	47.98	to	45.60	15,829,463	1.60%	-3.59%	to	-3.83%
2021	0.00%	to	0.25%	447,039	49.76	to	47.42	21,581,763	1.34%	25.22%	to	24.90%
2020	0.00%	to	0.25%	523,995	39.74	to	37.96	20,125,400	2.06%	0.96%	to	0.70%
2019	0.00%	to	0.25%	632,019	39.37	to	37.70	24,039,343	2.07%	26.04%	to	25.73%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2023	0.00%			169,289	66.83			11,314,221	0.00%	2.68%
2022	0.00%			199,503	65.09			12,984,902	0.00%	-12.69%
2021	0.00%			213,874	74.54			15,942,854	0.00%	12.83%
2020	0.00%			244,003	66.07			16,120,573	0.00%	29.27%
2019	0.00%			239,216	51.11			12,226,008	0.00%	28.63%
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio (TRLT1)
2023	0.10%	to	0.25%	2,404,410	11.76	to	11.53	28,087,439	3.32%	4.84%	to	4.68%
2022	0.10%	to	0.25%	2,435,383	11.22	to	11.01	27,031,813	1.95%	-4.62%	to	-4.76%
2021	0.10%	to	0.25%	2,297,000	11.76	to	11.56	26,758,154	1.30%	0.04%	to	-0.12%
2020	0.00%	to	0.25%	1,117,432	11.87	to	11.58	12,996,616	1.95%	4.70%	to	4.44%
2019	0.00%	to	0.25%	2,482,744	11.34	to	11.09	27,582,145	2.39%	4.35%	to	4.09%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)
2023	0.00%	to	0.20%	245,305	107.54	to	103.05	25,823,655	0.00%	12.35%	to	12.50%
2022	0.10%	to	0.25%	341,478	88.08	to	85.44	29,898,931	0.00%	-22.83%	to	-22.94%
2021	0.10%	to	0.25%	390,808	114.14	to	110.88	43,630,859	0.00%	14.45%	to	14.28%
2020	0.10%	to	0.25%	371,947	99.72	to	97.02	36,246,339	0.00%	23.35%	to	23.17%
2019	0.10%	to	0.25%	407,648	80.85	to	78.77	32,234,125	0.00%	30.85%	to	30.65%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio (TRMCGP)
2023	0.00%			370	11.27			4,169	0.00%	12.72%			****
T. Rowe Price Equity Series, Inc. - T. Rowe Price All-Cap Opportunities Portfolio (TRNAG1)
2023	0.00%	to	0.25%	658,916	91.96	to	87.55	59,198,233	0.24%	28.96%	to	28.64%
2022	0.00%	to	0.25%	834,436	71.31	to	68.06	58,034,742	0.00%	-21.51%	to	-21.71%
2021	0.00%	to	0.25%	977,708	90.85	to	86.92	86,538,494	0.00%	20.80%	to	20.49%
2020	0.00%	to	0.25%	1,053,561	75.21	to	72.14	77,132,392	0.00%	44.37%	to	44.01%
2019	0.00%	to	0.25%	1,133,445	52.09	to	50.09	57,464,928	0.42%	34.93%	to	34.59%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Moderate Allocation Portfolio (TRPSB1)
2023	0.00%	to	0.25%	319,106	27.58	to	26.42	8,643,887	2.44%	15.35%	to	15.06%
2022	0.00%	to	0.25%	276,730	23.91	to	22.97	6,503,018	1.56%	-18.31%	to	-18.52%
2021	0.00%	to	0.25%	315,297	29.27	to	28.18	9,074,608	0.97%	10.06%	to	9.79%
2020	0.00%	to	0.25%	357,259	26.59	to	25.67	9,307,068	1.34%	14.54%	to	14.25%
2019	0.00%	to	0.25%	398,214	23.22	to	22.47	9,060,881	1.93%	19.80%	to	19.50%
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)
2023	0.00%	to	0.10%	140,102	41.05	to	54.80	6,262,882	3.51%	9.77%	to	9.66%
2022	0.00%	to	0.10%	146,595	37.40	to	49.97	5,968,859	0.28%	-24.37%	to	-24.45%
2021	0.00%	to	0.25%	156,898	49.45	to	59.66	8,416,338	0.94%	-11.87%	to	-12.09%
2020	0.00%	to	0.25%	190,708	56.11	to	67.86	11,533,978	2.02%	17.25%	to	16.96%
2019	0.00%	to	0.25%	217,323	47.86	to	58.02	11,270,070	0.48%	30.60%	to	30.27%
VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)
2023	0.00%	to	0.25%	361,413	37.82	to	42.95	15,548,012	2.73%	-3.58%	to	-3.82%
2022	0.00%	to	0.25%	442,417	39.22	to	44.66	19,681,554	1.61%	8.39%	to	8.12%
2021	0.00%	to	0.25%	464,856	36.19	to	41.31	19,077,021	0.44%	18.92%	to	18.62%
2020	0.00%	to	0.25%	479,161	30.43	to	34.82	16,292,094	0.93%	19.11%	to	18.81%
2019	0.00%	to	0.25%	539,484	25.55	to	29.31	15,250,927	0.00%	11.87%	to	11.59%
Vanguard Variable Insurance Fund - Balanced Portfolio (VVB)
2023	0.00%	to	0.10%	583,937	31.74	to	31.24	18,321,078	1.96%	14.33%	to	14.21%
2022	0.00%	to	0.25%	593,664	27.76	to	26.74	16,258,055	1.90%	-14.30%	to	-14.52%
2021	0.00%	to	0.25%	663,170	32.40	to	31.28	21,187,425	1.58%	19.02%	to	18.72%
2020	0.00%	to	0.25%	522,971	27.22	to	26.35	13,867,162	2.63%	10.68%	to	10.40%
2019	0.20%	to	0.25%	496,895	24.01	to	23.87	11,921,228	2.60%	22.24%	to	22.18%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Vanguard Variable Insurance Fund - Capital Growth Portfolio (VVCG)
2023	0.00%			15,111	27.40			414,084	0.01%	27.98%
2022	0.00%			40	21.41			856	1.77%	-15.48%
2021	0.10%	to	0.25%	888,352	25.17	to	24.92	22,327,421	0.90%	21.42%	to	21.24%
2020	0.20%	to	0.25%	937,936	20.61	to	20.55	19,323,339	1.45%	17.24%	to	17.18%
2019	0.20%	to	0.25%	1,124,585	17.58	to	17.54	19,763,411	1.10%	26.25%	to	26.18%
Vanguard Variable Insurance Fund - Diversified Value Portfolio (VVDV)
2023	0.00%			9,147	34.18			312,625	1.24%	20.13%
2022	0.00%			5,611	28.45			159,637	0.00%	-11.49%
Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)
2023	0.00%			156,698	15.05			2,357,811	2.70%	8.10%
2022	0.00%			126,341	13.92			1,758,619	1.48%	-0.66%
2021	0.00%			50,487	14.01			707,441	0.91%	25.33%
2020	0.00%			14,840	11.18			165,921	1.10%	3.25%			****
Vanguard Variable Insurance Fund - Equity Index Portfolio (VVEIX)
2023	0.00%			22,106	17.24			381,057	1.07%	26.11%
2022	0.00%			11,976	13.67			163,693	1.15%	-18.23%
2021	0.00%			7,217	16.72			120,636	1.20%	28.55%
2020	0.00%			8,031	13.00			104,429	0.00%	18.20%			****
Vanguard Variable Insurance Fund - Growth Portfolio (VVG)
2023	0.00%	to	0.10%	1,775,831	16.80	to	11.92	21,262,760	0.23%	40.13%	to	40.00%
2022	0.00%	to	0.25%	1,907,427	11.99	to	8.51	16,302,871	0.00%	-33.37%	to	-14.94%
2021	0.00%			17,371	17.99			312,566	0.02%	17.86%			****
Vanguard Variable Insurance Fund-Global Bond Index Portfolio (VVGBI)
2023	0.00%			17,911	9.90			177,268	1.90%	6.52%
2022	0.00%			13,370	9.29			124,226	2.60%	-13.13%
2021	0.00%			8,232	10.70			88,045	0.00%	-1.84%			****
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
2023	0.00%	to	0.10%	3,215,312	12.91	to	12.74	40,971,622	2.44%	5.58%	to	5.47%
2022	0.00%	to	0.25%	3,183,532	12.23	to	11.86	38,373,124	2.06%	-13.21%	to	-13.43%
2021	0.00%	to	0.25%	4,229,653	14.09	to	13.70	58,801,793	2.07%	-1.72%	to	-1.96%
2020	0.00%	to	0.25%	4,401,877	14.33	to	13.98	61,796,645	1.99%	7.58%	to	7.31%
2019	0.20%	to	0.25%	3,770,243	13.08	to	13.02	49,299,409	2.57%	8.46%	to	8.40%
Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)
2023	0.00%			39	11.55			453	4.98%	11.67%
2022	0.00%			41	10.35			424	0.00%	-9.36%
Vanguard Variable Insurance Fund - International Portfolio (VVI)
2023	0.00%	to	0.10%	585,909	22.65	to	22.29	13,073,599	1.45%	14.65%	to	14.54%
2022	0.00%	to	0.25%	504,301	19.75	to	19.03	9,796,610	1.38%	-30.12%	to	-30.30%
2021	0.00%	to	0.25%	546,009	28.27	to	27.30	15,185,427	0.30%	-1.54%	to	-1.79%
2020	0.00%	to	0.25%	652,790	28.71	to	27.79	18,252,019	1.20%	57.58%	to	57.19%
2019	0.20%	to	0.25%	684,174	17.79	to	17.68	12,160,075	1.40%	30.95%	to	30.89%
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
2023	0.00%	to	0.10%	684,618	38.61	to	37.99	26,044,630	1.42%	15.83%	to	15.71%
2022	0.00%	to	0.25%	726,517	33.33	to	32.10	23,806,438	1.16%	-18.82%	to	-19.02%
2021	0.00%	to	0.25%	811,601	41.06	to	39.64	32,778,080	1.09%	24.36%	to	24.05%
2020	0.00%	to	0.25%	905,295	33.02	to	31.96	29,104,519	1.61%	18.07%	to	17.78%
2019	0.20%	to	0.25%	1,017,241	27.30	to	27.14	27,746,660	1.48%	30.61%	to	30.55%
Vanguard Variable Insurance Fund - Real Estate Index Portfolio (VVREI)
2023	0.00%	to	0.10%	99,086	27.33	to	26.97	2,680,417	2.30%	11.70%	to	11.59%
2022	0.00%	to	0.25%	95,750	24.47	to	23.74	2,314,516	1.76%	-26.30%	to	-26.48%
2021	0.00%	to	0.25%	93,364	33.19	to	32.29	3,061,574	2.14%	40.21%	to	39.86%
2020	0.00%	to	0.25%	127,533	23.68	to	23.09	2,959,928	2.69%	-4.85%	to	-5.09%
2019	0.20%	to	0.25%	100,637	24.44	to	24.33	2,457,561	2.74%	28.55%	to	28.48%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Vanguard Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)
2023	0.00%	to	0.10%	215,967	35.63	to	35.22	7,610,449	0.39%	19.65%	to	19.53%
2022	0.10%	to	0.25%	212,837	29.47	to	29.00	6,259,459	0.26%	-25.43%	to	-25.54%
2021	0.00%	to	0.25%	216,823	39.89	to	38.95	8,552,346	0.38%	14.22%	to	13.93%
2020	0.00%	to	0.25%	248,618	34.93	to	34.19	8,532,316	0.67%	23.18%	to	22.88%
2019	0.20%	to	0.25%	278,570	27.93	to	27.82	7,775,653	0.53%	27.85%	to	27.79%
Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)
2023	0.00%			60,716	15.01			911,567	1.69%	6.16%
2022	0.00%			33,170	14.14			469,115	0.85%	-5.72%
2021	0.00%			8,815	15.00			132,235	0.89%	-0.45%
2020	0.00%			1,592	15.07			23,991	0.00%	5.49%
Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)
2023	0.00%	to	0.10%	1,050,422	13.45	to	13.38	14,054,075	2.84%	15.54%	to	15.43%
2022	0.00%	to	0.25%	1,029,726	11.64	to	11.52	11,925,116	3.40%	-16.01%	to	-16.22%
2021	0.00%	to	0.25%	1,412,234	13.86	to	13.75	19,493,368	1.85%	8.53%	to	8.26%
2020	0.20%	to	0.25%	1,568,615	12.71	to	12.70	19,935,377	2.16%	10.96%	to	10.90%
2019	0.20%	to	0.25%	1,386,663	11.46	to	11.45	15,883,704	1.95%	21.31%	to	21.25%
Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)
2023	0.00%			64,677	16.79			1,085,679	0.65%	25.95%
2022	0.00%			20,597	13.33			274,507	1.23%	-19.59%
2021	0.00%			10,594	16.57			175,593	0.00%	25.64%			****
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)
2023	0.00%	to	0.25%	501,814	13.03	to	12.88	6,499,378	3.09%	11.31%	to	11.04%
2022	0.00%	to	0.25%	344,366	11.71	to	11.60	4,012,129	1.30%	-25.90%	to	-26.08%
2021	0.00%	to	0.25%	278,623	15.80	to	15.70	4,386,615	1.15%	46.87%	to	46.50%
2020	0.00%	to	0.25%	239,764	10.76	to	10.71	2,573,424	1.46%	-1.33%	to	-1.58%
2019	0.00%	to	0.25%	89,155	10.90	to	10.89	970,992	2.55%	9.04%	to	8.86%	****

*

This represents the annual contract expense rate or range of rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the policyholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return or range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.
*****	If zero units are listed, there is ownership of the subaccount, however it is less than one full unit.

NATIONWIDE LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2023

Independent Auditors’ Report

Audit Committee of the Board of Directors

Nationwide Life Insurance Company:

Opinions

We have audited the financial statements of Nationwide Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2023 and 2022, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2023, and the related notes to the statutory financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2023 and 2022, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2023, in accordance with accounting practices prescribed or permitted by the Ohio Department of Insurance (Department) described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the statutory financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2023 and 2022, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2023.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices and U.S. generally accepted accounting principles are also described in Note 2.

Emphasis of Matter

As discussed in Note 2 to the financial statements, the Company’s subsidiary received permission from the Department in 2023 to account for an excess of loss reinsurance recoverable as an admitted asset. Under prescribed statutory accounting practices, the excess of loss reinsurance recoverable would not be an admitted asset. As of December 31, 2023, that permitted accounting practice increased statutory surplus over what it would have been had that prescribed accounting practice been followed. Our opinions are not modified with respect to this matter.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the Schedule I Summary of Investments - Other Than Investments in Related Parties, Schedule III Supplementary Insurance Information, Schedule IV Reinsurance, and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Columbus, Ohio

March 20, 2024

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2023	2022

Admitted assets
Invested assets
Bonds	$43,867	$40,208
Stocks	3,714	3,700
Mortgage loans, net of allowance	9,144	8,363
Policy loans	969	933
Derivative assets	113	143
Cash, cash equivalents and short-term investments	1,555	1,621
Securities lending collateral assets	359	232
Other invested assets	2,198	1,848
Total invested assets	$61,919	$57,048
Accrued investment income	965	585
Deferred federal income tax assets, net	632	589
Other assets	404	378
Separate account assets	113,270	102,808
Total admitted assets	$177,190	$161,408

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$49,373	$45,482
Policyholders’ dividend accumulation	380	398
Asset valuation reserve	841	707
Payable for securities	512	323
Securities lending payable	359	232
Funds held under coinsurance	1,323	1,608
Other liabilities	1,447	1,253
Accrued transfers from separate accounts	(1,548)	(1,598)
Separate account liabilities	113,270	102,808
Total liabilities	$165,957	$151,213

Capital and surplus
Capital shares ($1 par value; authorized - 5,000,000 shares,issued and outstanding - 3,814,779 shares)	$4	$4
Surplus notes	1,100	1,100
Special surplus funds	93	-
Additional paid-in capital	2,443	2,308
Unassigned surplus	7,593	6,783
Total capital and surplus	$11,233	$10,195
Total liabilities, capital and surplus	$177,190	$161,408

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Operations

	Years ended December 31,
(in millions)	2023	2022	2021

Revenues
Premiums and annuity considerations	$14,670	$14,535	$12,664
Net investment income	3,136	2,019	2,231
Other revenues	2,389	2,346	2,455
Total revenues	$20,195	$18,900	$17,350

Benefits and expenses
Benefits to policyholders and beneficiaries	$17,416	$15,963	$16,884
Increase in reserves for future policy benefits and claims	3,747	2,525	807
Net transfers from separate accounts	(3,742)	(1,635)	(3,002)
Commissions	766	810	858
Reserve adjustment on reinsurance assumed	(153)	(161)	(151)
Other expenses	702	564	469
Total benefits and expenses	$18,736	$18,066	$15,865

Income before federal income tax expense (benefit) and net realized capital (losses) gains on investments	$1,459	$834	$1,485
Federal income tax expense (benefit)	108	100	(9)

Income before net realized capital (losses) gains on investments	$1,351	$734	$1,494
Net realized capital (losses) gains on investments, net of federal income tax (benefit) expense of $(4), $3 and $59 in 2023, 2022 and 2021, respectively, and excluding $(30), $(103) and $15 of net realized capital (losses) gains transferred to the interest maintenance reserve in 2023, 2022 and 2021, respectively	(402)	240	(683)
Net income	$949	$974	$811

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Surplus notes	Special surplus funds	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2020	$4	$1,100	$-	$1,998	$6,003	$9,105

Change in reserve on account of change in valuation basis	-	-	-	-	2	2
Cumulative effect of change in accounting principle	-	-	-	-	6	6
Balance as of January 1, 2021	$4	$1,100	$-	$1,998	$6,011	$9,113

Net income	-	-	-	-	811	811
Change in asset valuation reserve	-	-	-	-	(144)	(144)
Change in deferred income taxes	-	-	-	-	50	50
Change in net unrealized capital gains and losses, net of tax expense of $30	-	-	-	-	(142)	(142)
Change in nonadmitted assets	-	-	-	-	(47)	(47)
Dividends paid to Nationwide Financial Services, Inc.	-	-	-	-	(550)	(550)
Balance as of December 31, 2021	$4	$1,100	$-	$1,998	$5,989	$9,091

Correction of error (see Note 2)	-	-	-	-	(39)	(39)
Balance as of January 1, 2022	$4	$1,100	$-	$1,998	$5,950	$9,052

Net income	-	-	-	-	974	974
Change in asset valuation reserve	-	-	-	-	(97)	(97)
Change in deferred income taxes	-	-	-	-	28	28
Change in net unrealized capital gains and losses, net of tax expense of $37	-	-	-	-	(40)	(40)
Change in nonadmitted assets	-	-	-	-	(33)	(33)
Capital contributions from Nationwide Financial Services, Inc.	-	-	-	310	-	310
Other, net	-	-	-	-	1	1
Balance as of December 31, 2022	$4	$1,100	$-	$2,308	$6,783	$10,195

Net income	-	-	-	-	949	949
Change in asset valuation reserve	-	-	-	-	(103)	(103)
Change in deferred income taxes	-	-	-	-	132	132
Change in net unrealized capital gains and losses, net of tax benefit of $37	-	-	-	-	(77)	(77)
Change in nonadmitted assets, including admitted disallowed interest maintenance reserve	-	-	93	-	(126)	(33)
Capital contributions from Nationwide Financial Services, Inc.	-	-	-	135	-	135
Other, net	-	-	-	-	35	35
Balance as of December 31, 2023	$4	$1,100	$93	$2,443	$7,593	$11,233

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Cash Flow

	Years ended December 31,
(in millions)	2023	2022	2021

Cash flows from operating activities:
Premiums collected, net of reinsurance	$14,675	$14,545	$12,661
Net investment income	2,775	2,064	2,404
Other revenue	2,021	3,178	2,367
Policy benefits and claims paid	(17,567)	(15,962)	(16,735)
Commissions, operating expenses and taxes, other than federal income tax paid	(1,268)	(1,275)	(1,122)
Net transfers from separate accounts	3,792	1,658	2,871
Policyholders’ dividends paid	(28)	(30)	(36)
Federal income taxes recovered (paid)	98	(261)	121
Net cash provided by operating activities	$4,498	$3,917	$2,531

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$2,594	$3,444	$6,953
Stocks	46	19	127
Mortgage loans	635	1,139	1,053
Derivative assets	-	431	-
Other invested assets and other	467	641	279
Total investment proceeds	$3,742	$5,674	$8,412
Cost of investments acquired:
Bonds	$(6,256)	$(6,024)	$(7,744)
Stocks	(35)	(901)	(538)
Mortgage loans	(1,370)	(1,305)	(1,441)
Derivative assets	(556)	-	(589)
Other invested assets and other	(766)	(1,057)	(594)
Total investments acquired	$(8,983)	$(9,287)	$(10,906)
Net increase in policy loans	(37)	(19)	(25)
Net cash used in investing activities	$(5,278)	$(3,632)	$(2,519)

Cash flows from financing activities and miscellaneous sources:
Capital contributions from Nationwide Financial Services, Inc.	$135	$310	$-
Dividend paid to Nationwide Financials Services, Inc.	-	-	(550)
Net change in deposits on deposit-type contract funds and other insurance liabilities	270	391	517
Other cash provided (used)	309	(1)	196
Net cash provided by financing activities and miscellaneous	$714	$700	$163

Net (decrease) increase in cash, cash equivalents and short-term investments	$(66)	$985	$175
Cash, cash equivalents and short-term investments at beginning of year	1,621	636	461
Cash, cash equivalents and short-term investments at end of year	$1,555	$1,621	$636
Supplemental disclosure of non-cash activities:
Exchange of bond investments	$385	$349	$277
Intercompany transfer of securities from merger	$203	$-	$-

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC” or “the Company”) is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a wholly-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include life insurance, fixed and variable individual annuities, private and public sector group retirement plans, investment advisory services, pension risk transfer (“PRT”) contracts and other investment products. The Company is licensed to conduct business in all fifty states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell, recommend or direct the purchase of the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, pension plan administrators, life insurance agencies, life insurance specialists and registered investment advisors. Affiliates that market products directly to a customer base include Nationwide Retirement Solutions, Inc., Nationwide Securities, LLC and Nationwide Financial General Agency, Inc. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2023 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Jefferson National Life Insurance Company (“JNL”) and its wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), Eagle Captive Reinsurance, LLC (“Eagle”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisors, LLC (“NIA”). NLAIC primarily offers individual annuity contracts including fixed annuity contracts, group annuity contracts including PRT contracts, universal life insurance, variable universal life insurance, term life insurance and corporate-owned life insurance on a non-participating basis. Olentangy is a dormant Vermont domiciled special purpose financial insurance company and nonadmitted subsidiary. NWSBL is an Ohio limited liability company and offers a securities-based lending product and is a nonadmitted subsidiary. JNL and JNLNY primarily offer individual deferred fixed and variable annuity products. Eagle is an Ohio domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor and nonadmitted subsidiary.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2023 and 2022, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact to the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment and derivative valuations and future policy benefits and claims. Actual results could differ significantly from those estimates.

Basis of Presentation

Effective October 1, 2023, Jefferson National Financial Corporation (“JNFC”), a holding company and wholly-owned subsidiary of the Company, completed a merger agreement with the Company. Pursuant to the merger agreement, which was deemed a statutory merger, the operations of JNFC were merged with and into the Company, with the Company continuing as the surviving corporation. Concurrently, JNL, a wholly-owned subsidiary of JNFC prior to the merger, became a wholly-owned subsidiary of the Company. There was not a material impact on the Company’s surplus as a result of the merger.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Effective January 1, 2022, Harleysville Life Insurance Company (“HLIC”), an Ohio domiciled stock life insurance company and subsidiary of NMIC that offered universal and traditional life insurance, disability income insurance and fixed annuity contracts on a non-participating basis, completed a merger agreement with NLAIC. Pursuant to the merger agreement, which was deemed a statutory merger, the operations of HLIC were merged with and into NLAIC, with NLAIC continuing as the surviving entity. All shares of HLIC were cancelled and the outstanding surplus balance was merged into NLAIC’s additional paid-in capital and unassigned surplus. There was not a material impact on the Company’s surplus as a result of the merger.

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state but allowed by the domiciliary state regulatory authority.

NLIC and NLAIC have elected to apply a prescribed practice promulgated under Ohio Administrative Code Section 3901-1-67 (“OAC 3901-1-67”) to its derivative instruments hedging indexed products and indexed annuity reserve liabilities in order to better align the measurement of indexed product reserves and the derivatives that hedge them. Under OAC 3901-1-67, derivative instruments are carried at amortized cost with the initial hedge cost amortized over the term and asset payoffs realized at the end of the term being reported through net investment income, rather than the derivative instruments being carried at fair value with asset payoffs realized over the term through net realized capital gains and losses. Additionally, the cash surrender value reserves for indexed annuity products only reflect index interest credits at the end of the crediting term as compared to partial index interest credits accumulating throughout the crediting term in increase in reserves for future policy benefits and claims.

Eagle applies one prescribed practice with multiple applications as provided under the State of Ohio’s captive law, which values assumed guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) risks on variable annuity contracts from NLIC and GLWB risks on fixed indexed annuity contracts from NLIC and NLAIC using an alternative reserving basis from the Statutory Accounting Principles detailed within the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Department.

Effective October 1, 2023, Eagle was granted a permitted practice from the Department, allowing Eagle to carry a reinsurance recoverable asset under an excess of loss reinsurance agreement with a third-party reinsurer as an admitted asset.

Prior to October 1, 2023, Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value for certain universal life and term life insurance policies. Effective October 1, 2023, Olentangy terminated this permitted practice due to NLAIC’s recapture of the reinsurance agreements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

If the prescribed or permitted practices were not applied, the Company’s risk-based capital would continue to be above regulatory action levels. A reconciliation of the Company’s net income between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	F/S Page	State of domicile	2023	December 31, 2022	2021

Net Income
Statutory Net Income			OH	$949	$974	$811
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	4	OH	110	(43)	9
Reserves for indexed annuities	51	4	OH	(75)	15	(20)
Tax impact	101	4	OH	(7)	6	3
NAIC SAP				$977	$952	$803

A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

		F/S	State of	As of December 31,
(in millions)	SSAP #	Page	domicile	2023	2022
Surplus
Statutory Capital and Surplus			OH	$11,233	$10,195
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	2,4	OH	84	(30)
Reserves for indexed annuities	51	3,4	OH	(82)	(7)
Tax impact	101	2,4	OH	-	8
Subsidiary Valuation - NLAIC	51,86,101	2	OH	89	(232)
Subsidiary valuation - Eagle	51	2	OH	(228)	118
State Permitted Practice:
Subsidiary valuation - Eagle	61R	2	OH	(853)	-
Subsidiary valuation - Olentangy	20	2	VT	-	(67)
NAIC SAP				$10,243	$9,985

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

●	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

●

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

●

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

●

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability or other asset, and the amortization of the IMR is reported as revenue;

●	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

●	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

●	surplus notes are accounted for as a component of capital and surplus;

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

●	costs related to successful policy acquisitions are charged to operations in the year incurred;

●	negative cash balances are reported as negative assets;

●	certain income and expense items are charged or credited directly to capital and surplus;

●	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

●	the statutory statements of cash flow are presented on the basis prescribed by the NAIC; and

●	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

●	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

●	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

●	Certain assets and liabilities are reported net of ceded reinsurance balances; and

●	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

●	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

●	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

●	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible;

●	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds (“Tax Credit Funds”);

●

admitted subsidiary, controlled and affiliated entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

●

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

●

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses; and

●	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

●	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

Derivative Instruments

●	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

●

with the exception of derivatives applying the prescribed practice under OAC 3901-1-67, unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

●	interest earned on derivatives is charged to net investment income; and

●	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Goodwill

●	Goodwill is limited to 10% of the prior reporting period’s adjusted statutory surplus, with any goodwill in excess of this limitation nonadmitted through a charge to surplus; and

●	goodwill is amortized and charged to surplus.

Federal Income Taxes

●

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of capital and surplus); and

●	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

●

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%. The Company has applied principle-based reserving to all new individual life business. For business subject to principle-based reserving, additional reserves may be held where the deterministic and/or stochastic reserves are in excess of net premium reserves, as defined by Valuation Manual 20, Requirements for Principle-Based Reserves for Life Products (“VM-20”).

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). For business subject to principle-based reserving, the Company has calculated reserves under VM-20.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

Future policy benefits for PRT contracts have been established in accordance with the CRVM. Statutory reserves for PRT business written during or after 2020 are calculated as the present value of future benefit payments, using the prescribed 1994 Group Annuity Mortality (“GAM”) table along with the AA projection mortality improvement scale and prescribed valuation rates as specified in Chapter 22 of the Valuation Manual. For the PRT business written before 2020, the statutory reserves are calculated using prescribed GAM tables and valuation interest rates that vary by issue year, as specified in the Standard Valuation Law.

The Company calculated its reserves for variable annuities using a stochastic reserve, which is floored at the cash surrender value, per Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are primarily recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets. In limited circumstances, other separate account assets are recorded at book value when the policyholder does not participate in the underlying portfolio experience.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to/from separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to/from separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized, and compared to pricing from additional sources when available, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities or models are used. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

Corporate pricing matrices are used in valuing certain bonds. The corporate pricing matrices were developed using publicly and privately available spreads segmented by various weighted average lives and credit quality ratings. Certain private placement bonds have adjusted spreads to capture the impacts of liquidity premium based on industry sector. The weighted average life and credit quality rating of a particular bond to be priced using those matrices are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate industry sector or U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or corporate pricing matrices. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investment’s fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiaries, NLAIC, JNL and Eagle, are carried using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated (“SCA”) entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. The Company’s investment in NISC and NIA, wholly-owned non-insurance subsidiaries, are carried using the equity method of accounting applicable to U.S. non-insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on its underlying audited GAAP equity. Investments in NLAIC, JNL and NISC are included in stocks, and the investment in Eagle is included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance. The Company also holds commercial mortgage loans of these property types that are under development. Mortgage loans under development are collateralized by the borrower’s common stock.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net unrealized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net unrealized capital gains and losses. If the mortgage loan is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the loan and the fair value of the collateral less estimated costs to obtain and sell. Any previously recorded loan-specific reserve is reversed.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually. Due to the nature of the collateral underlying mortgage loans under development, these loans are not evaluated using the LTV and DSC ratios described above and instead are evaluated using other qualitative metrics.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments consist of government agency discount notes with maturities of twelve months or less at acquisition. Short-term investments also include outstanding promissory notes with initial maturity dates of one-year or less with certain affiliates. The Company carries short-term investments at amortized cost, which approximates fair value.

Securities Lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Other invested assets. Other invested assets consist primarily of alternative investments in private equity funds, private debt funds, tax credit funds, real estate partnerships, limited liability companies, joint ventures and the investment in Eagle. Except for investments in certain tax credit funds, these investments are recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

The Company sold $3.1 billion, $2.9 billion and $2.6 billion in Tax Credit Funds to unrelated third parties with outstanding guarantees as of December 31, 2023, 2022 and 2021, respectively. The Company guarantees after-tax benefits to the third-party investors through periods ending in 2041. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.8 billion, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. With the exception of derivatives applying the prescribed practice under OAC 3901-1-67, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs and internal models. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), Secured Overnight Financing Rate (“SOFR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

●

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

●	the bond must never have been classified as a default security;

●

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

●	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as the IMR. The IMR is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and evaluated for admittance under INT 23-01, Net Negative (Disallowed) Interest Maintenance Reserve (“INT 23-01”). The Company utilizes the grouped method for amortization. Under the grouped method, the IMR is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands. Refer to Recently Adopted Accounting Standards for additional discussion of IMR.

Goodwill

For companies whose operations are primarily insurance related, goodwill is the excess of the cost to acquire a company over the Company’s share of the statutory book value of the acquired entity. Goodwill is recorded in stocks in the statutory statements of admitted assets, liabilities and surplus. Goodwill is amortized on a straight-line basis over the period of economic benefit, not to exceed ten years, with a corresponding charge to surplus. Goodwill was immaterial as of December 31, 2023 and 2022.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes is charged directly to surplus, with the impact of taxes on unrealized capital gains or losses and nonadmitted assets reported separately in the statutory statements of changes in capital and surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 3% and 4% of the Company’s life insurance in force in 2023 and 2022, respectively, and 48% and 49% of the number of life insurance policies in force in 2023 and 2022, respectively. The provision for policyholder dividends was based on the respective year’s dividend scales, as approved by the Board of Directors. Policyholder dividends are recognized when declared. No additional income was allocated to participating policyholders during 2023 and 2022.

Accounting Changes and Corrections of Errors

Effective January 1, 2021, the Company elected to apply OAC 3901-1-67 to its derivative instruments hedging indexed products and indexed annuity reserve liabilities. As a result of the Company’s election to apply OAC 3901-1-67 as of January 1, 2021, the Company’s admitted assets decreased $3 million, total liabilities decreased $2 million and capital and surplus decreased $1 million, which included a $3 million reduction to unassigned surplus from the cumulative effect of the change in accounting principle.

During 2022, the Company identified and corrected an error in annuity product allocation drivers for general operating expenses between the Company and NLAIC that resulted in an understatement of the Company’s general insurance expenses for the years ended December 31, 2021, 2020 and 2019. The error resulted in an overstatement of net income of $22 million, an overstatement of total surplus of $45 million, an overstatement of total assets of $13 million and an understatement of total liabilities of $32 million as of and for the year ended December 31, 2021. In accordance with SSAP No. 3, Accounting Changes and Corrections of Errors (“SSAP No. 3”), the total prior period correction was recorded as a decrease to total surplus of $45 million, a decrease to total assets of $13 million and an increase to total liabilities of $32 million as of January 1, 2022. Additionally, the Company’s subsidiary, NLAIC, identified and corrected errors as of January 1, 2022 that increased the Company’s investment in NLAIC and total surplus by $6 million. The net decrease to the Company’s total surplus of $39 million in 2022 as a result of these corrections is reported as a negative adjustment to unassigned surplus.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Recently Adopted Accounting Standards

Effective December 31, 2023, the Company adopted INT 23-04, Life Reinsurance Liquidation Questions, that clarifies accounting and reporting considerations of SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets (“SSAP No. 5R”), as it relates to the liquidation of Scottish Re U.S. (“SRUS”). On July 18, 2023, SRUS was declared insolvent and ordered liquidated by the Court of Chancery of the State of Delaware (“Court”), resulting in termination of the reinsurance agreements between the Company and SRUS effective September 30, 2023, and the recapture of the ceded liabilities. The Company has accrued adequate provisions as of December 31, 2023, in accordance with SSAP No. 5R related to SRUS reinsurance recoverables and assets held in a trust that secure the annuity reinsurance recoverables. The Company will continue to work with the SRUS liquidator and the Court to resolve when the Company will be able to access the trust assets. As of December 31, 2023, assets held in trust and reinsurance recoverables related to SRUS are immaterial.

Effective September 30, 2023, the Company adopted INT 23-01, a short-term solution related to the accounting treatment of an insurer’s negative IMR balance. INT 23-01 allows an insurer with an authorized control level risk-based capital greater than 300%, after an adjustment to total adjusted capital, to admit negative IMR up to 10% of its general account capital and surplus, subject to certain restrictions and reporting obligations. There is no admitted disallowed IMR in the separate accounts. Fixed income investments generating IMR losses comply with the Company’s investment policies. There are no deviations from the investment policies and sales were not compelled by liquidity pressures. The Company has not allocated gains or losses to IMR from derivatives that were reported at fair value prior to the termination of the derivative. As of December 31, 2023, the Company has $93 million of admitted disallowed IMR in capital and surplus in the general account.

Effective January 1, 2021, the Company adopted revisions to SSAP No. 32R, Preferred Stock (“SSAP No. 32R”). The adopted revisions updated the definition for redeemable and perpetual preferred stock and furthermore, updated the valuation classification for perpetual preferred stock to fair value. Previously, perpetual preferred stock could have been valued at amortized cost or fair value based on the rating of the security. Per SSAP No. 32R, any valuation classification changes from amortized cost to fair value are to be recognized in statutory surplus. Going forward, changes to fair value will be recognized as a change in net unrealized capital gains and losses in statutory surplus. As a result of this change, the Company recorded an increase to statutory capital and surplus of $9 million as of January 1, 2021.

Subsequent Events

The Company evaluated subsequent events through March 20, 2024, the date the statutory financial statements were issued.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2023
Subject to discretionary withdrawal:
With market value adjustment	$4,389	$64	$-	$4,453	6%
At book value less current surrender charge of 5% or more	2,210	-	-	2,210	3%
At fair value	10	-	61,993	62,003	83%
Total with market value adjustment or at fair value	$6,609	$64	$61,993	$68,666	92%
At book value without adjustment (minimal or no charge or adjustment)	3,532	-	6	3,538	5%
Not subject to discretionary withdrawal	2,342	-	62	2,404	3%
Total, gross	$12,483	$64	$62,061	$74,608	100%
Less: Reinsurance ceded	(98)	-	-	(98)
Total, net	$12,385	$64	$62,061	$74,510
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$78	$-	$-	$78

December 31, 2022
Subject to discretionary withdrawal:
With market value adjustment	$2,279	$90	$-	$2,369	4%
At book value less current surrender charge of 5% or more	675	-	-	675	1%
At fair value	11	-	57,823	57,834	87%
Total with market value adjustment or at fair value	$2,965	$90	$57,823	$60,878	92%
At book value without adjustment (minimal or no charge or adjustment)	3,365	-	6	3,371	5%
Not subject to discretionary withdrawal	2,009	-	56	2,065	3%
Total, gross	$8,339	$90	$57,885	$66,314	100%
Less: Reinsurance ceded	(110)	-	-	(110)
Total, net	$8,229	$90	$57,885	$66,204
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$65	$-	$-	$65
[1]	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the analysis of group annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2023
Subject to discretionary withdrawal:
With market value adjustment	$17,300	$1,857	$-	$19,157	45%
At book value less current surrender charge of 5% or more	2	-	-	2	0%
At fair value	-	-	17,922	17,922	43%
Total with market value adjustment or at fair value	$17,302	$1,857	$17,922	$37,081	88%
At book value without adjustment (minimal or no charge or adjustment)	3,867	-	-	3,867	9%
Not subject to discretionary withdrawal	1,237	102	-	1,339	3%
Total, gross	$22,406	$1,959	$17,922	$42,287	100%
Less: Reinsurance ceded	(29)	-	-	(29)
Total, net	$22,377	$1,959	$17,922	$42,258
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$2	$-	$-	$2

December 31, 2022
Subject to discretionary withdrawal:
With market value adjustment	$18,397	$2,069	$-	$20,466	49%
At book value less current surrender charge of 5% or more	6	-	-	6	0%
At fair value	-	-	15,701	15,701	38%
Total with market value adjustment or at fair value	$18,403	$2,069	$15,701	$36,173	87%
At book value without adjustment (minimal or no charge or adjustment)	4,211	-	-	4,211	10%
Not subject to discretionary withdrawal	1,051	103	-	1,154	3%
Total, gross	$23,665	$2,172	$15,701	$41,538	100%
Less: Reinsurance ceded	(53)	-	-	(53)
Total, net	$23,612	$2,172	$15,701	$41,485
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$6	$-	$-	$6
[1]	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account non- guaranteed	Total	% of Total
December 31, 2023
Subject to discretionary withdrawal:
With market value adjustment	$1	$-	$1	0%
Total with market value adjustment or at fair value	$1	$-	$1	0%
At book value without adjustment (minimal or no charge or adjustment)	781	2	783	17%
Not subject to discretionary withdrawal	3,677	17	3,694	83%
Total, gross	$4,459	$19	$4,478	100%
Less: Reinsurance ceded	-	-	-
Total, net	$4,459	$19	$4,478

December 31, 2022
Subject to discretionary withdrawal:
With market value adjustment	$1	$-	$1	0%
Total with market value adjustment or at fair value	$1	$-	$1	0%
At book value without adjustment (minimal or no charge or adjustment)	666	2	668	16%
Not subject to discretionary withdrawal	3,522	14	3,536	84%
Total, gross	$4,189	$16	$4,205	100%
Less: Reinsurance ceded	-	-	-
Total, net	$4,189	$16	$4,205

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2023	2022
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$34,748	$31,827
Supplemental contracts with life contingencies, net	14	14
Deposit-type contracts	4,459	4,189
Subtotal	$39,221	$36,030
Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$82,006	$75,848
Other contract deposit funds	19	16
Subtotal	$82,025	$75,864
Total annuity actuarial reserves and deposit fund liabilities, net	$121,246	$111,894

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the analysis of life actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2023
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$10	$10	$-	$-	$-
Universal life	2,616	2,629	2,790	-	-	-
Universal life with secondary guarantees	453	390	1,032	-	-	-
Indexed universal life with secondary guarantees	341	265	367	-	-	-
Other permanent cash value life insurance	-	1,919	2,398	-	-	-
Variable life	3,435	3,483	3,603	29,611	29,607	29,607
Subtotal	$6,845	$8,696	$10,200	$29,611	$29,607	$29,607
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	181	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	17	-	-	-
Disability - disabled lives	-	-	59	-	-	-
Miscellaneous reserves	-	-	32	-	-	-
Total, gross	$6,845	$8,696	$10,490	$29,611	$29,607	$29,607
Less: reinsurance ceded	(8)	(8)	(151)	-	-	-
Total, net	$6,837	$8,688	$10,339	$29,611	$29,607	$29,607

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2022
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,626	1,982	2,802	-	-	-
Universal life with secondary guarantees	426	353	929	-	-	-
Indexed universal life with secondary guarantees	283	210	304	-	-	-
Other permanent cash value life insurance	-	1,979	2,473	-	-	-
Variable life	2,850	2,898	3,010	25,626	25,621	25,260
Subtotal	$6,185	$7,433	$9,529	$25,626	$25,621	$25,260
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	206	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	15	-	-	-
Disability - disabled lives	-	-	59	-	-	-
Miscellaneous reserves	-	-	31	-	-	-
Total, gross	$6,185	$7,433	$9,841	$25,626	$25,621	$25,260
Less: reinsurance ceded	(9)	(9)	(178)	-	-	-
Total, net	$6,176	$7,424	$9,663	$25,626	$25,621	$25,260

The following table is a reconciliation of life actuarial reserves, as of the dates indicated:

	December 31,
(in millions)	2023	2022
Life, accident and health annual statement:
Life Insurance, net	$10,241	$9,569
Accidental death benefits, net	1	1
Disability - active lives, net	17	14
Disability - disabled lives, net	53	52
Miscellaneous reserves, net	27	27
Subtotal	$10,339	$9,663
Separate accounts annual statement:
Life insurance[1]	$29,909	$25,570
Subtotal	$29,909	$25,570
Total life actuarial reserves, net	$40,248	$35,233
1	Life insurance account value, cash value and reserve include separate accounts with guarantees of $302 million and $310 million for universal life as of December 31, 2023 and 2022, respectively.

The total direct premium written by managing general agents and third-party administrators was $451 million, $415 million and $444 million as of December 31, 2023, 2022 and 2021, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2023		December 31, 2022
(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$67,634	$-	$63,282	$-
Group annuities	15,453	-	13,743	-
Life insurance	30,082	-	25,688	-
Pension risk transfer group annuities	101	-	95	-
Total	$113,270	$-	$102,808	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in millions)	Total paid toward separate account guarantees	Risk charges paid to general account
2023	$78	$780
2022	$79	$722
2021	$12	$674
2020	$26	$631
2019	$58	$612

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

Certain other separate accounts offered by the Company contain groups of variable universal life policies wherein the assets supporting account values on the underlying policies reside in Private Placement Separate Accounts. They provide a quarterly interest rate based on a crediting formula that reflects the market value to book value ratio of the investments, investment portfolio yield and a specified duration.

Certain other separate accounts relate to a guaranteed term option, which provides a guaranteed interest rate that is paid over certain maturity durations ranging from three to ten years, so long as certain conditions are met. If amounts allocated to the guaranteed term option are distributed prior to the maturity period, a market value adjustment can be assessed. The assets and liabilities of these separate accounts are carried at fair value.

The Company has a separate account that holds group annuity contracts offered through the Company’s PRT business, wherein the Company provides guaranteed benefit payments to annuitants. The Company issues PRT business out of both the general and separate accounts, and within both, the assets and liabilities of this business are carried at amortized cost. The PRT separate account business has been included as a nonindexed guarantee less than or equal to 4%.

Another separate account offered by the Company contains a group of universal life policies wherein the assets supporting the account values on the underlying policies reside in a Private Placement Separate Account. It provides an annual interest rate guarantee, subject to a minimum guarantee of 3%. The interest rate declared each year reflects the anticipated investment experience of the account. The business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in millions)	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2023
Premiums, considerations or deposits	$88	$-	$6,181	$6,269
Reserves
For accounts with assets at:
Fair value	$1,781	$143	$109,609	$111,533
Amortized cost	401	-	-	401
Total reserves[1]	$2,182	$143	$109,609	$111,934
By withdrawal characteristics:
With market value adjustment	$1,779	$143	$-	$1,922
At fair value	-	-	109,522	109,522
At book value without market value adjustment and with current surrender charge less than 5%	304	-	6	310
Subtotal	$2,083	$143	$109,528	$111,754
Not subject to discretionary withdrawal	99	-	81	180
Total reserves[1]	$2,182	$143	$109,609	$111,934
1

The total reserves balance does not equal the liabilities related to separate accounts of $113.3 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.3 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

(in millions)	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2022
Premiums, considerations or deposits	$174	$-	$7,583	$7,757
Reserves
For accounts with assets at:
Fair value	$2,016	$145	$98,862	$101,023
Amortized cost	411	-	-	411
Total reserves[1]	$2,427	$145	$98,862	$101,434
By withdrawal characteristics:
With market value adjustment	$2,117	$145	$-	$2,262
At fair value	-	-	98,784	98,784
At book value without market value adjustment and with current surrender charge less than 5%	310	-	8	318
Subtotal	$2,427	$145	$98,792	$101,364
Not subject to discretionary withdrawal	-	-	70	70
Total reserves[1]	$2,427	$145	$98,862	$101,434
1

The total reserves balance does not equal the liabilities related to separate accounts of $102.8 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.4 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table is a reconciliation of net transfers from separate accounts, as of the dates indicated:

		December 31,
(in millions)	2023	2022	2021
Net transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$6,268	$7,757	$8,309
Transfers from separate accounts	(9,446)	(8,860)	(10,860)
Net transfers from separate accounts	$(3,178)	$(1,103)	$(2,551)
Reconciling adjustments:
Exchange accounts offsetting in the general account	(889)	(606)	(552)
Fees not included in general account transfers	41	47	68
Other miscellaneous adjustments not included in the general account balance	284	27	33
Net transfers as reported in the statutory statements of operations	$(3,742)	$(1,635)	$(3,002)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

(5)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2023
Bonds:
U.S. Government	$173	$3	$-	$176
States, territories and possessions	609	10	44	575
Political subdivisions	371	11	21	361
Special revenues	2,994	57	248	2,803
Industrial and miscellaneous	31,796	311	2,206	29,901
Loan-backed and structured securities	7,924	38	304	7,658
Total bonds	$43,867	$430	$2,823	$41,474
Common stocks unaffiliated	$231	$-	$-	$231
Preferred stocks unaffiliated	47	-	1	46
Total unaffiliated stocks[1]	$278	$-	$1	$277
Total bonds and unaffiliated stocks[1]	$44,145	$430	$2,824	$41,751

December 31, 2022
Bonds:
U.S. Government	$1	$-	$-	$1
States, territories and possessions	561	7	55	513
Political subdivisions	380	9	28	361
Special revenues	3,035	36	362	2,709
Industrial and miscellaneous	29,529	118	3,115	26,532
Loan-backed and structured securities	6,702	30	438	6,294
Total bonds	$40,208	$200	$3,998	$36,410
Common stocks unaffiliated	$239	$-	$-	$239
Preferred stocks unaffiliated	30	1	-	31
Total unaffiliated stocks[1]	$269	$1	$-	$270
Total bonds and unaffiliated stocks[1]	$40,477	$201	$3,998	$36,680
1

Excludes affiliated common stocks with a carrying value of $3.4 billion as of December 31, 2023 and 2022, respectively. Affiliated common stocks include investment in NLAIC and JNL of $3.2 billion and $203 million as of December 31, 2023, respectively. Affiliated common stocks include investment in NLAIC and JNFC of $3.2 billion and $186 million as of December 31, 2022, respectively.

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was immaterial as of December 31, 2023 and 2022.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2023. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$1,325	$1,312
Due after one year through five years	10,189	9,936
Due after five years through ten years	10,242	9,646
Due after ten years	14,187	12,922
Total bonds excluding loan-backed and structured securities	$35,943	$33,816
Loan-backed and structured securities	7,924	7,658
Total bonds	$43,867	$41,474

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2023
Bonds:
U.S. Government	$79	$-	$1	$-	$80	$-
States, territories and possessions	30	-	373	44	403	44
Political subdivisions	51	-	148	21	199	21
Special revenues	45	1	1,934	247	1,979	248
Industrial and miscellaneous	1,093	43	21,615	2,266	22,708	2,309
Loan-backed and structured securities	485	2	4,671	303	5,156	305
Total bonds	$1,783	$46	$28,742	$2,881	$30,525	$2,927
Common stocks unaffiliated	$-	$-	$37	$5	$37	$5
Preferred stocks unaffiliated	3	-	6	-	9	-
Total unaffiliated stocks	$3	$-	$43	$5	$46	$5
Total bonds and unaffiliated stocks	$1,786	$46	$28,785	$2,886	$30,571	$2,932

December 31, 2022
Bonds:
U.S. Government	$1	$-	$-	$-	$1	$-
States, territories and possessions	352	49	23	6	375	55
Political subdivisions	157	27	-	-	157	27
Special revenues	1,935	332	55	22	1,990	354
Industrial and miscellaneous	21,261	2,526	2,604	739	23,865	3,265
Loan-backed and structured securities	3,800	263	2,079	177	5,879	440
Total bonds	$27,506	$3,197	$4,761	$944	$32,267	$4,141
Common stocks unaffiliated	$45	$11	$19	$6	$64	$17
Preferred stocks unaffiliated	20	2	3	1	23	3
Total unaffiliated stocks	$65	$13	$22	$7	$87	$20
Total bonds and unaffiliated stocks	$27,571	$3,210	$4,783	$951	$32,354	$4,161

As of December 31, 2023, management evaluated securities in an unrealized loss position for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be at maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

There was no intent to sell loan-backed and structured securities that have been identified as having other-than-temporary impairments for the years ended December 31, 2023 and 2022.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2023	2022
Total amortized cost	$9,146	$8,401
Valuation allowance:
Non-specific reserves[2]	$-	$37
Specific reserves	2	1
Total valuation allowance[1]	$2	$38
Mortgage loans, net of allowance	$9,144	$8,363

1	For the years ended December 31, 2023, 2022 and 2021, changes in the valuation allowance were immaterial and due to current period provisions.
2

Effective January 1, 2023, the Company changed its method for reserving for mortgage loans by removing the need for a non-specific reserve. In the Company’s judgment, the change in reserving approach appropriately reflects the credit risk inherent for mortgage loans held. The impact of the change was recorded as a reversal of the non-specific reserves, resulting in an increase to unassigned surplus of $4 million and recorded through ‘Other, net’ activity within the statutory statements of changes in capital and surplus. There was no impact on net income.

As of December 31, 2023 and 2022, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than or equal to 1.00	Total
December 31, 2023
Apartment	$3,831	$22	$3,853	$3,823	$29	$3,852
Industrial	1,842	-	1,842	1,842	-	1,842
Office	1,057	71	1,128	1,126	3	1,129
Retail	1,888	8	1,896	1,887	9	1,896
Other	256	-	256	216	40	256
Total[1]	$8,874	$101	$8,975	$8,894	$81	$8,975
Weighted average DSC ratio	2.20	1.33	2.19	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	56%	71%	57%

December 31, 2022
Apartment	$3,651	$22	$3,673	$3,632	$41	$3,673
Industrial	1,437	-	1,437	1,437	-	1,437
Office	1,223	3	1,226	1,214	12	1,226
Retail	1,815	8	1,823	1,794	29	1,823
Other	225	-	225	217	8	225
Total[1]	$8,351	$33	$8,384	$8,294	$90	$8,384
Weighted average DSC ratio	2.20	0.82	2.19	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	57%	81%	57%

1	Excludes $171 million and $17 million of commercial mortgage loans that were under development as of December 31, 2023 and 2022, respectively.

As of December 31, 2023 and 2022, the Company has a diversified mortgage loan portfolio with no more than 23% in a geographic region in the U.S. and no more than 1% with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2023 were 9.2% and 4.8%, respectively, and for those originated or acquired during 2022 were 11.0% and 2.9%, respectively. As of December 31, 2023 and 2022, the maximum LTV ratio of any one loan at the time of loan origination was 78% and 80%, respectively. As of December 31, 2023 and 2022, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or any amounts advanced and not included in the mortgage loan portfolio.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Securities Lending

The fair value of loaned securities was $922 million and $611 million as of December 31, 2023 and 2022, respectively. The Company held $359 million and $232 million of cash collateral on securities lending as of December 31, 2023 and 2022, respectively. The carrying value and fair value of reinvested collateral assets were $359 million and $232 million and had a contractual maturity of under 30 days as of December 31, 2023 and 2022, respectively. The fair value of bonds acquired with reinvested collateral assets was $366 million and $236 million as of December 31, 2023 and 2022, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $584 million and $394 million of non-cash collateral on securities lending as of December 31, 2023 and 2022, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in millions)	2023	2022	2021
Bonds	$1,917	$1,511	$1,417
Mortgage loans	357	334	358
Other invested assets	868	196	499
Policy loans	43	42	43
Derivative instruments[1]	24	19	31
Other	62	44	12
Gross investment income	$3,271	$2,146	$2,360
Investment expenses	(135)	(127)	(129)
Net investment income	$3,136	$2,019	$2,231

1	Includes net investment income applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

The amount of investment income due and accrued that was nonadmitted as of December 31, 2023 and 2022 was immaterial. Investment income due and accrued as of December 31, 2023 and 2022 that was admitted was $965 million and $585 million, respectively.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in millions)	2023	2022	2021
Gross gains on sales	$31	$31	$106
Gross losses on sales	(68)	(149)	(32)
Net realized (losses) gains on sales	$(37)	$(118)	$74
Net realized derivative (losses) gains	(378)	284	(679)
Other-than-temporary impairments	(21)	(26)	(4)
Total net realized (losses) gains	$(436)	$140	$(609)
Tax (benefit) expense on net (losses) gains	(4)	3	59
Net realized capital (losses) gains, net of tax	$(432)	$137	$(668)
Less: Realized (losses) gains transferred to the IMR	(30)	(103)	15
Net realized capital (losses) gains, net of tax and transfers to the IMR	$(402)	$240	$(683)

For the year ended December 31, 2023, gross realized gains and gross realized losses on sales of bonds were $25 million and $64 million, respectively. For the year ended December 31, 2022, gross realized gains and gross realized losses on sales of bonds were $7 million and $145 million, respectively. For the year ended December 31, 2021, gross realized gains and gross realized losses on sales of bonds were $80 million and $31 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2023, 2022 and 2021.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Investment Commitments

The Company had unfunded commitments related to its investment in limited partnerships and limited liability companies totaling $1.0 billion and $894 million as of December 31, 2023 and 2022, respectively. As of December 31, 2023 and 2022, there were $99 million and $207 million of commitments to purchase private placement bonds, respectively. There were $490 million and $291 million of outstanding commitments to fund mortgage loans as of December 31, 2023 and 2022, respectively.

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company may use interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including futures and options.

Indexed crediting risk management. The Company issues a variety of insurance and annuity products with indexed crediting features that expose the Company to risks related to the performance of an underlying index. To mitigate these risks, the Company enters into a variety of derivatives including index options, total return swaps and futures. The underlying indices can have exposure to equites, commodities and fixed income securities.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2023 and 2022, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the fair value, carrying value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net Carrying Value	Fair value asset	Fair value liability	Average fair value
December 31, 2023
Interest rate swaps	$2,410	$-	$-	$-	$-
Options	137	1	7	-	-
Cross currency swaps	1,621	94	120	(22)	1
Futures	2,925	-	-	-	-
Total derivatives¹	$7,093	$95	$127	$(22)	$1

December 31, 2022
Interest rate swaps	$-	$-	$-	$-	$-
Options	96	1	2	-	-
Cross currency swaps	1,498	135	174	(9)	2
Futures	3,316	-	-	-	-
Total derivatives¹	$4,910	$136	$176	$(9)	$2
1	Fair value balance excludes immaterial accrued interest on derivative assets for December 31, 2023 and 2022.

The Company received $253 million and $178 million of cash collateral and held $49 million and $20 million of securities off-balance sheet as collateral for derivative assets as of December 31, 2023 and 2022, respectively. Cash and securities pledged for derivative liabilities were immaterial as of December 31, 2023 and 2022. The impact of netting as a result of master netting agreements reduced the fair value of derivative assets and liabilities by $20 million and $8 million as of December 31, 2023 and 2022, respectively. As a result, the Company’s uncollateralized position for derivatives instruments was immaterial in each respective period. In addition, the Company posted initial margin on derivative instruments of $256 million and $236 million as of December 31, 2023 and 2022, respectively.

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized (losses) gains recorded in operations			Unrealized (losses) gains recorded in capital and surplus
	December 31,			December 31,
(in millions)	2023	2022	2021	2023	2022	2021
Cross currency swaps	$-	$1	$1	$(43)	$103	$69
Futures	(378)	283	(680)	(173)	124	27
Total	$(378)	$284	$(679)	$(216)	$227	$96

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

(7)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2023:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$7	$-	$-	$7
Common stocks unaffiliated	67	164	-	-	231
Preferred stocks unaffiliated	-	39	7	-	46
Separate account assets	104,555	1,637	51	6,430	112,673
Assets at fair value	$104,622	$1,847	$58	$6,430	$112,957

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2023:

(in millions)	Preferred stocks unaffiliated	Separate account assets	Assets at fair value
Balance as of December 31, 2022	$6	$55	$61
Net gains (losses):
In surplus	1	(1)	-
Purchases	3	-	3
Sales	(3)	(3)	(6)
Balance as of December 31, 2023	$7	$51	$58

The following table summarizes assets and liabilities held at fair value as of December 31, 2022:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$11	$-	$-	$11
Common stocks unaffiliated	77	162	-	-	239
Preferred stocks unaffiliated	-	25	6	-	31
Separate account assets	97,015	1,795	55	3,552	102,417
Assets at fair value	$97,092	$1,993	$61	$3,552	$102,698

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2022:

(in millions)	Bonds[1]	Preferred stocks unaffiliated	Separate account assets	Assets at fair value
Balance as of December 31, 2021	$1	$6	$49	$56
Net gains (losses):
In surplus	-	-	24	24
Purchases	-	2	-	2
Sales	-	(2)	(18)	(20)
Transfers out of Level 3	(1)	-	-	(1)
Balance as of December 31, 2022	$-	$6	$55	61
1	Bonds transfer out of Level 3 during the year ended December 31, 2022, result from the application of the lower of amortized cost or fair value rules based on NAIC rating.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value
(in millions)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2023
Assets:
Bonds	$175	$35,293	$5,999	$41,467	$43,860
Mortgage loans, net of allowance	-	-	8,047	8,047	9,144
Policy loans	-	-	969	969	969
Derivative assets	-	120	7	127	113
Cash, cash equivalents and short-term investments	(52)	1,607	-	1,555	1,555
Securities lending collateral assets	359	-	-	359	359
Separate account assets	5	411	157	573	597
Total assets	$487	$37,431	$15,179	$53,097	$56,597
Liabilities:
Investment contracts	$-	$-	$3,265	$3,265	$3,242
Derivative liabilities	-	22	-	22	17
Total liabilities	$-	$22	$3,265	$3,287	$3,259

December 31, 2022
Assets:
Bonds	$1	$32,048	$4,350	$36,399	$40,197
Mortgage loans, net of allowance	-	-	7,351	7,351	8,363
Policy loans	-	-	933	933	933
Derivative assets	-	174	2	176	143
Cash, cash equivalents and short-term investments	613	1,008	-	1,621	1,621
Securities lending collateral assets	232	-	-	232	232
Separate account assets	4	311	41	356	391
Total assets	$850	$33,541	$12,677	$47,068	$51,880
Liabilities:
Investment contracts	$-	$-	$3,158	$3,158	$3,148
Derivative liabilities	-	9	-	9	7
Total liabilities	$-	$9	$3,158	$3,167	$3,155

Mortgage loans, net of allowance. The fair values of mortgage loans are primarily estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable-rate contracts approximates their carrying value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

(8)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2023
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$953	$21	$974
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$953	$21	$974
Less: Deferred tax assets nonadmitted	(222)	-	(222)
Net admitted deferred tax assets	$731	$21	$752
Less: Deferred tax liabilities	(105)	(15)	(120)
Net admitted deferred tax assets	$626	$6	$632

	December 31, 2022
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$820	$32	$852
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$820	$32	$852
Less: Deferred tax assets nonadmitted	(96)	(7)	(103)
Net admitted deferred tax assets	$724	$25	$749
Less: Deferred tax liabilities	(147)	(13)	(160)
Net admitted deferred tax assets	$577	$12	$589

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2023	2022	Change
Adjusted gross deferred tax assets	$974	$852	$122
Total deferred tax liabilities	(120)	(160)	40
Net deferred tax assets	$854	$692	$162
Less: Tax effect of unrealized gains and losses			37
Less: Tax effect of change in accounting principle			(8)
Less: Merger adjustment			1
Change in deferred income tax			$132

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2023
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$3	$3
Adjusted gross deferred tax assets expected to be realized[1]	623	6	629
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	108	12	120
Admitted deferred tax assets	$731	$21	$752

	December 31, 2022
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$8	$8
Adjusted gross deferred tax assets expected to be realized[1]	577	4	581
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	147	13	160
Admitted deferred tax assets	$724	$25	$749
1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2023 and 2022, the threshold limitation for adjusted capital and surplus was $1.6 billion and $1.4 billion, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $10.5 billion and $9.5 billion as of December 31, 2023 and 2022, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 1,062% and 1,071% as of December 31, 2023 and 2022, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2023
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	7.19%	0.00%	7.19%

	December 31, 2022
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	25.51%	0.00%	25.51%

The Company’s tax planning strategies included the use of affiliated reinsurance for the years ended December 31, 2023 and 2022.

There are no temporary differences for which deferred tax liabilities are not recognized for the years ended December 31, 2023 and 2022.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in millions)	2023	2022	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$231	$132	$99
Investments	110	89	21
Deferred acquisition costs	297	260	37
Tax credit carry-forward	259	294	(35)
Other	56	45	11
Subtotal	$953	$820	$133
Nonadmitted	(222)	(96)	(126)
Admitted ordinary deferred tax assets	$731	$724	$7
Capital:
Investments	21	32	(11)
Subtotal	$21	$32	$(11)
Nonadmitted	-	(7)	7
Admitted capital deferred tax assets	$21	$25	$(4)
Admitted deferred tax assets	$752	$749	$3
Deferred tax liabilities
Ordinary:
Investments	$(68)	$(100)	$32
Future policy benefits and claims	(22)	(32)	10
Other	(15)	(15)	-
Subtotal	$(105)	$(147)	$42
Capital:
Investments	(15)	(13)	(2)
Subtotal	$(15)	$(13)	$(2)
Deferred tax liabilities	$(120)	$(160)	$40
Net deferred tax assets	$632	$589	$43

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowances have been established as of December 31, 2023 and 2022.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income (loss) before tax as follows, for the years ended:

	December 31,
(in millions)	2023	2022	2021
Current income tax expense	$104	$103	$50
Change in deferred income tax (without tax on unrealized gains and losses)	(132)	(28)	(50)
Total income tax (benefit) expense reported	$(28)	$75	$-
Income before income and capital gains taxes	$1,053	$1,077	$861
Federal statutory tax rate	21%	21%	21%
Expected income tax expense at statutory tax rate	$221	$226	$181
(Decrease) increase in actual tax reported resulting from:
Dividends received deduction	(211)	(80)	(137)
Tax credits	(45)	(58)	(47)
Other	7	(13)	3
Total income tax (benefit) expense reported	$(28)	$75	$-

The Company incurred $11 million in federal income tax expense in 2021, which is available for recoupment in the event of future net losses.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2023:

(in millions)	Amount	Origination	Expiration
Operating loss carryforwards	$2	2017	2032
Business credits	$32	2016	2036
Business credits	$62	2017	2037
Business credits	$30	2018	2038
Business credits	$27	2019	2039
Business credits	$29	2020	2040
Business credits	$28	2021	2041
Business credits	$27	2022	2042
Business credits	$24	2023	2043

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company

AGMC Reinsurance, Ltd

Allied Insurance Company of America

Allied Property & Casualty Insurance Company

Allied Texas Agency, Inc.

AMCO Insurance Company

American Marine Underwriters

Crestbrook Insurance Company

Depositors Insurance Company

DVM Insurance Agency, Inc.

Eagle Captive Reinsurance, LLC

Freedom Specialty Insurance Company

Harleysville Insurance Company of New York

Harleysville Insurance Company

Harleysville Insurance Company of New Jersey

Harleysville Lake States Insurance Company

Harleysville Preferred Insurance Company

Harleysville Worcester Insurance Company

Jefferson National Financial Corporation

Jefferson National Life Insurance Company

Jefferson National Life Insurance Company of New York

Lone Star General Agency, Inc.

National Casualty Company

Nationwide Advantage Mortgage Company

Nationwide Affinity Insurance Company of America

Nationwide Agent Risk Purchasing Group. Inc.

Nationwide Agribusiness Insurance Company

Nationwide Assurance Company

Nationwide Cash Management Company

Nationwide Corporation

Nationwide Financial Assignment Company

Nationwide Financial General Agency, Inc.

Nationwide Financial Services, Inc.

Nationwide General Insurance Company

Nationwide Indemnity Company

Nationwide Insurance Company of America

Nationwide Insurance Company of Florida

Nationwide Investment Services Corporation

Nationwide Life and Annuity Insurance Company

Nationwide Life Insurance Company

Nationwide Lloyds

Nationwide Property & Casualty Ins. Company

Nationwide Retirement Solutions, Inc.

Nationwide Sales Solutions, Inc.

Nationwide Trust Company, FSB

NBS Insurance Agency, Inc.

NFS Distributors, Inc.

Registered Investment Advisors Services, Inc.

Retention Alternatives, Ltd.

Retention Alternatives Ltd. In Respect of Cell No. 1

Segregated Account

Scottsdale Indemnity Company

Scottsdale Insurance Company

Scottsdale Surplus Lines Insurance Company

Titan Insurance Company

Titan Insurance Services, Inc.

Veterinary Pet Insurance Company

Victoria Fire & Casualty Company

Victoria Select Insurance Company

VPI Services, Inc.

The method of allocation of regular tax among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return. Effective January 1, 2023, the Company revised its tax sharing agreement to address corporate alternative minimum tax (“CAMT”). If the consolidated federal income tax return group is an Applicable Corporation and has a CAMT liability, all members of the group will be treated as Applicable Corporations subject to CAMT. CAMT is paid by affiliates based on the ratio of the subsidiary’s CAMT liability to the total CAMT liabilities of all subsidiaries.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2023 and 2022.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

In August 2022, the Inflation Reduction Act of 2022 (“Act”) was passed by the U.S. Congress and signed into law. The Act includes a new Federal CAMT, effective in 2023, that is based on the adjusted financial statement income (“AFSI”) set forth on the applicable financial statement (“AFS”) of an applicable corporation. A corporation is an applicable corporation if its rolling average pre-tax AFSI over three prior years (starting with 2020-2022) is greater than $1.0 billion. For a group of related entities, the $1.0 billion threshold is determined on a group basis, and the group’s AFS is generally treated as the AFS for all separate taxpayers in the group. Except under limited circumstances, once a corporation is an applicable corporation, it is an applicable corporation in all future years.

An applicable corporation is not automatically subject to a CAMT liability. The corporation’s tentative CAMT liability is equal to 15% of its adjusted AFSI, and CAMT is payable to the extent the tentative CAMT liability exceeds regular corporate income tax. However, any CAMT paid would be indefinitely available as a credit carryover that could reduce future regular tax in excess of CAMT.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Reporting entities that reasonably expect to be applicable corporations for the current reporting period are considered applicable reporting entities. The Company comprises a controlled group of corporations and has determined that it likely will be an applicable corporation, and therefore an appliable reporting entity, in 2023. In making such determination, the group has made certain interpretations of, and assumptions regarding, the CAMT provisions of the Act. The Company does not consider its CAMT status when evaluating its deferred tax assets under the regular tax system. The U.S. Treasury Department is expected to issue guidance throughout 2024 that may differ from the group’s interpretations and assumptions and that could alter the group’s determination.

The reporting entity has made an accounting policy election to disregard CAMT when evaluating the need for a valuation allowance for its non-CAMT deferred tax assets.

For the years ended December 31, 2023 and 2022, the Act did not impact the Company’s total tax.

(9)	Short-Term Debt and FHLB Funding Agreements

Short-Term Debt

The Company is a party to a $750 million revolving variable rate credit facility agreement. The Company had no amounts outstanding under the facility as of December 31, 2023 and 2022.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to Effective Federal Funds Rate plus 0.18%. The Company had no amounts outstanding under this agreement as of December 31, 2023 and 2022.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2023 and 2022.

The amount of interest paid on short-term debt was immaterial in 2023, 2022 and 2021.

FHLB Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 50% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $6.0 billion to the FHLB, shared between the Company and NLAIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. FHLB membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $20 million in membership stock as of December 31, 2023 and 2022. As part of the agreement, the Company purchased and held an additional $144 million and $139 million in activity stock and an immaterial amount in excess stock as of December 31, 2023 and 2022, respectively, which is included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $3.3 billion and $3.1 billion as of December 31, 2023 and 2022, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus.

The Company has agreements with the FHLB to provide financing for operations. These agreements, which were renewed in February 2024 and expire January 2025, allow the Company access to borrow up to $1.1 billion. As of December 31, 2023 and 2022, the Company had no amounts outstanding under these agreements.

Bonds and mortgage loans with a carrying value of $5.3 billion (3.0% of total admitted assets) as of December 31, 2023 and $4.6 billion (2.8% of total admitted assets) as of December 31, 2022 were pledged as collateral under FHLB agreements and are included in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

(10)	Surplus Notes

The following table summarizes the carrying value of surplus notes issued by the Company to NFS, as of the dates indicated:

(in millions)
Date issued	Interest rate	Par value	Carrying value	Interest and/ or principal paid in current year	Total interest and/or principal paid	Unapproved interest and/or principal	Date of maturity
December 31, 2023
12/19/2001	7.50%	$300	$300	$23	$495	$-	12/31/2031
6/27/2002	8.15%	300	300	24	521	-	6/27/2032
12/23/2003	6.75%	100	100	7	132	-	12/23/2033
12/20/2019	4.21%	400	400	16	67	-	12/19/2059
Total		$1,100	$1,100	$70	$1,215	$-

December 31, 2022
12/19/2001	7.50%	$300	$300	$22	$472	$-	12/31/2031
6/27/2002	8.15%	300	300	24	497	-	6/27/2032
12/23/2003	6.75%	100	100	6	125	-	12/23/2033
12/20/2019	4.21%	400	400	17	51	-	12/19/2059
Total		$1,100	$1,100	$69	$1,145	$-

The surplus notes were issued in accordance with Section 3901.72 of the Ohio Revised Code. The principal and interest on these surplus notes shall not be a liability or claim against NLIC, or any of its assets, except as provided in Section 3901.72 of the Ohio Revised Code. The Department must approve interest and principal payments before they are paid.

(11)	Reinsurance

The Company has 100% coinsurance agreements with funds withheld with Eagle to cede specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts and certain fixed indexed annuity contracts issued and to be issued by NLIC. While the GMDB and GLWB contract riders are ceded by NLIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLIC. Amounts ceded to Eagle during 2023, 2022 and 2021 included premiums of $635 million, $637 million and $607 million, respectively, benefits and claims, net of third-party reinsurance recoveries, of $73 million, $75 million, and $8 million respectively, net investment earnings on funds withheld assets of $55 million, $52 million and $40 million, respectively, and an expense allowance for third-party reinsurance premiums of $1 million, $2 million and $1 million, respectively. As of December 31, 2023 and 2022, the carrying value of the funds withheld assets recorded within funds held under coinsurance was $1.3 billion and $1.6 billion, respectively, which consists of bonds and cash equivalents that had a carrying value of $1.2 billion and $1.5 million, respectively, and mortgage loans that had a carrying value of $73 million and $95 million, respectively. As of December 31, 2023 and 2022, the Company’s reserve credit for guaranteed benefits ceded under the reinsurance agreements was $91 million and $253 million, respectively. Amounts payable to Eagle related to the reinsurance agreements were $377 million and $424 million as of December 31, 2023 and 2022, respectively.

The Company has a reinsurance agreement with NMIC whereby nearly all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the policyholder. Amounts ceded to NMIC include revenues of $307 million, $287 million and $281 million for the years ended December 31, 2023, 2022 and 2021, respectively, while benefits, claims and expenses ceded were $301 million, $267 million and $257 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The Company has an intercompany reinsurance agreement with NLAIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are assumed on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, the Company bears the investment risk associated with changes in interest rates. Risk of asset default remains with NLAIC, and the Company pays a fee to NLAIC for the retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts assumed from NLAIC are included in the Company’s statutory statements of operations for 2023, 2022 and 2021 and include considerations of $46 million, $10 million and $10 million, respectively, net investment income of $31 million, $35 million and $42 million, respectively, and benefits, claims and other expenses of $186 million, $161 million and $147 million, respectively. The reserve adjustment for 2023, 2022 and 2021 of $(153) million, $(161) million and $(151) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves under this agreement totaled $737 million and $859 million as of December 31, 2023 and 2022, respectively, and amounts payable related to this agreement were $6 million and $14 million as of December 31, 2023 and 2022, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are assumed on a modified coinsurance basis. Total policy reserves under this treaty were $34 million and $33 million as of December 31, 2023 and 2022, respectively. Total premiums assumed under this treaty were $12 million, $12 million and $12 million during 2023, 2022 and 2021, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby a certain life insurance contract is assumed on a 100% coinsurance basis. Policy reserves assumed under this agreement totaled $154 million and $156 million as of December 31, 2023 and 2022, respectively.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unrelated reinsurers. Total reserve credits taken as of December 31, 2023 and 2022 were $278 million and $345 million, respectively. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder.

(12)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include, but are not limited to, annuity and life insurance contracts, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies in conformity with NAIC statutory accounting principles. In addition, the Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Affiliate receivables and payables are the result of cost sharing and intercompany service agreements between the Company and its affiliates in which settlement has not yet occurred. Affiliate receivables are presented net of affiliate payables when the Company has the right to offset. The gross amounts due from affiliates were $19 million and $226 million as of December 31, 2023 and 2022, respectively, and are included in other assets in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. The gross amounts due to affiliates were $133 million and $177 million as of December 31, 2023 and 2022, respectively, and are included in other liabilities in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. These arrangements are subject to written agreements which require that intercompany balances be settled within a certain time period, generally 30 to 60 days.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provided data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. As of January 1, 2022 NSC merged into NNOV8, LLC, a subsidiary of NMIC, and all services going forward were provided by NMIC. For the years ended December 31, 2023 and 2022, the Company was allocated costs from NMIC totaling $245 million and $285 million, respectively. For the year ended December 31, 2021, the Company was allocated costs from NMIC and NSC totaling $288 million.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.4 billion and $3.7 billion as of December 31, 2023 and 2022, respectively. Total revenues from these contracts were $125 million, $127 million and $121 million for the years ended December 31, 2023, 2022 and 2021, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $84 million, $87 million and $113 million for the years ended December 31, 2023, 2022 and 2021, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The Company receives an annual fee payable from the Tax Credit Funds, for which it is a guarantor and Managing Member, for its services in connection with the oversight of the performance of the Investee Partnerships and the compliance by their managing members and managing agents thereof with the provisions of the various operating level agreements and applicable laws. The amount the Company earned for the years ended December 31, 2023, 2022 and 2021 were immaterial.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2023 and 2022, customer allocations to NFG funds totaled $63.9 billion and $63.0 billion, respectively. For the years ended December 31, 2023, 2022 and 2021, NFG paid the Company $234 million, $242 million and $265 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $1.3 billion and $1.0 billion as of December 31, 2023 and 2022, respectively. As of December 31, 2023 and 2022, amounts on deposit with NCMC were comprised of $1.0 billion and $883 million, respectively, of cash equivalents, with remaining amounts in short-term investments.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2023, 2022 and 2021 was $63 million, $112 million and $74 million, respectively.

The Company provides commercial mortgage loans to subsidiaries of Nationwide Realty Investors, LTD, a subsidiary of NMIC with interest rates ranging from 3.62% to 4.90% and maturity dates ranging from January 2031 to July 2041. As of December 31, 2023 and 2022, the Company had $304 million and $338 million, respectively, outstanding under these arrangements.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2023 and 2022, the Company had no outstanding borrowings from affiliated entities under such agreements. The amounts the Company incurred for interest expense on intercompany repurchase agreements during 2023, 2022 and 2021 were immaterial.

During 2023, the Company received capital contributions of $135 million from NFS. During 2024, the Company received an additional capital contribution of $30 million from NFS. During 2022, the Company received capital contributions of $310 million from NFS.

During 2023, there were no capital contributions paid to NLAIC by the Company. During 2024, the Company has paid capital contributions to NLAIC of $100 million as of the subsequent event date. During 2022 and 2021, the Company paid capital contributions of $800 million and $400 million, respectively, to NLAIC. In addition, the Company contributed $60 million to NLAIC in connection with the January 1, 2022 merger of HLIC.

The Company has a replacement unsecured promissory note and revolving line of credit agreement with JNLNY whereby JNLNY can borrow up to $5 million. No amounts have been drawn on the note as of December 31, 2023 or through the subsequent event date.

Pursuant to financial support agreements, the Company has agreed to provide NLAIC and JNL with the minimum capital and surplus required by each state in which NLAIC and JNL does business. These agreements do not constitute the Company as guarantor of any obligation or indebtedness of NLAIC or JNL or provide any creditor of NLAIC or JNL with recourse to or against any of the assets of the Company.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Eagle’s surplus position is evaluated quarterly to determine if an additional surplus contribution is required from the Company or if a distribution to the Company can be declared as of each quarter end. During 2023 and 2022, the Company made surplus contributions to Eagle. On September 29, 2023, the Company made a surplus contribution to Eagle of $10 million. On June 30, 2022 and July 19, 2022, the Company made surplus contributions to Eagle of $225 million and $1 million, respectively. During 2023 and 2022 Eagle declared distributions to the Company based on their earned surplus position. On February 9, 2024, the Company received a total distribution of $421 million that was declared on December 29, 2023 and consisted of a return of contributed surplus of $10 million and a dividend of $411 million. The return of contributed surplus receivable was recorded in other invested assets and the dividend receivable was recorded in investment income due and accrued as of December 31, 2023. On August 10, 2023, the Company received a dividend distribution of $205 million that was declared on June 30, 2023. On May 9, 2023, the Company received a dividend distribution of $204 million that was declared on March 31, 2023. On February 10, 2023, the Company received a total distribution of $332 million that was declared on December 30, 2022 and consisted of a return of contributed surplus of $221 million and a dividend of $111 million. The return of contributed surplus receivable was recorded in other invested assets and the dividend receivable was recorded in investment income due and accrued as of December 31, 2022. On November 10, 2022, the Company received a return of contributed surplus distribution of $5 million that was declared on September 30, 2022. On May 10, 2022, the Company received a dividend distribution of $19 million that was declared on March 31, 2022. On February 10, 2022, the Company received a dividend distribution of $168 million that was declared on December 31, 2021.

On December 22, 2021, the Company and NLAIC entered into a short-term loan where NLAIC borrowed $80 million from the Company. NLAIC repaid the short-term loan in full on January 4, 2022.

In March 2022, the Company executed a $850 million unsecured promissory note and revolving line of credit agreement with Nationwide SBL, LLC (“NWSBL”), an affiliate, at an interest rate of 1-month LIBOR plus 1.25% with a maturity date of March 1, 2023. As of December 31, 2022 NWSBL had outstanding borrowings of $168 million. During 2023, additional draws increased the outstanding balance to $198 million when, on March 1, 2023, the outstanding balance was repaid and a replacement agreement was entered into at an interest rate of 1-month SOFR plus 0.9% and a maturity date of February 28, 2024. As of December 31, 2023, NWSBL had outstanding borrowings of $328 million. During 2024, additional draws increased the outstanding balance to $363 million when, on February 28, 2024, the outstanding balance was repaid and a replacement agreement was entered into at an interest rate of 1-month SOFR plus 0.9% and a maturity date of February 27, 2025 with an initial draw of $363 million. Subsequently, additional draws have increased the outstanding balance to $381 million as of the subsequent event date.

During 2022, the Company and NMIC entered into unsecured promissory note agreements. On August 11, 2022, NMIC borrowed $50 million from the Company and subsequently repaid the note in full on August 15, 2022. On September 8, 2022, NMIC borrowed $150 million from the Company and subsequently repaid the note in full on September 15, 2022.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLIC), LLC (“NW REI (NLIC)”), a subsidiary of NMIC, at $251 million and $140 million as of December 31, 2023 and 2022, respectively. NW REI (NLIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLIC) to the value contained in the audited financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLIC), if not already recorded in the financial statements of NW REI (NLIC).

(13)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there is no net financial statement impact related to these guarantees.

The contractual obligations under NLAIC’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by the Company. Total SPDA contracts affected by this guarantee in force were immaterial as of December 31, 2023 and 2022.

The Company has guaranteed the obligations and liabilities of NISC, including, without limitation, the full and prompt payment of all accounts payable to any party now or in the future. If for any reason NISC fails to satisfy any of its obligations, the Company will cause such obligation, loss or liability to be fully satisfied.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(14)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of surplus as regards policyholders as of the prior December 31 or (ii) the net income of the insurer as of the prior year. No dividends were paid by the Company to NFS for the years ended December 31, 2023 and 2022. In March 2021, the Company paid an ordinary dividend of $550 million to NFS. The Company’s surplus as regards policyholders as of December 31, 2023, was $11.2 billion and statutory net income for 2023 was $949 million. As of January 1, 2024, the Company has the ability to pay dividends to NFS totaling $1.1 billion without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned capital and surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I  Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2023:

(in millions)	Column A	Column B	Column C	Column D
	Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
	Bonds:
	U.S. Treasury securities and obligations of U.S. government corporations	$173	$175	$173
	U.S. government and agencies	104	105	104
	Obligations of states and political subdivisions	3,576	3,361	3,576
	Foreign governments	342	321	342
	Public utilities	4,758	4,410	4,736
	All other corporate, mortgage-backed and asset-backed securities	35,011	33,102	34,936
	Total fixed maturity securities	$43,964	$41,474	$43,867
	Equity securities:
	Common Stocks:
	Banks, trust and insurance companies	65	67	67
	Industrial, miscellaneous and all other	164	164	164
	Nonredeemable preferred stocks	42	46	46
	Total equity securities[1]	$271	$277	$277
	Mortgage loans[2]	9,146		9,144
	Short-term investments	1,555		1,555
	Policy loans	970		969
	Other long-term investments[3]	2,346		2,346
	Total invested assets	$58,252		$58,158
1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $3.4 billion are excluded.
2	Difference from Column B is attributable to valuation allowances on mortgage loans (see Note 5 to the audited statutory financial statements).
3

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $324 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III Supplementary Insurance Information

As of December 31, 2023, 2022 and 2021 and for each of the years then ended (in millions):

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[2]	Other policy claims and benefits payable[2]	Premium revenue
2023
Life Insurance		$5,428			$412
Annuities		15,213			7,368
Retirement Solutions		20,351			4,150
Corporate Solutions and Other		8,381			2,740
Total		$49,373			$14,670
2022
Life Insurance		$5,353			$415
Annuities		10,635			5,758
Retirement Solutions		21,824			5,097
Corporate Solutions and Other		7,670			3,265
Total		$45,482			$14,535
2021
Life Insurance		$5,306			$425
Annuities		8,026			6,512
Retirement Solutions		22,446			4,551
Corporate Solutions and Other		6,721			1,176
Total		$42,499			$12,664

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[3]	Benefits, claims, losses and settlement expenses[4]	Amortization of deferred policy acquisition costs[1]	Other operating expenses	Premiums written
2023
Life Insurance	$276	$757		$101
Annuities	613	13,619		158
Retirement Solutions	835	5,610		214
Corporate Solutions and Other	1,412	1,943		203
Total	$3,136	$21,929		$676
2022
Life Insurance	$261	$730		$105
Annuities	346	10,871		136
Retirement Solutions	860	6,178		120
Corporate Solutions and Other	552	1,519		174
Total	$2,019	$19,298		$535
2021
Life Insurance	$254	$311		$107
Annuities	337	9,411		41
Retirement Solutions	861	6,973		122
Corporate Solutions and Other	779	1,304		169
Total	$2,231	$17,999		$439
1	Deferred policy acquisition costs and amortization of deferred policy acquisition costs are not applicable for statutory basis of accounting.
2	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
3

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

4	Benefits to policyholders and beneficiaries, increase in reserves for future policy benefits and claims and commissions are included in Column H amounts.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV  Reinsurance

As of December 31, 2023, 2022 and 2021 and each of the years then ended:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount
2023
Life insurance in force	$147,725	$(26,722)	$579	$121,582
Premiums:
Life Insurance	$2,931	$(143)	$12	$2,800
Accident and health insurance	457	(465)	9	-
Total	$3,388	$(608)	$21	$2,800

2022
Life insurance in force	$145,173	$(29,598)	$605	$116,180
Premiums:
Life Insurance	$3,473	$(144)	$12	$3,341
Accident and health insurance	425	(424)	-	1
Total	$3,898	$(568)	$12	$3,342

2021
Life insurance in force	$144,115	$(29,120)	$653	$115,648
Premiums:
Life Insurance	$1,624	$(140)	$12	$1,496
Accident and health insurance	445	(444)	-	1
Total	$2,069	$(584)	$12	$1,497

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V  Valuation and Qualifying Accounts

Years ended December 31, 2023, 2022 and 2021:

(in millions)
Column A	Column B	Column C	Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Deductions[1]	Balance at end of period
2023
Valuation allowances - mortgage loans[2]	$1	$1	$-	$2

2022
Valuation allowances - mortgage loans	$43	$(5)	$-	$38

2021
Valuation allowances - mortgage loans	$48	$(4)	$(1)	$43
1	Amounts generally represent recoveries, payoffs and sales.

2	Effective January 1, 2023, the Company changed its method for reserving for mortgage loans. Refer to Note 5 for further discussion and the resulting impacts of the change.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.